    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006

                                                           FILE NO. 333-101948

                                                                     811-04972

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 11                            /X/


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 234                                          /X/


                        HARTFORD LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT SEVEN

                          (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL

                        HARTFORD LIFE INSURANCE COMPANY

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on              , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

HARTFORD LEADERS PLUS

SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON] 1-800-862-6668 (CONTRACT OWNERS)
                 1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]  WWW.HARTFORDINVESTOR.COM


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series II, Series IIR and Series III of Hartford Leaders Plus variable annuity. Please read it carefully before you purchase your variable annuity or make a subsequent Premium Payments. Series II Contracts were issued before January 30, 2004. Series IIR Contracts were issued after January 30, 2004, but before May 2, 2005. Series III Contracts are issued on or after May 2, 2005.

The differences between Series II/IIR Contracts and Series III Contracts are the fees, expenses, and death benefits.


We call this variable annuity "Plus" because each time you make a Premium Payment, Hartford Life Insurance Company ("us," "we" or "our") will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.



This variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X   Flexible, because you may add Premium Payments at any time.


X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.


X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Hartford Series Fund, Inc., MFS(R) Variable Insurance Trust, and Franklin Templeton Variable Insurance Products Trust. The Funds are described in greater detail in Section 3.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.

You should keep this prospectus for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states. Please refer to the "State Variations" discussion in Section 7 for additional information about variations in fees and features based on specific state requirements.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 2006



THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2006

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
1.   HIGHLIGHTS                                                                                                                 3
2.   SYNOPSIS                                                                                                                   6
3.   GENERAL CONTRACT INFORMATION                                                                                              14
     Hartford Life Insurance Company                                                                                           14
     The Separate Account                                                                                                      14
     The Funds                                                                                                                 14
     Fixed Accumulation Feature                                                                                                20
4.   PERFORMANCE RELATED INFORMATION                                                                                           20
5.   THE CONTRACT                                                                                                              21
     a.  Purchases and Contract Value                                                                                          21
     b.  Charges and Fees                                                                                                      26
     c.  The Hartford's Principal First and The Hartford's Principal First Preferred                                           30
     d.  The Hartford's Lifetime Income Builder                                                                                32
     e.  Death Benefits                                                                                                        37
     f.  Surrenders                                                                                                            48
     g.  Annuity Payouts                                                                                                       49
     h.  Other Programs Available                                                                                              52
6.   DEFINITIONS                                                                                                               54
7.   OTHER INFORMATION                                                                                                         56
     Legal Matters                                                                                                             58
     More Information                                                                                                          59
     Financial Statements                                                                                                      59
     State Variations                                                                                                          59
8.   FEDERAL TAX CONSIDERATIONS                                                                                                61
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       67
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             68
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                                                                       74
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     85
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES                                                            86
APPENDIX V -- ACCUMULATION UNIT VALUES                                                                                         87
APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES                                                             104

HARTFORD LIFE INSURANCE COMPANY                                            3

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1. HIGHLIGHTS


Below is a summary of some important information about your variable annuity Contract.


A. MAXIMUM ISSUE AGE:


Subject to State Variations (see Section 7), the Annuitant, Contract Owner or joint Contract Owner cannot be older than age 85 on the date your Contract is issued. For more information, see Sections 1(h) and 5(a). We, or any broker-dealer, investment adviser, financial adviser or selling firm ("Registered Representative"), may refuse to sell a Contract or any optional benefit to any person based on age and other relevant criteria. Optional benefits are also subject to separate maximum issue ages described in Section 1(e) below.



B. INITIAL INVESTMENT: To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:



   NON-QUALIFIED CONTRACTS            QUALIFIED CONTRACTS
----------------------------------------------------------------
           $10,000                           $2,000




In some circumstances, if you enroll in the InvestEase(R) Program, we may allow a lower minimum initial investment.



Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract monthly or quarterly made through the InvestEase Program and contract specific variations). Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).



RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See "State Variations" in Section 7 for more information.



C. IS THE FIXED ACCUMULATION FEATURE AVAILABLE? / / Yes |X| No


D. CONTINGENT DEFERRED SALES CHARGES:


There may be a variety of variable annuity products available for you to purchase from us. These choices may range from contracts with no sales charges, front-end or Contingent Deferred Sales Charges, and contracts that offer Payment Enhancements (bonus feature). Other variations among our variable annuities include, among other things, different Mortality and Risk Charges, different investment options, the amount of the minimum initial investment, access to the Fixed Accumulation Feature and the amount of commissions paid to your Registered Representative. The form of Contract you select is specified in your Application. NOT EVERY VARIABLE ANNUITY PRODUCT IS NECESSARILY AVAILABLE FROM YOUR REGISTERED REPRESENTATIVE.



This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. The percentage used to determine your Contingent Deferred Sales Charge is:


YEAR          1    2     3     4     5     6     7     8    9+
CHARGE       8%    8%    8%    8%    7%   6%    5%    4%    0%

This is a "bonus" annuity. Each time you make a Premium Payment, we will credit your Contract Value with a Payment Enhancement. The amount of this Payment Enhancement is based on your cumulative Premium Payments and is equal to:

-     3% of the Premium Payment if your cumulative Premium
      Payments are less than $50,000, or

-     4% of the Premium Payment if your cumulative Premium
      Payments are more than $50,000.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract equal to 1% of your prior Premium Payments.

Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

This Contract has higher contingent deferred sales charges and mortality and expense risk charges than an annuity without a bonus feature. The contingent deferred sales charge period is also longer for this Contract than those without a bonus feature. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

We may recapture Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date and under certain other circumstances. This means that you may forfeit the bonus features of this Contract depending on your needs and circumstances.

We issue variable annuities that do not have Payment Enhancements and have lower charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with this Payment Enhancement (bonus) is a suitable investment for you.

For more information, see Sections 2, 5(b) and 7.

NURSING HOME SALES CHARGE WAIVER: Should the need arise for the Annuitant, Owner or joint Owner to enter a nursing home or hospital, you can access money from your Contract -- with no Contingent Deferred Sales Charges -- to help pay these expenses. Certain requirements must be met, including:

- The benefit will only apply to Premium Payments made prior to the nursing home or hospital stay;

- The nursing home or hospital stay must be prescribed by a physician; and

- The stay in the nursing home or hospital must exceed 180 consecutive days.

4                                            HARTFORD LIFE INSURANCE COMPANY

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See "State Variations" in Section 7 for more information.


ANNUAL WITHDRAWAL AMOUNT: This is the amount you may withdraw annually without a Contingent Deferred Sales Charge.


- YEARS 1-8: 10% of total Premium Payments per Contract year on a non-cumulative basis.

- AFTER YEAR 8: 100% of any earnings, and Premium Payments invested more than 8 years plus 10% of Premium Payments invested for less than 8 years.

While we provide several ways for you to access your money, not all of your Premiums may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on the money you take out. Your Premiums are also subject to market risk based on the sub-account performance. See Section 1(h) for more information.

E. CONTRACT CHARGES:

- MORTALITY AND EXPENSE RISK CHARGE: 1.50% annually, charged daily from Sub-Account Value.

- ADMINISTRATIVE CHARGE: 0.15% (Series II and Series IIR Contracts) or 0.20% (Series III Contracts) annually, charged daily from Sub-Account Value.


- ANNUAL MAINTENANCE FEE: $30, waived for Contract Values of $50,000 and over on the Contract Anniversary or at full Surrender.



- PREMIUM TAXES: These are taxes paid to state or municipal authorities upon Annuitization or Surrender and range from 0% to up to 3.5% of Premiums paid.



OPTIONAL BENEFIT CONTRACT CHARGES AND MAXIMUM ISSUE AGES



     RIDER       ANNUAL CHARGE         MAXIMUM ISSUE AGE
----------------------------------------------------------------
----------------------------------------------------------------
                                 NON-QUALIFIED   IRAS/QUALIFIED
                                   PLANS AND
                                   ROTH IRAS         PLANS
----------------------------------------------------------------
MAV PLUS*        0.30%,                75              75
                 charged daily
                 from
                 Sub-Account
                 Value
THE HARTFORD'S   0.50%,                85              80
PRINCIPAL FIRST  charged daily
                 from
                 Sub-Account
                 Value,
                 maximum
                 charge 0.75%
THE HARTFORD'S   0.20%,                85              70
PRINCIPAL        charged daily
FIRST PREFERRED  from
                 Sub-Account
                 Value
THE HARTFORD'S   0.40%,                75              75
LIFETIME         charged
INCOME BUILDER   annually from
                 Benefit
                 Amount (as
                 compared to
                 Sub-Account
                 Value),
                 maximum
                 charge of
                 0.75%




*   Please see Section 7 for State variations of this benefit.



Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values. See Section 5(b) for more information.


F. ANNUITY PAYOUT OPTIONS: You must begin to take Annuity Payouts by the later of the Annuitant's 90th birthday or the end of the 10th Contract Year. Your Annuity Payout Options are:

-  Payments for a Period         -  Life Annuity with Payments
   Certain                          for a Period Certain
-  Life Annuity                  -  Joint and Last Survivor
                                    Annuity
-  Life Annuity with a Cash      -  Joint and Last Survivor
   Refund                           Annuity with Payments for
                                    a Period Certain



G. DEATH BENEFITS: A Death Benefit is the amount we will pay if the annuitant, Contract Owner, or joint Contract Owner dies before we begin to make Annuity Payouts. All Death Benefits are calculated when we receive a certified death certificate or other legal document acceptable to us. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or Joint Contract Owner on the date the Contract is issued. You may also choose to add an optional Death Benefit to your Contract for an additional charge. See
Section 5(e) for more information.


STANDARD DEATH BENEFITS -- AVAILABLE FOR NO ADDITIONAL CHARGE


- PREMIUM SECURITY DEATH BENEFIT (ISSUE AGES 0 - 80): The highest of:



  (i) Contract Value,



 (ii) total Premium Payments adjusted for Surrenders, or



(iii) Maximum Anniversary Value or your Contract Value plus 25% of your Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death), whichever is less.



  Once issued, this Death Benefit doesn't change as long as you own your Contract.



- ASSET PROTECTION DEATH BENEFIT (ISSUE AGES 81 - 85): The highest of:


  (i) Contract Value, or


 (ii) Premium Payments adjusted for Surrenders or Contract Value plus 25% of Premium Payments adjusted for Surrenders (excluding Premium Payments we receive within 12 months of death) whichever is less.



STANDARD DEATH BENEFIT -- IF YOU ELECT THE HARTFORD'S LIFETIME INCOME BUILDER



- The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit replaces the standard Death Benefits. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value as of the date proof of death is received by us.

HARTFORD LIFE INSURANCE COMPANY                                            5

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OPTIONAL DEATH BENEFIT -- AVAILABLE FOR AN ADDITIONAL DAILY CHARGE EQUAL TO
0.30% ANNUALLY


- MAV PLUS -- Subject to State variations, if you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and the greatest of (i) the Standard Death Benefit, (ii) Maximum Anniversary Value; or (iii) the Earnings Protection Benefit. In states where MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit." See Sections 2, 5(b), 5(e) and 7 for more information.



H. THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY



You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning an annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD THEREFORE CONSIDER, AMONG OTHER THINGS:



- How long you intend to hold the variable annuity (also referred to as investment time horizon).



- Whether you can afford to make Premium Payments based on your other assets and income.



- Whether you thoroughly understand how this product works and how charges may affect your investments.



- Whether you are able to accept market fluctuations based on underlying Fund performance.



- Whether you have a need for tax-deferral, lifetime income and/or a guaranteed withdrawal benefit or a death benefit.



- Whether investing in a variable annuity through any form of qualified plan or IRA may be the right investment decision even though a variable annuity will provide no additional tax advantages.



- Whether you have a need for long-term income, tax deferral or a death benefit (especially if you are an older person).



- You should not invest in this variable annuity if you want to make frequent Sub-Account transfers.



- While we provide several ways for you to access your money, not all of your Premium Payments may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out.



- Changing the ownership of your Contract may have adverse tax consequences and can result in the recalculation of your benefits.


For more information about variable annuities, see http://www.nasd.com/web/idcplg?IdcService=SS_GET_PAGE&nodeId=1232


I. WILL MY REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF A COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?



We pay an up-front commission of up to 7% and trail commissions will generally not be more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. We encourage you to check with your Registered Representative about whether they are working on a fee-based or commission-based compensation arrangement. See Section 7 for more information.

6                                            HARTFORD LIFE INSURANCE COMPANY

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           8%
     Second Year                                                                                                              8%
     Third Year                                                                                                               8%
     Fourth Year                                                                                                              8%
     Fifth Year                                                                                                               7%
     Sixth Year                                                                                                               6%
     Seventh Year                                                                                                             5%
     Eighth Year                                                                                                              4%
     Ninth Year                                                                                                               0%



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See Section 5(b) for more information.


(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES -- SERIES III CONTRACTS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                                                                                                        SERIES III
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.50%
     Administrative Charge                                                                                                   0.20%
     Total Separate Account Annual Expenses                                                                                  1.70%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     MAV Plus Death Benefit Charge (4)                                                                                       0.30%
     The Hartford's Principal First Charge (5)(6)                                                                            0.75%
     The Hartford's Principal First Preferred Charge (5)                                                                     0.20%
     Total Separate Account Annual Expenses with optional benefit separate account charges (7)                               2.75%
OPTIONAL CHARGES (as a percentage of the Benefit Amount)
     The Hartford's Lifetime Income Builder Charge (as a percentage of the Benefit Amount) (5)(6)(8)                         0.75%

HARTFORD LIFE INSURANCE COMPANY                                            7

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CONTRACT OWNER PERIODIC EXPENSES -- SERIES II AND SERIES IIR CONTRACTS

                                                                                                                       SERIES II &
                                                                                                                       SERIES IIR
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.50%
     Administrative Charge                                                                                                   0.15%
     Total Separate Account Annual Expenses                                                                                  1.65%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     MAV/EPB Death Benefit Charge (4)                                                                                        0.30%
     The Hartford's Principal First Charge (5)(6)                                                                            0.75%
     The Hartford's Principal First Preferred Charge (5)                                                                     0.20%
     Total Separate Account Annual Expenses with optional benefit separate account charges (7)                               2.70%
OPTIONAL CHARGES (as a percentage of the Benefit Amount)
     The Hartford's Lifetime Income Builder Charge (as a percentage of the Benefit Amount) (5)(6)(8)                         0.75%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) See "State Variations" under Section 7 for additional information.

(5) You may choose only one of the following: The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.


(6) While the maximum charges for The Hartford's Lifetime Income Builder and The Hartford's Principal First are 0.75%, the current fees for these benefits are 0.40% and 0.50%, respectively. These fees may increase on or after the 5th anniversary of election subject to restrictions. See sections 5(c) and 5(d) for additional information.


(7) Total Separate Account Annual Expenses with optional separate charges includes charges for the highest combination of optional charges. In addition to separate account benefit charges, you may also incur Benefit Amount based charges if you elect The Hartford's Lifetime Income Builder rider.

(8) The annual charge is deducted on each Contract Anniversary or upon Surrender. If you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider, we reserve the right to waive the rider charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.49%        4.03%

8                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.



                        ANNUAL FUND OPERATING EXPENSES
                         AS OF THE FUND'S YEAR END



                        (As a percentage of net assets)



                                                            12b-1                                                     TOTAL
                                                         DISTRIBUTION              TOTAL ANNUAL   CONTRACTUAL       NET ANNUAL
                                                           AND/OR                      FUND      FEE WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER      OPERATING       EXPENSE         OPERATING
FUND                                           FEES         FEES        EXPENSES     EXPENSES    REIMBURSEMENTS      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I         0.72%          N/A        0.30%         1.02%        0.05%            0.97%(1)(2)
AIM V.I. Blue Chip Fund -- Series I           0.75%          N/A        0.39%         1.14%        0.13%            1.01%(1)(3)(4)
AIM V.I. Capital Appreciation Fund --
   Series I                                   0.61%          N/A        0.29%         0.90%          N/A            0.90%(2)(5)
AIM V.I. Core Equity Fund -- Series I         0.60%          N/A        0.27%         0.87%          N/A            0.87%(2)(5)(6)
AIM V.I. Demographic Trends Fund --
   Series I                                   0.77%          N/A        0.38%         1.15%        0.14%            1.01%(1)(3)
AIM V.I. Government Securities Fund --
   Series I                                   0.47%          N/A        0.41%         0.88%        0.04%            0.84%(7)(8)
AIM V.I. International Growth Fund --
   Series I                                   0.73%          N/A        0.38%         1.11%          N/A            1.11%(2)
AIM V.I. Large Cap Growth Fund -- Series I    0.75%          N/A        0.41%         1.16%        0.15%            1.01%(3)(5)(9)
AIM V.I. Mid Cap Core Equity Fund --
   Series I                                   0.72%          N/A        0.31%         1.03%          N/A            1.03%(2)
AIM V.I. Small Cap Equity Fund -- Series I    0.85%          N/A        0.72%         1.57%        0.42%            1.15%(9)(10)
American Funds Asset Allocation Fund --
   Class 2                                    0.34%(11)    0.25%        0.01%         0.60%        0.03%            0.57%
American Funds Blue Chip Income and
   Growth Fund -- Class 2                     0.44%(11)    0.25%        0.01%         0.70%        0.04%            0.66%
American Funds Bond Fund -- Class 2           0.43%(11)    0.25%        0.01%         0.69%        0.04%            0.65%
American Funds Global Growth Fund --
   Class 2                                    0.58%(11)    0.25%        0.04%         0.87%        0.05%            0.82%
American Funds Global Growth and Income
   Fund -- Class 2                            0.69%*       0.25%        0.04%         0.98%          N/A            0.98%
American Funds Global Small
   Capitalization Fund -- Class 2             0.74%(11)    0.25%        0.05%         1.04%        0.07%            0.97%
American Funds Growth Fund -- Class 2         0.33%(11)    0.25%        0.02%         0.60%        0.03%            0.57%
American Funds Growth-Income Fund --
   Class 2                                    0.28%(11)    0.25%        0.01%         0.54%        0.02%            0.52%
American Funds International Fund --
   Class 2                                    0.52%(11)    0.25%        0.05%         0.82%        0.05%            0.77%
American Funds New World Fund -- Class 2      0.84%(11)    0.25%        0.08%         1.17%        0.07%            1.10%
Franklin Flex Cap Growth Securities Fund
   -- Class 2                                 0.75%(12)    0.25%(13)    0.48%(12)     1.48%(14)    0.55%(12)        0.93%(12)
Franklin Income Securities Fund -- Class 2    0.46%(15)    0.25%(13)    0.02%         0.73%          N/A            0.73%

HARTFORD LIFE INSURANCE COMPANY                                            9

----------------------------------------------------------------------------


                                                           12b-1                                                      TOTAL
                                                        DISTRIBUTION               TOTAL ANNUAL   CONTRACTUAL       NET ANNUAL
                                                           AND/OR                      FUND      FEE WAIVERS OR        FUND
                                            MANAGEMENT   SERVICING       OTHER      OPERATING       EXPENSE         OPERATING
FUND                                           FEES         FEES       EXPENSES      EXPENSES    REIMBURSEMENTS      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
Franklin Large Cap Growth Securities Fund
   -- Class 2                                 0.73%(15)    0.25%(13)    0.03%        1.01%           N/A            1.01%
Franklin Large Cap Value Securities Fund
   -- Class 2                                 0.74%(12)    0.22%(13)    0.91%(12)    1.87%(14)     0.97%(12)        0.90%(12)
Franklin Rising Dividends Securities Fund
   -- Class 2                                 0.62%(15)    0.25%(13)    0.02%        0.89%         0.02%(16)        0.87%(16)
Franklin Small-Mid Cap Growth Securities
   Fund -- Class 2                            0.48%        0.25%(13)    0.28%        1.01%         0.02%(16)        0.99%(16)
Franklin Strategic Income Securities Fund
   -- Class 1                                 0.39%          N/A        0.27%        0.66%           N/A            0.66%
Hartford Money Market HLS Fund -- Class IA    0.45%          N/A        0.04%        0.49%           N/A            0.49%
MFS(R) Capital Opportunities Series --
   Initial Class                              0.75%          N/A        0.23%(17)    0.98%(17)     0.08%(18)        0.90%(17)
MFS(R) Emerging Growth Series -- Initial
   Class                                      0.75%          N/A        0.13%(17)    0.88%(17)       N/A            0.88%(17)
MFS(R) Global Equity Series -- Initial
   Class                                      1.00%          N/A        0.48%(17)    1.48%(17)     0.33%(18)        1.15%(17)
MFS(R) High Income Series -- Initial Class    0.75%          N/A        0.15%(17)    0.90%(17)     0.00%(18)        0.90%(17)
MFS(R) Investors Growth Stock Series --
   Initial Class                              0.75%          N/A        0.15%(17)    0.90%(17)       N/A            0.90%(17)
MFS(R) Investors Trust Series -- Initial
   Class                                      0.75%          N/A        0.13%(17)    0.88%(17)       N/A            0.88%(17)
MFS(R) Mid Cap Growth Series -- Initial
   Series                                     0.75%          N/A        0.17%(17)    0.92%(17)       N/A            0.92%(17)
MFS(R) New Discovery Series -- Initial
   Class                                      0.90%          N/A        0.16%(17)    1.06%(17)       N/A            1.06%(17)
MFS(R) Research Bond Series -- Initial
   Class                                      0.60%          N/A        0.52%(17)    1.12%(17)     0.42%(19)(20)    0.70%(17)
MFS(R) Research International Series --
   Initial Class                              0.90%          N/A        3.13%(17)    4.03%(17)     2.93%(20)        1.10%(17)
MFS(R) Research Series -- Initial Class       0.75%          N/A        0.18%(17)    0.93%(17)       N/A            0.93%(17)
MFS(R) Total Return Series -- Initial
   Class                                      0.75%          N/A        0.09%(17)    0.84%(17)       N/A            0.84%(17)
MFS(R) Value Series -- Initial Class          0.75%          N/A        0.16%(17)    0.91%(17)     0.01%(18)        0.90%(17)
Mutual Discovery Securities Fund -- Class
   2                                          0.80%        0.25%(13)    0.23%        1.28%           N/A            1.28%
Mutual Shares Securities Fund -- Class 2      0.60%        0.25%(13)    0.18%        1.03%           N/A            1.03%
Templeton Developing Markets Securities
   Fund -- Class 1                            1.24%          N/A        0.29%        1.53%           N/A            1.53%
Templeton Foreign Securities Fund --
   Class 2                                    0.65%        0.25%        0.17%        1.07%         0.05%(16)        1.02%(16)
Templeton Growth Securities Fund -- Class
   2                                          0.75%(15)    0.25%(13)    0.07%        1.07%           N/A            1.07%




(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.



(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining

10                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


    the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



(3) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(4) On April 4, 2006, shareholders of AIM V.I. Blue Chip Fund approved the reorganization of AIM V.I. Blue Chip Fund into AIM V.I. Large Cap Growth Fund, effective June 12, 2006.



(5) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(6) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



(7) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(8) Other Expenses includes interest expense of 0.11%.



(9) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.



(10) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are

HARTFORD LIFE INSURANCE COMPANY                                           11

----------------------------------------------------------------------------


    in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(11) The Fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.



(12) The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap) and 0.90% for Franklin Large Cap Value Securities Fund (Large Cap Value). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap, and 0.74% and 1.87%, respectively, for Large Cap Value. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.



(13) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(14) Operating expenses are annualized.



(15) The Fund administration fee is paid indirectly through the management fee.



(16) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.



(18) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.



(19) MFS has contractually agreed to waive its right to receive 0.10% of the management fee annually. This contractual agreement will continue until at least April 30, 2007, unless earlier terminated or modified with the consent of the Board of Trustees which oversees the series.



(20) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.



* The Series' investment adviser is waiving 10% of its management fees. The waiver will continue until further review.

12                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLES.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, WE ASSUME A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLES SHOW CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SERIES III CONTRACTS

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $ 1,460
3 years                                                                               $ 2,789
5 years                                                                               $ 3,979
10 years                                                                              $ 6,419


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   695
3 years                                                                               $ 2,058
5 years                                                                               $ 3,367
10 years                                                                              $ 6,413


(3) If you do not Surrender your Contract:


1 year                                                                                $   703
3 years                                                                               $ 2,065
5 years                                                                               $ 3,374
10 years                                                                              $ 6,419

HARTFORD LIFE INSURANCE COMPANY                                           13

----------------------------------------------------------------------------

SERIES II AND SERIES IIR CONTRACTS

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $ 1,455
3 years                                                                               $ 2,776
5 years                                                                               $ 3,959
10 years                                                                              $ 6,387


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   690
3 years                                                                               $ 2,044
5 years                                                                               $ 3,345
10 years                                                                              $ 6,380


(3) If you do not Surrender your Contract:


1 year                                                                                $   698
3 years                                                                               $ 2,051
5 years                                                                               $ 3,352
10 years                                                                              $ 6,387


CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" in
Section 5. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

14                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses of.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.



THE FUNDS



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Long-term growth of capital
   which purchases Series I shares of the
   AIM V.I. Basic Value Fund of the AIM
   Variable Insurance Funds
AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which    A I M Advisors, Inc.                        Long-term growth of capital
   purchases Series I shares of the AIM
   V.I. Blue Chip Fund of the AIM
   Variable Insurance Funds (Pending
   shareholder approval, Fund will be
   merged into AIM V.I. Large Cap Growth
   Fund on June 12, 2006.)
AIM V.I. CAPITAL APPRECIATION FUND           A I M Advisors, Inc.                        Growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Capital
   Appreciation Fund of the AIM Variable
   Insurance Funds
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Growth of capital
   which purchases Series I shares of the
   AIM V.I. Core Equity Fund of the AIM
   Variable Insurance Funds

HARTFORD LIFE INSURANCE COMPANY                                           15

----------------------------------------------------------------------------


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND             A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT (formerly AIM V.I. Dent
   Demographic Trends Fund) which
   purchases Series I shares of the AIM
   V.I. Demographic Trends Fund of the
   AIM Variable Insurance Funds
AIM V.I. GOVERNMENT SECURITIES FUND          A I M Advisors, Inc.                        High level of current income consistent
   SUB-ACCOUNT which purchases Series I                                                  with reasonable concern for safety of
   shares of the AIM V.I. Government                                                     principal
   Securities Fund of the AIM Variable
   Insurance Funds
AIM V.I. INTERNATIONAL GROWTH FUND           A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. International
   Growth Fund of the AIM Variable
   Insurance Funds
AIM V.I. LARGE CAP GROWTH FUND               A I M Advisors, Inc.                        Long-term growth of capital
   Sub-Account which purchases Series I
   shares of the AIM V.I. Large Cap
   Growth Fund of the AIM Variable
   Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Mid Cap Core
   Equity Fund of the AIM Variable
   Insurance Funds
AIM V.I. SMALL CAP EQUITY FUND               A I M Advisors, Inc.                        Long-term growth of capital
   Sub-Account which purchases Series I
   shares of the AIM V.I. Small Cap
   Equity Fund of the AIM Variable
   Insurance Funds
AMERICAN FUNDS ASSET ALLOCATION FUND         Capital Research and Management Company     High, total return, including income and
   SUB-ACCOUNT which purchases Class 2                                                   capital gains, consistent with the
   shares of the Asset Allocation Fund of                                                preservation of capital over the long
   American Funds Insurance Series (also                                                 term
   known as American Variable Insurance
   Series)
AMERICAN FUNDS BLUE CHIP INCOME AND          Capital Research and Management Company     Produce income exceeding the average
   GROWTH FUND SUB-ACCOUNT which                                                         yield on U.S. stocks generally (as
   purchases Class 2 shares of the Blue                                                  represented by the average yield on the
   Chip Income and Growth Fund of                                                        Standard & Poor's 500 Composite Index)
   American Funds Insurance Series (also                                                 and to provide an opportunity for growth
   known as American Variable Insurance                                                  of principal consistent with sound
   Series)                                                                               common stock investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT         Capital Research and Management Company     High level of current income as is
   which purchases Class 2 shares of the                                                 consistent with the preservation of
   Bond Fund of American Funds Insurance                                                 capital
   Series (also known as American
   Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the Global Growth Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)




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16                                           HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME      Capital Research and Management Company     Seeks to make your investment grow over
   FUND SUB-ACCOUNT which purchases Class                                                time and provide you with current income
   2 shares of the Global Growth and                                                     by investing primarily in stocks of
   Income Fund of American Funds                                                         well-established companies located
   Insurance Series (also known as                                                       around the world
   American Variable Insurance Series)
AMERICAN FUNDS GLOBAL SMALL                  Capital Research and Management Company     Long-term growth of capital
   CAPITALIZATION FUND SUB-ACCOUNT which
   purchases Class 2 shares of the Global
   Small Capitalization Fund of American
   Funds Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT       Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   Growth Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH-INCOME FUND            Capital Research and Management Company     Growth of capital and income
   SUB-ACCOUNT which purchases Class 2
   shares of the Growth-Income Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS INTERNATIONAL FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the International Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT    Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   New World Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
FRANKLIN FLEX CAP GROWTH SECURITIES FUND     Franklin Advisers, Inc.                     Capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Flex Cap Growth
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN INCOME SECURITIES FUND              Franklin Advisers, Inc.                     Maximize income while maintaining
   SUB-ACCOUNT which purchases Class 2                                                   prospects for capital appreciation
   shares of the Franklin Income
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN LARGE CAP GROWTH SECURITIES FUND    Franklin Advisers, Inc.                     Capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Large Cap
   Growth Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust




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HARTFORD LIFE INSURANCE COMPANY                                           17

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND     Franklin Advisory Services, LLC             Long-term capital appreciation
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Large Cap Value
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN RISING DIVIDENDS SECURITIES FUND    Franklin Advisory Services, LLC             Long-term capital appreciation with
   SUB-ACCOUNT which purchases Class 2                                                   preservation of capital as an important
   shares of the Franklin Rising                                                         consideration
   Dividends Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
FRANKLIN SMALL-MID CAP GROWTH SECURITIES     Franklin Advisers, Inc.                     Long-term capital growth
   FUND SUB-ACCOUNT (formerly Franklin
   Small Cap Fund Sub-Account) which
   purchases Class 2 shares of the
   Franklin Small-Mid Cap Growth
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN STRATEGIC INCOME SECURITIES FUND    Franklin Advisers, Inc.                     High level of current income, with
   SUB-ACCOUNT which purchases Class 1                                                   capital appreciation over the long term
   shares of the Franklin Strategic                                                      as a secondary goal
   Income Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   Sub-Account which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
MFS CAPITAL OPPORTUNITIES SERIES             MFS Investment Management(R)                Capital appreciation
   SUB-ACCOUNT which purchases Initial
   Class shares of the MFS(R) Capital
   Opportunities Series of the MFS(R)
   Variable Insurance Trust (Closed to
   Contracts issued on or after May 2,
   2005)
MFS EMERGING GROWTH SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital
   which purchases Initial Class shares
   of the MFS(R) Emerging Growth Series
   of the MFS(R) Variable Insurance Trust
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) Global Equity Series of
   the MFS(R) Variable Insurance Trust
MFS HIGH INCOME SERIES SUB-ACCOUNT which     MFS Investment Management(R)                High current income
   purchases Initial Class shares of the
   MFS(R) High Income Series of the
   MFS(R) Variable Insurance Trust
MFS INVESTORS GROWTH STOCK SERIES            MFS Investment Management(R)                Long-term growth of capital and future
   SUB-ACCOUNT which purchases Initial                                                   income rather than current income
   Class shares of the MFS(R) Investors
   Growth Stock Series of the MFS(R)
   Variable Insurance Trust




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18                                           HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital and
   which purchases Initial Class shares                                                  secondarily to provide reasonable
   of the MFS(R) Investors Trust Series                                                  current income
   of the MFS(R) Variable Insurance Trust
MFS MID CAP GROWTH SERIES SUB-ACCOUNT        MFS Investment Management(R)                Long-term growth of capital
   which purchases Initial Class shares
   of the MFS(R) Mid Cap Growth Series of
   the MFS(R) Variable Insurance Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) New Discovery Series of
   the MFS(R) Variable Insurance Trust
MFS RESEARCH BOND SERIES SUB-ACCOUNT         MFS Investment Management(R)                Total return (high current income and
   which purchases Initial Class shares                                                  long-term growth of capital)
   of the MFS(R) Research Bond Series of
   the MFS(R) Variable Insurance Trust
MFS RESEARCH INTERNATIONAL SERIES            MFS Investment Management(R)                Capital appreciation
   SUB-ACCOUNT which purchases Initial
   Class shares of the MFS(R) Research
   International Series of the MFS(R)
   Variable Insurance Trust
MFS RESEARCH SERIES SUB-ACCOUNT which        MFS Investment Management(R)                Long-term growth and future income
   purchases Initial Class shares of the
   MFS(R) Research Series of the MFS(R)
   Variable Insurance Trust
MFS TOTAL RETURN SERIES SUB-ACCOUNT which    MFS Investment Management(R)                Above-average income
   purchases Initial Class shares of the
   MFS(R) Total Return Series of the
   MFS(R) Variable Insurance Trust
MFS VALUE SERIES SUB-ACCOUNT which           MFS Investment Management(R)                Capital appreciation and reasonable
   purchases Initial Class shares of the                                                 income
   MFS(R) Value Series of the MFS(R)
   Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND             Franklin Mutual Advisors, LLC,              Capital appreciation
   SUB-ACCOUNT which purchases Class 2       sub-advised by Franklin Templeton
   shares of the Mutual Discovery            Investment Management Limited
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT    Franklin Mutual Advisors, LLC               Capital appreciation, with income as a
   which purchases Class 2 shares of the                                                 secondary goal
   Mutual Shares Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
TEMPLETON DEVELOPING MARKETS SECURITIES      Templeton Asset Management Ltd.             Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   1 shares of the Templeton Developing
   Markets Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust




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HARTFORD LIFE INSURANCE COMPANY                                           19

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND            Templeton Investment Counsel, LLC           Long-term capital growth
   SUB-ACCOUNT which purchases Class 2
   shares of the Templeton Foreign
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
TEMPLETON GROWTH SECURITIES FUND             Templeton Global Advisors Limited,          Long-term capital growth
   SUB-ACCOUNT which purchases Class 2       sub-advised by Templeton Asset
   shares of the Templeton Growth            Management Ltd.
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust


Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND.

We do not guarantee the investment results of any of the underlying Funds.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding.


Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code
Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



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20                                           HARTFORD LIFE INSURANCE COMPANY

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ADMINISTRATIVE AND DISTRIBUTION SERVICES -- We or our affiliates have entered into agreements with the investment advisers or distributors of the Funds. Under the terms of these agreements, we or our affiliates provide administrative and distribution related services and the Funds pay fees to us or our affiliates that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the 1940 Act.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.



4. PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



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HARTFORD LIFE INSURANCE COMPANY                                           21

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes three versions of the Contract. Series II of the Contract was issued before January 30, 2004. Series IIR of the Contract was issued between January 30, 2004 and May 2, 2005. Series III is issued on or after May 2, 2005.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.

The maximum age is described in the Highlights or State Variation Sections. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be priced on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. We will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- We will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.



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- We will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- We will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- We will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. We issue a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require us to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.



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WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.


You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within
30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.


For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of our other products, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

We attempt to curb frequent transfers in the following ways:


X   20 Transfer Rule; and


X   Abusive Transfer Policy

THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer



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requests each Contract Year for each Contract by any of the following methods:
U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan




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  sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and we may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer



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before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.


Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.


Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of a Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next following Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

Specific charges and fees are described in the Highlights Section.

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.




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For the examples below, assume that you made an initial Premium Payment of
$10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000.



In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial premium is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will Surrender 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.



- We will then Surrender the Premium Payments that have been in the Contract the longest.



- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 6% on that amount, or $600.



- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000, or $160.



- Your Contingent Deferred Sales Charge is $760.



In Contract Year 9 (i.e., when the initial Premium Payment is no longer subject to a Contingent Deferred Sales Charge) when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will first surrender earnings, which is the Contract Value ($37,000) less your Premium Payments ($30,000), less your Payment Enhancements ($900) or $6,100.



- We will next surrender Premium Payments not subject to Contingent Deferred Sales Charges. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.



- We will next surrender the Annual Withdrawal Amount, which is 10% of the Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.



- The final $6,900 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 7% of the amount of that premium that is surrendered, or $483.



-  Your Contingent Deferred Sales Charge is $483.



If you have any questions about these charges, please contact us or your Registered Representative.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, from each Premium Payment, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X   facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.

- Upon death of the Annuitant or Contract Owner or joint Contract Owner -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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- For The Hartford's Principal First Benefit Payments -- If your Benefit
  Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For The Hartford's Principal First Preferred Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment or amount.



- For The Hartford's Lifetime Income Builder Payments -- If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment or Lifetime Benefit Payment amount as the case may be.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.



- For substantially equal periodic payments -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.


- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge specified above. This charge is deducted from your Sub-Account Value.

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is



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not necessarily a relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV Plus or MAV/EPB Death Benefit Charge -- You may elect an optional Death Benefit called the "MAV Plus Death Benefit" or "MAV/EPB Death Benefit," subject to state availability. We will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may only elect this benefit at the time you purchase your Contract.


- The Hartford's Principal First Charge -- The Hartford's Principal First is an option that can be elected at an additional annual charge. We will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.



- The Hartford's Principal First Preferred Charge -- The Hartford's Principal First is an option that can be elected at an additional charge annual charge based on your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel the rider. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.



- The Hartford's Lifetime Income Builder Charge -- The Hartford's Lifetime Income Builder is an option that can be elected at an additional charge based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.



  We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase The Hartford's Lifetime Income Builder charge on any Contract Anniversary, you will receive advance notice of the increase and will be given the opportunity to suspend the charge increase. If you suspend The Hartford's Lifetime Income Builder charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. In the case of a Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.


PAYMENT ENHANCEMENTS

REDUCED FEES AND CHARGES

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, we expect to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, any applicable administrative charges, the Annual Maintenance Fee and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



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C. THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED



You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.



For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older and The Hartford's Principal First Preferred if the Contract Owner or Annuitant is age 71 or older.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.


You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated. If you do not cancel it, we will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts.


OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

- Your Benefit Amount can never be more than $5 million,

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First and The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.



Benefit Payments be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.


Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charges.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of your New Contract Value. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of your New Contract Value.



- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New




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  Contract Value. We have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.



Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.


If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment;
  or

- The Contract Value at the time of the ownership change or assignment.


SURRENDERING YOUR CONTRACT


You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option whichever is applicable or any of the death benefit options offered in your Contract.


If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.


THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP


Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP-UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP-UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP-UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as



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of your last Contract Anniversary from the Non-Growth Sub-Accounts to the
Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.


NON-GROWTH SUB-ACCOUNTS               GROWTH SUB-ACCOUNTS
----------------------------------------------------------------
AIM V.I. Basic Value Fund        AIM V.I. Blue Chip Fund
AIM V.I. Core Equity Fund        AIM V.I. Capital Appreciation
AIM V.I. Mid Cap Core Equity       Fund
  Fund                           AIM V.I. Dent Demographic
AIM V.I. Government                Trends Fund
  Securities Fund                AIM V.I. International Growth
American Funds Asset               Fund
  Allocation Fund                AIM V.I. Large Cap Growth Fund
American Funds Blue Chip         AIM V.I. Small Cap Equity Fund
  Income and Growth Fund         American Funds Global Growth
American Funds Bond Fund           Fund
American Funds Growth-Income     American Funds Global Growth
  Fund                             and Income Fund
American Funds International     American Funds Global Small
  Fund                             Capitalization Fund
American Funds New World Fund    American Fund Growth Fund
Franklin Income Securities       Franklin Flex Cap Growth
  Fund                             Securities Fund
Franklin Large Cap Growth        Franklin Small-Mid Cap Growth
  Securities Fund                  Securities Fund
Franklin Large Cap Value         MFS Emerging Growth Series
  Securities Fund                MFS Global Equity Series
Franklin Rising Dividends        MFS Investors Growth Stock
  Securities Fund                  Series
Franklin Strategic Income        MFS Mid Cap Growth Series
  Securities Fund                MFS New Discovery Series
Hartford Money Market HLS Fund   MFS Research Series
MFS Capital Opportunities
  Series
MFS High Income Series
MFS Investors Trust Series
MFS Research Bond Series
MFS Research International
  Series
MFS Total Return Series
MFS Value Series
Mutual Discovery Securities
  Fund
Mutual Shares Securities Fund
Templeton Developing Markets
  Securities Fund
Templeton Foreign Securities
  Fund
Templeton Growth Securities
  Fund


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


d. THE HARTFORD'S LIFETIME INCOME BUILDER



OVERVIEW



The Hartford's Lifetime Income Builder is an optional rider that is intended to help protect your Contract investment from poor market performance. The Hartford's Lifetime Income Builder provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, The Hartford's Lifetime Income Builder is a guarantee of the Benefit Amount that you can access two ways:



- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner(s) if the oldest Owner(s) (or Annuitant if the Contract Owner is a trust) is age 60 or older. You may elect to receive either a Benefit Payment or a Lifetime Benefit Payment at one time. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; or



- GUARANTEED MINIMUM DEATH BENEFIT a Death Benefit equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. The Death Benefit is payable at the death of any Contract Owner or Annuitant. DEPLETING THE BENEFIT AMOUNT BY TAKING WITHDRAWAL BENEFITS OR SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT.



ELECTING THE HARTFORD'S LIFETIME INCOME BUILDER



You may elect The Hartford's Lifetime Income Builder only at the time of purchase and once you do so, your choice is irrevocable. However, a Company sponsored exchange of this rider will not be considered to be a revocation or termination of this rider. The benefits comprising The Hartford's Lifetime Income Builder may not be purchased separately.


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The Hartford's Lifetime Income Builder is only available if the oldest Contract
Owner or Annuitant is age 75 or younger at Contract issue.



If you elect The Hartford's Lifetime Income Builder, you may not elect The Hartford's Principal First or The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Protection Death Benefit as the standard Death Benefit.



DETERMINING YOUR BENEFIT AMOUNT



The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of any subsequent Premium Payments and automatic Benefit Amount increases. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and subtract 1. In no event will this ratio be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the Contract Anniversary immediately following the oldest Owner's or Annuitant's 75th birthday.



- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment.



- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:



    (i)   the Contract Value immediately following the Surrender; or



    (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



- Benefit Amount limits. Your Benefit Amount cannot be less than $0 or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under The Hartford's Lifetime Income Builder.



If your automatic Benefit Amount increases have been suspended as a result of your declining a fee increase, you will have the option to elect the automatic Benefit Amount increase again 30 days prior to each Contract Anniversary at the then current charge. If you decide to elect the automatic Benefit Amount increase on a future Contract Anniversary, we will thereafter resume automatic Benefit Amount increases.



Since the Benefit Amount is a central source for both benefits under The Hartford's Lifetime Income Builder, taking withdrawals will ultimately lessen or eliminate the Guaranteed Minimum Death Benefit.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



WITHDRAWAL BENEFIT



The following Section describes both BENEFIT PAYMENTS and LIFETIME BENEFIT PAYMENTS which together comprise the Withdrawal Benefit.



BENEFIT PAYMENTS



Under this option, Surrenders may be immediately taken as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy




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      Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender times 5%.



If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.



If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.



LIFETIME BENEFIT PAYMENT



Under this option, Surrenders may be taken as a Lifetime Benefit Payment that is initially set equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the oldest Owner's 60th birthday or 5% of the initial Benefit Amount if the oldest Owner is 60 or older at the rider's effective date. In other words, you may elect to go from Benefit Payments to Lifetime Benefit Payments once the oldest Contract Owner turns 60 provided that your Contract Value at the time of election is greater than zero. The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



Lifetime Benefit Payments can be divided up and taken on any payment schedule that you request.



Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken after the Contract Anniversary immediately following the oldest Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender times 5%.



If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.



Lifetime Benefit Payments will be available until the first death of any Contract Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout.



If you make a subsequent Premium Payment after the Contract Anniversary immediately following the oldest Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated on the next Contract Anniversary to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.



If Surrenders are not taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the oldest Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in




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HARTFORD LIFE INSURANCE COMPANY                                           35

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effect, we will not terminate the contract under our minimum amount rules.
However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the contract and pay the Surrender Value.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



SURRENDERING YOUR CONTRACT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER



You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request this Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under The Hartford's Lifetime Income Builder.



If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, we will issue a payout annuity. If the Contract Owner is a natural person we will treat the Contract Owner(s) as the Annuitant(s) for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either The Hartford's Lifetime Income Builder Fixed Period Certain Payout or The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option described in the Annuity Payout Section. The election is irrevocable. You may elect to defer the Annuity Commencement Date until you are eligible for The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout, described below.



GUARANTEED MINIMUM DEATH BENEFIT PROVISION



The Hartford's Lifetime Income Builder includes a Guaranteed Minimum Death Benefit ("GMDB") that replaces the standard Premium Security Death Benefit described in this prospectus. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us. If the Contract Value is zero as of the date that due proof of death is received by us, there will be no death benefit under The Hartford's Lifetime Income Builder.



OWNERSHIP CHANGE



We reserve the right to approve all ownership changes. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under The Hartford's Lifetime Income Builder so long as the change in ownership does not affect the life on which the Contract is based and does not result in a change in the tax identification number under the Contract.



Any ownership change made prior to the first Contract Anniversary will have no impact on The Hartford's Lifetime Income Builder rider or the benefits thereunder as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change.



An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the oldest Owner(s) or Annuitant after the change are less than age 76 at the time of the change will automatically result in either (A) or (B):



  (A) If The Hartford's Lifetime Income Builder rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.



If the oldest Owner(s) or Annuitant is age 76 or greater at the time of an ownership change, The Hartford's Lifetime Income Builder rider will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.



SPOUSAL CONTRACT CONTINUATION



If the Contract Owner dies and the Beneficiary is the deceased Contract Owner's spouse at the time of death, the spouse may continue the Contract, and we will adjust the Contract Value to the Death Benefit value (the greater of the Death Benefit and the Benefit Amount).



If the spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:



  (A) If The Hartford's Lifetime Income Builder is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.




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  (B) If The Hartford's Lifetime Income Builder is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.



If the spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, The Hartford's Lifetime Income Builder will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



ANNUITY COMMENCEMENT DATE



If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.



OTHER INFORMATION



The Hartford's Lifetime Income Builder may not be available in all states or through all broker-dealer firms.



For purposes of determining the Benefit Amount under The Hartford's Lifetime Income Builder, we reserve the right to treat one or more Contracts issued by us to you with The Hartford's Lifetime Income Builder in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.



The Hartford's Lifetime Income Builder may not be appropriate for all investors. Several factors, among others, should be considered:



- Inasmuch as these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If the Contract Value is zero as of the date that due proof of death is received by us, there will be no death benefit under The Hartford's Lifetime Income Builder rider.



- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing The Hartford's Lifetime Income Builder rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.



- Purchasing The Hartford's Lifetime Income Builder rider is a one time only event and cannot be undone later. If you elect The Hartford's Lifetime Income Builder you will also forfeit other benefits such as The Hartford's Principal First and The Hartford's Principal First Preferred. A comparison table is provided below for ease of reference.



- Withdrawals are taxable as ordinary income to the extent of earnings and may also be subject to a 10% federal income tax penalty. Such withdrawals may have state income tax implications.



- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner-spouse. Continuation of all of the options available in The Hartford's Lifetime Income Builder is dependent upon its availability at the time of death of the first Contract Owner-spouse and will be subject to then prevailing charges.



- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option but will not be subject to automatic Benefit Amount increases.



- Certain ownership changes may result in a reduction of benefits.



- We may not allow assignments under The Hartford's Lifetime Income Builder.



- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification.



For examples on how The Hartford's Lifetime Income Builder is calculated, please see Appendix VI.




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HARTFORD LIFE INSURANCE COMPANY                                           37

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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST, THE HARTFORD'S
PRINCIPAL FIRST PREFERRED AND THE HARTFORD'S LIFETIME INCOME BUILDER



                                                             THE HARTFORD'S PRINCIPAL FIRST       THE HARTFORD'S LIFETIME INCOME
      FEATURES           THE HARTFORD'S PRINCIPAL FIRST                 PREFERRED                            BUILDER
----------------------------------------------------------  -----------------------------------------------------------------------
Charge                 0.50% of Sub-Account Value           0.20% of Sub-Account Value          0.40% of the Benefit Amount
Benefit Payment        7% of Benefit Amount                 5% of Benefit Amount                5% of highest Benefit Amount
Revocability           -  Irrevocable                       -  Revocable anytime after the      -  Irrevocable
                                                               5th Contract Year or the 5th
                                                               Anniversary of the date you
                                                               added The Hartford's
                                                               Principal First Preferred to
                                                               your Contract
                       -  Charge continues to be            -  Charge continues to be           -  Charge continues to be
                          deducted until we begin to           deducted until we begin to          deducted until we begin to
                          make annuity payouts                 make annuity payout or charge       make Annuity Payouts
                                                               will terminate if The
                                                               Hartford's Principal First
                                                               Preferred is cancelled
Step Up                -  After the 5th Contract Year,      -  Not Available                    -  Annual, automatically
                          every five years thereafter,                                             calculated, unless opted out
                          if elected
Lifetime Benefit       -  Not Available                     -  Not Available                    -  Available
Payments
Death Benefit          -  Premium Security or Asset         -  Premium Security or Asset        -  The Hartford's Lifetime Income
                          Protection Death Benefit             Protection Death Benefit            Builder Guaranteed Minimum
                                                                                                   Death Benefit
Maximum Issue Age      -  Non-Qualified & Roth IRA --       -  Non-Qualified & Roth IRA --      -  Non-Qualified & Roth IRA --
                          Age 85                               Age 85                              Age 75
                       -  IRA/Qualified -- Age 80.          -  IRA/Qualified -- Age 70.         -  IRA/Qualified -- Age 75
Investment             -  None                              -  You are not permitted to         -  None, unless approved
Restrictions                                                   transfer more than 10% of           ownership change
                                                               your Contract Value as of
                                                               your last Contract
                                                               Anniversary between certain
                                                               investment options. This
                                                               restriction is not currently
                                                               enforced
Spousal Continuation   -  Available                         -  Available                        -  Available



E. DEATH BENEFITS


WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

DEATH BENEFIT FOR SERIES III CONTRACTS

In most cases, we have used the same terminology in the contract and in this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled "Asset Protection Death Benefit" and "Premium Security Death Benefit." Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit, you will receive a Contract rider with the same name. If you elect the MAV Plus Death Benefit, you will receive a rider entitled the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If, after you receive your Contract you have any questions about



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38                                           HARTFORD LIFE INSURANCE COMPANY

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terminology of the names of the riders, please call us or your Registered
Representative.

This Contract comes with a standard Death Benefit, which depends on the age of you and your Annuitant. This minimum guaranteed Death Benefit is at no additional cost. If you and your Annuitant are younger than age 81 on the issue date, your Death Benefit is the Premium Security Death Benefit. If you or your Annuitant are age 81 or older, your Death Benefit is the APB Death Benefit, which is short for Asset Protection Death Benefit.

This minimum guaranteed Death Benefit is offered at no additional cost. If you elect the The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit. The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit is described later in this prospectus.

THE PREMIUM SECURITY DEATH BENEFIT

If both you and your Annuitant are younger than age 81 on the date we issue this Contract, your Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Your Total Premium Payments adjusted for any partial Surrenders; or

- The lesser of:

X   Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive due proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

THE ASSET PROTECTION DEATH BENEFIT


If you or your Annuitant are age 81 or older on the date we issue this Contract, the Death Benefit is the greatest of A, B and, if applicable, C below:



A.  Your Contract Value on the date we receive due proof of death;



B.  The lesser of:


X   Total Premium Payments adjusted for any partial Surrenders; or

X Your Contract Value on the date we receive due proof of death plus 25% of total Premium Payments adjusted for partial Surrenders and excluding subsequent Premium Payments we receive within 12 months of death.


C. If one of you and your Annuitant is age 81 or older on the date we issue this Contract and one of you and your Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of you or your Annuitant as determined above will be subject to the following minimum amount:


- The lesser of:

X   Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders as shown below.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.


We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.


OPTIONAL DEATH BENEFIT FOR SERIES III CONTRACTS

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV Plus Death Benefit," which is short for "Maximum Anniversary Value Plus Death Benefit." The name of the rider for the MAV Plus Death Benefit is called the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and MAV Plus Death Benefit.

In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit



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HARTFORD LIFE INSURANCE COMPANY                                           39

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choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

THE MAV PLUS DEATH BENEFIT

You may elect the "MAV Plus Death Benefit" or "Maximum Anniversary Value Plus Death Benefit" for an additional charge. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative.

The MAV Plus Death Benefit is available for an additional annual charge, deducted daily, based on your Contract Value invested in the Sub-Accounts. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.

The MAV Plus Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Total Premium Payments adjusted for any partial Surrender;

- Your Maximum Anniversary Value; or

- Your Earnings Protection Benefit described below.

EARNINGS PROTECTION BENEFIT

The Death Benefit depends on the age of you and your Annuitant on the date the MAV Plus Death Benefit is added to your Contract. If each age is 69 or younger, the benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms " gain" and "cap" are described below.

If you and/or your Annuitant are age 70 or older on the date the MAV Plus Death Benefit is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value on the calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

The Contract gain that is used to determine your Death Benefit has a limit or "cap". The cap is 200% of the following:

- The Contract Value on the date the MAV Plus Death Benefit was added to your Contract; plus

- Premium Payments made after the MAV Plus Death Benefit was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

- Any adjustments for partial Surrenders.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS FOR SERIES III CONTRACTS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders;
  or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.



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40                                           HARTFORD LIFE INSURANCE COMPANY

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DEATH BENEFIT FOR SERIES II AND SERIES IIR CONTRACTS

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE SERIES II AND SERIES IIR CONTRACTS. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT
CHOICES                                      SUMMARY                                              HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Protection       Not available if you elect the Premium Protection      This Death Benefit is the greatest of:
Death Benefit          Death Benefit.
                                                                              X   Contract Value, minus any Payment Enhancements
                       No extra charge.                                           credited within 12 months of death or after
                                                                                  death; or
                       If you do not elect a Death Benefit, we will issue     X   Contract Value minus any Payment Enhancements
                       your Contract with the Asset Protection Death              credited within 12 months of death or after
                       Benefit.                                                   death, PLUS 25% of the total Premium Payments
                                                                                  excluding any subsequent Premium Payments we
                                                                                  receive within 12 months of death or after
                                                                                  death. Premium Payments are adjusted for any
                                                                                  partial Surrenders; or
                                                                              X   Contract Value minus any Payment Enhancements
                                                                                  credited within 12 months of death or after
                                                                                  death, PLUS 25% of your Maximum Anniversary
                                                                                  Value minus any subsequent Premium Payments
                                                                                  received and Payment Enhancements credited
                                                                                  within 12 months of death or after death.

                                                                              This Death Benefit cannot exceed the greatest of:

                                                                              X   Contract Value minus any Payment Enhancements
                                                                                  credited within 12 months of death or after
                                                                                  death; or
                                                                              X   Total Premium Payments adjusted for any partial
                                                                                  Surrenders; or
                                                                              X   Your Maximum Anniversary Value minus any
                                                                                  Payment Enhancements credited within 12 months
                                                                                  of death or after death.
Premium Protection     Not available if you elect the Asset Protection        This Death Benefit is the greater of:
Death Benefit          Death Benefit.
                                                                              X   Contract Value minus any Payment Enhancements
                       No extra charge.                                           credited within 12 months of death or after
                                                                                  death; or
                       You cannot choose this Death Benefit if either you     X   Total Premium Payments you have made to us
                       or your Annuitant are 76 years old or older.               minus an adjustment for any partial Surrenders.

HARTFORD LIFE INSURANCE COMPANY                                           41

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
OPTIONAL
DEATH BENEFIT                                SUMMARY                                              HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death Benefit  Optional Death Benefit that is available for an        If you elect this Death Benefit with the Asset
                       additional annual charge based on your Contract        Protection Death Benefit, your Death Benefit will
                       Value invested in the Sub-Accounts and is deducted     be the greatest of:
                       daily.
                                                                              X   The Asset Protection Death Benefit described
                       Only available upon purchase.                              above;
                                                                              X   The total Premium Payments you have made to us
                       May elect in addition to either the Asset                  adjusted for any partial Surrenders;
                       Protection Death Benefit or the Premium Protection     X   Your Maximum Anniversary Value minus any
                       Death Benefit. The Death Benefit will be the same          Payment Enhancements credited within 12 months
                       regardless of whether you elect the Asset                  of death or after death; or
                       Protection Death Benefit or the Premium Protection     X   The Earnings Protection Benefit.
                       Death Benefit.
                                                                              If you elect this Death Benefit with the Premium
                       You cannot choose this Death Benefit by itself.        Protection Death Benefit, your Death Benefit will
                                                                              be the greatest of:
                       You cannot choose this Death Benefit if you or your
                       Annuitant are 76 years old or older.                   X   The Premium Protection Death Benefit described
                                                                                  above;
                                                                              X   Your Maximum Anniversary Value minus any
                                                                                  Payment Enhancements credited within 12 months
                                                                                  of death or after death; or
                                                                              X   The Earnings Protection Benefit.

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

> You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

>   In your fourth Contract Year, you made a partial Surrender of $8,000.

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

>   On the day we calculate the Death Benefit, your Contract Value was $115,000.

>   Your Maximum Anniversary Value was $150,000.

42                                           HARTFORD LIFE INSURANCE COMPANY

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
We determine the Asset Protection Death Benefit by finding          Based on the assumptions above, here is how we would do the
the greatest of these three values:                                 actual calculations:
X   Contract Value minus any Payment Enhancements credited          Contract Value equals $115,000.
    within 12 months of death or after death or
X   Contract Value minus any Payment Enhancements credited          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
    within 12 months of death or after death, PLUS 25% of the
    total Premium Payments excluding any subsequent Premium
    Payments we receive within 12 months of death or after
    death. Premium Payments are adjusted for any partial
    Surrenders; or
X   Contract Value minus any Payment Enhancements credited          $115,000 + [25% ($150,000)] = $152,500.
    within 12 months of death or after death, PLUS 25% of
    your Maximum Anniversary Value minus any subsequent
    Premium Payments received and Payment Enhancements
    credited within 12 months of death or after death.
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT
MAXIMUM.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
X   Contract Value minus any Payment Enhancements credited          -  Contract Value is $115,000,
    within 12 months of death or after death;
X   Total Premium Payments you have made to us, adjusted for        -  Total Premium Payments you have made to us minus an
    any partial Surrenders; or                                         adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                       $92,000], or
X   Your Maximum Anniversary Value minus any Payment                -  Your Maximum Anniversary Value is $150,000.
    Enhancements credited within 12 months of death or after
    death.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.

We make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

HARTFORD LIFE INSURANCE COMPANY                                           43

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We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

>   You made an initial Premium Payment of $100,000,

>   In your fourth Contract Year, you made a partial Surrender of $8,000,

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

> On the day we calculate the Death Benefit, your Contract Value was $115,000.



We determine the Premium         Based on the assumptions
Protection Death Benefit by      above, here is how we would
finding the greater of these     do the actual calculations:
two values:
X   Contract Value minus any     -  $115,000
    Payment Enhancements
    credited within 12 months
    of death or after death;
    or
X   Total Premium Payments       -  $100,000 - $8,000 = $92,000
    you have made to us minus
    an adjustment for any
    partial Surrenders.
Because your Contract Value was greater than the adjusted
total Premium Payments, your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

OPTIONAL DEATH BENEFIT FOR SERIES II AND SERIES IIR CONTRACTS

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

                                                                       MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT                                  BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset                 The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:             Protection Death Benefit or the following two values:
-  The total Premium Payments you have made to us minus an          -  Your Maximum Anniversary Value minus any Payment
   adjustment for any partial Surrenders;                              Enhancements credited within 12 months of death or after
                                                                       death; or
-  Your Maximum Anniversary Value minus any Payment                 -  The Earnings Protection Benefit, which is discussed below.
   Enhancements credited within 12 months of death or after
   death; or
-  The Earnings Protection Benefit, which is discussed below.

44                                           HARTFORD LIFE INSURANCE COMPANY

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>   If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

> You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,

>   In your fourth Contract Year, you made a partial Surrender of $8,000,

>

> Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

> On the day we calculate the Death Benefit, your Contract Value was $115,000,

>   Your Maximum Anniversary Value was $150,000.

HARTFORD LIFE INSURANCE COMPANY                                           45

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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT          MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
Asset Protection Death   $150,000                                   Premium Protection       $115,000
Benefit (see Example                                                Death Benefit (see
above)                                                              Example above)
The total Premium        $100,000 - $8,000 = $92,000                Your Maximum             $150,000
Payments you have made                                              Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum             $150,000                                   The Earnings             Contract Value minus Contract Value
Anniversary Value; or                                               Protection Benefit       on the date you purchased your
                                                                                             Contract [$115,000 - $100,000 =
                                                                                             $15,000]

                                                                                             40% of Contract gain plus Contract
                                                                                             Value [$15,000 x 40% = $6,000] +
                                                                                             $115,000 = $121,000]
The Earnings             Contract Value minus Contract Value        Death Benefit Amount     Because the Maximum Anniversary
Protection Benefit       on the date you purchased your                                      Value was the greatest of the three
                         Contract [$115,000 - $100,000 =                                     values compared, the Death Benefit
                         $15,000]                                                            is $150,000

                         40% of Contract gain plus Contract
                         Value [$15,000 x 40% = $6,000] +
                         $115,000 = $121,000]
Death Benefit Amount     Because the Maximum Anniversary
                         Value was the greatest of the four
                         values compared, the Death Benefit
                         is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS FOR
SERIES II AND SERIES IIR CONTRACTS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and

- Aggregate Premium Payments total $5 million or more.

46                                           HARTFORD LIFE INSURANCE COMPANY

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When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders;
  or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

HARTFORD LIFE INSURANCE COMPANY                                           47

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Hartford will not recapture Payment Enhancements if your spouse continues the
Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit or the MAV Plus Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit or the MAV Plus Death Benefit. The percentage used for the MAV/EPB Death Benefit or the MAV Plus Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner
Annuitant                        The Contract Owner is living                     Contract Owner receives the payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives the payout at
                                                                                  death, if any.

These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options that may not result in a payout at death, please see the section entitled "Annuity Payouts." If you have questions about these and any other scenarios, please contact your Registered Representative or us.

48                                           HARTFORD LIFE INSURANCE COMPANY

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f. SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?

Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, a pro-rated portion of The Hartford's Lifetime Income Builder Charge, if applicable, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.


Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the contract is issued to qualify under
Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract.



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There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

G. ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.



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WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Owners who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Owners who elect The Hartford's Principal First Preferred rider. The Hartford's Lifetime Income Builder Fixed Period Certain Payout Option and The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option are available only to Contract Owners who elect The Hartford's Lifetime Income Builder rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED PERIOD CERTAIN PAYOUT -- If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment.

The total amount payable under this option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED LIFETIME AND PERIOD CERTAIN PAYOUT -- If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the calculation date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant, in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.


Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.


WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs described in the Highlights Section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.



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Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR
AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub- Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

ASSUMED INVESTMENT RETURNS ("AIR") -- The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

          ANNUITY               ANNUITY              ANNUITY
 AIR    UNIT FACTOR    AIR    UNIT FACTOR    AIR   UNIT FACTOR
-----------------------------------------------------------------
  3%     0.999919%     5%      0.999866%     6%     0.999840%

See Section 7 for more information.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restrictions policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under section 5.


h. OTHER PROGRAMS AVAILABLE



We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.


Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and



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pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-
Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program Payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program Payment to you for further instruction. If your Program Payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program Payments, including any subsequent Program Payment, must meet the Program minimum. Any subsequent Program Payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program Payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program Payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.


We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. In the event of a fund closure, we will contact you to determine your instructions as to future Program allocations. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.




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Automatic Income Program -- The Automatic Income Program allows you to
Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

6. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: Except as provided herein, the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder.

BENEFIT PAYMENT: The maximum guaranteed Payment that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has



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the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

THE HARTFORD'S LIFETIME INCOME BUILDER: An option that can be added for an additional charge that provides a minimum withdrawal benefit and a minimum Death Benefit. In your Contract, The Hartford's Lifetime Income Builder is referred to as Unified Benefit Design.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year until the first death of the any natural Owner (or Annuitant if a non-natural Owner), under The Hartford's Lifetime Income Builder. The Lifetime Benefit Payment is available at the Contract Anniversary on or after the oldest Owner's 60th birthday.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and Surrenders, prior to the deceased's 81st birthday or the date of death, if earlier.


MAXIMUM CONTRACT VALUE: Under The Hartford's Lifetime Income Builder, the greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.



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PREMIUM PAYMENT: Money sent to us to be invested in your Contract excluding any
Payment Enhancements.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life Insurance Company.

7. OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract. If you elect the Hartford's Lifetime Income Builder, benefits thereunder cannot be assigned.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law. Please contact a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



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Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp,




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Raymond James Financial Services, RBC Dain Rauscher Inc., Robert W. Baird &
Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



LEGAL MATTERS



There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of




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these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address above.

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and us in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

STATE VARIATIONS


The following section describes modifications to this prospectus required by one or more state insurance departments:


- CALIFORNIA -- Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either: Elect the Senior Protection program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

  If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.



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  When you terminate your participation in the Senior Protection Program:

    - you may reallocate your Contract Value in the Program to other investment options; or

    - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- For Contracts issued in the state of Connecticut, there are no investment restrictions on the Sub-Accounts you may invest in while subject to The Hartford's Principal First Preferred benefit.

  If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equals or exceeds $100,000.


- OREGON -- If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are 6 months or longer.


- MINNESOTA, NEW YORK AND WASHINGTON -- The MAV Plus and MAV/EPB Death Benefits are not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of average daily Sub-Account Value.


  There is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts for this benefit. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.


  The Maximum Anniversary Value Death Benefit is described below. It is the greatest of:

    - Your Contract Value on the date we receive proof of death;

    - Total Premium Payments adjusted for any partial Surrenders; or

    - Your Maximum Anniversary Value.

- NEW YORK -- We will not recalculate The Hartford's Principal First or The Hartford's Principal First Preferred Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse.


- NEW YORK AND TEXAS -- The minimum Contract Value after Surrender is $1,000.


- SOUTH CAROLINA AND WASHINGTON -- We do not deduct an Annual Maintenance Fee for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

- New Jersey, New York, Oklahoma and Oregon -- AIRs are the following: 3% and
  5%.


- MASSACHUSETTS, NEW JERSEY AND NEW YORK -- The Nursing Home Waiver is not available.



MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).



Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.



Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.



Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.



THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.



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8. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.


This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.


In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or




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- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be




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      allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least




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         as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d)




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(relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a




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non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a
Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code
Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received




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represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and
(b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such




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designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan":
(1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"),
(3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;




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   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.



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APPENDIX II -- SERIES III CONTRACT DEATH BENEFIT -- EXAMPLES

PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because you and your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) your Maximum Anniversary Value [$106,000] and (b) your Contract Value on the day we calculate the Death Benefit, plus 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.



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HARTFORD LIFE INSURANCE COMPANY                                           75

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because you and your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

- The lesser of (a) your Maximum Anniversary Value [$83,571 (see below)] and
  (b) your Contract Value on the day we receive proof of Death plus 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.



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ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because you and/or your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) your Maximum Anniversary Value [$106,000] and (b) your Contract Value on the day we calculate the Death Benefit, plus 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because you and/or your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) your Contract Value on the day we calculate the Death Benefit, plus 25% of your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
  $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.



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HARTFORD LIFE INSURANCE COMPANY                                           77

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MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000
  - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAVPlus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT


In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% ($17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.




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EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

- On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000
  - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT


In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.


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HARTFORD LIFE INSURANCE COMPANY                                           79

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APPENDIX II -- SERIES II AND SERIES IIR CONTRACT DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000
  - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
  - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.



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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.



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HARTFORD LIFE INSURANCE COMPANY                                           81

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

82                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals - $1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT


In this situation the cap does not apply, so we take 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

HARTFORD LIFE INSURANCE COMPANY                                           83

----------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT


In this situation the cap does not apply, so we take 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

84                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

HARTFORD LIFE INSURANCE COMPANY                                           85

----------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

86                                           HARTFORD LIFE INSURANCE COMPANY

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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

HARTFORD LIFE INSURANCE COMPANY                                           87

----------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.



SERIES II/IIR:



                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                            2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.287   $1.178  $1.011
    Accumulation Unit Value at end of period                                                           $1.338   $1.287  $1.178
    Number of Accumulation Units outstanding at end of period (in thousands)                            4,988    6,087   4,961
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.259   $1.176      --
    Accumulation Unit Value at end of period                                                           $1.299   $1.259      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              434      459      --
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.095   $1.064  $0.948
    Accumulation Unit Value at end of period                                                           $1.115   $1.095  $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,057    2,267   2,297
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.071   $1.059      --
    Accumulation Unit Value at end of period                                                           $1.082   $1.071      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              347      310      --
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.247   $1.189  $1.016
    Accumulation Unit Value at end of period                                                           $1.335   $1.247  $1.189
    Number of Accumulation Units outstanding at end of period (in thousands)                              738      892     615
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.220   $1.191      --
    Accumulation Unit Value at end of period                                                           $1.295   $1.220      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              141      115      --
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $9.627       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.277       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $9.613       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.209       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.237   $1.161  $1.002
    Accumulation Unit Value at end of period                                                           $1.292   $1.237  $1.161
    Number of Accumulation Units outstanding at end of period (in thousands)                              258      335     226
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.210   $1.182      --
    Accumulation Unit Value at end of period                                                           $1.254   $1.210      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               32       24      --

88                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                            2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.080   $1.071  $1.088
    Accumulation Unit Value at end of period                                                           $1.080   $1.080  $1.071
    Number of Accumulation Units outstanding at end of period (in thousands)                           18,088   16,589  14,720
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.057   $1.060      --
    Accumulation Unit Value at end of period                                                           $1.048   $1.057      --
    Number of Accumulation Units outstanding at end of period (in thousands)                            2,268    1,753      --
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.413   $1.159  $0.964
    Accumulation Unit Value at end of period                                                           $1.639   $1.413  $1.159
    Number of Accumulation Units outstanding at end of period (in thousands)                              839      304     184
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.382   $1.176      --
    Accumulation Unit Value at end of period                                                           $1.591   $1.382      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              116      105      --
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $9.451       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.737       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                3       --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $9.438       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.665       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.412   $1.261  $1.104
    Accumulation Unit Value at end of period                                                           $1.495   $1.412  $1.261
    Number of Accumulation Units outstanding at end of period (in thousands)                            5,481    5,563   4,313
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $1.381   $1.266      --
    Accumulation Unit Value at end of period                                                           $1.450   $1.381      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              686      616      --
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $11.605  $10.783 $10.286
    Accumulation Unit Value at end of period                                                          $12.341  $11.605 $10.783
    Number of Accumulation Units outstanding at end of period (in thousands)                               80       43       2
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                    $11.494  $11.046      --
    Accumulation Unit Value at end of period                                                          $12.126  $11.494      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               29       20      --

HARTFORD LIFE INSURANCE COMPANY                                           89

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $10.903  $10.231  $9.244
    Accumulation Unit Value at end of period                                                             $11.705  $10.903 $10.231
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,789    2,488   1,791
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.894  $10.369      --
    Accumulation Unit Value at end of period                                                             $11.602  $10.894      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 392      347      --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $0.986   $0.913  $0.785
    Accumulation Unit Value at end of period                                                              $1.040   $0.986  $0.913
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,004   14,944  10,119
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.963   $0.915      --
    Accumulation Unit Value at end of period                                                              $1.008   $0.963      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,581    1,266      --
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.094  $12.592 $12.195
    Accumulation Unit Value at end of period                                                             $13.084  $13.094 $12.592
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,216    2,203   1,834
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.343  $12.048      --
    Accumulation Unit Value at end of period                                                             $12.236  $12.343      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 163      138      --
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.725  $10.504  $8.643
    Accumulation Unit Value at end of period                                                             $13.157  $11.725 $10.504
    Number of Accumulation Units outstanding at end of period (in thousands)                                 826      707     627
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.185   $7.492      --
    Accumulation Unit Value at end of period                                                              $9.111   $8.185      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  82       49      --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.853  $11.651  $8.741
    Accumulation Unit Value at end of period                                                             $17.081  $13.853 $11.651
    Number of Accumulation Units outstanding at end of period (in thousands)                                 441      371     304
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.898   $8.731      --
    Accumulation Unit Value at end of period                                                             $12.107   $9.898      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  65       44      --
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.445  $10.342  $8.949
    Accumulation Unit Value at end of period                                                             $13.080  $11.445 $10.342
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,724    5,624   4,619
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.831   $7.306      --
    Accumulation Unit Value at end of period                                                              $8.879   $7.831      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 781      599      --

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.656 $10.736   $9.231
    Accumulation Unit Value at end of period                                                           $12.134 $11.656  $10.736
    Number of Accumulation Units outstanding at end of period (in thousands)                             6,117   6,094    4,994
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.716 $11.099       --
    Accumulation Unit Value at end of period                                                           $12.099 $11.716       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               567     424       --
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.537  $9.830   $7.784
    Accumulation Unit Value at end of period                                                           $13.788 $11.537   $9.830
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,599   1,433      992
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $7.882  $6.902       --
    Accumulation Unit Value at end of period                                                            $9.345  $7.882       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               230     183       --
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.987 $11.970   $9.538
    Accumulation Unit Value at end of period                                                           $16.611 $13.987  $11.970
    Number of Accumulation Units outstanding at end of period (in thousands)                               198     172      129
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.921 $11.301       --
    Accumulation Unit Value at end of period                                                           $15.224 $12.921       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                26      13       --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.404      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.454      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                12      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.391      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.385      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.390 $11.956  $10.461
    Accumulation Unit Value at end of period                                                           $13.382 $13.390  $11.956
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,223   1,574      689
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.129 $11.960       --
    Accumulation Unit Value at end of period                                                           $13.017 $13.129       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               460     318       --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $10.968 $10.331   $9.142
    Accumulation Unit Value at end of period                                                           $10.902 $10.968  $10.331
    Number of Accumulation Units outstanding at end of period (in thousands)                               305     205       37
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.754 $10.389       --
    Accumulation Unit Value at end of period                                                           $10.605 $10.754       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                79      53       --

HARTFORD LIFE INSURANCE COMPANY                                           91

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
                                                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                            2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $9.703       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.289       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               14       --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $9.690       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.220       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $13.188  $12.079 $10.473
    Accumulation Unit Value at end of period                                                          $13.417  $13.188 $12.079
    Number of Accumulation Units outstanding at end of period (in thousands)                              888      667     129
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                    $13.017  $12.151      --
    Accumulation Unit Value at end of period                                                          $13.138  $13.017      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              166      161      --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $12.074  $11.011  $9.121
    Accumulation Unit Value at end of period                                                          $12.445  $12.074 $11.011
    Number of Accumulation Units outstanding at end of period (in thousands)                              709      788     651
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $6.820   $6.469      --
    Accumulation Unit Value at end of period                                                           $6.973   $6.820      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              128       96      --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $14.304  $13.219 $12.425
    Accumulation Unit Value at end of period                                                          $14.314  $14.304 $13.219
    Number of Accumulation Units outstanding at end of period (in thousands)                              783      713     489
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                    $13.529  $12.722      --
    Accumulation Unit Value at end of period                                                          $13.430  $13.529      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               98       79      --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $1.065   $1.073  $1.079
    Accumulation Unit Value at end of period                                                           $1.077   $1.065  $1.073
    Number of Accumulation Units outstanding at end of period (in thousands)                           10,607   10,476  13,080
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $0.989   $1.003      --
    Accumulation Unit Value at end of period                                                           $0.993   $0.989      --
    Number of Accumulation Units outstanding at end of period (in thousands)                            1,313      903      --
MFS(R) CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $8.344   $7.543  $6.691
    Accumulation Unit Value at end of period                                                           $8.346   $8.344  $7.543
    Number of Accumulation Units outstanding at end of period (in thousands)                              274      327     354
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $6.283   $5.787      --
    Accumulation Unit Value at end of period                                                           $6.272   $6.283      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              110      114      --

92                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $8.284   $7.511  $6.675
    Accumulation Unit Value at end of period                                                              $8.261   $8.284  $7.511
    Number of Accumulation Units outstanding at end of period (in thousands)                                  25       24      27
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.214   $7.451  $6.623
    Accumulation Unit Value at end of period                                                              $8.187   $8.214  $7.451
    Number of Accumulation Units outstanding at end of period (in thousands)                                 170      213     205
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $8.184   $7.541      --
    Accumulation Unit Value at end of period                                                              $8.145   $8.184      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  31       30      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.184   $7.631      --
    Accumulation Unit Value at end of period                                                              $8.145   $8.184      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  31       30      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.199   $5.640  $5.022
    Accumulation Unit Value at end of period                                                              $6.160   $6.199  $5.640
    Number of Accumulation Units outstanding at end of period (in thousands)                                  25       25      14
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.152   $5.752      --
    Accumulation Unit Value at end of period                                                              $6.105   $6.152      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  34       33      --
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $7.389   $6.650  $5.922
    Accumulation Unit Value at end of period                                                              $7.936   $7.389  $6.650
    Number of Accumulation Units outstanding at end of period (in thousands)                                 340      414     456
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.858   $4.541      --
    Accumulation Unit Value at end of period                                                              $5.176   $4.858      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  77       54      --
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.891  $10.221  $8.808
    Accumulation Unit Value at end of period                                                             $12.595  $11.891 $10.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                  53       87      49
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.533   $9.276      --
    Accumulation Unit Value at end of period                                                             $11.067  $10.533      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   7        8      --
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $7.656   $7.129  $6.553
    Accumulation Unit Value at end of period                                                              $7.869   $7.656  $7.129
    Number of Accumulation Units outstanding at end of period (in thousands)                                 381      482     558
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.044   $5.798      --
    Accumulation Unit Value at end of period                                                              $6.163   $6.044      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   6        6      --

HARTFORD LIFE INSURANCE COMPANY                                           93

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
                                                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                            2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $8.266   $7.547  $6.771
    Accumulation Unit Value at end of period                                                           $8.726   $8.266  $7.547
    Number of Accumulation Units outstanding at end of period (in thousands)                              854      678     411
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $8.169   $7.599      --
    Accumulation Unit Value at end of period                                                           $8.554   $8.169      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              128       94      --
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $11.630  $10.832  $9.982
    Accumulation Unit Value at end of period                                                          $11.686  $11.630 $10.832
    Number of Accumulation Units outstanding at end of period (in thousands)                              751      856     739
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                    $11.494  $10.878      --
    Accumulation Unit Value at end of period                                                          $11.458  $11.494      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               21       14      --
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $5.863   $5.203  $4.454
    Accumulation Unit Value at end of period                                                           $5.946   $5.863  $5.203
    Number of Accumulation Units outstanding at end of period (in thousands)                              570      574     485
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $6.181   $5.795      --
    Accumulation Unit Value at end of period                                                           $6.219   $6.181      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               60       31      --
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $11.951  $11.406  $9.569
    Accumulation Unit Value at end of period                                                          $12.372  $11.951 $11.406
    Number of Accumulation Units outstanding at end of period (in thousands)                              392      314     238
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $7.732   $7.855      --
    Accumulation Unit Value at end of period                                                           $7.941   $7.732      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               91       70      --
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $9.978       --      --(a)
    Accumulation Unit Value at end of period                                                          $10.016       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               31       --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $9.967       --      --(a)
    Accumulation Unit Value at end of period                                                           $9.951       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                    $10.019       --      --(a)
    Accumulation Unit Value at end of period                                                          $11.961       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                1       --      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                    $10.018       --      --(a)
    Accumulation Unit Value at end of period                                                          $11.897       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               --       --      --

94                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.468      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.590      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 8      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.455      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.520      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
MFS(R) TOTAL RETUVRN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $12.741 $11.636  $10.818
    Accumulation Unit Value at end of period                                                           $12.886 $12.741  $11.636
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,017   1,873    1,442
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.577 $11.726       --
    Accumulation Unit Value at end of period                                                           $12.619 $12.577       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               291     209       --
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.842 $12.218  $10.604
    Accumulation Unit Value at end of period                                                           $14.522 $13.842  $12.218
    Number of Accumulation Units outstanding at end of period (in thousands)                               107      79        6
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.663 $12.279       --
    Accumulation Unit Value at end of period                                                           $14.220 $13.663       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                12      11       --
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $14.424 $12.407  $10.543
    Accumulation Unit Value at end of period                                                           $16.453 $14.424  $12.407
    Number of Accumulation Units outstanding at end of period (in thousands)                               358     243       89
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $14.237 $12.497       --
    Accumulation Unit Value at end of period                                                           $16.111 $14.237       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                33      25       --
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.576 $12.254  $10.774
    Accumulation Unit Value at end of period                                                           $14.763 $13.576  $12.254
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,985   1,717    1,173
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.243 $12.171       --
    Accumulation Unit Value at end of period                                                           $14.286 $13.243       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               197     112       --

HARTFORD LIFE INSURANCE COMPANY                                           95

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.725  $10.363  $7.687
    Accumulation Unit Value at end of period                                                             $15.992  $12.725 $10.363
    Number of Accumulation Units outstanding at end of period (in thousands)                                 153      104      59
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.286  $11.220      --
    Accumulation Unit Value at end of period                                                             $16.563  $13.286      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  32        6      --
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $10.549   $9.048  $7.401
    Accumulation Unit Value at end of period                                                             $11.432  $10.549  $9.048
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,012      803     306
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.883   $8.723      --
    Accumulation Unit Value at end of period                                                             $10.625   $9.883      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 182      146      --
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.221  $10.708  $8.905
    Accumulation Unit Value at end of period                                                             $13.087  $12.221 $10.708
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,275      915     394
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.541  $10.392      --
    Accumulation Unit Value at end of period                                                             $12.260  $11.541      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 158       74      --


(a) Inception date May 2, 2005.

96                                           HARTFORD LIFE INSURANCE COMPANY

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SERIES III:



                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.230(a)
    Accumulation Unit Value at end of period                                                                        $1.335
    Number of Accumulation Units outstanding at end of period (in thousands)                                         9,322
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.201(a)
    Accumulation Unit Value at end of period                                                                        $1.297
    Number of Accumulation Units outstanding at end of period (in thousands)                                           557
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.027(a)
    Accumulation Unit Value at end of period                                                                        $1.112
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,815
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.003(a)
    Accumulation Unit Value at end of period                                                                        $1.081
    Number of Accumulation Units outstanding at end of period (in thousands)                                           287
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.159(a)
    Accumulation Unit Value at end of period                                                                        $1.332
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,660
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.132(a)
    Accumulation Unit Value at end of period                                                                        $1.294
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.626(a)
    Accumulation Unit Value at end of period                                                                       $10.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.612(a)
    Accumulation Unit Value at end of period                                                                       $10.204
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.139(a)
    Accumulation Unit Value at end of period                                                                        $1.289
    Number of Accumulation Units outstanding at end of period (in thousands)                                           866
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.112(a)
    Accumulation Unit Value at end of period                                                                        $1.252
    Number of Accumulation Units outstanding at end of period (in thousands)                                           115
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.078(a)
    Accumulation Unit Value at end of period                                                                        $1.078
    Number of Accumulation Units outstanding at end of period (in thousands)                                        14,085
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.053(a)
    Accumulation Unit Value at end of period                                                                        $1.047
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,605

HARTFORD LIFE INSURANCE COMPANY                                           97

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
                                                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                          2005
-------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                   $1.379(a)
    Accumulation Unit Value at end of period                                                         $1.636
    Number of Accumulation Units outstanding at end of period (in thousands)                          1,145
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                   $1.347(a)
    Accumulation Unit Value at end of period                                                         $1.589
    Number of Accumulation Units outstanding at end of period (in thousands)                            207
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                   $9.450(a)
    Accumulation Unit Value at end of period                                                        $10.732
    Number of Accumulation Units outstanding at end of period (in thousands)                              3
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                   $9.437(a)
    Accumulation Unit Value at end of period                                                        $10.661
    Number of Accumulation Units outstanding at end of period (in thousands)                             --
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                   $1.376(a)
    Accumulation Unit Value at end of period                                                         $1.491
    Number of Accumulation Units outstanding at end of period (in thousands)                          9,568
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                   $1.344(a)
    Accumulation Unit Value at end of period                                                         $1.449
    Number of Accumulation Units outstanding at end of period (in thousands)                            492
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                  $10.754(a)
    Accumulation Unit Value at end of period                                                        $12.327
    Number of Accumulation Units outstanding at end of period (in thousands)                             83
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                  $10.624(a)
    Accumulation Unit Value at end of period                                                        $12.114
    Number of Accumulation Units outstanding at end of period (in thousands)                             20
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                  $10.928(a)
    Accumulation Unit Value at end of period                                                        $11.963
    Number of Accumulation Units outstanding at end of period (in thousands)                          4,437
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                  $10.644(a)
    Accumulation Unit Value at end of period                                                        $11.590
    Number of Accumulation Units outstanding at end of period (in thousands)                            302
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                   $0.942(a)
    Accumulation Unit Value at end of period                                                         $1.038
    Number of Accumulation Units outstanding at end of period (in thousands)                         30,389
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                   $0.919(a)
    Accumulation Unit Value at end of period                                                         $1.007
    Number of Accumulation Units outstanding at end of period (in thousands)                          2,192

98                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.441(a)
    Accumulation Unit Value at end of period                                                                       $12.617
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,472
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.117(a)
    Accumulation Unit Value at end of period                                                                       $12.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                           127
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.758(a)
    Accumulation Unit Value at end of period                                                                       $10.241
    Number of Accumulation Units outstanding at end of period (in thousands)                                           983
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.825(a)
    Accumulation Unit Value at end of period                                                                        $9.102
    Number of Accumulation Units outstanding at end of period (in thousands)                                           135
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.241(a)
    Accumulation Unit Value at end of period                                                                       $12.648
    Number of Accumulation Units outstanding at end of period (in thousands)                                           791
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.845(a)
    Accumulation Unit Value at end of period                                                                       $12.095
    Number of Accumulation Units outstanding at end of period (in thousands)                                            89
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $7.689(a)
    Accumulation Unit Value at end of period                                                                        $9.121
    Number of Accumulation Units outstanding at end of period (in thousands)                                        10,794
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.518(a)
    Accumulation Unit Value at end of period                                                                        $8.870
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,108
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.293(a)
    Accumulation Unit Value at end of period                                                                       $12.297
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,412
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.159(a)
    Accumulation Unit Value at end of period                                                                       $12.087
    Number of Accumulation Units outstanding at end of period (in thousands)                                           860
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.568(a)
    Accumulation Unit Value at end of period                                                                       $10.541
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,626
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.629(a)
    Accumulation Unit Value at end of period                                                                        $9.336
    Number of Accumulation Units outstanding at end of period (in thousands)                                           205

HARTFORD LIFE INSURANCE COMPANY                                           99

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.036(a)
    Accumulation Unit Value at end of period                                                                       $15.698
    Number of Accumulation Units outstanding at end of period (in thousands)                                           329
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.697(a)
    Accumulation Unit Value at end of period                                                                       $15.208
    Number of Accumulation Units outstanding at end of period (in thousands)                                            48
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.403(a)
    Accumulation Unit Value at end of period                                                                       $10.450
    Number of Accumulation Units outstanding at end of period (in thousands)                                            47
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.390(a)
    Accumulation Unit Value at end of period                                                                       $10.380
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.914(a)
    Accumulation Unit Value at end of period                                                                       $13.357
    Number of Accumulation Units outstanding at end of period (in thousands)                                         5,994
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.640(a)
    Accumulation Unit Value at end of period                                                                       $13.004
    Number of Accumulation Units outstanding at end of period (in thousands)                                           730
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.496(a)
    Accumulation Unit Value at end of period                                                                       $10.882
    Number of Accumulation Units outstanding at end of period (in thousands)                                           540
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.273(a)
    Accumulation Unit Value at end of period                                                                       $10.594
    Number of Accumulation Units outstanding at end of period (in thousands)                                            61
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.702(a)
    Accumulation Unit Value at end of period                                                                       $10.284
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.689(a)
    Accumulation Unit Value at end of period                                                                       $10.216
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.721(a)
    Accumulation Unit Value at end of period                                                                       $13.399
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,392
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.527(a)
    Accumulation Unit Value at end of period                                                                       $13.124
    Number of Accumulation Units outstanding at end of period (in thousands)                                           330

100                                          HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $6.300(a)
    Accumulation Unit Value at end of period                                                                        $7.223
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,828
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.109(a)
    Accumulation Unit Value at end of period                                                                        $6.966
    Number of Accumulation Units outstanding at end of period (in thousands)                                           180
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.487(a)
    Accumulation Unit Value at end of period                                                                       $13.758
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,211
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.222(a)
    Accumulation Unit Value at end of period                                                                       $13.416
    Number of Accumulation Units outstanding at end of period (in thousands)                                           124
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.014(a)
    Accumulation Unit Value at end of period                                                                        $1.024
    Number of Accumulation Units outstanding at end of period (in thousands)                                         6,830
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.988(a)
    Accumulation Unit Value at end of period                                                                        $0.992
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,198
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.483(a)
    Accumulation Unit Value at end of period                                                                        $5.290
    Number of Accumulation Units outstanding at end of period (in thousands)                                           213
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $4.406(a)
    Accumulation Unit Value at end of period                                                                        $5.171
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.404(a)
    Accumulation Unit Value at end of period                                                                       $11.412
    Number of Accumulation Units outstanding at end of period (in thousands)                                            57
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.133(a)
    Accumulation Unit Value at end of period                                                                       $11.056
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $5.623(a)
    Accumulation Unit Value at end of period                                                                        $6.178
    Number of Accumulation Units outstanding at end of period (in thousands)                                           546
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.634(a)
    Accumulation Unit Value at end of period                                                                        $6.157
    Number of Accumulation Units outstanding at end of period (in thousands)                                            29

HARTFORD LIFE INSURANCE COMPANY                                          101

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $7.850(a)
    Accumulation Unit Value at end of period                                                                        $8.634
    Number of Accumulation Units outstanding at end of period (in thousands)                                           946
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.810(a)
    Accumulation Unit Value at end of period                                                                        $8.545
    Number of Accumulation Units outstanding at end of period (in thousands)                                           115
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.392(a)
    Accumulation Unit Value at end of period                                                                       $11.815
    Number of Accumulation Units outstanding at end of period (in thousands)                                           803
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.096(a)
    Accumulation Unit Value at end of period                                                                       $11.446
    Number of Accumulation Units outstanding at end of period (in thousands)                                            63
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $5.633(a)
    Accumulation Unit Value at end of period                                                                        $6.413
    Number of Accumulation Units outstanding at end of period (in thousands)                                           835
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.486(a)
    Accumulation Unit Value at end of period                                                                        $6.213
    Number of Accumulation Units outstanding at end of period (in thousands)                                           119
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $6.826(a)
    Accumulation Unit Value at end of period                                                                        $8.188
    Number of Accumulation Units outstanding at end of period (in thousands)                                           797
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.648(a)
    Accumulation Unit Value at end of period                                                                        $7.933
    Number of Accumulation Units outstanding at end of period (in thousands)                                            80
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.978(a)
    Accumulation Unit Value at end of period                                                                       $10.012
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.966(a)
    Accumulation Unit Value at end of period                                                                        $9.947
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.019(a)
    Accumulation Unit Value at end of period                                                                       $11.957
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2

102                                          HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.467(a)
    Accumulation Unit Value at end of period                                                                       $10.586
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.454(a)
    Accumulation Unit Value at end of period                                                                       $10.515
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
MFS(R) TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.833(a)
    Accumulation Unit Value at end of period                                                                       $12.207
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,332
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.285(a)
    Accumulation Unit Value at end of period                                                                       $12.606
    Number of Accumulation Units outstanding at end of period (in thousands)                                           296
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.672(a)
    Accumulation Unit Value at end of period                                                                       $14.503
    Number of Accumulation Units outstanding at end of period (in thousands)                                           189
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.464(a)
    Accumulation Unit Value at end of period                                                                       $14.206
    Number of Accumulation Units outstanding at end of period (in thousands)                                            70
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $14.498(a)
    Accumulation Unit Value at end of period                                                                       $16.431
    Number of Accumulation Units outstanding at end of period (in thousands)                                           376
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $14.277(a)
    Accumulation Unit Value at end of period                                                                       $16.095
    Number of Accumulation Units outstanding at end of period (in thousands)                                            72
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.904(a)
    Accumulation Unit Value at end of period                                                                       $14.173
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,161
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.063(a)
    Accumulation Unit Value at end of period                                                                       $14.272
    Number of Accumulation Units outstanding at end of period (in thousands)                                           422
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $15.181(a)
    Accumulation Unit Value at end of period                                                                       $19.265
    Number of Accumulation Units outstanding at end of period (in thousands)                                           265
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.108(a)
    Accumulation Unit Value at end of period                                                                       $16.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            39

HARTFORD LIFE INSURANCE COMPANY                                          103

----------------------------------------------------------------------------


                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.819(a)
    Accumulation Unit Value at end of period                                                                       $10.956
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,580
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.564(a)
    Accumulation Unit Value at end of period                                                                       $10.614
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.845(a)
    Accumulation Unit Value at end of period                                                                       $12.932
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,848
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.279(a)
    Accumulation Unit Value at end of period                                                                       $12.248
    Number of Accumulation Units outstanding at end of period (in thousands)                                           695


(a) Inception date May 2, 2005.

104                                          HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be set equal to the Benefit Amount on the Contract Anniversary immediately following the Oldest Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (105,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (105,000 / 100,000) - 1 = .05 = 5%

- Your Benefit Amount is $105,000, which is your previous Benefit Amount multiplied by the automatic Benefit Amount increase.

- Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $105,000 * .004 = $420, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

- Your initial Benefit Amount is $100,000.

- Your Benefit Payment is $5,000.

- After the partial Surrender of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (95,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (95,000 / 100,000) - 1 = - .05 subject to the minimum of 0%

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $99,000 * .004 = $396, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

- At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

- Your Benefit Payment is $5,000.

- Your Benefit Amount after the premium payment is $119,000.

- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

HARTFORD LIFE INSURANCE COMPANY                                          105

----------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

- After Premium Payment, your Benefit Amount is $119,000.

- Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount increase. The ratio is the Contract Value (118,000) divided by the Maximum Contract Value (120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (118,000 / 120,000) - 1 = - .01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $119,000 * .004 = $476, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES CDSC. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

- At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.

- Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

    - (i) the Contract Value immediately following the partial withdrawal:
      80,000

    - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: 119,000 - 35,000 = 84,000

- Your new Benefit Amount is $80,000.

- Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.


EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDEST OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000 AND THAT YOUR BENEFIT AMOUNT AFTER THE AUTOMATIC INCREASE CALCULATION IS $200,000.



- Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount


- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $200,000 * .004 = $800, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

- Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

- Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $68,000.

    - It is the lesser of Contract Value after the partial Surrender (73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

To obtain a Statement of Additional Information for Hartford Leaders Plus variable annuity, please complete the form below and mail to:

         Hartford Life Insurance Company
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II, Series IIR and Series III of the Hartford Leaders Plus variable annuity to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT SEVEN

        SERIES II, SERIES IIR AND SERIES III OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services,
P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006



Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 3
     Total Return for all Sub-Accounts                                                                                          3
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       4
     Performance Comparisons                                                                                                    4
ACCUMULATION UNIT VALUES                                                                                                        5
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS


We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$130,619,235; 2004: $130,282,452;  and 2003: $107,572,884.

HARTFORD LIFE INSURANCE COMPANY                                            3

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.



The formula We use to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.



The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.



Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.


The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:


    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            5

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.



SERIES II/IIR:


                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.287  $1.178 $1.011
    Accumulation Unit Value at end of period                                                                $1.338  $1.287 $1.178
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,988   6,087  4,961
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.278  $1.179     --
    Accumulation Unit Value at end of period                                                                $1.327  $1.278     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7,037   5,086     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.276  $1.172 $1.008
    Accumulation Unit Value at end of period                                                                $1.324  $1.276 $1.172
    Number of Accumulation Units outstanding at end of period (in thousands)                                   735     849    696
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.272  $1.168 $1.005
    Accumulation Unit Value at end of period                                                                $1.318  $1.272 $1.168
    Number of Accumulation Units outstanding at end of period (in thousands)                                11,931  14,046 11,364
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.268  $1.170     --
    Accumulation Unit Value at end of period                                                                $1.312  $1.268     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,345   3,538     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.268  $1.181     --
    Accumulation Unit Value at end of period                                                                $1.312  $1.268     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4,345   3,538     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.263  $1.163 $1.003
    Accumulation Unit Value at end of period                                                                $1.305  $1.263 $1.163
    Number of Accumulation Units outstanding at end of period (in thousands)                                    56     859    283
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.259  $1.176     --
    Accumulation Unit Value at end of period                                                                $1.299  $1.259     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   434     459     --
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.095  $1.064 $0.948
    Accumulation Unit Value at end of period                                                                $1.115  $1.095 $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,057   2,267  2,297
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.088  $1.023     --
    Accumulation Unit Value at end of period                                                                $1.105  $1.088     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   982     846     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.086  $1.058 $0.945
    Accumulation Unit Value at end of period                                                                $1.103  $1.086 $1.058
    Number of Accumulation Units outstanding at end of period (in thousands)                                    18      27     10
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.083  $1.055 $0.942
    Accumulation Unit Value at end of period                                                                $1.098  $1.083 $1.055
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,303   4,209  4,068

6                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.079  $1.015       --
    Accumulation Unit Value at end of period                                                            $1.093  $1.079       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,280   1,130       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.079  $1.064       --
    Accumulation Unit Value at end of period                                                            $1.093  $1.079       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,280   1,130       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.075  $1.051   $0.940
    Accumulation Unit Value at end of period                                                            $1.087  $1.075   $1.051
    Number of Accumulation Units outstanding at end of period (in thousands)                               309     325      167
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.071  $1.059       --
    Accumulation Unit Value at end of period                                                            $1.082  $1.071       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               347     310       --
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.247  $1.189   $1.016
    Accumulation Unit Value at end of period                                                            $1.335  $1.247   $1.189
    Number of Accumulation Units outstanding at end of period (in thousands)                               738     892      615
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.239  $1.156       --
    Accumulation Unit Value at end of period                                                            $1.323  $1.239       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               670     587       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $1.237  $1.183   $1.013
    Accumulation Unit Value at end of period                                                            $1.320  $1.237   $1.183
    Number of Accumulation Units outstanding at end of period (in thousands)                               201     229      176
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.233  $1.179   $1.010
    Accumulation Unit Value at end of period                                                            $1.315  $1.233   $1.179
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,717   1,862    1,730
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.228  $1.147       --
    Accumulation Unit Value at end of period                                                            $1.308  $1.228       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               669     511       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.228  $1.196       --
    Accumulation Unit Value at end of period                                                            $1.308  $1.228       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               669     511       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.224  $1.174   $1.008
    Accumulation Unit Value at end of period                                                            $1.301  $1.224   $1.174
    Number of Accumulation Units outstanding at end of period (in thousands)                                48     107       52
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.220  $1.191       --
    Accumulation Unit Value at end of period                                                            $1.295  $1.220       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               141     115       --
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.627      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.277      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.623      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.260      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 4      --       --

HARTFORD LIFE INSURANCE COMPANY                                            7

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.622      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.252      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.621      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.247      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.618      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.234      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.618      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.234      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.616      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.222      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.613      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.209      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.237  $1.161   $1.002
    Accumulation Unit Value at end of period                                                            $1.292  $1.237   $1.161
    Number of Accumulation Units outstanding at end of period (in thousands)                               258     335      226
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.229  $1.123       --
    Accumulation Unit Value at end of period                                                            $1.281  $1.229       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               407     346       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $1.227  $1.156   $0.998
    Accumulation Unit Value at end of period                                                            $1.278  $1.227   $1.156
    Number of Accumulation Units outstanding at end of period (in thousands)                                36      30       18
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.223  $1.152   $0.996
    Accumulation Unit Value at end of period                                                            $1.273  $1.223   $1.152
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,314   1,589    1,163
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.218  $1.114       --
    Accumulation Unit Value at end of period                                                            $1.266  $1.218       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               333     309       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.218  $1.187       --
    Accumulation Unit Value at end of period                                                            $1.266  $1.218       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               333     309       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.214  $1.147   $0.993
    Accumulation Unit Value at end of period                                                            $1.260  $1.214   $1.147
    Number of Accumulation Units outstanding at end of period (in thousands)                                54      55       81
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.210  $1.182       --
    Accumulation Unit Value at end of period                                                            $1.254  $1.210       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                32      24       --

8                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.080  $1.071 $1.088
    Accumulation Unit Value at end of period                                                                $1.080  $1.080 $1.071
    Number of Accumulation Units outstanding at end of period (in thousands)                                18,088  16,589 14,720
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.073  $1.075     --
    Accumulation Unit Value at end of period                                                                $1.071  $1.073     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                34,763  17,412     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.072  $1.065 $1.084
    Accumulation Unit Value at end of period                                                                $1.068  $1.072 $1.065
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,981     928    461
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.068  $1.062 $1.081
    Accumulation Unit Value at end of period                                                                $1.064  $1.068 $1.062
    Number of Accumulation Units outstanding at end of period (in thousands)                                18,324  17,404 19,325
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.064  $1.066     --
    Accumulation Unit Value at end of period                                                                $1.059  $1.064     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                16,034  10,307     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.064  $1.064     --
    Accumulation Unit Value at end of period                                                                $1.059  $1.064     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                16,034  10,307     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.060  $1.058 $1.079
    Accumulation Unit Value at end of period                                                                $1.053  $1.060 $1.058
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,211   1,068    585
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.057  $1.060     --
    Accumulation Unit Value at end of period                                                                $1.048  $1.057     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2,268   1,753     --
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $1.413  $1.159 $0.964
    Accumulation Unit Value at end of period                                                                $1.639  $1.413 $1.159
    Number of Accumulation Units outstanding at end of period (in thousands)                                   839     304    184
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.404  $1.271     --
    Accumulation Unit Value at end of period                                                                $1.625  $1.404     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,923     626     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $1.402  $1.153 $0.961
    Accumulation Unit Value at end of period                                                                $1.621  $1.402 $1.153
    Number of Accumulation Units outstanding at end of period (in thousands)                                    50      53      2
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.397  $1.149 $0.959
    Accumulation Unit Value at end of period                                                                $1.615  $1.397 $1.149
    Number of Accumulation Units outstanding at end of period (in thousands)                                   993     731    434
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $1.392  $1.261     --
    Accumulation Unit Value at end of period                                                                $1.607  $1.392     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,818     470     --

HARTFORD LIFE INSURANCE COMPANY                                            9

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.392  $1.181       --
    Accumulation Unit Value at end of period                                                            $1.607  $1.392       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,818     470       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.387  $1.144   $0.956
    Accumulation Unit Value at end of period                                                            $1.598  $1.387   $1.144
    Number of Accumulation Units outstanding at end of period (in thousands)                               129     109       84
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $1.382  $1.176       --
    Accumulation Unit Value at end of period                                                            $1.591  $1.382       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               116     105       --
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.451      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.737      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.448      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.719      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 7      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.446      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.710      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                17      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.445      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.705      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.443      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.692      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.443      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.692      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.441      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.679      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.438      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.665      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $1.412  $1.261   $1.104
    Accumulation Unit Value at end of period                                                            $1.495  $1.412   $1.261
    Number of Accumulation Units outstanding at end of period (in thousands)                             5,481   5,563    4,313
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $1.403  $1.320       --
    Accumulation Unit Value at end of period                                                            $1.482  $1.403       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             8,284   5,094       --

10                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $1.401   $1.255  $1.100
    Accumulation Unit Value at end of period                                                              $1.478   $1.401  $1.255
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,091      841     630
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.396   $1.251  $1.097
    Accumulation Unit Value at end of period                                                              $1.472   $1.396  $1.251
    Number of Accumulation Units outstanding at end of period (in thousands)                              13,307   13,227  10,856
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.391   $1.310      --
    Accumulation Unit Value at end of period                                                              $1.465   $1.391      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,229    3,493      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.391   $1.271      --
    Accumulation Unit Value at end of period                                                              $1.465   $1.391      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,229    3,493      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.386   $1.246  $1.095
    Accumulation Unit Value at end of period                                                              $1.457   $1.386  $1.246
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,205    1,199     558
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.381   $1.266      --
    Accumulation Unit Value at end of period                                                              $1.450   $1.381      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 686      616      --
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.605  $10.783 $10.286
    Accumulation Unit Value at end of period                                                             $12.341  $11.605 $10.783
    Number of Accumulation Units outstanding at end of period (in thousands)                                  80       43       2
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.577  $10.697      --
    Accumulation Unit Value at end of period                                                             $12.287  $11.577      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 139       99      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.563  $10.777 $10.285
    Accumulation Unit Value at end of period                                                             $12.259  $11.563 $10.777
    Number of Accumulation Units outstanding at end of period (in thousands)                                  19        2      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.556  $10.775 $10.284
    Accumulation Unit Value at end of period                                                             $12.246  $11.556 $10.775
    Number of Accumulation Units outstanding at end of period (in thousands)                                 118       57       7
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.535  $10.664      --
    Accumulation Unit Value at end of period                                                             $12.205  $11.535      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  81       74      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.535  $11.054      --
    Accumulation Unit Value at end of period                                                             $12.205  $11.535      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  81       74      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.514  $10.769 $10.283
    Accumulation Unit Value at end of period                                                             $12.165  $11.514 $10.769
    Number of Accumulation Units outstanding at end of period (in thousands)                                  10        4      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.494  $11.046      --
    Accumulation Unit Value at end of period                                                             $12.126  $11.494      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  29       20      --

HARTFORD LIFE INSURANCE COMPANY                                           11

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $10.903  $10.231  $9.244
    Accumulation Unit Value at end of period                                                             $11.705  $10.903 $10.231
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,789    2,488   1,791
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.078  $10.648      --
    Accumulation Unit Value at end of period                                                             $11.869  $11.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,840    3,024      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.825  $10.189  $9.222
    Accumulation Unit Value at end of period                                                             $11.587  $10.825 $10.189
    Number of Accumulation Units outstanding at end of period (in thousands)                                 363      316     105
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.733  $10.107  $9.151
    Accumulation Unit Value at end of period                                                             $11.482  $10.733 $10.107
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,246    3,421   2,812
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.694  $10.284      --
    Accumulation Unit Value at end of period                                                             $11.424  $10.694      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,650    2,164      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.694  $10.151      --
    Accumulation Unit Value at end of period                                                             $11.424  $10.694      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,650    2,164      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.930  $10.323  $9.362
    Accumulation Unit Value at end of period                                                             $11.657  $10.930 $10.323
    Number of Accumulation Units outstanding at end of period (in thousands)                                 190      195     119
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.894  $10.369      --
    Accumulation Unit Value at end of period                                                             $11.602  $10.894      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 392      347      --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $0.986   $0.913  $0.785
    Accumulation Unit Value at end of period                                                              $1.040   $0.986  $0.913
    Number of Accumulation Units outstanding at end of period (in thousands)                              16,004   14,944  10,119
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $0.979   $0.919      --
    Accumulation Unit Value at end of period                                                              $1.031   $0.979      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              23,435   14,674      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $0.978   $0.908  $0.782
    Accumulation Unit Value at end of period                                                              $1.028   $0.978  $0.908
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,190    2,053   1,414
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.974   $0.905  $0.780
    Accumulation Unit Value at end of period                                                              $1.024   $0.974  $0.905
    Number of Accumulation Units outstanding at end of period (in thousands)                              26,020   27,652  24,376
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $0.970   $0.912      --
    Accumulation Unit Value at end of period                                                              $1.018   $0.970      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,082    8,662      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.970   $0.919      --
    Accumulation Unit Value at end of period                                                              $1.018   $0.970      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,082    8,662      --

12                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.967   $0.901  $0.778
    Accumulation Unit Value at end of period                                                              $1.013   $0.967  $0.901
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,293    2,338   1,301
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $0.963   $0.915      --
    Accumulation Unit Value at end of period                                                              $1.008   $0.963      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,581    1,266      --
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.094  $12.592 $12.195
    Accumulation Unit Value at end of period                                                             $13.084  $13.094 $12.592
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,216    2,203   1,834
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.553  $12.459      --
    Accumulation Unit Value at end of period                                                             $12.518  $12.553      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,749    1,471      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.000  $12.539 $12.166
    Accumulation Unit Value at end of period                                                             $12.951  $13.000 $12.539
    Number of Accumulation Units outstanding at end of period (in thousands)                                 128      120      78
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.890  $12.439 $12.072
    Accumulation Unit Value at end of period                                                             $12.835  $12.890 $12.439
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,601    2,546   2,068
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.843  $12.753      --
    Accumulation Unit Value at end of period                                                             $12.769  $12.843      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,300    1,000      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.843  $12.500      --
    Accumulation Unit Value at end of period                                                             $12.769  $12.843      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,300    1,000      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.384  $11.987 $11.654
    Accumulation Unit Value at end of period                                                             $12.295  $12.384 $11.987
    Number of Accumulation Units outstanding at end of period (in thousands)                                 149      145      80
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.343  $12.048      --
    Accumulation Unit Value at end of period                                                             $12.236  $12.343      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 163      138      --
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.725  $10.504  $8.643
    Accumulation Unit Value at end of period                                                             $13.157  $11.725 $10.504
    Number of Accumulation Units outstanding at end of period (in thousands)                                 826      707     627
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $9.074   $8.425      --
    Accumulation Unit Value at end of period                                                             $10.161   $9.074      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,049      553      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.642  $10.460  $8.622
    Accumulation Unit Value at end of period                                                             $13.024  $11.642 $10.460
    Number of Accumulation Units outstanding at end of period (in thousands)                                  71       61      24

HARTFORD LIFE INSURANCE COMPANY                                           13

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.543  $10.376  $8.555
    Accumulation Unit Value at end of period                                                             $12.907  $11.543 $10.376
    Number of Accumulation Units outstanding at end of period (in thousands)                                 749      664     548
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.501  $10.684      --
    Accumulation Unit Value at end of period                                                             $12.841  $11.501      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 415      348      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.501  $10.499      --
    Accumulation Unit Value at end of period                                                             $12.841  $11.501      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 415      348      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.952   $8.071  $6.666
    Accumulation Unit Value at end of period                                                              $9.980   $8.952  $8.071
    Number of Accumulation Units outstanding at end of period (in thousands)                                  47       42      30
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.185   $7.492      --
    Accumulation Unit Value at end of period                                                              $9.111   $8.185      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  82       49      --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.853  $11.651  $8.741
    Accumulation Unit Value at end of period                                                             $17.081  $13.853 $11.651
    Number of Accumulation Units outstanding at end of period (in thousands)                                 441      371     304
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.198   $9.165      --
    Accumulation Unit Value at end of period                                                             $12.549  $10.198      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 987      519      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.754  $11.602  $8.720
    Accumulation Unit Value at end of period                                                             $16.909  $13.754 $11.602
    Number of Accumulation Units outstanding at end of period (in thousands)                                  49       31      14
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.637  $11.509  $8.652
    Accumulation Unit Value at end of period                                                             $16.756  $13.637 $11.509
    Number of Accumulation Units outstanding at end of period (in thousands)                                 559      576     426
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.588  $12.218      --
    Accumulation Unit Value at end of period                                                             $16.671  $13.588      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 454      297      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.588  $11.953      --
    Accumulation Unit Value at end of period                                                             $16.671  $13.588      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 454      297      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.061   $8.516  $6.413
    Accumulation Unit Value at end of period                                                             $12.325  $10.061  $8.516
    Number of Accumulation Units outstanding at end of period (in thousands)                                  62       53      28
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.898   $8.731      --
    Accumulation Unit Value at end of period                                                             $12.107   $9.898      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  65       44      --

14                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.445  $10.342  $8.949
    Accumulation Unit Value at end of period                                                             $13.080  $11.445 $10.342
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,724    5,624   4,619
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.934   $7.338      --
    Accumulation Unit Value at end of period                                                              $9.050   $7.934      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,190    8,603      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.363  $10.299  $8.927
    Accumulation Unit Value at end of period                                                             $12.948  $11.363 $10.299
    Number of Accumulation Units outstanding at end of period (in thousands)                                 648      579     364
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.266  $10.217  $8.858
    Accumulation Unit Value at end of period                                                             $12.831  $11.266 $10.217
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,338    8,451   7,382
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.225  $10.388      --
    Accumulation Unit Value at end of period                                                             $12.765  $11.225      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,456    3,122      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.225  $10.443      --
    Accumulation Unit Value at end of period                                                             $12.765  $11.225      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,456    3,122      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.827   $7.120  $6.184
    Accumulation Unit Value at end of period                                                              $8.888   $7.827  $7.120
    Number of Accumulation Units outstanding at end of period (in thousands)                                 617      665     422
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.831   $7.306      --
    Accumulation Unit Value at end of period                                                              $8.879   $7.831      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 781      599      --
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.656  $10.736  $9.231
    Accumulation Unit Value at end of period                                                             $12.134  $11.656 $10.736
    Number of Accumulation Units outstanding at end of period (in thousands)                               6,117    6,094   4,994
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.744  $11.021      --
    Accumulation Unit Value at end of period                                                             $12.201  $11.744      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              11,884    6,349      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.572  $10.691  $9.208
    Accumulation Unit Value at end of period                                                             $12.011  $11.572 $10.691
    Number of Accumulation Units outstanding at end of period (in thousands)                                 679      637     358
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.474  $10.605  $9.137
    Accumulation Unit Value at end of period                                                             $11.903  $11.474 $10.605
    Number of Accumulation Units outstanding at end of period (in thousands)                               7,581    7,823   6,950
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.432  $10.734      --
    Accumulation Unit Value at end of period                                                             $11.842  $11.432      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,875    3,306      --

HARTFORD LIFE INSURANCE COMPANY                                           15

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.432  $10.801      --
    Accumulation Unit Value at end of period                                                             $11.842  $11.432      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,875    3,306      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.586  $10.741  $9.270
    Accumulation Unit Value at end of period                                                             $11.983  $11.586 $10.741
    Number of Accumulation Units outstanding at end of period (in thousands)                                 473      501     283
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.716  $11.099      --
    Accumulation Unit Value at end of period                                                             $12.099  $11.716      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 567      424      --
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.537   $9.830  $7.784
    Accumulation Unit Value at end of period                                                             $13.788  $11.537  $9.830
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,599    1,433     992
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $8.768   $8.026      --
    Accumulation Unit Value at end of period                                                             $10.458   $8.768      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,697    2,068      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.454   $9.789  $7.765
    Accumulation Unit Value at end of period                                                             $13.649  $11.454  $9.789
    Number of Accumulation Units outstanding at end of period (in thousands)                                 122      102      44
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.357   $9.710  $7.705
    Accumulation Unit Value at end of period                                                             $13.526  $11.357  $9.710
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,539    1,361   1,040
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.316  $10.363      --
    Accumulation Unit Value at end of period                                                             $13.457  $11.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,086      825      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.316   $9.882      --
    Accumulation Unit Value at end of period                                                             $13.457  $11.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,086      825      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.650   $7.418  $5.897
    Accumulation Unit Value at end of period                                                             $10.271   $8.650  $7.418
    Number of Accumulation Units outstanding at end of period (in thousands)                                 116      124      50
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.882   $6.902      --
    Accumulation Unit Value at end of period                                                              $9.345   $7.882      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 230      183      --
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.987  $11.970  $9.538
    Accumulation Unit Value at end of period                                                             $16.611  $13.987 $11.970
    Number of Accumulation Units outstanding at end of period (in thousands)                                 198      172     129
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.140  $11.956      --
    Accumulation Unit Value at end of period                                                             $15.575  $13.140      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 414      144      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.887  $11.920  $9.515
    Accumulation Unit Value at end of period                                                             $16.443  $13.887 $11.920
    Number of Accumulation Units outstanding at end of period (in thousands)                                  33       18       7

16                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.769 $11.824   $9.442
    Accumulation Unit Value at end of period                                                           $16.295 $13.769  $11.824
    Number of Accumulation Units outstanding at end of period (in thousands)                               334     270      221
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.719 $12.489       --
    Accumulation Unit Value at end of period                                                           $16.212 $13.719       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               155      83       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.719 $11.966       --
    Accumulation Unit Value at end of period                                                           $16.212 $13.719       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               155      83       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.964 $11.166   $8.932
    Accumulation Unit Value at end of period                                                            $1.297 $12.964  $11.166
    Number of Accumulation Units outstanding at end of period (in thousands)                                30      30        7
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.921 $11.301       --
    Accumulation Unit Value at end of period                                                           $15.224 $12.921       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                26      13       --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.404      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.454      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                12      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.400      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.437      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               229      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.399      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.428      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.398      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.424      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                16      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.396      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.411      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                30      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.396      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.411      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                30      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.393      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.398      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.391      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.385      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --

HARTFORD LIFE INSURANCE COMPANY                                           17

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.390  $11.956 $10.461
    Accumulation Unit Value at end of period                                                             $13.382  $13.390 $11.956
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,223    1,574     689
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.318  $12.668      --
    Accumulation Unit Value at end of period                                                             $13.284  $13.318      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              15,603    7,079      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.290  $11.902 $10.432
    Accumulation Unit Value at end of period                                                             $13.242  $13.290 $11.902
    Number of Accumulation Units outstanding at end of period (in thousands)                                 276      208      81
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.265  $11.886 $10.421
    Accumulation Unit Value at end of period                                                             $13.211  $13.265 $11.886
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,030    2,790   2,172
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.217  $12.578      --
    Accumulation Unit Value at end of period                                                             $13.144  $13.217      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,423    1,995      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.217  $12.007      --
    Accumulation Unit Value at end of period                                                             $13.144  $13.217      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               3,423    1,995      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.173  $11.839 $10.397
    Accumulation Unit Value at end of period                                                             $13.080  $13.173 $11.839
    Number of Accumulation Units outstanding at end of period (in thousands)                                 205      211     131
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.129  $11.960      --
    Accumulation Unit Value at end of period                                                             $13.017  $13.129      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 460      318      --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $10.968  $10.331  $9.142
    Accumulation Unit Value at end of period                                                             $10.902  $10.968 $10.331
    Number of Accumulation Units outstanding at end of period (in thousands)                                 305      205      37
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.909  $10.223      --
    Accumulation Unit Value at end of period                                                             $10.823  $10.909      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,355      722      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.886  $10.284  $9.117
    Accumulation Unit Value at end of period                                                             $10.788  $10.886 $10.284
    Number of Accumulation Units outstanding at end of period (in thousands)                                  44       34      48
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.866  $10.270  $9.107
    Accumulation Unit Value at end of period                                                             $10.763  $10.866 $10.270
    Number of Accumulation Units outstanding at end of period (in thousands)                                 410      352     236
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.826  $10.150      --
    Accumulation Unit Value at end of period                                                             $10.708  $10.826      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 607      426      --

18                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.826 $10.430       --
    Accumulation Unit Value at end of period                                                           $10.708 $10.826       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               607     426       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.790 $10.229   $9.087
    Accumulation Unit Value at end of period                                                           $10.656 $10.790  $10.229
    Number of Accumulation Units outstanding at end of period (in thousands)                                31      29       12
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.754 $10.389       --
    Accumulation Unit Value at end of period                                                           $10.605 $10.754       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                79      53       --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.703      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.289      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                14      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.699      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.272      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                62      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.698      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.263      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.697      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.259      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 6      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.695      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.246      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.695      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.246      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.692      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.233      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.690      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.220      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.188 $12.079  $10.473
    Accumulation Unit Value at end of period                                                           $13.417 $13.188  $12.079
    Number of Accumulation Units outstanding at end of period (in thousands)                               888     667      129
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.144 $12.288       --
    Accumulation Unit Value at end of period                                                           $13.345 $13.144       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             4,251   1,935       --

HARTFORD LIFE INSURANCE COMPANY                                           19

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.122  $12.055 $10.470
    Accumulation Unit Value at end of period                                                             $13.310  $13.122 $12.055
    Number of Accumulation Units outstanding at end of period (in thousands)                                 150      111      22
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.111  $12.051 $10.470
    Accumulation Unit Value at end of period                                                             $13.292  $13.111 $12.051
    Number of Accumulation Units outstanding at end of period (in thousands)                                 873      766     378
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.078  $12.233      --
    Accumulation Unit Value at end of period                                                             $13.239  $13.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,322      829      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.078  $12.174      --
    Accumulation Unit Value at end of period                                                             $13.239  $13.078      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,322      829      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.046  $12.026 $10.467
    Accumulation Unit Value at end of period                                                             $13.186  $13.046 $12.026
    Number of Accumulation Units outstanding at end of period (in thousands)                                  81       87      47
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.017  $12.151      --
    Accumulation Unit Value at end of period                                                             $13.138  $13.017      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 166      161      --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.074  $11.011  $9.121
    Accumulation Unit Value at end of period                                                             $12.445  $12.074 $11.011
    Number of Accumulation Units outstanding at end of period (in thousands)                                 709      788     651
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $6.966   $6.477      --
    Accumulation Unit Value at end of period                                                              $7.166   $6.966      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,222      743      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.988  $10.965  $9.098
    Accumulation Unit Value at end of period                                                             $12.319  $11.988 $10.965
    Number of Accumulation Units outstanding at end of period (in thousands)                                 112       90     101
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.886  $10.877  $9.028
    Accumulation Unit Value at end of period                                                             $12.208  $11.886 $10.877
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,057    1,103   1,058
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.842  $11.016      --
    Accumulation Unit Value at end of period                                                             $12.145  $11.842      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 426      325      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.842  $11.202      --
    Accumulation Unit Value at end of period                                                             $12.145  $11.842      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 426      325      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.873   $6.309  $5.245
    Accumulation Unit Value at end of period                                                              $7.038   $6.873  $6.309
    Number of Accumulation Units outstanding at end of period (in thousands)                                 140      152      60
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $6.820   $6.469      --
    Accumulation Unit Value at end of period                                                              $6.973   $6.820      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 128       96      --

20                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.304  $13.219 $12.425
    Accumulation Unit Value at end of period                                                             $14.314  $14.304 $13.219
    Number of Accumulation Units outstanding at end of period (in thousands)                                 783      713     489
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.668  $13.328      --
    Accumulation Unit Value at end of period                                                             $13.650  $13.668      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,677      744      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.202  $13.163 $12.395
    Accumulation Unit Value at end of period                                                             $14.169  $14.202 $13.163
    Number of Accumulation Units outstanding at end of period (in thousands)                                  55       49      28
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.081  $13.058 $12.299
    Accumulation Unit Value at end of period                                                             $14.041  $14.081 $13.058
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,219    1,191     974
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.030  $13.688      --
    Accumulation Unit Value at end of period                                                             $13.970  $14.030      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 731      470      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.030  $13.157      --
    Accumulation Unit Value at end of period                                                             $13.970  $14.030      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 731      470      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.485  $12.542 $11.834
    Accumulation Unit Value at end of period                                                             $13.406  $13.485 $12.542
    Number of Accumulation Units outstanding at end of period (in thousands)                                  68       67      44
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.529  $12.722      --
    Accumulation Unit Value at end of period                                                             $13.430  $13.529      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  98       79      --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $1.065   $1.073  $1.079
    Accumulation Unit Value at end of period                                                              $1.077   $1.065  $1.073
    Number of Accumulation Units outstanding at end of period (in thousands)                              10,607   10,476  13,080
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.006   $1.007      --
    Accumulation Unit Value at end of period                                                              $1.016   $1.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                              19,234    7,758      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $1.057   $1.068  $1.076
    Accumulation Unit Value at end of period                                                              $1.067   $1.057  $1.068
    Number of Accumulation Units outstanding at end of period (in thousands)                                 378      389     145
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $1.048   $1.060  $1.068
    Accumulation Unit Value at end of period                                                              $1.057   $1.048  $1.060
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,050    8,567   9,622
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $1.045   $1.046      --
    Accumulation Unit Value at end of period                                                              $1.052   $1.045      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               5,324    5,525      --

HARTFORD LIFE INSURANCE COMPANY                                           21

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $1.045  $1.056     --
    Accumulation Unit Value at end of period                                                                $1.052  $1.045     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5,324   5,525     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $0.993  $1.006 $1.016
    Accumulation Unit Value at end of period                                                                $0.998  $0.993 $1.006
    Number of Accumulation Units outstanding at end of period (in thousands)                                   297     353    388
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $0.989  $1.003     --
    Accumulation Unit Value at end of period                                                                $0.993  $0.989     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,313     903     --
MFS(R) CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $8.344  $7.543 $6.691
    Accumulation Unit Value at end of period                                                                $8.346  $8.344 $7.543
    Number of Accumulation Units outstanding at end of period (in thousands)                                   274     327    354
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $6.283  $5.787     --
    Accumulation Unit Value at end of period                                                                $6.272  $6.283     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   110     114     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.284  $7.511 $6.675
    Accumulation Unit Value at end of period                                                                $8.261  $8.284 $7.511
    Number of Accumulation Units outstanding at end of period (in thousands)                                    25      24     27
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.214  $7.451 $6.623
    Accumulation Unit Value at end of period                                                                $8.187  $8.214 $7.451
    Number of Accumulation Units outstanding at end of period (in thousands)                                   170     213    205
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.184  $7.541     --
    Accumulation Unit Value at end of period                                                                $8.145  $8.184     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    31      30     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.184  $7.631     --
    Accumulation Unit Value at end of period                                                                $8.145  $8.184     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    31      30     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.199  $5.640 $5.022
    Accumulation Unit Value at end of period                                                                $6.160  $6.199 $5.640
    Number of Accumulation Units outstanding at end of period (in thousands)                                    25      25     14
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.152  $5.752     --
    Accumulation Unit Value at end of period                                                                $6.105  $6.152     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    34      33     --
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $7.389  $6.650 $5.922
    Accumulation Unit Value at end of period                                                                $7.936  $7.389 $6.650
    Number of Accumulation Units outstanding at end of period (in thousands)                                   340     414    456
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $4.896  $4.462     --
    Accumulation Unit Value at end of period                                                                $5.248  $4.896     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   145     121     --

22                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                        $7.336   $6.623  $5.908
    Accumulation Unit Value at end of period                                                              $7.856   $7.336  $6.623
    Number of Accumulation Units outstanding at end of period (in thousands)                                  19       26      10
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.274   $6.570  $5.862
    Accumulation Unit Value at end of period                                                              $7.785   $7.274  $6.570
    Number of Accumulation Units outstanding at end of period (in thousands)                                 255      213     173
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $7.248   $6.609      --
    Accumulation Unit Value at end of period                                                              $7.745   $7.248      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  69       54      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $7.248   $6.755      --
    Accumulation Unit Value at end of period                                                              $7.745   $7.248      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  69       54      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.830   $4.376  $3.911
    Accumulation Unit Value at end of period                                                              $5.154   $4.830  $4.376
    Number of Accumulation Units outstanding at end of period (in thousands)                                   1        2       2
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $4.858   $4.541      --
    Accumulation Unit Value at end of period                                                              $5.176   $4.858      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  77       54      --
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.891  $10.221  $8.808
    Accumulation Unit Value at end of period                                                             $12.595  $11.891 $10.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                  53       87      49
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.712   $9.813      --
    Accumulation Unit Value at end of period                                                             $11.323  $10.712      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  88       69      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.806  $10.178  $8.787
    Accumulation Unit Value at end of period                                                             $12.467  $11.806 $10.178
    Number of Accumulation Units outstanding at end of period (in thousands)                                   5        6       5
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.706  $10.097  $8.719
    Accumulation Unit Value at end of period                                                             $12.355  $11.706 $10.097
    Number of Accumulation Units outstanding at end of period (in thousands)                                 164      227     126
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.663  $10.689      --
    Accumulation Unit Value at end of period                                                             $12.292  $11.663      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  24       33      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.663  $10.243      --
    Accumulation Unit Value at end of period                                                             $12.292  $11.663      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  24       33      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.568   $9.143  $7.909
    Accumulation Unit Value at end of period                                                             $11.121  $10.568  $9.143
    Number of Accumulation Units outstanding at end of period (in thousands)                                  --        4      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.533   $9.276      --
    Accumulation Unit Value at end of period                                                             $11.067  $10.533      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   7        8      --

HARTFORD LIFE INSURANCE COMPANY                                           23

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                 2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $7.656  $7.129 $6.553
    Accumulation Unit Value at end of period                                                                $7.869  $7.656 $7.129
    Number of Accumulation Units outstanding at end of period (in thousands)                                   381     482    558
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $5.975  $5.533     --
    Accumulation Unit Value at end of period                                                                $6.129  $5.975     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                   189     169     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $7.602  $7.099 $6.537
    Accumulation Unit Value at end of period                                                                $7.790  $7.602 $7.099
    Number of Accumulation Units outstanding at end of period (in thousands)                                    37      56     25
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $7.537  $7.042 $6.487
    Accumulation Unit Value at end of period                                                                $7.719  $7.537 $7.042
    Number of Accumulation Units outstanding at end of period (in thousands)                                   481     591    581
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $7.510  $6.958     --
    Accumulation Unit Value at end of period                                                                $7.680  $7.510     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    66      60     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $7.510  $7.184     --
    Accumulation Unit Value at end of period                                                                $7.680  $7.510     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                    66      60     --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $5.895  $5.525 $5.098
    Accumulation Unit Value at end of period                                                                $6.020  $5.895 $5.525
    Number of Accumulation Units outstanding at end of period (in thousands)                                    71      72     26
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                          $6.044  $5.798     --
    Accumulation Unit Value at end of period                                                                $6.163  $6.044     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                     6       6     --
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                          $8.266  $7.547 $6.771
    Accumulation Unit Value at end of period                                                                $8.726  $8.266 $7.547
    Number of Accumulation Units outstanding at end of period (in thousands)                                   854     678    411
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.132  $7.530     --
    Accumulation Unit Value at end of period                                                                $8.567  $8.132     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 3,202   1,631     --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                          $8.207  $7.515 $6.754
    Accumulation Unit Value at end of period                                                                $8.637  $8.207 $7.515
    Number of Accumulation Units outstanding at end of period (in thousands)                                   144     155     63
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                          $8.137  $7.455 $6.702
    Accumulation Unit Value at end of period                                                                $8.559  $8.137 $7.455
    Number of Accumulation Units outstanding at end of period (in thousands)                                   986     897    719
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                          $8.108  $7.511     --
    Accumulation Unit Value at end of period                                                                $8.516  $8.108     --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1,140     754     --

24                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.108   $7.521      --
    Accumulation Unit Value at end of period                                                              $8.516   $8.108      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,140      754      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.023   $7.372  $6.639
    Accumulation Unit Value at end of period                                                              $8.414   $8.023  $7.372
    Number of Accumulation Units outstanding at end of period (in thousands)                                  86       85      44
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $8.169   $7.599      --
    Accumulation Unit Value at end of period                                                              $8.554   $8.169      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 128       94      --
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $11.630  $10.832  $9.982
    Accumulation Unit Value at end of period                                                             $11.686  $11.630 $10.832
    Number of Accumulation Units outstanding at end of period (in thousands)                                 751      856     739
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.689  $11.498      --
    Accumulation Unit Value at end of period                                                             $11.722  $11.689      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 689      321      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $11.546  $10.787  $9.958
    Accumulation Unit Value at end of period                                                             $11.568  $11.546 $10.787
    Number of Accumulation Units outstanding at end of period (in thousands)                                  47       53      27
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.448  $10.700  $9.881
    Accumulation Unit Value at end of period                                                             $11.464  $11.448 $10.700
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,009    1,146   1,043
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.407  $11.226      --
    Accumulation Unit Value at end of period                                                             $11.405  $11.407      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 394      240      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.407  $10.766      --
    Accumulation Unit Value at end of period                                                             $11.405  $11.407      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 394      240      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.532  $10.811 $10.000
    Accumulation Unit Value at end of period                                                             $11.513  $11.532 $10.811
    Number of Accumulation Units outstanding at end of period (in thousands)                                  66       79      58
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.494  $10.878      --
    Accumulation Unit Value at end of period                                                             $11.458  $11.494      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  21       14      --
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                        $5.863   $5.203  $4.454
    Accumulation Unit Value at end of period                                                              $5.946   $5.863  $5.203
    Number of Accumulation Units outstanding at end of period (in thousands)                                 570      574     485
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                        $6.286   $5.771      --
    Accumulation Unit Value at end of period                                                              $6.362   $6.286      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 535      427      --

HARTFORD LIFE INSURANCE COMPANY                                           25

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
                                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $5.814  $5.175   $4.438
    Accumulation Unit Value at end of period                                                            $5.879  $5.814   $5.175
    Number of Accumulation Units outstanding at end of period (in thousands)                               122     130      147
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $5.779  $5.147   $4.415
    Accumulation Unit Value at end of period                                                            $5.841  $5.779   $5.147
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,162   1,232    1,080
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $5.758  $5.289       --
    Accumulation Unit Value at end of period                                                            $5.811  $5.758       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               482     439       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $5.758  $5.384       --
    Accumulation Unit Value at end of period                                                            $5.811  $5.758       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               482     439       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $6.201  $5.539   $4.760
    Accumulation Unit Value at end of period                                                            $6.249  $6.201   $5.539
    Number of Accumulation Units outstanding at end of period (in thousands)                                38      51       70
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $6.181  $5.795       --
    Accumulation Unit Value at end of period                                                            $6.219  $6.181       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                60      31       --
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $11.951 $11.406   $9.569
    Accumulation Unit Value at end of period                                                           $12.372 $11.951  $11.406
    Number of Accumulation Units outstanding at end of period (in thousands)                               392     314      238
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $7.863  $7.134       --
    Accumulation Unit Value at end of period                                                            $8.124  $7.863       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             1,794     837       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $11.865 $11.358   $9.546
    Accumulation Unit Value at end of period                                                           $12.247 $11.865  $11.358
    Number of Accumulation Units outstanding at end of period (in thousands)                                71      83       21
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.764 $11.267   $9.472
    Accumulation Unit Value at end of period                                                           $12.136 $11.764  $11.267
    Number of Accumulation Units outstanding at end of period (in thousands)                               625     536      423
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $11.722 $10.640       --
    Accumulation Unit Value at end of period                                                           $12.074 $11.722       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               578     310       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.722 $11.875       --
    Accumulation Unit Value at end of period                                                           $12.074 $11.722       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               578     310       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $7.757  $7.452   $6.275
    Accumulation Unit Value at end of period                                                            $7.979  $7.757   $7.452
    Number of Accumulation Units outstanding at end of period (in thousands)                                57      55       33
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $7.732  $7.855       --
    Accumulation Unit Value at end of period                                                            $7.941  $7.732       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                91      70       --

26                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.978      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.016      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                31      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.975      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.000      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                91      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.974      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.992      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.973      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.988      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                21      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.971      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.975      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.971      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.975      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.969      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.963      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.967      --       --(a)
    Accumulation Unit Value at end of period                                                            $9.951      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $10.019      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.961      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.945      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 5      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.937      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.933      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                10      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.921      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --

HARTFORD LIFE INSURANCE COMPANY                                           27

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.921      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.909      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $10.018      --       --(a)
    Accumulation Unit Value at end of period                                                           $11.897      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                      $9.468      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.590      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 8      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.464      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.573      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                18      --       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                      $9.463      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.564      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 1      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.462      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.559      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 2      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                      $9.459      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.546      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.459      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.546      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.457      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.533      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                      $9.455      --       --(a)
    Accumulation Unit Value at end of period                                                           $10.520      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                --      --       --
MFS(R) TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $12.741 $11.636  $10.818
    Accumulation Unit Value at end of period                                                           $12.886 $12.741  $11.636
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,017   1,873    1,442
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $11.999 $11.406       --
    Accumulation Unit Value at end of period                                                           $12.111 $11.999       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             5,461   2,465       --

28                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                             2005    2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $12.650 $11.587  $10.791
    Accumulation Unit Value at end of period                                                           $12.756 $12.650  $11.587
    Number of Accumulation Units outstanding at end of period (in thousands)                               255     228      121
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.543 $11.495  $10.708
    Accumulation Unit Value at end of period                                                           $12.641 $12.543  $11.495
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,572   2,581    2,125
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $12.497 $11.886       --
    Accumulation Unit Value at end of period                                                           $12.576 $12.497       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,026   1,297       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.497 $11.620       --
    Accumulation Unit Value at end of period                                                           $12.576 $12.497       --
    Number of Accumulation Units outstanding at end of period (in thousands)                             2,026   1,297       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $11.838 $10.881  $10.155
    Accumulation Unit Value at end of period                                                           $11.895 $11.838  $10.881
    Number of Accumulation Units outstanding at end of period (in thousands)                               126     136       77
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $12.577 $11.726       --
    Accumulation Unit Value at end of period                                                           $12.619 $12.577       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               291     209       --
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                     $13.842 $12.218  $10.604
    Accumulation Unit Value at end of period                                                           $14.522 $13.842  $12.218
    Number of Accumulation Units outstanding at end of period (in thousands)                               107      79        6
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.796 $12.834       --
    Accumulation Unit Value at end of period                                                           $14.445 $13.796       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               298     122       --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                     $13.773 $12.193  $10.601
    Accumulation Unit Value at end of period                                                           $14.407 $13.773  $12.193
    Number of Accumulation Units outstanding at end of period (in thousands)                                 9       3       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.761 $12.189  $10.601
    Accumulation Unit Value at end of period                                                           $14.387 $13.761  $12.189
    Number of Accumulation Units outstanding at end of period (in thousands)                               204     209       81
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                     $13.727 $12.776       --
    Accumulation Unit Value at end of period                                                           $14.330 $13.727       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               131      84       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.727 $12.302       --
    Accumulation Unit Value at end of period                                                           $14.330 $13.727       --
    Number of Accumulation Units outstanding at end of period (in thousands)                               131      84       --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.693 $12.165  $10.598
    Accumulation Unit Value at end of period                                                           $14.273 $13.693  $12.165
    Number of Accumulation Units outstanding at end of period (in thousands)                                25      15       12
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                     $13.663 $12.279       --
    Accumulation Unit Value at end of period                                                           $14.220 $13.663       --
    Number of Accumulation Units outstanding at end of period (in thousands)                                12      11       --

HARTFORD LIFE INSURANCE COMPANY                                           29

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $14.424  $12.407 $10.543
    Accumulation Unit Value at end of period                                                             $16.453  $14.424 $12.407
    Number of Accumulation Units outstanding at end of period (in thousands)                                 358      243      89
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.376  $13.283      --
    Accumulation Unit Value at end of period                                                             $16.366  $14.376      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 848      393      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $14.352  $12.382 $10.540
    Accumulation Unit Value at end of period                                                             $16.322  $14.352 $12.382
    Number of Accumulation Units outstanding at end of period (in thousands)                                  21       15      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.340  $12.377 $10.539
    Accumulation Unit Value at end of period                                                             $16.300  $14.340 $12.377
    Number of Accumulation Units outstanding at end of period (in thousands)                                 310      220     131
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $14.304  $13.224      --
    Accumulation Unit Value at end of period                                                             $16.235  $14.304      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 372      195      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.304  $12.521      --
    Accumulation Unit Value at end of period                                                             $16.235  $14.304      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 372      195      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.268  $12.353 $10.537
    Accumulation Unit Value at end of period                                                             $16.170  $14.268 $12.353
    Number of Accumulation Units outstanding at end of period (in thousands)                                  46       43      17
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $14.237  $12.497      --
    Accumulation Unit Value at end of period                                                             $16.111  $14.237      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  33       25      --
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $13.576  $12.254 $10.774
    Accumulation Unit Value at end of period                                                             $14.763  $13.576 $12.254
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,985    1,717   1,173
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.957  $12.090      --
    Accumulation Unit Value at end of period                                                             $14.062  $12.957      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,636    4,210      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $13.479  $12.203 $10.748
    Accumulation Unit Value at end of period                                                             $14.614  $13.479 $12.203
    Number of Accumulation Units outstanding at end of period (in thousands)                                 205      157     111
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.364  $12.105 $10.665
    Accumulation Unit Value at end of period                                                             $14.482  $13.364 $12.105
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,577    2,399   1,969
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $13.316  $12.431      --
    Accumulation Unit Value at end of period                                                             $14.408  $13.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,145    1,327      --

30                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.316  $12.204      --
    Accumulation Unit Value at end of period                                                             $14.408  $13.316      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               2,145    1,327      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.783  $11.614 $10.250
    Accumulation Unit Value at end of period                                                             $13.811  $12.783 $11.614
    Number of Accumulation Units outstanding at end of period (in thousands)                                 117      131      71
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.243  $12.171      --
    Accumulation Unit Value at end of period                                                             $14.286  $13.243      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 197      112      --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.725  $10.363  $7.687
    Accumulation Unit Value at end of period                                                             $15.992  $12.725 $10.363
    Number of Accumulation Units outstanding at end of period (in thousands)                                 153      104      59
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $15.240  $13.623      --
    Accumulation Unit Value at end of period                                                             $19.114  $15.240      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 399      115      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.634  $10.320  $7.668
    Accumulation Unit Value at end of period                                                             $15.830  $12.634 $10.320
    Number of Accumulation Units outstanding at end of period (in thousands)                                  24        6       1
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.527  $10.237  $7.609
    Accumulation Unit Value at end of period                                                             $15.687  $12.527 $10.237
    Number of Accumulation Units outstanding at end of period (in thousands)                                 232      179     106
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.481  $11.162      --
    Accumulation Unit Value at end of period                                                             $15.607  $12.481      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 157       90      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.481  $10.512      --
    Accumulation Unit Value at end of period                                                             $15.607  $12.481      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 157       90      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $15.036  $12.325  $9.177
    Accumulation Unit Value at end of period                                                             $18.773  $15.036 $12.325
    Number of Accumulation Units outstanding at end of period (in thousands)                                  25       24       7
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $13.286  $11.220      --
    Accumulation Unit Value at end of period                                                             $16.563  $13.286      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                  32        6      --
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $10.549   $9.048  $7.401
    Accumulation Unit Value at end of period                                                             $11.432  $10.549  $9.048
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,012      803     306
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.051   $9.168      --
    Accumulation Unit Value at end of period                                                             $10.870  $10.051      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               4,328    2,456      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $10.474   $9.010  $7.383
    Accumulation Unit Value at end of period                                                             $11.316  $10.474  $9.010
    Number of Accumulation Units outstanding at end of period (in thousands)                                 130      113      18

HARTFORD LIFE INSURANCE COMPANY                                           31

----------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                               2005     2004    2003
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.385   $8.938  $7.326
    Accumulation Unit Value at end of period                                                             $11.214  $10.385  $8.938
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,023      944     670
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $10.347   $9.443      --
    Accumulation Unit Value at end of period                                                             $11.157  $10.347      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,616    1,192      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $10.347   $9.107      --
    Accumulation Unit Value at end of period                                                             $11.157  $10.347      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,616    1,192      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.916   $8.560  $7.028
    Accumulation Unit Value at end of period                                                             $10.676   $9.916  $8.560
    Number of Accumulation Units outstanding at end of period (in thousands)                                  93       88      37
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                        $9.883   $8.723      --
    Accumulation Unit Value at end of period                                                             $10.625   $9.883      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 182      146      --
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                       $12.221  $10.708  $8.905
    Accumulation Unit Value at end of period                                                             $13.087  $12.221 $10.708
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,275      915     394
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $12.006  $11.057      --
    Accumulation Unit Value at end of period                                                             $12.830  $12.006      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               8,474    3,797      --
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                       $12.134  $10.664  $8.883
    Accumulation Unit Value at end of period                                                             $12.954  $12.134 $10.664
    Number of Accumulation Units outstanding at end of period (in thousands)                                 116       84      44
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $12.031  $10.578  $8.815
    Accumulation Unit Value at end of period                                                             $12.838  $12.031 $10.578
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,475    1,135     835
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                       $11.987  $11.045      --
    Accumulation Unit Value at end of period                                                             $12.772  $11.987      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,941    1,097      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.987  $10.763      --
    Accumulation Unit Value at end of period                                                             $12.772  $11.987      --
    Number of Accumulation Units outstanding at end of period (in thousands)                               1,941    1,097      --
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.845  $10.446  $8.720
    Accumulation Unit Value at end of period                                                             $12.601  $11.845 $10.446
    Number of Accumulation Units outstanding at end of period (in thousands)                                  89       83      32
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                       $11.541  $10.392      --
    Accumulation Unit Value at end of period                                                             $12.260  $11.541      --
    Number of Accumulation Units outstanding at end of period (in thousands)                                 158       74      --

(a) Inception date May 2, 2005.

32                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


SERIES III:



                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.230(a)
    Accumulation Unit Value at end of period                                                                        $1.335
    Number of Accumulation Units outstanding at end of period (in thousands)                                         9,322
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.221(a)
    Accumulation Unit Value at end of period                                                                        $1.324
    Number of Accumulation Units outstanding at end of period (in thousands)                                           648
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.217(a)
    Accumulation Unit Value at end of period                                                                        $1.318
    Number of Accumulation Units outstanding at end of period (in thousands)                                        11,931
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.210(a)
    Accumulation Unit Value at end of period                                                                        $1.309
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,043
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.210(a)
    Accumulation Unit Value at end of period                                                                        $1.309
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,043
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.201(a)
    Accumulation Unit Value at end of period                                                                        $1.297
    Number of Accumulation Units outstanding at end of period (in thousands)                                           557
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.027(a)
    Accumulation Unit Value at end of period                                                                        $1.112
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,815
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.020(a)
    Accumulation Unit Value at end of period                                                                        $1.103
    Number of Accumulation Units outstanding at end of period (in thousands)                                           116
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.016(a)
    Accumulation Unit Value at end of period                                                                        $1.098
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,303
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.010(a)
    Accumulation Unit Value at end of period                                                                        $1.091
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,533
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.010(a)
    Accumulation Unit Value at end of period                                                                        $1.091
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,533
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.003(a)
    Accumulation Unit Value at end of period                                                                        $1.081
    Number of Accumulation Units outstanding at end of period (in thousands)                                           287

HARTFORD LIFE INSURANCE COMPANY                                           33

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.159(a)
    Accumulation Unit Value at end of period                                                                        $1.332
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,660
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.151(a)
    Accumulation Unit Value at end of period                                                                        $1.321
    Number of Accumulation Units outstanding at end of period (in thousands)                                            75
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.147(a)
    Accumulation Unit Value at end of period                                                                        $1.315
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,717
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.306
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,037
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.306
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,037
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.132(a)
    Accumulation Unit Value at end of period                                                                        $1.294
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
AIM V.I. CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.626(a)
    Accumulation Unit Value at end of period                                                                       $10.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.622(a)
    Accumulation Unit Value at end of period                                                                       $10.256
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.621(a)
    Accumulation Unit Value at end of period                                                                       $10.247
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.617(a)
    Accumulation Unit Value at end of period                                                                       $10.230
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.617(a)
    Accumulation Unit Value at end of period                                                                       $10.230
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.612(a)
    Accumulation Unit Value at end of period                                                                       $10.204
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --

34                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.139(a)
    Accumulation Unit Value at end of period                                                                        $1.289
    Number of Accumulation Units outstanding at end of period (in thousands)                                           866
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.130(a)
    Accumulation Unit Value at end of period                                                                        $1.278
    Number of Accumulation Units outstanding at end of period (in thousands)                                            44
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.126(a)
    Accumulation Unit Value at end of period                                                                        $1.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,314
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.120(a)
    Accumulation Unit Value at end of period                                                                        $1.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                           292
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.120(a)
    Accumulation Unit Value at end of period                                                                        $1.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                           292
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.112(a)
    Accumulation Unit Value at end of period                                                                        $1.252
    Number of Accumulation Units outstanding at end of period (in thousands)                                           115
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.078(a)
    Accumulation Unit Value at end of period                                                                        $1.078
    Number of Accumulation Units outstanding at end of period (in thousands)                                        14,085
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.070(a)
    Accumulation Unit Value at end of period                                                                        $1.069
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,512
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.066(a)
    Accumulation Unit Value at end of period                                                                        $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                                        18,324
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.060(a)
    Accumulation Unit Value at end of period                                                                        $1.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                        14,577
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.060(a)
    Accumulation Unit Value at end of period                                                                        $1.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                        14,577
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.053(a)
    Accumulation Unit Value at end of period                                                                        $1.047
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,605

HARTFORD LIFE INSURANCE COMPANY                                           35

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.379(a)
    Accumulation Unit Value at end of period                                                                        $1.636
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,145
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.369(a)
    Accumulation Unit Value at end of period                                                                        $1.622
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,346
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.364(a)
    Accumulation Unit Value at end of period                                                                        $1.615
    Number of Accumulation Units outstanding at end of period (in thousands)                                           993
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.356(a)
    Accumulation Unit Value at end of period                                                                        $1.604
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,519
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.356(a)
    Accumulation Unit Value at end of period                                                                        $1.604
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,519
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.347(a)
    Accumulation Unit Value at end of period                                                                        $1.589
    Number of Accumulation Units outstanding at end of period (in thousands)                                           207
AIM V.I. LARGE CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.450(a)
    Accumulation Unit Value at end of period                                                                       $10.732
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.447(a)
    Accumulation Unit Value at end of period                                                                       $10.714
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.445(a)
    Accumulation Unit Value at end of period                                                                       $10.705
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.442(a)
    Accumulation Unit Value at end of period                                                                       $10.688
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.442(a)
    Accumulation Unit Value at end of period                                                                       $10.688
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.437(a)
    Accumulation Unit Value at end of period                                                                       $10.661
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --

36                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.376(a)
    Accumulation Unit Value at end of period                                                                        $1.491
    Number of Accumulation Units outstanding at end of period (in thousands)                                         9,568
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.366(a)
    Accumulation Unit Value at end of period                                                                        $1.479
    Number of Accumulation Units outstanding at end of period (in thousands)                                           562
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.361(a)
    Accumulation Unit Value at end of period                                                                        $1.472
    Number of Accumulation Units outstanding at end of period (in thousands)                                        13,307
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.354(a)
    Accumulation Unit Value at end of period                                                                        $1.462
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,687
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.354(a)
    Accumulation Unit Value at end of period                                                                        $1.462
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,687
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.344(a)
    Accumulation Unit Value at end of period                                                                        $1.449
    Number of Accumulation Units outstanding at end of period (in thousands)                                           492
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.754(a)
    Accumulation Unit Value at end of period                                                                       $12.327
    Number of Accumulation Units outstanding at end of period (in thousands)                                            83
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.721(a)
    Accumulation Unit Value at end of period                                                                       $12.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.704(a)
    Accumulation Unit Value at end of period                                                                       $12.246
    Number of Accumulation Units outstanding at end of period (in thousands)                                           118
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.671(a)
    Accumulation Unit Value at end of period                                                                       $12.192
    Number of Accumulation Units outstanding at end of period (in thousands)                                           197
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.671(a)
    Accumulation Unit Value at end of period                                                                       $12.192
    Number of Accumulation Units outstanding at end of period (in thousands)                                           197
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.624(a)
    Accumulation Unit Value at end of period                                                                       $12.114
    Number of Accumulation Units outstanding at end of period (in thousands)                                            20

HARTFORD LIFE INSURANCE COMPANY                                           37

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.928(a)
    Accumulation Unit Value at end of period                                                                       $11.963
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,437
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.835(a)
    Accumulation Unit Value at end of period                                                                       $11.846
    Number of Accumulation Units outstanding at end of period (in thousands)                                           327
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.510(a)
    Accumulation Unit Value at end of period                                                                       $11.482
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,246
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.452(a)
    Accumulation Unit Value at end of period                                                                       $11.404
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,947
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.452(a)
    Accumulation Unit Value at end of period                                                                       $11.404
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,947
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.644(a)
    Accumulation Unit Value at end of period                                                                       $11.590
    Number of Accumulation Units outstanding at end of period (in thousands)                                           302
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $0.942(a)
    Accumulation Unit Value at end of period                                                                        $1.038
    Number of Accumulation Units outstanding at end of period (in thousands)                                        30,389
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.935(a)
    Accumulation Unit Value at end of period                                                                        $1.028
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,801
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $0.931(a)
    Accumulation Unit Value at end of period                                                                        $1.024
    Number of Accumulation Units outstanding at end of period (in thousands)                                        26,020
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.926(a)
    Accumulation Unit Value at end of period                                                                        $1.017
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,951
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.926(a)
    Accumulation Unit Value at end of period                                                                        $1.017
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,951
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.919(a)
    Accumulation Unit Value at end of period                                                                        $1.007
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,192

38                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.441(a)
    Accumulation Unit Value at end of period                                                                       $12.617
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,472
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.335(a)
    Accumulation Unit Value at end of period                                                                       $12.494
    Number of Accumulation Units outstanding at end of period (in thousands)                                           208
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $12.681(a)
    Accumulation Unit Value at end of period                                                                       $12.835
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,601
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.611(a)
    Accumulation Unit Value at end of period                                                                       $12.748
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,280
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.611(a)
    Accumulation Unit Value at end of period                                                                       $12.748
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,280
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.117(a)
    Accumulation Unit Value at end of period                                                                       $12.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                           127
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.758(a)
    Accumulation Unit Value at end of period                                                                       $10.241
    Number of Accumulation Units outstanding at end of period (in thousands)                                           983
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $8.684(a)
    Accumulation Unit Value at end of period                                                                       $10.141
    Number of Accumulation Units outstanding at end of period (in thousands)                                            77
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.060(a)
    Accumulation Unit Value at end of period                                                                       $12.907
    Number of Accumulation Units outstanding at end of period (in thousands)                                           749
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.999(a)
    Accumulation Unit Value at end of period                                                                       $12.819
    Number of Accumulation Units outstanding at end of period (in thousands)                                           355
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.999(a)
    Accumulation Unit Value at end of period                                                                       $12.819
    Number of Accumulation Units outstanding at end of period (in thousands)                                           355
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.825(a)
    Accumulation Unit Value at end of period                                                                        $9.102
    Number of Accumulation Units outstanding at end of period (in thousands)                                           135

HARTFORD LIFE INSURANCE COMPANY                                           39

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.241(a)
    Accumulation Unit Value at end of period                                                                       $12.648
    Number of Accumulation Units outstanding at end of period (in thousands)                                           791
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.154(a)
    Accumulation Unit Value at end of period                                                                       $12.524
    Number of Accumulation Units outstanding at end of period (in thousands)                                           101
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.594(a)
    Accumulation Unit Value at end of period                                                                       $16.756
    Number of Accumulation Units outstanding at end of period (in thousands)                                           559
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.520(a)
    Accumulation Unit Value at end of period                                                                       $16.642
    Number of Accumulation Units outstanding at end of period (in thousands)                                           315
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.520(a)
    Accumulation Unit Value at end of period                                                                       $16.642
    Number of Accumulation Units outstanding at end of period (in thousands)                                           315
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.845(a)
    Accumulation Unit Value at end of period                                                                       $12.095
    Number of Accumulation Units outstanding at end of period (in thousands)                                            89
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $7.689(a)
    Accumulation Unit Value at end of period                                                                        $9.121
    Number of Accumulation Units outstanding at end of period (in thousands)                                        10,794
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $7.624(a)
    Accumulation Unit Value at end of period                                                                        $9.032
    Number of Accumulation Units outstanding at end of period (in thousands)                                           889
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.838(a)
    Accumulation Unit Value at end of period                                                                       $12.831
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,338
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.779(a)
    Accumulation Unit Value at end of period                                                                       $12.744
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,771
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.779(a)
    Accumulation Unit Value at end of period                                                                       $12.744
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,771
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.518(a)
    Accumulation Unit Value at end of period                                                                        $8.870
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,108

40                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.293(a)
    Accumulation Unit Value at end of period                                                                       $12.297
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,412
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.197(a)
    Accumulation Unit Value at end of period                                                                       $12.177
    Number of Accumulation Units outstanding at end of period (in thousands)                                           563
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.953(a)
    Accumulation Unit Value at end of period                                                                       $11.903
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,581
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.893(a)
    Accumulation Unit Value at end of period                                                                       $11.822
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,717
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.893(a)
    Accumulation Unit Value at end of period                                                                       $11.822
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,717
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.159(a)
    Accumulation Unit Value at end of period                                                                       $12.087
    Number of Accumulation Units outstanding at end of period (in thousands)                                           860
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.568(a)
    Accumulation Unit Value at end of period                                                                       $10.541
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,626
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $8.496(a)
    Accumulation Unit Value at end of period                                                                       $10.438
    Number of Accumulation Units outstanding at end of period (in thousands)                                           143
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.017(a)
    Accumulation Unit Value at end of period                                                                       $13.526
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,539
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.956(a)
    Accumulation Unit Value at end of period                                                                       $13.434
    Number of Accumulation Units outstanding at end of period (in thousands)                                           939
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.956(a)
    Accumulation Unit Value at end of period                                                                       $13.434
    Number of Accumulation Units outstanding at end of period (in thousands)                                           939
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.629(a)
    Accumulation Unit Value at end of period                                                                        $9.336
    Number of Accumulation Units outstanding at end of period (in thousands)                                           205

HARTFORD LIFE INSURANCE COMPANY                                           41

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.036(a)
    Accumulation Unit Value at end of period                                                                       $15.698
    Number of Accumulation Units outstanding at end of period (in thousands)                                           329
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.925(a)
    Accumulation Unit Value at end of period                                                                       $15.544
    Number of Accumulation Units outstanding at end of period (in thousands)                                            35
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.559(a)
    Accumulation Unit Value at end of period                                                                       $16.295
    Number of Accumulation Units outstanding at end of period (in thousands)                                           334
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.485(a)
    Accumulation Unit Value at end of period                                                                       $16.184
    Number of Accumulation Units outstanding at end of period (in thousands)                                           176
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.485(a)
    Accumulation Unit Value at end of period                                                                       $16.184
    Number of Accumulation Units outstanding at end of period (in thousands)                                           176
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.697(a)
    Accumulation Unit Value at end of period                                                                       $15.208
    Number of Accumulation Units outstanding at end of period (in thousands)                                            48
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.403(a)
    Accumulation Unit Value at end of period                                                                       $10.450
    Number of Accumulation Units outstanding at end of period (in thousands)                                            47
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.400(a)
    Accumulation Unit Value at end of period                                                                       $10.432
    Number of Accumulation Units outstanding at end of period (in thousands)                                            26
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.398(a)
    Accumulation Unit Value at end of period                                                                       $10.424
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.395(a)
    Accumulation Unit Value at end of period                                                                       $10.406
    Number of Accumulation Units outstanding at end of period (in thousands)                                           106
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.395(a)
    Accumulation Unit Value at end of period                                                                       $10.406
    Number of Accumulation Units outstanding at end of period (in thousands)                                           106
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.390(a)
    Accumulation Unit Value at end of period                                                                       $10.380
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15

42                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.914(a)
    Accumulation Unit Value at end of period                                                                       $13.357
    Number of Accumulation Units outstanding at end of period (in thousands)                                         5,994
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.837(a)
    Accumulation Unit Value at end of period                                                                       $13.260
    Number of Accumulation Units outstanding at end of period (in thousands)                                           606
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $12.798(a)
    Accumulation Unit Value at end of period                                                                       $13.211
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,030
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.728(a)
    Accumulation Unit Value at end of period                                                                       $13.121
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,386
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.728(a)
    Accumulation Unit Value at end of period                                                                       $13.121
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,386
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.640(a)
    Accumulation Unit Value at end of period                                                                       $13.004
    Number of Accumulation Units outstanding at end of period (in thousands)                                           730
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.496(a)
    Accumulation Unit Value at end of period                                                                       $10.882
    Number of Accumulation Units outstanding at end of period (in thousands)                                           540
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.433(a)
    Accumulation Unit Value at end of period                                                                       $10.803
    Number of Accumulation Units outstanding at end of period (in thousands)                                            43
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.402(a)
    Accumulation Unit Value at end of period                                                                       $10.763
    Number of Accumulation Units outstanding at end of period (in thousands)                                           410
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.345(a)
    Accumulation Unit Value at end of period                                                                       $10.690
    Number of Accumulation Units outstanding at end of period (in thousands)                                           539
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.345(a)
    Accumulation Unit Value at end of period                                                                       $10.690
    Number of Accumulation Units outstanding at end of period (in thousands)                                           539
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.273(a)
    Accumulation Unit Value at end of period                                                                       $10.594
    Number of Accumulation Units outstanding at end of period (in thousands)                                            61

HARTFORD LIFE INSURANCE COMPANY                                           43

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.702(a)
    Accumulation Unit Value at end of period                                                                       $10.284
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.699(a)
    Accumulation Unit Value at end of period                                                                       $10.267
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.697(a)
    Accumulation Unit Value at end of period                                                                       $10.259
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.694(a)
    Accumulation Unit Value at end of period                                                                       $10.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.694(a)
    Accumulation Unit Value at end of period                                                                       $10.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.689(a)
    Accumulation Unit Value at end of period                                                                       $10.216
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.721(a)
    Accumulation Unit Value at end of period                                                                       $13.399
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,392
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.670(a)
    Accumulation Unit Value at end of period                                                                       $13.328
    Number of Accumulation Units outstanding at end of period (in thousands)                                           133
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $12.645(a)
    Accumulation Unit Value at end of period                                                                       $13.292
    Number of Accumulation Units outstanding at end of period (in thousands)                                           873
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.594(a)
    Accumulation Unit Value at end of period                                                                       $13.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,416
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.594(a)
    Accumulation Unit Value at end of period                                                                       $13.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,416
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.527(a)
    Accumulation Unit Value at end of period                                                                       $13.124
    Number of Accumulation Units outstanding at end of period (in thousands)                                           330

44                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $6.300(a)
    Accumulation Unit Value at end of period                                                                        $7.223
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,828
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $6.247(a)
    Accumulation Unit Value at end of period                                                                        $7.152
    Number of Accumulation Units outstanding at end of period (in thousands)                                            90
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.670(a)
    Accumulation Unit Value at end of period                                                                       $12.208
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,057
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.611(a)
    Accumulation Unit Value at end of period                                                                       $12.125
    Number of Accumulation Units outstanding at end of period (in thousands)                                           580
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.611(a)
    Accumulation Unit Value at end of period                                                                       $12.125
    Number of Accumulation Units outstanding at end of period (in thousands)                                           580
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.109(a)
    Accumulation Unit Value at end of period                                                                        $6.966
    Number of Accumulation Units outstanding at end of period (in thousands)                                           180
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.487(a)
    Accumulation Unit Value at end of period                                                                       $13.758
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,211
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.373(a)
    Accumulation Unit Value at end of period                                                                       $13.623
    Number of Accumulation Units outstanding at end of period (in thousands)                                           118
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.793(a)
    Accumulation Unit Value at end of period                                                                       $14.041
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,219
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.717(a)
    Accumulation Unit Value at end of period                                                                       $13.946
    Number of Accumulation Units outstanding at end of period (in thousands)                                           833
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.717(a)
    Accumulation Unit Value at end of period                                                                       $13.946
    Number of Accumulation Units outstanding at end of period (in thousands)                                           833
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.222(a)
    Accumulation Unit Value at end of period                                                                       $13.416
    Number of Accumulation Units outstanding at end of period (in thousands)                                           124

HARTFORD LIFE INSURANCE COMPANY                                           45

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
                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.014(a)
    Accumulation Unit Value at end of period                                                                        $1.024
    Number of Accumulation Units outstanding at end of period (in thousands)                                         6,830
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.005(a)
    Accumulation Unit Value at end of period                                                                        $1.014
    Number of Accumulation Units outstanding at end of period (in thousands)                                           894
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.049(a)
    Accumulation Unit Value at end of period                                                                        $1.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,050
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.043(a)
    Accumulation Unit Value at end of period                                                                        $1.050
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,984
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.043(a)
    Accumulation Unit Value at end of period                                                                        $1.050
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,984
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.988(a)
    Accumulation Unit Value at end of period                                                                        $0.992
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,198
MFS(R) EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.483(a)
    Accumulation Unit Value at end of period                                                                        $5.290
    Number of Accumulation Units outstanding at end of period (in thousands)                                           213
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $4.445(a)
    Accumulation Unit Value at end of period                                                                        $5.238
    Number of Accumulation Units outstanding at end of period (in thousands)                                            18
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $6.611(a)
    Accumulation Unit Value at end of period                                                                        $7.785
    Number of Accumulation Units outstanding at end of period (in thousands)                                           255
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $6.575(a)
    Accumulation Unit Value at end of period                                                                        $7.732
    Number of Accumulation Units outstanding at end of period (in thousands)                                            85
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.575(a)
    Accumulation Unit Value at end of period                                                                        $7.732
    Number of Accumulation Units outstanding at end of period (in thousands)                                            85
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $4.406(a)
    Accumulation Unit Value at end of period                                                                        $5.171
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15

46                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.404(a)
    Accumulation Unit Value at end of period                                                                       $11.412
    Number of Accumulation Units outstanding at end of period (in thousands)                                            57
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.316(a)
    Accumulation Unit Value at end of period                                                                       $11.300
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.286(a)
    Accumulation Unit Value at end of period                                                                       $12.355
    Number of Accumulation Units outstanding at end of period (in thousands)                                           164
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.224(a)
    Accumulation Unit Value at end of period                                                                       $12.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.224(a)
    Accumulation Unit Value at end of period                                                                       $12.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.133(a)
    Accumulation Unit Value at end of period                                                                       $11.056
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
MFS(R) INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $5.623(a)
    Accumulation Unit Value at end of period                                                                        $6.178
    Number of Accumulation Units outstanding at end of period (in thousands)                                           546
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $5.575(a)
    Accumulation Unit Value at end of period                                                                        $6.117
    Number of Accumulation Units outstanding at end of period (in thousands)                                            41
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $7.041(a)
    Accumulation Unit Value at end of period                                                                        $7.719
    Number of Accumulation Units outstanding at end of period (in thousands)                                           481
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $7.002(a)
    Accumulation Unit Value at end of period                                                                        $7.667
    Number of Accumulation Units outstanding at end of period (in thousands)                                           156
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $7.002(a)
    Accumulation Unit Value at end of period                                                                        $7.667
    Number of Accumulation Units outstanding at end of period (in thousands)                                           156
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.634(a)
    Accumulation Unit Value at end of period                                                                        $6.157
    Number of Accumulation Units outstanding at end of period (in thousands)                                            29

HARTFORD LIFE INSURANCE COMPANY                                           47

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
                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                $ 7.850 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.634
    Number of Accumulation Units outstanding at end of period (in thousands)                                           946
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $ 7.783 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.550
    Number of Accumulation Units outstanding at end of period (in thousands)                                            85
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                $ 7.797 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.559
    Number of Accumulation Units outstanding at end of period (in thousands)                                           986
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $ 7.754 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.501
    Number of Accumulation Units outstanding at end of period (in thousands)                                           957
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $ 7.754 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.501
    Number of Accumulation Units outstanding at end of period (in thousands)                                           957
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $ 7.810 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.545
    Number of Accumulation Units outstanding at end of period (in thousands)                                           115
MFS(R) HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                $11.392 (a)
    Accumulation Unit Value at end of period                                                                      $11.815
    Number of Accumulation Units outstanding at end of period (in thousands)                                           803
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $11.296 (a)
    Accumulation Unit Value at end of period                                                                      $11.699
    Number of Accumulation Units outstanding at end of period (in thousands)                                            62
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                $11.076 (a)
    Accumulation Unit Value at end of period                                                                      $11.464
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,009
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $11.015 (a)
    Accumulation Unit Value at end of period                                                                      $11.386
    Number of Accumulation Units outstanding at end of period (in thousands)                                           409
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $11.015 (a)
    Accumulation Unit Value at end of period                                                                      $11.386
    Number of Accumulation Units outstanding at end of period (in thousands)                                           409
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $11.096 (a)
    Accumulation Unit Value at end of period                                                                      $11.446
    Number of Accumulation Units outstanding at end of period (in thousands)                                            63

48                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                $ 5.633 (a)
    Accumulation Unit Value at end of period                                                                      $ 6.413
    Number of Accumulation Units outstanding at end of period (in thousands)                                           835
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $ 5.585 (a)
    Accumulation Unit Value at end of period                                                                      $ 6.350
    Number of Accumulation Units outstanding at end of period (in thousands)                                            41
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                $ 5.141 (a)
    Accumulation Unit Value at end of period                                                                      $ 5.841
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,162
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $ 5.113 (a)
    Accumulation Unit Value at end of period                                                                      $ 5.801
    Number of Accumulation Units outstanding at end of period (in thousands)                                           339
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $ 5.113 (a)
    Accumulation Unit Value at end of period                                                                      $ 5.801
    Number of Accumulation Units outstanding at end of period (in thousands)                                           339
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $ 5.486 (a)
    Accumulation Unit Value at end of period                                                                      $ 6.213
    Number of Accumulation Units outstanding at end of period (in thousands)                                           119
MFS(R) NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                $ 6.826 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.188
    Number of Accumulation Units outstanding at end of period (in thousands)                                           797
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $ 6.768 (a)
    Accumulation Unit Value at end of period                                                                      $ 8.108
    Number of Accumulation Units outstanding at end of period (in thousands)                                           130
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                $10.138 (a)
    Accumulation Unit Value at end of period                                                                      $12.136
    Number of Accumulation Units outstanding at end of period (in thousands)                                           625
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                $10.082 (a)
    Accumulation Unit Value at end of period                                                                      $12.054
    Number of Accumulation Units outstanding at end of period (in thousands)                                           501
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $10.082 (a)
    Accumulation Unit Value at end of period                                                                      $12.054
    Number of Accumulation Units outstanding at end of period (in thousands)                                           501
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                $ 6.648 (a)
    Accumulation Unit Value at end of period                                                                      $ 7.933
    Number of Accumulation Units outstanding at end of period (in thousands)                                            80

HARTFORD LIFE INSURANCE COMPANY                                           49

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
                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.978(a)
    Accumulation Unit Value at end of period                                                                       $10.012
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.975(a)
    Accumulation Unit Value at end of period                                                                        $9.996
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.973(a)
    Accumulation Unit Value at end of period                                                                        $9.988
    Number of Accumulation Units outstanding at end of period (in thousands)                                            21
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.970(a)
    Accumulation Unit Value at end of period                                                                        $9.971
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.970(a)
    Accumulation Unit Value at end of period                                                                        $9.971
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.966(a)
    Accumulation Unit Value at end of period                                                                        $9.947
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
MFS(R) RESEARCH INTERNATIONAL SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.019(a)
    Accumulation Unit Value at end of period                                                                       $11.957
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.941
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.933
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.917
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.917
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.018(a)
    Accumulation Unit Value at end of period                                                                       $11.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2

50                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.467(a)
    Accumulation Unit Value at end of period                                                                       $10.586
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.463(a)
    Accumulation Unit Value at end of period                                                                       $10.568
    Number of Accumulation Units outstanding at end of period (in thousands)                                             1
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.462(a)
    Accumulation Unit Value at end of period                                                                       $10.559
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.459(a)
    Accumulation Unit Value at end of period                                                                       $10.542
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.459(a)
    Accumulation Unit Value at end of period                                                                       $10.542
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.454(a)
    Accumulation Unit Value at end of period                                                                       $10.515
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
MFS(R) TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.833(a)
    Accumulation Unit Value at end of period                                                                       $12.207
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,332
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.732(a)
    Accumulation Unit Value at end of period                                                                       $12.087
    Number of Accumulation Units outstanding at end of period (in thousands)                                           338
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $12.278(a)
    Accumulation Unit Value at end of period                                                                       $12.641
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,572
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.210(a)
    Accumulation Unit Value at end of period                                                                       $12.555
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,115
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.210(a)
    Accumulation Unit Value at end of period                                                                       $12.555
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,115
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.285(a)
    Accumulation Unit Value at end of period                                                                       $12.606
    Number of Accumulation Units outstanding at end of period (in thousands)                                           296

HARTFORD LIFE INSURANCE COMPANY                                           51

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.672(a)
    Accumulation Unit Value at end of period                                                                       $14.503
    Number of Accumulation Units outstanding at end of period (in thousands)                                           189
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.618(a)
    Accumulation Unit Value at end of period                                                                       $14.426
    Number of Accumulation Units outstanding at end of period (in thousands)                                            18
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.590(a)
    Accumulation Unit Value at end of period                                                                       $14.387
    Number of Accumulation Units outstanding at end of period (in thousands)                                           204
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.536(a)
    Accumulation Unit Value at end of period                                                                       $14.311
    Number of Accumulation Units outstanding at end of period (in thousands)                                           109
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.536(a)
    Accumulation Unit Value at end of period                                                                       $14.311
    Number of Accumulation Units outstanding at end of period (in thousands)                                           109
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.464(a)
    Accumulation Unit Value at end of period                                                                       $14.206
    Number of Accumulation Units outstanding at end of period (in thousands)                                            70
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $14.498(a)
    Accumulation Unit Value at end of period                                                                       $16.431
    Number of Accumulation Units outstanding at end of period (in thousands)                                           376
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $14.440(a)
    Accumulation Unit Value at end of period                                                                       $16.344
    Number of Accumulation Units outstanding at end of period (in thousands)                                            41
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $14.411(a)
    Accumulation Unit Value at end of period                                                                       $16.300
    Number of Accumulation Units outstanding at end of period (in thousands)                                           310
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $14.353(a)
    Accumulation Unit Value at end of period                                                                       $16.213
    Number of Accumulation Units outstanding at end of period (in thousands)                                           402
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $14.353(a)
    Accumulation Unit Value at end of period                                                                       $16.213
    Number of Accumulation Units outstanding at end of period (in thousands)                                           402
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $14.277(a)
    Accumulation Unit Value at end of period                                                                       $16.095
    Number of Accumulation Units outstanding at end of period (in thousands)                                            72

52                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $12.904(a)
    Accumulation Unit Value at end of period                                                                       $14.173
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,161
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.794(a)
    Accumulation Unit Value at end of period                                                                       $14.034
    Number of Accumulation Units outstanding at end of period (in thousands)                                           447
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.211(a)
    Accumulation Unit Value at end of period                                                                       $14.482
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,577
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.139(a)
    Accumulation Unit Value at end of period                                                                       $14.384
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,316
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.139(a)
    Accumulation Unit Value at end of period                                                                       $14.384
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,316
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.063(a)
    Accumulation Unit Value at end of period                                                                       $14.272
    Number of Accumulation Units outstanding at end of period (in thousands)                                           422
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $15.181(a)
    Accumulation Unit Value at end of period                                                                       $19.265
    Number of Accumulation Units outstanding at end of period (in thousands)                                           265
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $15.052(a)
    Accumulation Unit Value at end of period                                                                       $19.076
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $12.386(a)
    Accumulation Unit Value at end of period                                                                       $15.687
    Number of Accumulation Units outstanding at end of period (in thousands)                                           232
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.318(a)
    Accumulation Unit Value at end of period                                                                       $15.580
    Number of Accumulation Units outstanding at end of period (in thousands)                                           230
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $12.318(a)
    Accumulation Unit Value at end of period                                                                       $15.580
    Number of Accumulation Units outstanding at end of period (in thousands)                                           230
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.108(a)
    Accumulation Unit Value at end of period                                                                       $16.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            39

HARTFORD LIFE INSURANCE COMPANY                                           53

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.819(a)
    Accumulation Unit Value at end of period                                                                       $10.956
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,580
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.736(a)
    Accumulation Unit Value at end of period                                                                       $10.848
    Number of Accumulation Units outstanding at end of period (in thousands)                                           166
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.071(a)
    Accumulation Unit Value at end of period                                                                       $11.214
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,023
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.016(a)
    Accumulation Unit Value at end of period                                                                       $11.138
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,513
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.016(a)
    Accumulation Unit Value at end of period                                                                       $11.138
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,513
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.564(a)
    Accumulation Unit Value at end of period                                                                       $10.614
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.845(a)
    Accumulation Unit Value at end of period                                                                       $12.932
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,848
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.745(a)
    Accumulation Unit Value at end of period                                                                       $12.805
    Number of Accumulation Units outstanding at end of period (in thousands)                                           376
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.783(a)
    Accumulation Unit Value at end of period                                                                       $12.838
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,475
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.718(a)
    Accumulation Unit Value at end of period                                                                       $12.750
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,140
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.718(a)
    Accumulation Unit Value at end of period                                                                       $12.750
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,140
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.279(a)
    Accumulation Unit Value at end of period                                                                       $12.248
    Number of Accumulation Units outstanding at end of period (in thousands)                                           695

(a) Inception date May 2, 2005.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                             AIM V.I.
                            AGGRESSIVE   AIM V.I. BASIC   AIM V.I. BLUE
                           GROWTH FUND     VALUE FUND       CHIP FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........    1,488,467       7,567,792       2,825,043
                           ===========     ===========     ===========
    Cost:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........  $14,605,413     $73,193,222     $17,126,781
                           ===========     ===========     ===========
    Market Value:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........  $18,635,600     $93,613,580     $19,973,049
  Due from Hartford Life
   Insurance Company.....      --               24,879         --
  Receivable from fund
   shares sold...........        2,497        --                 1,923
  Other assets...........          991           2,336               3
                           -----------     -----------     -----------
  Total Assets...........   18,639,088      93,640,795      19,974,975
                           -----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        2,497        --                 1,923
  Payable for fund shares
   purchased.............      --               24,879         --
  Other liabilities......      --             --               --
                           -----------     -----------     -----------
  Total Liabilities......        2,497          24,879           1,923
                           -----------     -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $18,636,591     $93,615,916     $19,973,052
                           ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AIM V.I. CAPITAL                         AIM V.I.          AIM V.I.                        AIM V.I.
                             APPRECIATION      AIM V.I. CORE      DEMOGRAPHIC        GOVERNMENT     AIM V.I. HIGH   INTERNATIONAL
                                 FUND           EQUITY FUND       TRENDS FUND     SECURITIES FUND     YIELD FUND     GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ----------------  ----------------  ----------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                --                 --               --              --
      Class IB...........        --                --                --                 --               --              --
      Other class........         734,431            8,338          1,452,512         15,366,231         290,903         990,800
                              ===========         ========         ==========       ============      ==========     ===========
    Cost:
      Class IA...........        --                --                --                 --               --              --
      Class IB...........        --                --                --                 --               --              --
      Other class........     $14,302,757         $191,781         $7,065,231       $188,178,760      $1,673,489     $18,742,122
                              ===========         ========         ==========       ============      ==========     ===========
    Market Value:
      Class IA...........        --                --                --                 --               --              --
      Class IB...........        --                --                --                 --               --              --
      Other class........     $18,125,758         $195,528         $8,700,551       $182,397,161      $1,754,143     $22,956,829
  Due from Hartford Life
   Insurance Company.....        --                --                     223            200,311         --              --
  Receivable from fund
   shares sold...........          89,704               20           --                 --                   202           9,498
  Other assets...........        --                --                --                      495         --              --
                              -----------         --------         ----------       ------------      ----------     -----------
  Total Assets...........      18,215,462          195,548          8,700,774        182,597,967       1,754,345      22,966,327
                              -----------         --------         ----------       ------------      ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          89,704               20           --                 --                   202           9,498
  Payable for fund shares
   purchased.............        --                --                     223            200,311         --              --
  Other liabilities......             139               66                  8           --                     4           1,114
                              -----------         --------         ----------       ------------      ----------     -----------
  Total Liabilities......          89,843               86                231            200,311             206          10,612
                              -----------         --------         ----------       ------------      ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $18,125,619         $195,462         $8,700,543       $182,397,656      $1,754,139     $22,955,715
                              ===========         ========         ==========       ============      ==========     ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                           AIM V.I. MID CAP   AIM V.I. PREMIER    AIM V.I. SMALL
                           CORE EQUITY FUND      EQUITY FUND     CAP EQUITY FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --                --
      Class IB...........        --                 --                --
      Other class........       8,202,467          4,508,769           880,554
                             ============       ============       ===========
    Cost:
      Class IA...........        --                 --                --
      Class IB...........        --                 --                --
      Other class........    $ 95,283,285       $ 91,450,638       $10,582,812
                             ============       ============       ===========
    Market Value:
      Class IA...........        --                 --                --
      Class IB...........        --                 --                --
      Other class........    $111,635,578       $100,635,726       $11,852,250
  Due from Hartford Life
   Insurance Company.....          15,927             94,485          --
  Receivable from fund
   shares sold...........        --                 --                  91,482
  Other assets...........        --                      619          --
                             ------------       ------------       -----------
  Total Assets...........     111,651,505        100,730,830        11,943,732
                             ------------       ------------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --                  91,482
  Payable for fund shares
   purchased.............          15,927             94,485          --
  Other liabilities......           1,282           --                   1,433
                             ------------       ------------       -----------
  Total Liabilities......          17,209             94,485            92,915
                             ------------       ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $111,634,296       $100,636,345       $11,850,817
                             ============       ============       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                              AMERICAN FUNDS     AMERICAN FUNDS                     AMERICAN FUNDS
                            AIM V.I. LARGE   ASSET ALLOCATION   BLUE CHIP INCOME   AMERICAN FUNDS    GLOBAL GROWTH   AMERICAN FUNDS
                           CAP GROWTH FUND         FUND          AND GROWTH FUND      BOND FUND          FUND          GROWTH FUND
                           SUB-ACCOUNT (A)      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  -----------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                 --                --               --               --
      Class IB...........       --                 --                 --                --               --               --
      Other class........        55,895           23,620,151        18,677,759        24,370,661        4,857,943       15,032,436
                               ========         ============      ============      ============      ===========     ============
    Cost:
      Class IA...........       --                 --                 --                --               --               --
      Class IB...........       --                 --                 --                --               --               --
      Other class........      $680,548         $337,236,881      $162,648,620      $264,820,470      $76,540,333     $713,242,692
                               ========         ============      ============      ============      ===========     ============
    Market Value:
      Class IA...........       --                 --                 --                --               --               --
      Class IB...........       --                 --                 --                --               --               --
      Other class........      $710,419         $389,023,887      $202,280,132      $273,438,811      $94,827,046     $886,613,040
  Due from Hartford Life
   Insurance Company.....       --                   221,751          --                 101,272              882           68,934
  Receivable from fund
   shares sold...........            74            --                  100,708          --               --               --
  Other assets...........       --                 --                      383                17         --               --
                               --------         ------------      ------------      ------------      -----------     ------------
  Total Assets...........       710,493          389,245,638       202,381,223       273,540,100       94,827,928      886,681,974
                               --------         ------------      ------------      ------------      -----------     ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            74            --                  100,708          --               --               --
  Payable for fund shares
   purchased.............       --                   221,751          --                 101,272              882           68,934
  Other liabilities......           406                  227          --                --                    326            5,344
                               --------         ------------      ------------      ------------      -----------     ------------
  Total Liabilities......           480              221,978           100,708           101,272            1,208           74,278
                               --------         ------------      ------------      ------------      -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $710,013         $389,023,660      $202,280,515      $273,438,828      $94,826,720     $886,607,696
                               ========         ============      ============      ============      ===========     ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                           AMERICAN FUNDS   AMERICAN FUNDS
                            GROWTH-INCOME    INTERNATIONAL   AMERICAN FUNDS
                                FUND             FUND        NEW WORLD FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --               --
      Class IB...........       --               --               --
      Other class........     22,213,112       10,766,741        2,909,489
                            ============     ============      ===========
    Cost:
      Class IA...........       --               --               --
      Class IB...........       --               --               --
      Other class........   $727,438,427     $163,703,085      $35,313,349
                            ============     ============      ===========
    Market Value:
      Class IA...........       --               --               --
      Class IB...........       --               --               --
      Other class........   $846,763,827     $203,706,744      $48,181,143
  Due from Hartford Life
   Insurance Company.....        224,789           28,457         --
  Receivable from fund
   shares sold...........       --               --                 33,044
  Other assets...........       --               --                      9
                            ------------     ------------      -----------
  Total Assets...........    846,988,616      203,735,201       48,214,196
                            ------------     ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --                 33,044
  Payable for fund shares
   purchased.............        224,789           28,458         --
  Other liabilities......            565            1,273         --
                            ------------     ------------      -----------
  Total Liabilities......        225,354           29,731           33,044
                            ------------     ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $846,763,262     $203,705,470      $48,181,152
                            ============     ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL                                          EVERGREEN VA                        EVERGREEN VA
                           CAPITALIZATION     EVERGREEN VA      EVERGREEN VA     INTERNATIONAL      EVERGREEN VA     SPECIAL VALUES
                                FUND         BALANCED FUND      GROWTH FUND       EQUITY FUND        OMEGA FUND           FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ---------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --                --                --               --                 --
      Class IB...........       --               --                --                --               --                 --
      Other class........      4,049,769           8,432            29,795            26,194            2,200             282,477
                             ===========        ========          ========          ========          =======          ==========
    Cost:
      Class IA...........       --               --                --                --               --                 --
      Class IB...........       --               --                --                --               --                 --
      Other class........    $60,522,207        $117,010          $422,544          $347,141          $36,753          $4,743,394
                             ===========        ========          ========          ========          =======          ==========
    Market Value:
      Class IA...........       --               --                --                --               --                 --
      Class IB...........       --               --                --                --               --                 --
      Other class........    $85,531,125        $119,149          $437,990          $374,839          $36,942          $4,556,348
  Due from Hartford Life
   Insurance Company.....         58,937         --                  5,500               946          --                   47,680
  Receivable from fund
   shares sold...........       --                    13           --                --                     3            --
  Other assets...........       --                     1           --                --               --                 --
                             -----------        --------          --------          --------          -------          ----------
  Total Assets...........     85,590,062         119,163           443,490           375,785           36,945           4,604,028
                             -----------        --------          --------          --------          -------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    13           --                --                     3            --
  Payable for fund shares
   purchased.............         58,937         --                  5,500               946          --                   47,680
  Other liabilities......          1,038         --                      3           --               --                      133
                             -----------        --------          --------          --------          -------          ----------
  Total Liabilities......         59,975              13             5,503               946                3              47,813
                             -----------        --------          --------          --------          -------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $85,530,087        $119,150          $437,987          $374,839          $36,942          $4,556,215
                             ===========        ========          ========          ========          =======          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             EVERGREEN VA    FRANKLIN RISING
                             FUNDAMENTAL        DIVIDENDS      FRANKLIN INCOME
                            LARGE CAP FUND   SECURITIES FUND   SECURITIES FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                  --                --
      Class IB...........      --                  --                --
      Other class........        1,856           10,913,938        44,938,265
                               =======         ============      ============
    Cost:
      Class IA...........      --                  --                --
      Class IB...........      --                  --                --
      Other class........      $32,283         $180,739,419      $652,919,034
                               =======         ============      ============
    Market Value:
      Class IA...........      --                  --                --
      Class IB...........      --                  --                --
      Other class........      $33,199         $194,704,656      $688,454,219
  Due from Hartford Life
   Insurance Company.....      --                    10,329           104,639
  Receivable from fund
   shares sold...........            3             --                --
  Other assets...........      --                     1,261          --
                               -------         ------------      ------------
  Total Assets...........       33,202          194,716,246       688,558,858
                               -------         ------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3             --                --
  Payable for fund shares
   purchased.............      --                    10,329           104,639
  Other liabilities......      --                  --                   4,779
                               -------         ------------      ------------
  Total Liabilities......            3               10,329           109,418
                               -------         ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $33,199         $194,705,917      $688,449,440
                               =======         ============      ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            FRANKLIN LARGE                    FRANKLIN SMALL   FRANKLIN STRATEGIC   FRANKLIN FLEX CAP
                              CAP GROWTH     FRANKLIN REAL    MID CAP GROWTH         INCOME               GROWTH
                           SECURITIES FUND    ESTATE FUND    SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ----------------  --------------  ----------------  -------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --               --                --                   --
      Class IB...........       --                --               --                --                   --
      Other class........      3,733,764          233,867         5,017,699         11,603,072             612,922
                             ===========       ==========      ============       ============          ==========
    Cost:
      Class IA...........       --                --               --                --                   --
      Class IB...........       --                --               --                --                   --
      Other class........    $52,354,150       $4,167,677      $ 86,823,017       $137,418,560          $6,187,893
                             ===========       ==========      ============       ============          ==========
    Market Value:
      Class IA...........       --                --               --                --                   --
      Class IB...........       --                --               --                --                   --
      Other class........    $55,894,449       $7,502,457      $102,160,349       $144,226,187          $6,490,840
  Due from Hartford Life
   Insurance Company.....            562          --                 45,248             87,894              35,660
  Receivable from fund
   shares sold...........       --                  6,877          --                --                   --
  Other assets...........       --                --               --                      302            --
                             -----------       ----------      ------------       ------------          ----------
  Total Assets...........     55,895,011        7,509,334       102,205,597        144,314,383           6,526,500
                             -----------       ----------      ------------       ------------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  6,877          --                --                   --
  Payable for fund shares
   purchased.............            562          --                 45,248             87,894              35,660
  Other liabilities......            238          --                  1,442          --                        185
                             -----------       ----------      ------------       ------------          ----------
  Total Liabilities......            800            6,877            46,690             87,894              35,845
                             -----------       ----------      ------------       ------------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $55,894,211       $7,502,457      $102,158,907       $144,226,489          $6,490,655
                             ===========       ==========      ============       ============          ==========

                            FRANKLIN LARGE
                              CAP VALUE
                           SECURITIES FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        147,837
                              ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,486,002
                              ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,533,073
  Due from Hartford Life
   Insurance Company.....         22,603
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      1,555,676
                              ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         22,603
  Other liabilities......              7
                              ----------
  Total Liabilities......         22,610
                              ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,533,066
                              ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                TEMPLETON
                                                DEVELOPING        TEMPLETON
                            MUTUAL SHARES        MARKETS           FOREIGN
                           SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --               --                 --
      Class IB...........        --               --                 --
      Other class........      27,823,252        3,662,986         11,354,639
                             ============      ===========       ============
    Cost:
      Class IA...........        --               --                 --
      Class IB...........        --               --                 --
      Other class........    $420,241,727      $29,650,849       $148,855,602
                             ============      ===========       ============
    Market Value:
      Class IA...........        --               --                 --
      Class IB...........        --               --                 --
      Other class........    $505,548,478      $40,256,219       $177,359,455
  Due from Hartford Life
   Insurance Company.....         325,829           37,520            211,362
  Receivable from fund
   shares sold...........        --               --                 --
  Other assets...........        --                    855           --
                             ------------      -----------       ------------
  Total Assets...........     505,874,307       40,294,594        177,570,817
                             ------------      -----------       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --               --                 --
  Payable for fund shares
   purchased.............         325,829           37,520            211,362
  Other liabilities......           2,814         --                      956
                             ------------      -----------       ------------
  Total Liabilities......         328,643           37,520            212,318
                             ------------      -----------       ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $505,545,664      $40,257,074       $177,358,499
                             ============      ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           TEMPLETON GLOBAL      TEMPLETON                                              HARTFORD TOTAL
                           ASSET ALLOCATION        GROWTH       MUTUAL DISCOVERY   HARTFORD ADVISERS   RETURN BOND HLS
                                 FUND         SECURITIES FUND    SECURITIES FUND        HLS FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (D)
                           -----------------  ----------------  -----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --                --                 --                 --
      Class IB...........       --                  --                --                1,816,115          8,247,861
      Other class........        153,168          25,572,801         3,425,232           --                 --
                              ==========        ============       ===========        ===========        ===========
    Cost:
      Class IA...........       --                  --                --                 --                 --
      Class IB...........       --                  --                --              $41,830,725        $97,235,244
      Other class........     $2,982,718        $306,511,634       $52,983,644           --                 --
                              ==========        ============       ===========        ===========        ===========
    Market Value:
      Class IA...........       --                  --                --                 --                 --
      Class IB...........       --                  --                --              $41,217,077        $92,401,436
      Other class........     $3,198,143        $353,160,370       $63,709,303           --                 --
  Due from Hartford Life
   Insurance Company.....       --                   364,300            73,778           --                 --
  Receivable from fund
   shares sold...........            329            --                --                    3,967             39,241
  Other assets...........       --                  --                --                    1,450           --
                              ----------        ------------       -----------        -----------        -----------
  Total Assets...........      3,198,472         353,524,670        63,783,081         41,222,494         92,440,677
                              ----------        ------------       -----------        -----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            329            --                --                    3,967             39,241
  Payable for fund shares
   purchased.............       --                   364,300            73,778           --                 --
  Other liabilities......              4               1,231               797           --                      213
                              ----------        ------------       -----------        -----------        -----------
  Total Liabilities......            333             365,531            74,575              3,967             39,454
                              ----------        ------------       -----------        -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $3,198,139        $353,159,139       $63,708,506        $41,218,527        $92,401,223
                              ==========        ============       ===========        ===========        ===========

                           HARTFORD CAPITAL   HARTFORD DIVIDEND
                           APPRECIATION HLS     AND GROWTH HLS
                                 FUND                FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --
      Class IB...........       1,544,118          2,913,269
      Other class........        --                 --
                              ===========        ===========
    Cost:
      Class IA...........        --                 --
      Class IB...........     $68,123,446        $52,244,102
      Other class........        --                 --
                              ===========        ===========
    Market Value:
      Class IA...........        --                 --
      Class IB...........     $81,448,446        $60,231,898
      Other class........        --                 --
  Due from Hartford Life
   Insurance Company.....        --                 --
  Receivable from fund
   shares sold...........           7,381             15,518
  Other assets...........        --                 --
                              -----------        -----------
  Total Assets...........      81,455,827         60,247,416
                              -----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           7,381             15,518
  Payable for fund shares
   purchased.............        --                 --
  Other liabilities......             289                145
                              -----------        -----------
  Total Liabilities......           7,670             15,663
                              -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $81,448,157        $60,231,753
                              ===========        ===========

(d)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                            HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS     ADVISERS HLS    COMMUNICATIONS
                              HLS FUND            FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --               --
      Class IB...........         692             27,226             455
      Other class........      --                --               --
                               ======           ========          ======
    Cost:
      Class IA...........      --                --               --
      Class IB...........      $6,625           $370,352          $2,914
      Other class........      --                --               --
                               ======           ========          ======
    Market Value:
      Class IA...........      --                --               --
      Class IB...........      $7,288           $337,797          $4,560
      Other class........      --                --               --
  Due from Hartford Life
   Insurance Company.....      --                --               --
  Receivable from fund
   shares sold...........           1                 26          --
  Other assets...........      --                --               --
                               ------           --------          ------
  Total Assets...........       7,289            337,823           4,560
                               ------           --------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1                 27          --
  Payable for fund shares
   purchased.............      --                --               --
  Other liabilities......      --                --               --
                               ------           --------          ------
  Total Liabilities......           1                 27          --
                               ------           --------          ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $7,288           $337,796          $4,560
                               ======           ========          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL                        HARTFORD GLOBAL   HARTFORD GLOBAL      HARTFORD
                             SERVICES HLS    HARTFORD GLOBAL     LEADERS HLS     TECHNOLOGY HLS     DISCIPLINED
                                 FUND        HEALTH HLS FUND         FUND             FUND        EQUITY HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  ----------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                 --                --               --                --
      Class IB...........        6,097             51,404            123,934          93,375            71,260
      Other class........      --                 --                --               --                --
                               =======           ========         ==========        ========          ========
    Cost:
      Class IA...........      --                 --                --               --                --
      Class IB...........      $56,676           $693,597         $2,425,789        $872,581          $976,000
      Other class........      --                 --                --               --                --
                               =======           ========         ==========        ========          ========
    Market Value:
      Class IA...........      --                 --                --               --                --
      Class IB...........      $70,408           $897,976         $2,312,475        $506,667          $896,198
      Other class........      --                 --                --               --                --
  Due from Hartford Life
   Insurance Company.....      --                 --                --               --                --
  Receivable from fund
   shares sold...........            5                 70                182              39                26
  Other assets...........      --                 --                       3               7                 3
                               -------           --------         ----------        --------          --------
  Total Assets...........       70,413            898,046          2,312,660         506,713           896,227
                               -------           --------         ----------        --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            6                 71                182              39                26
  Payable for fund shares
   purchased.............      --                 --                --               --                --
  Other liabilities......      --                 --                --               --                --
                               -------           --------         ----------        --------          --------
  Total Liabilities......            6                 71                182              39                26
                               -------           --------         ----------        --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $70,407           $897,975         $2,312,478        $506,674          $896,201
                               =======           ========         ==========        ========          ========


                                             HARTFORD GROWTH
                           HARTFORD GROWTH    OPPORTUNITIES
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --
      Class IB...........        2,131             2,884
      Other class........      --                --
                               =======           =======
    Cost:
      Class IA...........      --                --
      Class IB...........      $22,892           $76,897
      Other class........      --                --
                               =======           =======
    Market Value:
      Class IA...........      --                --
      Class IB...........      $26,471           $86,090
      Other class........      --                --
  Due from Hartford Life
   Insurance Company.....      --                --
  Receivable from fund
   shares sold...........            2                 7
  Other assets...........      --                --
                               -------           -------
  Total Assets...........       26,473            86,097
                               -------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            2                 7
  Payable for fund shares
   purchased.............      --                --
  Other liabilities......      --                --
                               -------           -------
  Total Liabilities......            2                 7
                               -------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $26,471           $86,090
                               =======           =======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                HARTFORD
                                                             INTERNATIONAL
                                                                CAPITAL
                            HARTFORD HIGH   HARTFORD INDEX    APPRECIATION
                           YIELD HLS FUND      HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --              --
      Class IB...........       42,179            45,996          21,528
      Other class........      --                --              --
                              ========        ==========        ========
    Cost:
      Class IA...........      --                --              --
      Class IB...........     $380,287        $1,822,795        $251,512
      Other class........      --                --              --
                              ========        ==========        ========
    Market Value:
      Class IA...........      --                --              --
      Class IB...........     $409,277        $1,464,546        $266,858
      Other class........      --                --              --
  Due from Hartford Life
   Insurance Company.....      --                --              --
  Receivable from fund
   shares sold...........           34               115              21
  Other assets...........      --                --              --
                              --------        ----------        --------
  Total Assets...........      409,311         1,464,661         266,879
                              --------        ----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           32               114              21
  Payable for fund shares
   purchased.............      --                --              --
  Other liabilities......      --                --              --
                              --------        ----------        --------
  Total Liabilities......           32               114              21
                              --------        ----------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $409,279        $1,464,547        $266,858
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD        HARTFORD                                                              HARTFORD
                           INTERNATIONAL   INTERNATIONAL                                                            MORTGAGE
                           SMALL COMPANY   OPPORTUNITIES   HARTFORD MIDCAP   HARTFORD MIDCAP    HARTFORD MONEY   SECURITIES HLS
                              HLS FUND        HLS FUND         HLS FUND       VALUE HLS FUND   MARKET HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ----------------  ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --               --              --                --               91,896,174        --
      Class IB...........       5,878           745,752          187,965           34,505          24,926,743         36,851
      Other class........      --               --              --                --                 --              --
                              =======       ===========       ==========         ========        ============       ========
    Cost:
      Class IA...........      --               --              --                --             $ 91,896,174        --
      Class IB...........     $79,951       $ 7,959,019       $4,578,489         $326,518          24,926,743       $421,940
      Other class........      --               --              --                --                 --              --
                              =======       ===========       ==========         ========        ============       ========
    Market Value:
      Class IA...........      --               --              --                --             $ 91,896,174        --
      Class IB...........     $86,486       $10,082,777       $5,361,726         $481,829          24,926,743       $420,096
      Other class........      --               --              --                --                 --              --
  Due from Hartford Life
   Insurance Company.....      --               --              --                --                  887,839        --
  Receivable from fund
   shares sold...........           7             1,281              398               39            --                   32
  Other assets...........      --               --              --                --                    3,965        --
                              -------       -----------       ----------         --------        ------------       --------
  Total Assets...........      86,493        10,084,058        5,362,124          481,868         117,714,721        420,128
                              -------       -----------       ----------         --------        ------------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           7             1,281              398               39            --                   32
  Payable for fund shares
   purchased.............      --               --              --                --                  887,839        --
  Other liabilities......      --                   693               11          --                 --              --
                              -------       -----------       ----------         --------        ------------       --------
  Total Liabilities......           7             1,974              409               39             887,839             32
                              -------       -----------       ----------         --------        ------------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $86,486       $10,082,084       $5,361,715         $481,829        $116,826,882       $420,096
                              =======       ===========       ==========         ========        ============       ========


                           HARTFORD SMALL
                             COMPANY HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........        516,934
      Other class........       --
                             ===========
    Cost:
      Class IA...........       --
      Class IB...........    $ 7,384,671
      Other class........
                             ===========
    Market Value:
      Class IA...........       --
      Class IB...........    $10,020,118
      Other class........
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........          1,166
  Other assets...........              6
                             -----------
  Total Assets...........     10,021,290
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          1,166
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             -----------
  Total Liabilities......          1,166
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $10,020,124
                             ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                            HARTFORD U.S.
                              HARTFORD                        GOVERNMENT
                           SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                              HLS FUND         HLS FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --             --
      Class IB...........        6,871           629,531         59,142
      Other class........      --                --             --
                              ========       ===========       ========
    Cost:
      Class IA...........      --                --             --
      Class IB...........     $127,291       $29,674,362       $637,312
      Other class........      --                --             --
                              ========       ===========       ========
    Market Value:
      Class IA...........      --                --             --
      Class IB...........     $143,112       $30,910,646       $652,606
      Other class........      --                --             --
  Due from Hartford Life
   Insurance Company.....      --                --             --
  Receivable from fund
   shares sold...........           12             4,043             51
  Other assets...........      --                --                   4
                              --------       -----------       --------
  Total Assets...........      143,124        30,914,689        652,661
                              --------       -----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           13             4,043             51
  Payable for fund shares
   purchased.............      --                --             --
  Other liabilities......      --                    158        --
                              --------       -----------       --------
  Total Liabilities......           13             4,201             51
                              --------       -----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $143,111       $30,910,488       $652,610
                              ========       ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                           HARTFORD VALUE   HARTFORD EQUITY    HUNTINGTON VA   HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES       INCOME HLS      INCOME EQUITY  DIVIDEND CAPTURE  HUNTINGTON VA
                              HLS FUND        HLS FUND            FUND             FUND             FUND         GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ------------------  -------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --               --                 --              --               --
      Class IB...........       18,852           9,159            1,740            --              --               --
      Other class........      --              --               --                 116,950          262,306         88,936
                              ========        ========          =======         ==========       ==========       ========
    Cost:
      Class IA...........      --              --               --                 --              --               --
      Class IB...........     $191,971        $161,098          $20,719            --              --               --
      Other class........      --              --               --              $1,220,794       $3,184,760       $738,844
                              ========        ========          =======         ==========       ==========       ========
    Market Value:
      Class IA...........      --              --               --                 --              --               --
      Class IB...........     $210,054        $172,483          $20,848            --              --               --
      Other class........      --              --               --              $1,377,667       $3,255,220       $797,756
  Due from Hartford Life
   Insurance Company.....      --              --               --                 --              --               --
  Receivable from fund
   shares sold...........           17              13                2                118              198             10
  Other assets...........      --              --               --                 --                   178         --
                              --------        --------          -------         ----------       ----------       --------
  Total Assets...........      210,071         172,496           20,850          1,377,785        3,255,596        797,766
                              --------        --------          -------         ----------       ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           18              14                2                118              198             10
  Payable for fund shares
   purchased.............      --              --               --                 --              --               --
  Other liabilities......      --              --               --                      38         --               --
                              --------        --------          -------         ----------       ----------       --------
  Total Liabilities......           18              14                2                156              198             10
                              --------        --------          -------         ----------       ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $210,053        $172,482          $20,848         $1,377,629       $3,255,398       $797,756
                              ========        ========          =======         ==========       ==========       ========

                            HUNTINGTON VA
                           MID CORP AMERICA
                                 FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        126,698
                              ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,773,885
                              ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........     $2,089,243
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            118
  Other assets...........       --
                              ----------
  Total Assets...........      2,089,361
                              ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            118
  Payable for fund shares
   purchased.............       --
  Other liabilities......             54
                              ----------
  Total Liabilities......            172
                              ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,089,189
                              ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                           HUNTINGTON VA   HUNTINGTON VA      HUNTINGTON VA
                            NEW ECONOMY   ROTATING MARKETS    INTERNATIONAL
                               FUND             FUND           EQUITY FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (E)
                           -------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --                --
      Class IB...........      --              --                --
      Other class........       96,720           82,326            3,883
                            ==========       ==========          =======
    Cost:
      Class IA...........      --              --                --
      Class IB...........      --              --                --
      Other class........   $1,325,325       $  883,087          $46,129
                            ==========       ==========          =======
    Market Value:
      Class IA...........      --              --                --
      Class IB...........      --              --                --
      Other class........   $1,573,637       $1,045,537          $49,197
  Due from Hartford Life
   Insurance Company.....           24         --                --
  Receivable from fund
   shares sold...........      --                   101                6
  Other assets...........      --              --                --
                            ----------       ----------          -------
  Total Assets...........    1,573,661        1,045,638           49,203
                            ----------       ----------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                   101                5
  Payable for fund shares
   purchased.............           24         --                --
  Other liabilities......           41              110          --
                            ----------       ----------          -------
  Total Liabilities......           65              211                5
                            ----------       ----------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,573,596       $1,045,427          $49,198
                            ==========       ==========          =======

(e)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                             HUNTINGTON VA      HUNTINGTON VA    MFS CAPITAL
                           HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP  OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                           MACRO 100 FUND   SECURITIES FUND         FUND           SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ---------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --               --                  --               --             --            --
      Class IB...........      --               --                  --               --             --            --
      Other class........       24,886            2,711              75,923        1,100,693        943,929       603,691
                              ========          =======          ==========      ===========    ===========    ==========
    Cost:
      Class IA...........      --               --                  --               --             --            --
      Class IB...........      --               --                  --               --             --            --
      Other class........     $266,670          $28,826          $  981,003      $18,486,094    $22,913,141    $6,406,221
                              ========          =======          ==========      ===========    ===========    ==========
    Market Value:
      Class IA...........      --               --                  --               --             --            --
      Class IB...........      --               --                  --               --             --            --
      Other class........     $290,671          $28,870          $1,059,122      $15,068,481    $18,057,362    $8,143,798
  Due from Hartford Life
   Insurance Company.....      --                   202                  84          --             --            --
  Receivable from fund
   shares sold...........           33          --                  --                 6,008         31,733        99,682
  Other assets...........      --               --                  --                     4        --            --
                              --------          -------          ----------      -----------    -----------    ----------
  Total Assets...........      290,704           29,072           1,059,206       15,074,493     18,089,095     8,243,480
                              --------          -------          ----------      -----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           32          --                  --                 6,008         31,733        99,682
  Payable for fund shares
   purchased.............      --                   202                  84          --             --            --
  Other liabilities......      --               --                       51          --                 160            16
                              --------          -------          ----------      -----------    -----------    ----------
  Total Liabilities......           32              202                 135            6,008         31,893        99,698
                              --------          -------          ----------      -----------    -----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $290,672          $28,870          $1,059,071      $15,068,485    $18,057,202    $8,143,782
                              ========          =======          ==========      ===========    ===========    ==========


                           MFS HIGH INCOME
                               SERIES
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........      8,103,571
                             ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $77,316,852
                             ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........    $79,982,246
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........         24,343
  Other assets...........       --
                             -----------
  Total Assets...........     80,006,589
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         24,343
  Payable for fund shares
   purchased.............       --
  Other liabilities......            400
                             -----------
  Total Liabilities......         24,743
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $79,981,846
                             ===========

(e)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                           MFS INVESTORS
                           GROWTH STOCK   MFS INVESTORS   MFS MID CAP
                              SERIES      TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --             --             --
      Class IB...........       --             --             --
      Other class........     2,936,848      5,482,127      6,140,700
                            ===========   ============    ===========
    Cost:
      Class IA...........       --             --             --
      Class IB...........       --             --             --
      Other class........   $29,974,036   $ 94,391,348    $38,241,340
                            ===========   ============    ===========
    Market Value:
      Class IA...........       --             --             --
      Class IB...........       --             --             --
      Other class........   $29,074,794   $105,750,224    $44,827,107
  Due from Hartford Life
   Insurance Company.....       --             102,117        259,203
  Receivable from fund
   shares sold...........        34,161        --             --
  Other assets...........         1,656        --             --
                            -----------   ------------    -----------
  Total Assets...........    29,110,611    105,852,341     45,086,310
                            -----------   ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        34,161        --             --
  Payable for fund shares
   purchased.............       --             102,117        259,203
  Other liabilities......       --                 384             71
                            -----------   ------------    -----------
  Total Liabilities......        34,161        102,501        259,274
                            -----------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $29,076,450   $105,749,840    $44,827,036
                            ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                                        MFS RESEARCH
                               MFS NEW       MFS TOTAL RETURN                       MFS RESEARCH       INTERNATIONAL
                           DISCOVERY SERIES       SERIES       MFS VALUE SERIES     BOND SERIES            SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --               --                 --                 --
      Class IB...........       --                 --               --                 --                 --
      Other class........      4,461,424         17,123,284        1,841,032            222,537             72,345
                             ===========       ============      ===========         ==========           ========
    Cost:
      Class IA...........       --                 --               --                 --                 --
      Class IB...........       --                 --               --                 --                 --
      Other class........    $62,433,304       $329,861,697      $20,651,945         $2,571,036           $807,657
                             ===========       ============      ===========         ==========           ========
    Market Value:
      Class IA...........       --                 --               --                 --                 --
      Class IB...........       --                 --               --                 --                 --
      Other class........    $69,821,289       $354,280,740      $23,049,718         $2,583,653           $857,285
  Due from Hartford Life
   Insurance Company.....       --                   74,808         --                 --                    4,242
  Receivable from fund
   shares sold...........        362,987           --                  5,291             45,649           --
  Other assets...........            374              2,099         --                 --                 --
                             -----------       ------------      -----------         ----------           --------
  Total Assets...........     70,184,650        354,357,647       23,055,009          2,629,302            861,527
                             -----------       ------------      -----------         ----------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        362,987           --                  5,291             45,648           --
  Payable for fund shares
   purchased.............       --                   74,808         --                 --                    4,242
  Other liabilities......       --                 --                    187           --                       11
                             -----------       ------------      -----------         ----------           --------
  Total Liabilities......        362,987             74,808            5,478             45,648              4,253
                             -----------       ------------      -----------         ----------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $69,821,663       $354,282,839      $23,049,531         $2,583,654           $857,274
                             ===========       ============      ===========         ==========           ========


                              MFS RESEARCH      MERCURY GLOBAL
                                 SERIES        GROWTH V.I. FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (F)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --
      Class IB...........       --                  --
      Other class........         49,101             19,311
                                ========           ========
    Cost:
      Class IA...........       --                  --
      Class IB...........       --                  --
      Other class........       $779,000           $136,358
                                ========           ========
    Market Value:
      Class IA...........       --                  --
      Class IB...........       --                  --
      Other class........       $805,755           $212,232
  Due from Hartford Life
   Insurance Company.....       --                  --
  Receivable from fund
   shares sold...........             85                 24
  Other assets...........       --                  --
                                --------           --------
  Total Assets...........        805,840            212,256
                                --------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             85                 25
  Payable for fund shares
   purchased.............       --                  --
  Other liabilities......       --                  --
                                --------           --------
  Total Liabilities......             85                 25
                                --------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $805,755           $212,231
                                ========           ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             NATIONS MARSICO
                            MERCURY LARGE     INTERNATIONAL   NATIONS HIGH
                           CAP GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                                 FUND           PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........        129,415         2,130,027      2,873,987
                              ==========       ===========    ===========
    Cost:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........     $  977,402       $26,824,071    $28,225,084
                              ==========       ===========    ===========
    Market Value:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........     $1,423,570       $39,277,702    $30,809,141
  Due from Hartford Life
   Insurance Company.....       --                --              --
  Receivable from fund
   shares sold...........            153            22,216          1,259
  Other assets...........       --                --              --
                              ----------       -----------    -----------
  Total Assets...........      1,423,723        39,299,918     30,810,400
                              ----------       -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            152            22,216          1,259
  Payable for fund shares
   purchased.............       --                --              --
  Other liabilities......       --                      66            192
                              ----------       -----------    -----------
  Total Liabilities......            152            22,282          1,451
                              ----------       -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,423,571       $39,277,636    $30,808,949
                              ==========       ===========    ===========

(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           NATIONS MARSICO   NATIONS ASSET                    NATIONS MARSICO  NATIONS MARSICO  NATIONS SMALL
                           FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO    21ST CENTURY     MIDCAP GROWTH      COMPANY
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  ----------------  ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --             --                --               --               --
      Class IB...........       --                --             --                --               --               --
      Other class........      1,819,922        1,011,012       1,681,261          655,556         4,450,201       2,090,826
                             ===========      ===========     ===========       ==========       ===========     ===========
    Cost:
      Class IA...........       --                --             --                --               --               --
      Class IB...........       --                --             --                --               --               --
      Other class........    $24,238,921      $ 8,941,226     $23,675,300       $5,372,247       $29,698,528     $17,817,062
                             ===========      ===========     ===========       ==========       ===========     ===========
    Market Value:
      Class IA...........       --                --             --                --               --               --
      Class IB...........       --                --             --                --               --               --
      Other class........    $33,886,956      $10,686,392     $30,077,761       $7,355,337       $35,245,592     $23,584,513
  Due from Hartford Life
   Insurance Company.....       --                --             --                --               --               --
  Receivable from fund
   shares sold...........          5,093           48,614           4,963              833             3,489           7,111
  Other assets...........       --                --             --                     28          --               --
                             -----------      -----------     -----------       ----------       -----------     -----------
  Total Assets...........     33,892,049       10,735,006      30,082,724        7,356,198        35,249,081      23,591,624
                             -----------      -----------     -----------       ----------       -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          5,093           48,614           4,963              833             3,489           7,111
  Payable for fund shares
   purchased.............       --                --             --                --               --               --
  Other liabilities......             60               24             232          --                     32              73
                             -----------      -----------     -----------       ----------       -----------     -----------
  Total Liabilities......          5,153           48,638           5,195              833             3,521           7,184
                             -----------      -----------     -----------       ----------       -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $33,886,896      $10,686,368     $30,077,529       $7,355,365       $35,245,560     $23,584,440
                             ===========      ===========     ===========       ==========       ===========     ===========


                           NATIONS VALUE
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     3,142,977
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $30,187,397
                            ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........   $40,041,523
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........         5,730
  Other assets...........           185
                            -----------
  Total Assets...........    40,047,438
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         5,730
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......         5,730
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $40,041,708
                            ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                               JPMORGAN                             JPMORGAN
                           INVESTMENT TRUST      JPMORGAN       INVESTMENT TRUST
                               BALANCED      INVESTMENT TRUST  DIVERSIFIED EQUITY
                              PORTFOLIO       BOND PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT (H)   SUB-ACCOUNT (I)    SUB-ACCOUNT (J)
                           ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                 --
      Class IB...........       --                --                 --
      Other class........        103,821         2,209,203            381,412
                              ==========       ===========         ==========
    Cost:
      Class IA...........       --                --                 --
      Class IB...........       --                --                 --
      Other class........     $1,510,607       $24,859,481         $5,583,502
                              ==========       ===========         ==========
    Market Value:
      Class IA...........       --                --                 --
      Class IB...........       --                --                 --
      Other class........     $1,552,130       $24,875,620         $5,827,970
  Due from Hartford Life
   Insurance Company.....       --                  42,903              5,663
  Receivable from fund
   shares sold...........            148          --                 --
  Other assets...........       --                       9           --
                              ----------       -----------         ----------
  Total Assets...........      1,552,278        24,918,532          5,833,633
                              ----------       -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            148          --                 --
  Payable for fund shares
   purchased.............       --                  42,903              5,663
  Other liabilities......       --                --                       25
                              ----------       -----------         ----------
  Total Liabilities......            148            42,903              5,688
                              ----------       -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,552,130       $24,875,629         $5,827,945
                              ==========       ===========         ==========

(h) Formerly One Group-Registered Trademark- Investment Trust Balanced Portfolio Sub-Account. Change effective May 1, 2005.
(i) Formerly One Group-Registered Trademark- Investment Trust Bond Portfolio Sub-Account. Change effective May 1, 2005.
(j) Formerly One Group-Registered Trademark- Investment Trust Diversified Equity Portfolio Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                               JPMORGAN          JPMORGAN          JPMORGAN           JPMORGAN           JPMORGAN
                           INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST
                           DIVERSIFIED MID     EQUITY INDEX       GOVERNMENT          LARGE CAP       MID CAP GROWTH
                            CAP PORTFOLIO       PORTFOLIO       BOND PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (K)   SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)   SUB-ACCOUNT (O)
                           ----------------  ----------------  -----------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                 --                --                 --
      Class IB...........       --                --                 --                --                 --
      Other class........        38,000          1,896,327            896,636            9,917             379,412
                               ========        ===========        ===========         ========          ==========
    Cost:
      Class IA...........       --                --                 --                --                 --
      Class IB...........       --                --                 --                --                 --
      Other class........      $694,341        $19,636,579        $10,251,346         $130,198          $6,686,789
                               ========        ===========        ===========         ========          ==========
    Market Value:
      Class IA...........       --                --                 --                --                 --
      Class IB...........       --                --                 --                --                 --
      Other class........      $760,764        $20,707,888        $10,230,615         $138,438          $7,447,860
  Due from Hartford Life
   Insurance Company.....           579             25,817             72,662          --                    3,554
  Receivable from fund
   shares sold...........       --                --                 --                     12            --
  Other assets...........       --                      40                 10          --                 --
                               --------        -----------        -----------         --------          ----------
  Total Assets...........       761,343         20,733,745         10,303,287          138,450           7,451,414
                               --------        -----------        -----------         --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                 --                     12            --
  Payable for fund shares
   purchased.............           579             25,817             72,662          --                    3,554
  Other liabilities......            17           --                 --                --                       28
                               --------        -----------        -----------         --------          ----------
  Total Liabilities......           596             25,817             72,662               12               3,582
                               --------        -----------        -----------         --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $760,747        $20,707,928        $10,230,625         $138,438          $7,447,832
                               ========        ===========        ===========         ========          ==========

                               JPMORGAN
                           INVESTMENT TRUST
                            MID CAP VALUE
                              PORTFOLIO
                           SUB-ACCOUNT (P)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        509,367
                              ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........     $7,753,270
                              ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........     $8,098,928
  Due from Hartford Life
   Insurance Company.....         11,712
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      8,110,640
                              ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         11,712
  Other liabilities......             56
                              ----------
  Total Liabilities......         11,768
                              ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $8,098,872
                              ==========

(k) Formerly One Group-Registered Trademark- Investment Trust Diversified Mid Cap Portfolio Sub-Account. Change effective May 1, 2005.
(l) Formerly One Group-Registered Trademark- Investment Trust Equity Index Portfolio Sub-Account. Change effective May 1, 2005.
(m) Formerly One Group-Registered Trademark- Investment Trust Government Bond Portfolio Sub-Account. Change effective May 1, 2005.
(n) Formerly One Group-Registered Trademark- Investment Trust Large Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(o) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(p) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Value Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           JENNISON 20/20    JENNISON    PRUDENTIAL VALUE
                           FOCUS PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --             --
      Class IB...........      --              --             --
      Other class........       20,503         37,082          11,888
                              ========       ========        ========
    Cost:
      Class IA...........      --              --             --
      Class IB...........      --              --             --
      Other class........     $228,784       $855,008        $210,594
                              ========       ========        ========
    Market Value:
      Class IA...........      --              --             --
      Class IB...........      --              --             --
      Other class........     $304,062       $759,812        $273,314
  Due from Hartford Life
   Insurance Company.....      --              --             --
  Receivable from fund
   shares sold...........           29             73              26
  Other assets...........      --              --             --
                              --------       --------        --------
  Total Assets...........      304,091        759,885         273,340
                              --------       --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           27             70              28
  Payable for fund shares
   purchased.............      --              --             --
  Other liabilities......      --              --             --
                              --------       --------        --------
  Total Liabilities......           27             70              28
                              --------       --------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $304,064       $759,815        $273,312
                              ========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                       SALOMON                               SALOMON
                            SP WILLIAM BLAIR        SALOMON       BROTHERS VARIABLE       SALOMON       BROTHERS VARIABLE
                             INTERNATIONAL     BROTHERS VARIABLE   HIGH YIELD BOND   BROTHERS VARIABLE    TOTAL RETURN
                            GROWTH PORTFOLIO     ALL CAP FUND           FUND          INVESTORS FUND          FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --                 --                 --                 --
      Class IB...........       --                  --                 --                 --                 --
      Other class........          1,779             167,299            31,381             58,903             28,795
                                 =======          ==========          ========           ========           ========
    Cost:
      Class IA...........       --                  --                 --                 --                 --
      Class IB...........       --                  --                 --                 --                 --
      Other class........        $11,492          $2,554,232          $285,922           $782,960           $302,054
                                 =======          ==========          ========           ========           ========
    Market Value:
      Class IA...........       --                  --                 --                 --                 --
      Class IB...........       --                  --                 --                 --                 --
      Other class........        $13,256          $2,902,630          $297,493           $856,450           $326,537
  Due from Hartford Life
   Insurance Company.....       --                  --                 --                 --                       4
  Receivable from fund
   shares sold...........              1                 171                23                  6            --
  Other assets...........       --                  --                 --                 --                 --
                                 -------          ----------          --------           --------           --------
  Total Assets...........         13,257           2,902,801           297,516            856,456            326,541
                                 -------          ----------          --------           --------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              1                 171                23                  4            --
  Payable for fund shares
   purchased.............       --                  --                 --                 --                       4
  Other liabilities......       --                         4           --                 --                 --
                                 -------          ----------          --------           --------           --------
  Total Liabilities......              1                 175                23                  4                  4
                                 -------          ----------          --------           --------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $13,256          $2,902,626          $297,493           $856,452           $326,537
                                 =======          ==========          ========           ========           ========


                             WELLS FARGO
                           ADVANTAGE ASSET
                           ALLOCATION FUND
                           SUB-ACCOUNT (Q)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........      --
      Other class........          909
                               =======
    Cost:
      Class IA...........      --
      Class IB...........      --
      Other class........      $10,955
                               =======
    Market Value:
      Class IA...........      --
      Class IB...........      --
      Other class........      $11,857
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                               -------
  Total Assets...........       11,857
                               -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            2
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......            2
                               -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $11,855
                               =======

(q) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                              WELLS FARGO                           WELLS FARGO
                            ADVANTAGE TOTAL      WELLS FARGO         ADVANTAGE
                              RETURN BOND      ADVANTAGE EQUITY    INTERNATIONAL
                                  FUND           INCOME FUND         CORE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (R)    SUB-ACCOUNT (S)
                           ------------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........           811              1,916              1,016
                                 ======            =======             ======
    Cost:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........        $8,083            $30,906             $8,346
                                 ======            =======             ======
    Market Value:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........        $7,995            $32,500             $8,797
  Due from Hartford Life
   Insurance Company.....       --                 --                 --
  Receivable from fund
   shares sold...........       --                 --                 --
  Other assets...........       --                 --                 --
                                 ------            -------             ------
  Total Assets...........         7,995             32,500              8,797
                                 ------            -------             ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             9                 13                  4
  Payable for fund shares
   purchased.............       --                 --                 --
  Other liabilities......       --                 --                 --
                                 ------            -------             ------
  Total Liabilities......             9                 13                  4
                                 ------            -------             ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $7,986            $32,487             $8,793
                                 ======            =======             ======

(a)  From inception, May 2, 2005 to December 31, 2005.
(r) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(s) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             WELLS FARGO                       STI CLASSIC VT    STI CLASSIC VT
                           ADVANTAGE LARGE     WELLS FARGO        CAPITAL          LARGE CAP       STI CLASSIC VT   STI CLASSIC VT
                            COMPANY GROWTH   ADVANTAGE SMALL    APPRECIATION     RELATIVE VALUE    MID-CAP EQUITY  LARGE CAP VALUE
                                 FUND        CAP GROWTH FUND        FUND              FUND              FUND         EQUITY FUND
                           SUB-ACCOUNT (T)   SUB-ACCOUNT (U)    SUB-ACCOUNT     SUB-ACCOUNT (V)     SUB-ACCOUNT    SUB-ACCOUNT (W)
                           ----------------  ----------------  --------------  ------------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --                 --               --                 --              --
      Class IB...........      --                --                 --               --                 --              --
      Other class........          762               629            378,972           162,072           132,229          200,938
                                ======            ======         ==========        ==========        ==========       ==========
    Cost:
      Class IA...........      --                --                 --               --                 --              --
      Class IB...........      --                --                 --               --                 --              --
      Other class........       $6,570            $4,748         $5,728,590        $1,448,823        $1,295,916       $2,653,528
                                ======            ======         ==========        ==========        ==========       ==========
    Market Value:
      Class IA...........      --                --                 --               --                 --              --
      Class IB...........      --                --                 --               --                 --              --
      Other class........       $7,136            $5,249         $6,158,297        $2,004,829        $1,786,418       $2,937,718
  Due from Hartford Life
   Insurance Company.....      --                --                     425          --                 --                   268
  Receivable from fund
   shares sold...........      --                --                 --                    254            35,676         --
  Other assets...........      --                --                 --               --                 --              --
                                ------            ------         ----------        ----------        ----------       ----------
  Total Assets...........        7,136             5,249          6,158,722         2,005,083         1,822,094        2,937,986
                                ------            ------         ----------        ----------        ----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            4                 3            --                    254            35,676         --
  Payable for fund shares
   purchased.............      --                --                     425          --                 --                   268
  Other liabilities......      --                --                 --                      4                 8                3
                                ------            ------         ----------        ----------        ----------       ----------
  Total Liabilities......            4                 3                425               258            35,684              271
                                ------            ------         ----------        ----------        ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $7,132            $5,246         $6,158,297        $2,004,825        $1,786,410       $2,937,715
                                ======            ======         ==========        ==========        ==========       ==========

(t) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(u) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly STI Classic VT Growth & Income Fund Sub-Account. Change effective December 8, 2005.
(w) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%         413,089   $ 1.296807  $      535,697
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%         430,264     1.292989         556,327
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%          28,578     1.284741          36,715
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%             849     1.281997           1,089
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%         788,488     1.279230       1,008,657
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%       1,934,883     1.276508       2,469,894
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%       1,446,520     1.273752       1,842,507
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%          75,445     1.271063          95,896
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%       1,293,011     1.268349       1,639,989
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%         136,360     1.265647         172,584
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%          23,291     1.265115          29,465
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%       2,877,545     1.260223       3,626,350
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%       2,445,520     1.257530       3,075,315
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%         111,876     1.258643         140,812
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%         521,922     1.253769         654,370
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%         800,399     1.251659       1,001,827
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%          52,375     1.248968          65,415
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%         416,998     1.247295         520,120
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%         141,113     1.245235         175,718
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.40%          14,109     1.242572          17,532
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.45%         279,918     1.241331         347,471
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.50%         500,537     1.240086         620,709
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.55%           1,721     1.238853           2,132
AIM V.I. Basic Value Fund --
 Class I......................     0.85%           4,429     1.362431           6,034
AIM V.I. Basic Value Fund --
 Class I......................     0.95%          19,985     1.379048          27,560
AIM V.I. Basic Value Fund --
 Class I......................     1.35%       3,550,796     1.356741       4,817,510
AIM V.I. Basic Value Fund --
 Class I......................     1.40%       4,597,805     1.352733       6,219,603
AIM V.I. Basic Value Fund --
 Class I......................     1.45%          39,105     1.351597          52,854
AIM V.I. Basic Value Fund --
 Class I......................     1.55%         478,477     1.344092         643,117
AIM V.I. Basic Value Fund --
 Class I......................     1.60%         204,758     1.341221         274,626
AIM V.I. Basic Value Fund --
 Class I......................     1.65%       4,988,285     1.338366       6,676,151
AIM V.I. Basic Value Fund --
 Class I......................     1.70%       9,322,446     1.335490      12,450,033
AIM V.I. Basic Value Fund --
 Class I......................     1.75%       7,523,986     1.332660      10,026,915
AIM V.I. Basic Value Fund --
 Class I......................     1.80%         601,414     1.329813         799,768
AIM V.I. Basic Value Fund --
 Class I......................     1.85%       7,036,939     1.326952       9,337,680
AIM V.I. Basic Value Fund --
 Class I......................     1.90%         648,439     1.324136         858,621
AIM V.I. Basic Value Fund --
 Class I......................     1.95%         734,917     1.323582         972,723
AIM V.I. Basic Value Fund --
 Class I......................     2.00%      11,931,259     1.318465      15,730,946
AIM V.I. Basic Value Fund --
 Class I......................     2.05%       7,646,850     1.315642      10,060,517
AIM V.I. Basic Value Fund --
 Class I......................     2.10%         371,883     1.316832         489,707
AIM V.I. Basic Value Fund --
 Class I......................     2.15%       4,344,719     1.311712       5,699,020
AIM V.I. Basic Value Fund --
 Class I......................     2.20%       4,042,652     1.309484       5,293,789
AIM V.I. Basic Value Fund --
 Class I......................     2.25%          29,951     1.306678          39,137
AIM V.I. Basic Value Fund --
 Class I......................     2.30%         856,269     1.304944       1,117,383
AIM V.I. Basic Value Fund --
 Class I......................     2.35%         515,943     1.302791         672,166
AIM V.I. Basic Value Fund --
 Class I......................     2.45%         434,275     1.298714         563,998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
AIM V.I. Basic Value Fund --
 Class I......................     2.50%         557,137   $ 1.297410  $      722,835
AIM V.I. Basic Value Fund --
 Class I......................     2.55%          15,469     1.296106          20,049
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%         525,523     1.130173         593,932
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%       1,059,518     1.126857       1,193,925
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%         139,372     1.119611         156,042
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%          16,243     1.117236          18,148
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%       2,056,662     1.114849       2,292,867
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%       1,815,082     1.112466       2,019,217
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%       1,419,121     1.110090       1,575,352
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%          59,482     1.107717          65,889
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%         982,028     1.105346       1,085,481
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%         116,156     1.102999         128,120
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%          18,471     1.102510          20,364
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%       3,303,005     1.098278       3,627,616
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%       2,554,679     1.095912       2,799,703
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%          10,969     1.096875          12,031
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%       1,280,164     1.092652       1,398,774
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%       1,533,024     1.090789       1,672,206
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%          12,953     1.088454          14,098
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%         308,870     1.086999         335,742
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%         256,452     1.085205         278,303
AIM V.I. Blue Chip Fund --
 Class I......................     2.45%         346,777     1.081812         375,148
AIM V.I. Blue Chip Fund --
 Class I......................     2.50%         286,927     1.080740         310,094
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%           1,406     1.375395           1,934
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%         693,729     1.353131         938,707
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%         586,453     1.349162         791,220
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%          99,305     1.340532         133,121
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%           4,045     1.337664           5,411
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%         737,767     1.334786         984,761
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%         468,321     0.918958         430,367
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%       1,660,271     1.331955       2,211,406
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%       2,009,260     1.329112       2,670,530
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%          51,385     1.326259          68,150
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%          15,463     0.912509          14,110
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%         669,593     1.323438         886,164
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%          84,504     0.910398          76,932
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%          74,680     1.320601          98,623
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%         201,269     1.320044         265,683
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%       1,717,438     1.314973       2,258,385
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%          67,577     0.905224          61,172
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%         895,001     0.904037         809,114
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%       1,763,157     1.312159       2,313,543
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%          52,483     1.313300          68,926
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%         668,720     1.308236         874,844
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%       1,036,723     1.306014       1,353,975
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%         470,628     0.899432         423,298
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%           5,274     1.303219           6,873
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%          40,821     0.897862          36,652

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%          48,017   $ 1.301483  $       62,494
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%          20,994     1.299340          27,279
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%          40,882     0.893284          36,520
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.45%         141,285     1.295260         183,001
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%          10,518     1.293952          13,609
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%          14,540     1.293952          18,815
AIM V.I. Core Equity Fund --
 Class S1.....................     0.85%              94    10.346561             972
AIM V.I. Core Equity Fund --
 Class S1.....................     1.35%           1,711    10.303277          17,631
AIM V.I. Core Equity Fund --
 Class S1.....................     1.55%           2,424    10.286021          24,938
AIM V.I. Core Equity Fund --
 Class S1.....................     1.65%             321    10.277412           3,300
AIM V.I. Core Equity Fund --
 Class S1.....................     1.70%           1,562    10.273096          16,051
AIM V.I. Core Equity Fund --
 Class S1.....................     1.85%           4,178    10.260189          42,865
AIM V.I. Core Equity Fund --
 Class S1.....................     2.00%           1,919    10.247300          19,666
AIM V.I. Core Equity Fund --
 Class S1.....................     2.15%              57    10.234417             580
AIM V.I. Core Equity Fund --
 Class S1.....................     2.20%           6,494    10.230135          66,432
AIM V.I. Core Equity Fund --
 Class S1.....................     2.50%             297    10.204436           3,027
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.35%         505,480     1.309800         662,077
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.40%         194,739     1.305960         254,322
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.55%          76,325     1.297608          99,040
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.60%           6,791     1.294806           8,793
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.65%         258,191     1.292047         333,595
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.70%         865,925     1.289305       1,116,441
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.75%         718,853     1.286535         924,830
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.80%          23,979     1.283798          30,784
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.85%         406,629     1.281047         520,910
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.90%          43,850     1.278307          56,054
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.95%          36,314     1.277772          46,401
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.00%       1,314,388     1.272854       1,673,024
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.05%       1,443,367     1.270143       1,833,285
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.10%          14,438     1.271234          18,354
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.15%         333,207     1.266343         421,954
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.20%         292,099     1.264187         369,268
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.25%          18,916     1.261459          23,862
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.30%          53,768     1.259789          67,736
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.35%          43,913     1.257727          55,231
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.45%          32,028     1.253747          40,155
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.50%         115,312     1.252494         144,427
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%           6,162     1.113189           6,859
AIM V.I. Government Securities
 Fund -- Class I..............     1.30%          15,471     1.096649          16,966
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%      14,476,536     1.095213      15,854,890
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%       5,244,626     1.091969       5,726,969
AIM V.I. Government Securities
 Fund -- Class I..............     1.45%          16,563     1.091055          18,071
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%       2,757,542     1.084994       2,991,916
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%         299,933     1.082694         324,736
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%      18,087,822     1.080337      19,540,943
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%      14,085,330     1.078055      15,184,760
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%       8,922,252     1.075738       9,598,005
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%         822,734     1.073427         883,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%      34,763,094   $ 1.071178  $   37,237,461
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%       1,511,600     1.068855       1,615,681
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%       1,980,769     1.068416       2,116,285
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%      18,323,970     1.064301      19,502,220
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%      11,857,900     1.062000      12,593,090
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%         122,942     1.062971         130,684
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%      16,033,956     1.058847      16,977,506
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%      14,576,881     1.057012      15,407,939
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%         623,357     1.054793         657,513
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%       1,211,178     1.053350       1,275,795
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%         503,481     1.051614         529,468
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%          57,203     1.049381          60,028
AIM V.I. Government Securities
 Fund -- Class I..............     2.45%       2,267,838     1.048317       2,377,413
AIM V.I. Government Securities
 Fund -- Class I..............     2.50%       1,605,015     1.047274       1,680,890
AIM V.I. High Yield Fund --
 Class I......................     1.70%         288,284     1.212824         349,637
AIM V.I. High Yield Fund --
 Class I......................     1.85%           3,456     1.204353           4,163
AIM V.I. High Yield Fund --
 Class I......................     1.90%          35,036     1.201564          42,098
AIM V.I. High Yield Fund --
 Class I......................     2.00%          13,888     1.194752          16,592
AIM V.I. High Yield Fund --
 Class I......................     2.05%         688,491     1.193153         821,475
AIM V.I. High Yield Fund --
 Class I......................     2.20%         292,272     1.187073         346,948
AIM V.I. High Yield Fund --
 Class I......................     2.25%           3,411     1.185020           4,042
AIM V.I. High Yield Fund --
 Class I......................     2.35%          36,745     1.180549          43,379
AIM V.I. High Yield Fund --
 Class I......................     2.50%         106,920     1.176633         125,805
AIM V.I. International Growth
 Fund -- Class I..............     1.35%         629,932     1.661728       1,046,775
AIM V.I. International Growth
 Fund -- Class I..............     1.40%         468,631     1.656856         776,454
AIM V.I. International Growth
 Fund -- Class I..............     1.55%       1,664,214     1.646243       2,739,701
AIM V.I. International Growth
 Fund -- Class I..............     1.60%          11,274     1.642733          18,521
AIM V.I. International Growth
 Fund -- Class I..............     1.65%         838,533     1.639240       1,374,557
AIM V.I. International Growth
 Fund -- Class I..............     1.70%       1,144,973     1.635727       1,872,863
AIM V.I. International Growth
 Fund -- Class I..............     1.75%         385,880     1.632226         629,844
AIM V.I. International Growth
 Fund -- Class I..............     1.80%          37,884     1.628742          61,703
AIM V.I. International Growth
 Fund -- Class I..............     1.85%       1,923,240     1.625274       3,125,791
AIM V.I. International Growth
 Fund -- Class I..............     1.90%       1,345,906     1.621801       2,182,792
AIM V.I. International Growth
 Fund -- Class I..............     1.95%          49,887     1.621121          80,873
AIM V.I. International Growth
 Fund -- Class I..............     2.00%         992,744     1.614882       1,603,165
AIM V.I. International Growth
 Fund -- Class I..............     2.05%         810,510     1.611435       1,306,084
AIM V.I. International Growth
 Fund -- Class I..............     2.15%       1,818,464     1.606608       2,921,559
AIM V.I. International Growth
 Fund -- Class I..............     2.20%       1,518,969     1.603872       2,436,233
AIM V.I. International Growth
 Fund -- Class I..............     2.25%           4,944     1.600446           7,912
AIM V.I. International Growth
 Fund -- Class I..............     2.30%         129,425     1.598332         206,864
AIM V.I. International Growth
 Fund -- Class I..............     2.35%          31,173     1.595680          49,743
AIM V.I. International Growth
 Fund -- Class I..............     2.45%         116,290     1.590677         184,980
AIM V.I. International Growth
 Fund -- Class I..............     2.50%         207,228     1.589077         329,301
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.85%           7,853     1.521487          11,948
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%          20,863     1.540037          32,130
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.25%           3,425     1.519175           5,204
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.30%           4,099     1.517157           6,219
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%       4,284,541     1.515124       6,491,611

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%       3,233,444   $ 1.510653  $    4,884,612
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.45%          22,076     1.509406          33,322
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%         283,976     1.501016         426,253
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%         360,950     1.497816         540,637
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%       5,481,339     1.494598       8,192,398
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%       9,568,455     1.491414      14,270,528
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%       7,915,151     1.488241      11,779,652
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%         456,825     1.485046         678,407
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%       8,283,525     1.481863      12,275,049
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%         562,218     1.478700         831,352
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%       1,091,333     1.478083       1,613,081
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%      13,307,150     1.472397      19,593,408
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%       7,391,662     1.469244      10,860,155
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%          90,694     1.470533         133,369
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%       5,229,202     1.464872       7,660,112
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%       4,687,443     1.462373       6,854,789
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%         151,193     1.459229         220,626
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%       1,205,401     1.457299       1,756,630
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%         378,055     1.454879         550,025
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%          68,958     1.451776         100,111
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.45%         685,869     1.450322         994,730
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.50%         491,739     1.448868         712,466
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.55%          15,209     1.447415          22,014
AIM V.I. Premier Equity
 Fund -- Class I..............     0.95%           1,806     1.096721           1,981
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%       8,078,719     1.078963       8,716,639
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%       1,397,479     1.075804       1,503,414
AIM V.I. Premier Equity
 Fund -- Class I..............     1.55%       1,591,297     1.068924       1,700,976
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%          60,270     1.066644          64,286
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%       6,530,384     1.064370       6,950,745
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%         899,873     0.804423         723,878
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%       9,155,132     1.062096       9,723,629
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%       4,469,659     1.059821       4,737,039
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%         131,800     1.057545         139,384
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%           2,788     0.798788           2,227
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%      24,826,479     1.055287      26,199,060
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%         346,223     0.796928         275,915
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%         873,633     1.053018         919,951
AIM V.I. Premier Equity
 Fund -- Class I..............     1.95%       1,101,834     1.052600       1,159,791
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%       7,254,317     1.048557       7,606,564
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%           2,257     0.792434           1,789
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%       1,144,850     0.791360         905,989
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%       3,974,530     1.046298       4,158,542
AIM V.I. Premier Equity
 Fund -- Class I..............     2.10%          46,888     1.047205          49,101
AIM V.I. Premier Equity
 Fund -- Class I..............     2.15%      10,786,933     1.043172      11,252,626
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%         173,515     0.787326         136,613
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%       9,330,220     1.041406       9,716,547
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%          69,374     0.785990          54,527
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%         326,076     1.039179         338,851

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
AIM V.I. Premier Equity
 Fund -- Class I..............     2.30%         647,355   $ 1.037780  $      671,812
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%         457,134     1.036074         473,625
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%         122,851     0.783018          96,195
AIM V.I. Premier Equity
 Fund -- Class I..............     2.45%       1,087,136     1.032813       1,122,808
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%       1,164,236     1.031788       1,201,245
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%          11,450     1.031788          11,814
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.25%             114    12.450323           1,423
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%          77,973    12.422867         968,646
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.40%          32,860    12.409184         407,762
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.55%           4,586    12.368155          56,721
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.60%           6,294    12.354497          77,759
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.65%          80,010    12.340865         987,398
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.70%          82,987    12.327253       1,023,005
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.75%          24,620    12.313666         303,157
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.80%           2,816    12.300098          34,632
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.85%         138,929    12.286509       1,706,955
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.90%           3,424    12.272952          42,024
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.95%          19,481    12.259425         238,824
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.00%         117,826    12.245895       1,442,885
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.05%          30,345    12.232387         371,194
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.10%           3,921    12.218887          47,906
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.15%          81,480    12.205423         994,500
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.20%         196,956    12.191948       2,401,280
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.25%           1,006    12.178496          12,248
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.30%          10,351    12.165068         125,920
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.35%             118    12.151645           1,431
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.45%          29,314    12.126114         355,471
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.50%          19,967    12.113955         241,875
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.35%           2,138    10.763925          23,012
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.40%           6,741    10.759411          72,529
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.55%           4,736    10.745891          50,888
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.65%           2,638    10.736887          28,322
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.70%           2,931    10.732403          31,459
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.85%           7,482    10.718909          80,202
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.95%          17,274    10.709923         185,003
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.00%           3,074    10.705432          32,910
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.05%             318    10.700951           3,405
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.15%           1,228    10.691985          13,133
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.20%          12,894    10.687511         137,800
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.30%           1,164    10.678557          12,431
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.35%           3,646    10.674076          38,919
American Funds Asset
 Allocation Fund --
 Class 2......................     0.85%           3,416    12.967584          44,295
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%          58,511    13.180773         771,215
American Funds Asset
 Allocation Fund --
 Class 2......................     1.15%           1,609    13.051712          21,003
American Funds Asset
 Allocation Fund --
 Class 2......................     1.25%             280    12.947888           3,629
American Funds Asset
 Allocation Fund --
 Class 2......................     1.30%           5,058    12.930624          65,399
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%       3,145,717    12.913361      40,621,781
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%       2,005,438    11.896916      23,858,533

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds Asset
 Allocation Fund --
 Class 2......................     1.45%           2,779   $12.864507  $       35,748
American Funds Asset
 Allocation Fund --
 Class 2......................     1.55%         475,246    11.781447       5,599,089
American Funds Asset
 Allocation Fund --
 Class 2......................     1.60%         161,189    11.780381       1,898,871
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%       2,789,292    11.705102      32,648,950
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%       4,437,353    11.962994      53,084,025
American Funds Asset
 Allocation Fund --
 Class 2......................     1.75%       2,954,331    11.666078      34,465,460
American Funds Asset
 Allocation Fund --
 Class 2......................     1.80%         160,424    11.595892       1,860,257
American Funds Asset
 Allocation Fund --
 Class 2......................     1.85%       4,840,310    11.869223      57,450,718
American Funds Asset
 Allocation Fund --
 Class 2......................     1.90%         326,683    11.845822       3,869,824
American Funds Asset
 Allocation Fund --
 Class 2......................     1.95%         362,933    11.586597       4,205,160
American Funds Asset
 Allocation Fund --
 Class 2......................     2.00%       3,245,777    11.482296      37,268,978
American Funds Asset
 Allocation Fund --
 Class 2......................     2.05%       2,116,408    11.752998      24,874,138
American Funds Asset
 Allocation Fund --
 Class 2......................     2.10%         118,616    11.527325       1,367,326
American Funds Asset
 Allocation Fund --
 Class 2......................     2.15%       2,650,141    11.423598      30,274,142
American Funds Asset
 Allocation Fund --
 Class 2......................     2.20%       1,946,811    11.404085      22,201,602
American Funds Asset
 Allocation Fund --
 Class 2......................     2.25%          27,929    11.672916         326,011
American Funds Asset
 Allocation Fund --
 Class 2......................     2.30%         190,431    11.657339       2,219,924
American Funds Asset
 Allocation Fund --
 Class 2......................     2.35%         129,515    11.345746       1,469,440
American Funds Asset
 Allocation Fund --
 Class 2......................     2.40%           5,379    11.613211          62,466
American Funds Asset
 Allocation Fund --
 Class 2......................     2.45%         391,636    11.601583       4,543,592
American Funds Asset
 Allocation Fund --
 Class 2......................     2.50%         301,711    11.589990       3,496,827
American Funds Asset
 Allocation Fund --
 Class 2......................     2.55%          11,106    11.578387         128,589
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.85%          20,649     1.059379          21,875
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%         138,942     1.073089         149,097
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.15%          27,997     1.063504          29,775
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.25%          12,780     1.057767          13,519
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%         125,491     1.056341         132,562
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%      12,671,496     1.054958      13,367,896
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%      12,079,793     1.051634      12,703,521
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.45%         171,641     1.050941         180,385
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%       1,820,860     1.044575       1,902,025
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%       1,000,357     1.042232       1,042,604
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%      16,004,140     1.039903      16,642,754
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%      30,389,425     1.037570      31,531,156
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%      20,081,091     1.035228      20,788,508
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%         948,159     1.032882         979,337
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%      23,434,876     1.030581      24,151,538
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%       1,801,144     1.028275       1,852,071
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%       2,190,089     1.028172       2,251,788
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%      26,019,532     1.023665      26,635,283
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%      18,014,235     1.021353      18,398,892
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%         452,776     1.022925         463,156
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%      11,082,091     1.018419      11,286,212
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%       8,950,610     1.016675       9,099,862
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%         201,162     1.014404         204,059
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%       2,292,517     1.013034       2,322,398
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%       2,011,102     1.011478       2,034,185
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%         138,604     1.009236         139,884

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.45%       1,580,997   $ 1.008219  $    1,593,991
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.50%       2,191,945     1.007205       2,207,738
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.55%          23,959     1.006214          24,108
American Funds Bond Fund --
 Class 2......................     0.85%           1,240    13.586510          16,852
American Funds Bond Fund --
 Class 2......................     0.95%          16,142    13.809832         222,921
American Funds Bond Fund --
 Class 2......................     1.15%           1,231    13.674598          16,828
American Funds Bond Fund --
 Class 2......................     1.25%              96    13.565847           1,300
American Funds Bond Fund --
 Class 2......................     1.30%          14,699    13.547759         199,133
American Funds Bond Fund --
 Class 2......................     1.35%       1,713,195    13.529681      23,178,985
American Funds Bond Fund --
 Class 2......................     1.40%       1,939,862    13.298317      25,796,905
American Funds Bond Fund --
 Class 2......................     1.45%           7,494    13.478467         101,014
American Funds Bond Fund --
 Class 2......................     1.55%         412,727    13.169233       5,435,298
American Funds Bond Fund --
 Class 2......................     1.60%         103,404    13.168084       1,361,627
American Funds Bond Fund --
 Class 2......................     1.65%       2,216,472    13.083910      29,000,118
American Funds Bond Fund --
 Class 2......................     1.70%       2,472,114    12.617146      31,191,024
American Funds Bond Fund --
 Class 2......................     1.75%       1,821,209    13.040295      23,749,099
American Funds Bond Fund --
 Class 2......................     1.80%         173,362    12.961883       2,247,104
American Funds Bond Fund --
 Class 2......................     1.85%       2,749,266    12.518275      34,416,068
American Funds Bond Fund --
 Class 2......................     1.90%         208,348    12.493623       2,603,015
American Funds Bond Fund --
 Class 2......................     1.95%         128,484    12.951452       1,664,058
American Funds Bond Fund --
 Class 2......................     2.00%       2,601,227    12.834965      33,386,663
American Funds Bond Fund --
 Class 2......................     2.05%       1,482,717    12.395712      18,379,336
American Funds Bond Fund --
 Class 2......................     2.10%          26,106    12.885198         336,380
American Funds Bond Fund --
 Class 2......................     2.15%       1,299,937    12.769303      16,599,290
American Funds Bond Fund --
 Class 2......................     2.20%       1,279,763    12.747509      16,313,789
American Funds Bond Fund --
 Class 2......................     2.25%          26,854    12.311263         330,612
American Funds Bond Fund --
 Class 2......................     2.30%         149,062    12.294833       1,832,696
American Funds Bond Fund --
 Class 2......................     2.35%          91,192    12.682290       1,156,527
American Funds Bond Fund --
 Class 2......................     2.40%          15,107    12.248280         185,032
American Funds Bond Fund --
 Class 2......................     2.45%         163,400    12.236027       1,999,366
American Funds Bond Fund --
 Class 2......................     2.50%         127,377    12.223762       1,557,027
American Funds Bond Fund --
 Class 2......................     2.55%           3,804    12.211532          46,457
American Funds Global Growth
 Fund -- Class 2..............     0.85%           1,628    13.282208          21,622
American Funds Global Growth
 Fund -- Class 2..............     0.95%           6,178    13.500633          83,411
American Funds Global Growth
 Fund -- Class 2..............     1.25%             416    13.262029           5,510
American Funds Global Growth
 Fund -- Class 2..............     1.30%           9,006    13.244352         119,276
American Funds Global Growth
 Fund -- Class 2..............     1.35%         594,148    13.226692       7,858,611
American Funds Global Growth
 Fund -- Class 2..............     1.40%       1,017,489    13.372654      13,606,526
American Funds Global Growth
 Fund -- Class 2..............     1.45%           2,469    13.176629          32,527
American Funds Global Growth
 Fund -- Class 2..............     1.55%         146,975    13.242871       1,946,370
American Funds Global Growth
 Fund -- Class 2..............     1.60%          57,936    13.241634         767,169
American Funds Global Growth
 Fund -- Class 2..............     1.65%         825,909    13.157006      10,866,490
American Funds Global Growth
 Fund -- Class 2..............     1.70%         982,679    10.241449      10,064,061
American Funds Global Growth
 Fund -- Class 2..............     1.75%         492,839    13.113143       6,462,662
American Funds Global Growth
 Fund -- Class 2..............     1.80%          80,941    13.034264       1,055,005
American Funds Global Growth
 Fund -- Class 2..............     1.85%       1,049,417    10.161112      10,663,244
American Funds Global Growth
 Fund -- Class 2..............     1.90%          76,843    10.141085         779,268
American Funds Global Growth
 Fund -- Class 2..............     1.95%          70,960    13.023825         924,165

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds Global Growth
 Fund -- Class 2..............     2.00%         748,500   $12.906509  $    9,660,517
American Funds Global Growth
 Fund -- Class 2..............     2.05%         628,542    10.061588       6,324,128
American Funds Global Growth
 Fund -- Class 2..............     2.10%          57,649    12.957217         746,975
American Funds Global Growth
 Fund -- Class 2..............     2.15%         414,529    12.840563       5,322,783
American Funds Global Growth
 Fund -- Class 2..............     2.20%         355,137    12.818635       4,552,369
American Funds Global Growth
 Fund -- Class 2..............     2.25%           6,066     9.993039          60,615
American Funds Global Growth
 Fund -- Class 2..............     2.30%          47,323     9.979720         472,273
American Funds Global Growth
 Fund -- Class 2..............     2.35%          33,199    12.753082         423,384
American Funds Global Growth
 Fund -- Class 2..............     2.40%           2,192     9.941952          21,789
American Funds Global Growth
 Fund -- Class 2..............     2.45%          82,156     9.110777         748,508
American Funds Global Growth
 Fund -- Class 2..............     2.50%         134,658     9.101673       1,225,609
American Funds Growth Fund --
 Class 2......................     0.85%           4,752    13.810812          65,627
American Funds Growth Fund --
 Class 2......................     0.95%          50,236    14.038034         705,219
American Funds Growth Fund --
 Class 2......................     1.10%              45    13.907753             621
American Funds Growth Fund --
 Class 2......................     1.15%           2,844    13.900487          39,539
American Funds Growth Fund --
 Class 2......................     1.25%           1,138    13.789864          15,695
American Funds Growth Fund --
 Class 2......................     1.30%          21,519    13.771486         296,355
American Funds Growth Fund --
 Class 2......................     1.35%       4,469,206    13.753099      61,465,435
American Funds Growth Fund --
 Class 2......................     1.40%       5,695,676    13.294487      75,721,089
American Funds Growth Fund --
 Class 2......................     1.45%          25,897    13.701076         354,816
American Funds Growth Fund --
 Class 2......................     1.55%       1,290,689    13.165428      16,992,478
American Funds Growth Fund --
 Class 2......................     1.60%         384,317    13.164221       5,059,231
American Funds Growth Fund --
 Class 2......................     1.65%       5,724,064    13.080072      74,871,168
American Funds Growth Fund --
 Class 2......................     1.70%      10,793,943     9.121327      98,455,086
American Funds Growth Fund --
 Class 2......................     1.75%       5,103,939    13.036386      66,536,918
American Funds Growth Fund --
 Class 2......................     1.80%         414,030    12.957983       5,364,995
American Funds Growth Fund --
 Class 2......................     1.85%      15,190,394     9.049791     137,469,886
American Funds Growth Fund --
 Class 2......................     1.90%         888,898     9.031928       8,028,464
American Funds Growth Fund --
 Class 2......................     1.95%         647,936    12.947608       8,389,227
American Funds Growth Fund --
 Class 2......................     2.00%       8,337,529    12.831030     106,979,079
American Funds Growth Fund --
 Class 2......................     2.05%       7,678,232     8.961068      68,805,160
American Funds Growth Fund --
 Class 2......................     2.10%          99,948    12.881416       1,287,469
American Funds Growth Fund --
 Class 2......................     2.15%       4,456,312    12.765434      56,886,761
American Funds Growth Fund --
 Class 2......................     2.20%       4,771,366    12.743632      60,804,529
American Funds Growth Fund --
 Class 2......................     2.25%         321,009     8.900042       2,856,997
American Funds Growth Fund --
 Class 2......................     2.30%         616,514     8.888164       5,479,682
American Funds Growth Fund --
 Class 2......................     2.35%         466,314    12.678468       5,912,146
American Funds Growth Fund --
 Class 2......................     2.40%          48,795     8.854519         432,052
American Funds Growth Fund --
 Class 2......................     2.45%         781,192     8.879040       6,936,236
American Funds Growth Fund --
 Class 2......................     2.50%       1,108,156     8.870148       9,829,508
American Funds Growth Fund --
 Class 2......................     2.55%          11,673     8.861284         103,435
American Funds Growth-Income
 Fund -- Class 2..............     0.85%           5,878    13.864101          81,500
American Funds Growth-Income
 Fund -- Class 2..............     0.95%          69,099    14.092055         973,754
American Funds Growth-Income
 Fund -- Class 2..............     1.10%              39    13.961308             551
American Funds Growth-Income
 Fund -- Class 2..............     1.15%           2,885    13.954008          40,254
American Funds Growth-Income
 Fund -- Class 2..............     1.25%           1,276    13.843027          17,661
American Funds Growth-Income
 Fund -- Class 2..............     1.30%          27,305    13.824560         377,484
American Funds Growth-Income
 Fund -- Class 2..............     1.35%       4,415,391    13.806136      60,959,484

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds Growth-Income
 Fund -- Class 2..............     1.40%       5,876,948   $12.332540  $   72,477,697
American Funds Growth-Income
 Fund -- Class 2..............     1.45%          34,371    13.753856         472,737
American Funds Growth-Income
 Fund -- Class 2..............     1.55%       1,396,396    12.212832      17,053,955
American Funds Growth-Income
 Fund -- Class 2..............     1.60%         473,046    12.211771       5,776,727
American Funds Growth-Income
 Fund -- Class 2..............     1.65%       6,117,328    12.133730      74,226,009
American Funds Growth-Income
 Fund -- Class 2..............     1.70%       7,412,354    12.297253      91,151,587
American Funds Growth-Income
 Fund -- Class 2..............     1.75%       5,364,112    12.093219      64,869,384
American Funds Growth-Income
 Fund -- Class 2..............     1.80%         454,119    12.020463       5,458,724
American Funds Growth-Income
 Fund -- Class 2..............     1.85%      11,883,934    12.200825     144,993,797
American Funds Growth-Income
 Fund -- Class 2..............     1.90%         563,264    12.176779       6,858,743
American Funds Growth-Income
 Fund -- Class 2..............     1.95%         679,262    12.010838       8,158,509
American Funds Growth-Income
 Fund -- Class 2..............     2.00%       7,580,522    11.902747      90,229,038
American Funds Growth-Income
 Fund -- Class 2..............     2.05%       4,673,312    12.081342      56,459,885
American Funds Growth-Income
 Fund -- Class 2..............     2.10%         138,798    11.949429       1,658,554
American Funds Growth-Income
 Fund -- Class 2..............     2.15%       4,874,788    11.841883      57,726,671
American Funds Growth-Income
 Fund -- Class 2..............     2.20%       4,716,637    11.821667      55,758,510
American Funds Growth-Income
 Fund -- Class 2..............     2.25%         193,007    11.999034       2,315,894
American Funds Growth-Income
 Fund -- Class 2..............     2.30%         473,156    11.983014       5,669,831
American Funds Growth-Income
 Fund -- Class 2..............     2.35%         372,764    11.761183       4,384,148
American Funds Growth-Income
 Fund -- Class 2..............     2.40%          38,814    11.937656         463,345
American Funds Growth-Income
 Fund -- Class 2..............     2.45%         566,715    12.099317       6,856,865
American Funds Growth-Income
 Fund -- Class 2..............     2.50%         859,690    12.087207      10,391,248
American Funds Growth-Income
 Fund -- Class 2..............     2.55%           5,016    12.075123          60,575
American Funds International
 Fund -- Class 2..............     0.85%             304    13.330608           4,054
American Funds International
 Fund -- Class 2..............     0.95%           4,352    13.549838          58,965
American Funds International
 Fund -- Class 2..............     1.15%           3,043    13.417097          40,834
American Funds International
 Fund -- Class 2..............     1.25%              34    13.310369             446
American Funds International
 Fund -- Class 2..............     1.30%           4,851    13.292623          64,480
American Funds International
 Fund -- Class 2..............     1.35%       1,496,998    13.274910      19,872,509
American Funds International
 Fund -- Class 2..............     1.40%       1,427,954    14.014181      20,011,611
American Funds International
 Fund -- Class 2..............     1.45%           5,938    13.224675          78,528
American Funds International
 Fund -- Class 2..............     1.55%         390,829    13.878132       5,423,972
American Funds International
 Fund -- Class 2..............     1.60%         131,665    13.876899       1,827,106
American Funds International
 Fund -- Class 2..............     1.65%       1,599,476    13.788217      22,053,914
American Funds International
 Fund -- Class 2..............     1.70%       1,625,502    10.540819      17,134,123
American Funds International
 Fund -- Class 2..............     1.75%         674,095    13.742204       9,263,552
American Funds International
 Fund -- Class 2..............     1.80%         106,104    13.659561       1,449,329
American Funds International
 Fund -- Class 2..............     1.85%       3,696,825    10.458200      38,662,135
American Funds International
 Fund -- Class 2..............     1.90%         143,219    10.437555       1,494,860
American Funds International
 Fund -- Class 2..............     1.95%         122,286    13.648603       1,669,033
American Funds International
 Fund -- Class 2..............     2.00%       1,538,545    13.525726      20,809,935
American Funds International
 Fund -- Class 2..............     2.05%         895,813    10.355704       9,276,776
American Funds International
 Fund -- Class 2..............     2.10%          19,329    13.578833         262,459
American Funds International
 Fund -- Class 2..............     2.15%       1,085,661    13.456590      14,609,301
American Funds International
 Fund -- Class 2..............     2.20%         938,741    13.433597      12,610,672
American Funds International
 Fund -- Class 2..............     2.25%          44,712    10.285215         459,869
American Funds International
 Fund -- Class 2..............     2.30%         116,023    10.271464       1,191,730
American Funds International
 Fund -- Class 2..............     2.35%          78,823    13.364926       1,053,462

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds International
 Fund -- Class 2..............     2.40%          11,043   $10.232625  $      112,999
American Funds International
 Fund -- Class 2..............     2.45%         229,719     9.345269       2,146,785
American Funds International
 Fund -- Class 2..............     2.50%         204,547     9.335922       1,909,635
American Funds New World
 Fund -- Class 2..............     0.95%             181    18.191741           3,284
American Funds New World
 Fund -- Class 2..............     1.30%             513    17.846478           9,156
American Funds New World
 Fund -- Class 2..............     1.35%         277,833    17.822707       4,951,734
American Funds New World
 Fund -- Class 2..............     1.40%         384,895    16.883506       6,498,382
American Funds New World
 Fund -- Class 2..............     1.45%           3,736    17.755246          66,327
American Funds New World
 Fund -- Class 2..............     1.55%          79,839    16.719672       1,334,880
American Funds New World
 Fund -- Class 2..............     1.60%          17,258    16.718171         288,523
American Funds New World
 Fund -- Class 2..............     1.65%         198,050    16.611307       3,289,873
American Funds New World
 Fund -- Class 2..............     1.70%         329,260    15.697696       5,168,626
American Funds New World
 Fund -- Class 2..............     1.75%         227,685    16.555925       3,769,537
American Funds New World
 Fund -- Class 2..............     1.80%          24,422    16.456314         401,894
American Funds New World
 Fund -- Class 2..............     1.85%         413,795    15.574668       6,444,722
American Funds New World
 Fund -- Class 2..............     1.90%          35,436    15.543950         550,817
American Funds New World
 Fund -- Class 2..............     1.95%          32,781    16.443174         539,030
American Funds New World
 Fund -- Class 2..............     2.00%         333,651    16.295158       5,436,896
American Funds New World
 Fund -- Class 2..............     2.05%         135,846    15.422126       2,095,031
American Funds New World
 Fund -- Class 2..............     2.10%          15,435    16.359094         252,496
American Funds New World
 Fund -- Class 2..............     2.15%         154,892    16.211848       2,511,081
American Funds New World
 Fund -- Class 2..............     2.20%         176,351    16.184177       2,854,088
American Funds New World
 Fund -- Class 2..............     2.25%           1,515    15.317077          23,200
American Funds New World
 Fund -- Class 2..............     2.30%          30,166    15.296657         461,444
American Funds New World
 Fund -- Class 2..............     2.35%           5,473    16.101432          88,115
American Funds New World
 Fund -- Class 2..............     2.40%             948    15.238782          14,448
American Funds New World
 Fund -- Class 2..............     2.45%          26,334    15.223536         400,890
American Funds New World
 Fund -- Class 2..............     2.50%          47,782    15.208322         726,678
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.85%             766    16.376893          12,548
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.95%           7,115    16.646151         118,431
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.25%              28    16.352004             453
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%         408,259    16.308446       6,658,071
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%         492,253    17.361379       8,546,187
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.45%           5,430    16.246757          88,224
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%         119,399    17.192908       2,052,816
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%          27,509    17.191326         472,913
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%         440,970    17.081429       7,532,404
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%         790,871    12.647899      10,002,859
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%         232,261    17.024472       3,954,128
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%          28,148    16.922047         476,316
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%         987,013    12.548704      12,385,732
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%         100,727    12.523989       1,261,506
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%          48,874    16.908522         826,389
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%         558,511    16.756246       9,358,545
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%         464,093    12.425792       5,766,722
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%           6,237    16.822129         104,914
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%         454,230    16.670604       7,572,293
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%         314,954    16.642149       5,241,518

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%           4,203   $12.341187  $       51,872
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%          61,864    12.324734         762,461
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%          22,742    16.557086         376,538
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%           2,070    12.278087          25,418
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.45%          64,791    12.107195         784,437
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.50%          88,832    12.095083       1,074,428
Evergreen VA Balanced Fund --
 Class I......................     1.35%           5,024     0.968453           4,865
Evergreen VA Balanced Fund --
 Class I......................     1.70%          41,477     0.942300          39,084
Evergreen VA Balanced Fund --
 Class I......................     1.85%           3,536     0.964406           3,410
Evergreen VA Balanced Fund --
 Class I......................     1.90%           1,159     0.933496           1,081
Evergreen VA Balanced Fund --
 Class I......................     2.20%          46,894     0.923312          43,299
Evergreen VA Balanced Fund --
 Class I......................     2.50%          29,762     0.920995          27,411
Evergreen VA Growth Fund --
 Class I......................     1.35%          38,637     1.310456          50,633
Evergreen VA Growth Fund --
 Class I......................     1.55%          22,520     1.308268          29,462
Evergreen VA Growth Fund --
 Class I......................     1.65%          11,766     0.933568          10,984
Evergreen VA Growth Fund --
 Class I......................     1.70%          35,405     0.932317          33,009
Evergreen VA Growth Fund --
 Class I......................     1.85%         115,932     1.304977         151,288
Evergreen VA Growth Fund --
 Class I......................     1.90%          61,870     0.923598          57,143
Evergreen VA Growth Fund --
 Class I......................     2.00%           5,309     0.919173           4,880
Evergreen VA Growth Fund --
 Class I......................     2.15%           7,910     0.914461           7,234
Evergreen VA Growth Fund --
 Class I......................     2.20%          95,241     0.913552          87,008
Evergreen VA Growth Fund --
 Class I......................     2.50%           6,964     0.911255           6,346
Evergreen VA International
 Equity Fund -- Class I.......     1.35%          15,966     1.648684          26,324
Evergreen VA International
 Equity Fund -- Class I.......     1.55%          13,970     1.645926          22,994
Evergreen VA International
 Equity Fund -- Class I.......     1.70%          26,132     1.006022          26,289
Evergreen VA International
 Equity Fund -- Class I.......     1.85%          36,302     1.641808          59,601
Evergreen VA International
 Equity Fund -- Class I.......     1.90%          48,036     0.996621          47,874
Evergreen VA International
 Equity Fund -- Class I.......     2.00%           2,220     0.991822           2,202
Evergreen VA International
 Equity Fund -- Class I.......     2.15%           5,861     0.986756           5,783
Evergreen VA International
 Equity Fund -- Class I.......     2.20%         137,698     0.985775         135,739
Evergreen VA International
 Equity Fund -- Class I.......     2.50%          48,849     0.983301          48,033
Evergreen VA Omega Fund --
 Class I......................     1.55%           7,362     0.811784           5,977
Evergreen VA Omega Fund --
 Class I......................     1.65%          49,541     0.625043          30,965
Evergreen VA Special Values
 Fund -- Class I..............     1.35%         259,683     1.784602         463,431
Evergreen VA Special Values
 Fund -- Class I..............     1.55%         144,001     1.781612         256,554
Evergreen VA Special Values
 Fund -- Class I..............     1.65%          35,715     1.365646          48,773
Evergreen VA Special Values
 Fund -- Class I..............     1.70%         285,433     1.363818         389,279
Evergreen VA Special Values
 Fund -- Class I..............     1.85%         860,973     1.777150       1,530,078
Evergreen VA Special Values
 Fund -- Class I..............     1.90%         358,129     1.355694         485,514
Evergreen VA Special Values
 Fund -- Class I..............     2.00%          60,925     1.349144          82,196
Evergreen VA Special Values
 Fund -- Class I..............     2.15%          77,264     1.342220         103,705
Evergreen VA Special Values
 Fund -- Class I..............     2.20%         820,500     1.340881       1,100,192
Evergreen VA Special Values
 Fund -- Class I..............     2.50%          72,143     1.337525          96,493
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.55%           2,628     1.224825           3,219
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.70%           6,235     1.217107           7,589
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.85%          18,328     1.221742          22,391
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.85%             871    13.581424          11,827
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.95%           8,373    13.669823         114,461

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.25%           1,207   $13.560786  $       16,369
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.30%           2,721    13.542704          36,855
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%       2,034,196    13.524634      27,511,754
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%         258,065    13.506580       3,485,570
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.45%           6,927    13.488578          93,440
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.55%         269,954    13.452611       3,631,583
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.60%          10,100    13.434655         135,684
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.65%         887,575    13.416743      11,908,364
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.70%       1,391,924    13.398850      18,650,179
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.75%         350,237    13.380965       4,686,507
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.80%          21,729    13.363131         290,366
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.85%       4,251,238    13.345293      56,734,020
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.90%         132,616    13.327504       1,767,438
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.95%         150,066    13.309713       1,997,331
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.00%         872,726    13.291962      11,600,239
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.05%         465,868    13.274231       6,184,046
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.10%          16,602    13.256530         220,089
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.15%       1,322,462    13.238832      17,507,858
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.20%       1,416,410    13.221188      18,726,625
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.25%          52,385    13.203541         691,672
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.30%          80,707    13.185932       1,064,191
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.35%          67,471    13.168344         888,484
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.40%           6,956    13.150762          91,478
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.45%         166,302    13.137605       2,184,811
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.50%         330,175    13.124449       4,333,364
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.55%           1,698    13.111329          22,258
Franklin Income Securities
 Fund -- Class 2..............     0.85%           6,361    13.593697          86,464
Franklin Income Securities
 Fund -- Class 2..............     0.95%          17,297    13.730143         237,489
Franklin Income Securities
 Fund -- Class 2..............     1.15%           1,047    13.629761          14,274
Franklin Income Securities
 Fund -- Class 2..............     1.25%             888    13.573045          12,054
Franklin Income Securities
 Fund -- Class 2..............     1.30%           2,860    13.554926          38,766
Franklin Income Securities
 Fund -- Class 2..............     1.35%       8,121,496    13.536847     109,939,448
Franklin Income Securities
 Fund -- Class 2..............     1.40%         761,417    13.505289      10,283,161
Franklin Income Securities
 Fund -- Class 2..............     1.45%           9,055    13.485646         122,111
Franklin Income Securities
 Fund -- Class 2..............     1.55%       1,172,910    13.431155      15,753,536
Franklin Income Securities
 Fund -- Class 2..............     1.60%          23,101    13.406529         309,710
Franklin Income Securities
 Fund -- Class 2..............     1.65%       2,223,114    13.381956      29,749,612
Franklin Income Securities
 Fund -- Class 2..............     1.70%       5,994,440    13.357413      80,070,217
Franklin Income Securities
 Fund -- Class 2..............     1.75%       2,244,792    13.332934      29,929,665
Franklin Income Securities
 Fund -- Class 2..............     1.80%          53,530    13.308489         712,410
Franklin Income Securities
 Fund -- Class 2..............     1.85%      15,603,210    13.284089     207,274,433
Franklin Income Securities
 Fund -- Class 2..............     1.90%         605,845    13.259732       8,033,338
Franklin Income Securities
 Fund -- Class 2..............     1.95%         276,376    13.242118       3,659,798
Franklin Income Securities
 Fund -- Class 2..............     2.00%       3,029,825    13.211201      40,027,624
Franklin Income Securities
 Fund -- Class 2..............     2.05%       1,963,623    13.186944      25,894,184
Franklin Income Securities
 Fund -- Class 2..............     2.10%          94,342    13.174420       1,242,895
Franklin Income Securities
 Fund -- Class 2..............     2.15%       3,422,577    13.143644      44,985,135
Franklin Income Securities
 Fund -- Class 2..............     2.20%       4,385,575    13.121211      57,544,061

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Franklin Income Securities
 Fund -- Class 2..............     2.25%         119,014   $13.097139  $    1,558,739
Franklin Income Securities
 Fund -- Class 2..............     2.30%         205,198    13.079648       2,683,922
Franklin Income Securities
 Fund -- Class 2..............     2.35%         196,426    13.054083       2,564,156
Franklin Income Securities
 Fund -- Class 2..............     2.40%           5,418    13.030182          70,602
Franklin Income Securities
 Fund -- Class 2..............     2.45%         460,211    13.017142       5,990,631
Franklin Income Securities
 Fund -- Class 2..............     2.50%         729,728    13.004119       9,489,470
Franklin Income Securities
 Fund -- Class 2..............     2.55%           7,475    12.991094          97,111
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%         540,800    11.028606       5,964,272
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.40%          57,720    11.002866         635,090
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.55%          88,464    10.942457         968,019
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.60%           5,045    10.922395          55,108
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%         304,564    10.902372       3,320,468
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%         540,228    10.882377       5,878,963
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.75%         128,602    10.862400       1,396,922
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.80%           3,471    10.842489          37,632
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.85%       1,355,043    10.822598      14,665,089
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.90%          42,504    10.802753         459,164
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.95%          43,816    10.788398         472,709
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.00%         410,454    10.763160       4,417,784
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.05%         278,378    10.743448       2,990,743
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.10%           4,610    10.733236          49,478
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.15%         606,523    10.708142       6,494,735
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.20%         538,956    10.689840       5,761,355
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.25%          22,036    10.670235         235,130
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.30%          30,620    10.655997         326,287
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.35%          25,573    10.635145         271,974
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.40%             781    10.615638           8,293
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.45%          78,530    10.605010         832,808
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.50%          60,857    10.594401         644,746
Franklin Real Estate Fund --
 Class 2......................     1.40%         135,569    23.916634       3,242,363
Franklin Real Estate Fund --
 Class 2......................     1.55%          27,572    23.684579         653,036
Franklin Real Estate Fund --
 Class 2......................     1.60%           5,760    23.682543         136,421
Franklin Real Estate Fund --
 Class 2......................     1.65%          75,167    23.531147       1,768,761
Franklin Real Estate Fund --
 Class 2......................     1.70%          25,169    21.516397         541,555
Franklin Real Estate Fund --
 Class 2......................     1.75%           8,823    23.452763         206,933
Franklin Real Estate Fund --
 Class 2......................     1.80%          15,975    23.311702         372,402
Franklin Real Estate Fund --
 Class 2......................     1.85%          15,830    21.347773         337,927
Franklin Real Estate Fund --
 Class 2......................     1.90%             476    21.305705          10,134
Franklin Real Estate Fund --
 Class 2......................     1.95%           1,622    23.293027          37,778
Franklin Real Estate Fund --
 Class 2......................     2.00%           6,512    23.083482         150,315
Franklin Real Estate Fund --
 Class 2......................     2.15%           1,005    22.965502          23,076
Franklin Real Estate Fund --
 Class 2......................     2.35%             692    22.809046          15,783
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.85%             780    12.120647           9,455
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.95%           1,146    12.320038          14,115
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.30%           1,634    12.086090          19,750
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.35%         359,929    12.069992       4,344,338
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%         833,553    12.648861      10,543,497
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.45%              36    12.024304             438

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.55%         157,875   $12.526071  $    1,977,549
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.60%          30,201    12.524934         378,267
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%         708,945    12.444845       8,822,714
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%       1,827,664     7.222717      13,200,698
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.75%         658,358    12.403324       8,165,826
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.80%          65,032    12.328699         801,756
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.85%       1,221,503     7.166078       8,753,384
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.90%          90,310     7.151938         645,893
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.95%         111,612    12.318841       1,374,936
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.00%       1,056,509    12.207915      12,897,771
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.05%       1,821,214     7.095824      12,923,009
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.10%          21,908    12.255856         268,496
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.15%         426,028    12.145469       5,174,313
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.20%         579,750    12.124733       7,029,311
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.25%          61,903     7.047513         436,264
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.30%         139,650     7.038104         982,871
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.35%          92,666    12.062730       1,117,806
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.40%           4,963     7.011484          34,795
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.45%         127,919     6.973142         891,995
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.50%         179,549     6.966161       1,250,768
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.55%           3,530     6.959172          24,568
Franklin Strategic Income
 Fund -- Class 1..............     0.85%             559    14.972815           8,372
Franklin Strategic Income
 Fund -- Class 1..............     0.95%           3,705    15.218883          56,385
Franklin Strategic Income
 Fund -- Class 1..............     1.25%              25    14.950049             370
Franklin Strategic Income
 Fund -- Class 1..............     1.30%           3,668    14.930114          54,770
Franklin Strategic Income
 Fund -- Class 1..............     1.35%         834,492    14.910177      12,442,430
Franklin Strategic Income
 Fund -- Class 1..............     1.40%         584,235    14.548230       8,499,581
Franklin Strategic Income
 Fund -- Class 1..............     1.45%           9,491    14.853750         140,984
Franklin Strategic Income
 Fund -- Class 1..............     1.55%         286,900    14.407047       4,133,375
Franklin Strategic Income
 Fund -- Class 1..............     1.60%          20,329    14.405771         292,856
Franklin Strategic Income
 Fund -- Class 1..............     1.65%         783,267    14.313734      11,211,479
Franklin Strategic Income
 Fund -- Class 1..............     1.70%       1,211,164    13.757636      16,662,751
Franklin Strategic Income
 Fund -- Class 1..............     1.75%         672,382    14.265966       9,592,180
Franklin Strategic Income
 Fund -- Class 1..............     1.80%          38,964    14.180178         552,515
Franklin Strategic Income
 Fund -- Class 1..............     1.85%       1,677,358    13.649800      22,895,596
Franklin Strategic Income
 Fund -- Class 1..............     1.90%         117,963    13.622928       1,606,998
Franklin Strategic Income
 Fund -- Class 1..............     1.95%          55,012    14.168791         779,448
Franklin Strategic Income
 Fund -- Class 1..............     2.00%       1,218,589    14.041323      17,110,595
Franklin Strategic Income
 Fund -- Class 1..............     2.05%         832,530    13.516172      11,252,617
Franklin Strategic Income
 Fund -- Class 1..............     2.10%          27,765    14.096324         391,378
Franklin Strategic Income
 Fund -- Class 1..............     2.15%         730,549    13.969533      10,205,424
Franklin Strategic Income
 Fund -- Class 1..............     2.20%         833,264    13.945690      11,620,436
Franklin Strategic Income
 Fund -- Class 1..............     2.25%          15,904    13.424102         213,496
Franklin Strategic Income
 Fund -- Class 1..............     2.30%          67,957    13.406176         911,039
Franklin Strategic Income
 Fund -- Class 1..............     2.35%          38,511    13.874368         534,318
Franklin Strategic Income
 Fund -- Class 1..............     2.40%           3,849    13.355440          51,408
Franklin Strategic Income
 Fund -- Class 1..............     2.45%          98,435    13.429528       1,321,929
Franklin Strategic Income
 Fund -- Class 1..............     2.50%         124,181    13.416093       1,666,020

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Franklin Strategic Income
 Fund -- Class 1..............     2.55%           1,100   $13.402661  $       14,737
Mutual Shares Securities
 Fund -- Class 2..............     0.85%           3,463    16.752733          58,007
Mutual Shares Securities
 Fund -- Class 2..............     0.95%           9,292    17.028134         158,225
Mutual Shares Securities
 Fund -- Class 2..............     1.15%             847    16.861378          14,274
Mutual Shares Securities
 Fund -- Class 2..............     1.25%             795    16.727291          13,294
Mutual Shares Securities
 Fund -- Class 2..............     1.30%           4,151    16.704986          69,339
Mutual Shares Securities
 Fund -- Class 2..............     1.35%       4,108,219    16.682684      68,536,122
Mutual Shares Securities
 Fund -- Class 2..............     1.40%       1,390,783    15.005045      20,868,755
Mutual Shares Securities
 Fund -- Class 2..............     1.45%           1,976    16.619542          32,837
Mutual Shares Securities
 Fund -- Class 2..............     1.55%         849,563    14.859421      12,624,016
Mutual Shares Securities
 Fund -- Class 2..............     1.60%         169,846    14.858105       2,523,589
Mutual Shares Securities
 Fund -- Class 2..............     1.65%       1,984,517    14.763142      29,297,710
Mutual Shares Securities
 Fund -- Class 2..............     1.70%       4,160,809    14.173059      58,971,390
Mutual Shares Securities
 Fund -- Class 2..............     1.75%       2,586,980    14.713910      38,064,586
Mutual Shares Securities
 Fund -- Class 2..............     1.80%          88,303    14.625387       1,291,465
Mutual Shares Securities
 Fund -- Class 2..............     1.85%       8,635,852    14.062000     121,437,358
Mutual Shares Securities
 Fund -- Class 2..............     1.90%         447,170    14.034277       6,275,712
Mutual Shares Securities
 Fund -- Class 2..............     1.95%         205,288    14.613661       3,000,011
Mutual Shares Securities
 Fund -- Class 2..............     2.00%       2,576,557    14.482164      37,314,115
Mutual Shares Securities
 Fund -- Class 2..............     2.05%       1,833,890    13.924285      25,535,612
Mutual Shares Securities
 Fund -- Class 2..............     2.10%          48,580    14.538918         706,300
Mutual Shares Securities
 Fund -- Class 2..............     2.15%       2,144,852    14.408113      30,903,270
Mutual Shares Securities
 Fund -- Class 2..............     2.20%       2,316,023    14.383505      33,312,527
Mutual Shares Securities
 Fund -- Class 2..............     2.25%         105,981    13.829432       1,465,653
Mutual Shares Securities
 Fund -- Class 2..............     2.30%         117,437    13.810974       1,621,915
Mutual Shares Securities
 Fund -- Class 2..............     2.35%         162,641    14.309946       2,327,387
Mutual Shares Securities
 Fund -- Class 2..............     2.40%          12,261    13.758692         168,696
Mutual Shares Securities
 Fund -- Class 2..............     2.45%         197,305    14.286334       2,818,758
Mutual Shares Securities
 Fund -- Class 2..............     2.50%         422,281    14.272029       6,026,803
Mutual Shares Securities
 Fund -- Class 2..............     2.55%           3,478    14.257743          49,590
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.95%             295    19.120676           5,636
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.25%              42    18.782841             797
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%         159,296    18.732790       2,984,067
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%         180,537    16.253770       2,934,409
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%          56,419    16.095973         908,115
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%          27,887    16.094630         448,826
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%         152,929    15.991659       2,445,590
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%         265,378    19.265102       5,112,526
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%         154,401    15.938382       2,460,895
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%           6,140    15.842406          97,276
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%         398,668    19.114107       7,620,191
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%           8,836    19.076428         168,551
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%          23,662    15.829803         374,568
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%         231,501    15.687251       3,631,620
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%         159,189    18.926901       3,012,959
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%          17,630    15.748903         277,659
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%         157,222    15.607072       2,453,782
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%         230,268    15.580457       3,587,684

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%             228   $18.798018  $        4,285
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%          24,757    18.772957         464,764
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%           6,080    15.500807          94,246
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.45%          31,575    16.562801         522,978
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.50%          39,021    16.546237         645,650
Templeton Foreign Securities
 Fund -- Class 2..............     0.85%             865    12.154452          10,515
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%           3,339    12.354341          41,251
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%       1,633,957    12.103636      19,776,815
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%         481,933    11.619174       5,599,665
Templeton Foreign Securities
 Fund -- Class 2..............     1.45%           2,207    12.057823          26,606
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%         355,097    11.506406       4,085,888
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%          12,581    11.505364         144,748
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%       1,011,802    11.431795      11,566,712
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%       1,580,480    10.955610      17,315,121
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%         536,338    11.393653       6,110,851
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%          71,438    11.325093         809,042
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%       4,328,250    10.869724      47,046,882
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%         165,675    10.848272       1,797,285
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%         130,018    11.316026       1,471,282
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%       1,023,087    11.214168      11,473,066
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%         817,574    10.763240       8,799,747
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%           2,635    11.258162          29,668
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%       1,616,082    11.156805      18,030,316
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%       1,513,100    11.137754      16,852,536
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%          52,467    10.689916         560,867
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%          93,414    10.675671         997,257
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%          89,315    11.080790         989,676
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%           5,174    10.635234          55,026
Templeton Foreign Securities
 Fund -- Class 2..............     2.45%         182,185    10.624614       1,935,649
Templeton Foreign Securities
 Fund -- Class 2..............     2.50%         170,418    10.613973       1,808,809
Templeton Global Asset
 Allocation Fund --
 Class 2......................     0.95%           1,518    14.405588          21,871
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%         114,709    13.610814       1,561,280
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.55%          37,793    13.478687         509,402
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.60%           2,670    13.477499          35,982
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.65%          55,972    13.391336         749,533
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.70%           4,186    12.651541          52,954
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.75%           2,840    13.346696          37,902
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.80%           4,344    13.266384          57,624
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.85%           4,400    12.552381          55,229
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.00%           4,254    13.136494          55,878
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.05%             440    12.429414           5,467
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.15%           3,755    13.069300          49,073
Templeton Growth Securities
 Fund -- Class 2..............     0.85%           6,054    14.262017          86,335
Templeton Growth Securities
 Fund -- Class 2..............     0.95%           3,411    14.496496          49,452
Templeton Growth Securities
 Fund -- Class 2..............     1.15%             397    14.354506           5,704
Templeton Growth Securities
 Fund -- Class 2..............     1.25%             934    14.240351          13,298
Templeton Growth Securities
 Fund -- Class 2..............     1.30%           2,705    14.221345          38,471
Templeton Growth Securities
 Fund -- Class 2..............     1.35%       4,069,924    14.202369      57,802,566

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         499,190   $13.301155  $    6,639,805
Templeton Growth Securities
 Fund -- Class 2..............     1.45%           1,311    14.148595          18,552
Templeton Growth Securities
 Fund -- Class 2..............     1.55%         764,596    13.172099      10,071,340
Templeton Growth Securities
 Fund -- Class 2..............     1.60%          30,012    13.170916         395,283
Templeton Growth Securities
 Fund -- Class 2..............     1.65%       1,275,029    13.086713      16,685,943
Templeton Growth Securities
 Fund -- Class 2..............     1.70%       2,848,063    12.931649      36,830,153
Templeton Growth Securities
 Fund -- Class 2..............     1.75%       1,187,082    13.043076      15,483,198
Templeton Growth Securities
 Fund -- Class 2..............     1.80%          54,062    12.964614         700,897
Templeton Growth Securities
 Fund -- Class 2..............     1.85%       8,474,405    12.830297     108,729,127
Templeton Growth Securities
 Fund -- Class 2..............     1.90%         375,990    12.804980       4,814,542
Templeton Growth Securities
 Fund -- Class 2..............     1.95%         116,198    12.954191       1,505,256
Templeton Growth Securities
 Fund -- Class 2..............     2.00%       1,474,550    12.837630      18,929,721
Templeton Growth Securities
 Fund -- Class 2..............     2.05%         637,675    12.704620       8,101,418
Templeton Growth Securities
 Fund -- Class 2..............     2.10%           7,860    12.887970         101,297
Templeton Growth Securities
 Fund -- Class 2..............     2.15%       1,940,776    12.771991      24,787,570
Templeton Growth Securities
 Fund -- Class 2..............     2.20%       2,139,803    12.750154      27,282,822
Templeton Growth Securities
 Fund -- Class 2..............     2.25%         114,250    12.618043       1,441,617
Templeton Growth Securities
 Fund -- Class 2..............     2.30%          89,178    12.601220       1,123,754
Templeton Growth Securities
 Fund -- Class 2..............     2.35%          51,817    12.684957         657,295
Templeton Growth Securities
 Fund -- Class 2..............     2.40%             685    12.553502           8,595
Templeton Growth Securities
 Fund -- Class 2..............     2.45%         158,104    12.260239       1,938,389
Templeton Growth Securities
 Fund -- Class 2..............     2.50%         695,378    12.247971       8,516,970
Templeton Growth Securities
 Fund -- Class 2..............     2.55%           4,841    12.235707          59,229
Mutual Discovery Securities
 Fund -- Class 2..............     0.85%           1,558    16.655119          25,945
Mutual Discovery Securities
 Fund -- Class 2..............     0.95%             624    16.763501          10,462
Mutual Discovery Securities
 Fund -- Class 2..............     1.25%             339    16.629788           5,631
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%           2,348    16.607620          38,995
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%         438,081    16.585481       7,265,785
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%          85,292    16.563333       1,412,717
Mutual Discovery Securities
 Fund -- Class 2..............     1.45%             265    16.541249           4,375
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%          49,563    16.497147         817,652
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%          17,688    16.475155         291,411
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%         357,672    16.453172       5,884,832
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%         376,326    16.431219       6,183,494
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%         158,008    16.409305       2,592,806
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%           8,367    16.387421         137,112
Mutual Discovery Securities
 Fund -- Class 2..............     1.85%         848,226    16.365556      13,881,694
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%          40,722    16.343741         665,546
Mutual Discovery Securities
 Fund -- Class 2..............     1.95%          20,546    16.321941         335,354
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%         309,871    16.300184       5,050,960
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%         211,880    16.278434       3,449,077
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%           1,067    16.256722          17,340
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%         372,200    16.235037       6,042,686
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%         401,546    16.213385       6,510,414
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%          18,358    16.191755         297,243
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%          45,531    16.170156         736,245
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%          18,157    16.148571         293,206
Mutual Discovery Securities
 Fund -- Class 2..............     2.45%          33,401    16.110919         538,117

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Mutual Discovery Securities
 Fund -- Class 2..............     2.50%          72,018   $16.094788  $    1,159,108
Mutual Discovery Securities
 Fund -- Class 2..............     2.55%           2,176    16.078683          34,984
Franklin Flex Cap Growth
 Securities -- Class 2........     0.85%              46    10.524182             484
Franklin Flex Cap Growth
 Securities -- Class 2........     1.35%          95,417    10.480346       1,000,001
Franklin Flex Cap Growth
 Securities -- Class 2........     1.40%           9,046    10.475962          94,766
Franklin Flex Cap Growth
 Securities -- Class 2........     1.55%          20,918    10.462852         218,864
Franklin Flex Cap Growth
 Securities -- Class 2........     1.65%          12,172    10.454122         127,243
Franklin Flex Cap Growth
 Securities -- Class 2........     1.70%          46,987    10.449753         491,005
Franklin Flex Cap Growth
 Securities -- Class 2........     1.75%          10,221    10.445397         106,761
Franklin Flex Cap Growth
 Securities -- Class 2........     1.80%           1,032    10.441029          10,771
Franklin Flex Cap Growth
 Securities -- Class 2........     1.85%         228,760    10.436675       2,387,491
Franklin Flex Cap Growth
 Securities -- Class 2........     1.90%          26,406    10.432322         275,480
Franklin Flex Cap Growth
 Securities -- Class 2........     1.95%             767    10.427961           8,001
Franklin Flex Cap Growth
 Securities -- Class 2........     2.00%          16,421    10.423610         171,170
Franklin Flex Cap Growth
 Securities -- Class 2........     2.05%           1,752    10.419264          18,255
Franklin Flex Cap Growth
 Securities -- Class 2........     2.15%          29,884    10.410565         311,112
Franklin Flex Cap Growth
 Securities -- Class 2........     2.20%         106,419    10.406233       1,107,417
Franklin Flex Cap Growth
 Securities -- Class 2........     2.25%             206    10.401874           2,148
Franklin Flex Cap Growth
 Securities -- Class 2........     2.50%          15,384    10.380183         159,686
Franklin Large Cap Value
 Securities -- Class 2........     1.35%           8,796    10.314563          90,723
Franklin Large Cap Value
 Securities -- Class 2........     1.40%           1,564    10.310259          16,130
Franklin Large Cap Value
 Securities -- Class 2........     1.55%           6,761    10.297352          69,616
Franklin Large Cap Value
 Securities -- Class 2........     1.65%          13,754    10.288754         141,510
Franklin Large Cap Value
 Securities -- Class 2........     1.70%          15,905    10.284470         163,577
Franklin Large Cap Value
 Securities -- Class 2........     1.75%           2,067    10.280175          21,245
Franklin Large Cap Value
 Securities -- Class 2........     1.85%          61,547    10.271591         632,182
Franklin Large Cap Value
 Securities -- Class 2........     1.90%           4,466    10.267298          45,855
Franklin Large Cap Value
 Securities -- Class 2........     2.00%           6,002    10.258718          61,575
Franklin Large Cap Value
 Securities -- Class 2........     2.05%           1,156    10.254438          11,850
Franklin Large Cap Value
 Securities -- Class 2........     2.15%           5,438    10.245885          55,717
Franklin Large Cap Value
 Securities -- Class 2........     2.20%          12,984    10.241601         132,982
Franklin Large Cap Value
 Securities -- Class 2........     2.25%             251    10.237326           2,574
Franklin Large Cap Value
 Securities -- Class 2........     2.30%             450    10.233062           4,605
Franklin Large Cap Value
 Securities -- Class 2........     2.50%           8,117    10.215971          82,925
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%       5,826,668     1.178754       6,868,208
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%         181,164     1.168151         211,627
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%          12,228     1.167217          14,273
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%       9,268,473     1.000098       9,269,381
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%          89,757     1.156701         103,822
Hartford Advisers HLS Fund --
 Class IB.....................     1.85%         380,941     0.993089         378,309
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%       1,028,771     0.990796       1,019,302
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%           4,612     1.150783           5,307
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%         204,844     0.985179         201,808
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%      10,704,637     0.983853      10,531,789
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%       9,959,630     0.978835       9,748,835
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%         480,457     0.977172         469,489
Hartford Advisers HLS Fund --
 Class IB.....................     2.35%         543,107     0.973466         528,696
Hartford Advisers HLS Fund --
 Class IB.....................     2.40%         186,910     0.972172         181,708

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Hartford Advisers HLS Fund --
 Class IB.....................     2.50%       1,669,713   $ 0.970214  $    1,619,979
Hartford Advisers HLS Fund --
 Class IB.....................     2.55%          24,470     0.969260          23,718
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.40%       1,335,796     1.422302       1,899,906
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.55%          66,338     1.409513          93,505
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.60%          11,570     1.408367          16,295
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.70%      12,700,067     1.223989      15,544,742
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.75%         109,214     1.395707         152,431
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.85%         559,852     1.215466         680,481
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.90%       1,844,144     1.212616       2,236,238
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.90%             597     1.388558             829
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.00%       1,151,884     1.205769       1,388,906
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.05%      28,890,577     1.204157      34,788,791
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.20%      24,231,397     1.198018      29,029,650
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.25%       1,068,142     1.195946       1,277,440
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.35%       1,205,902     1.191431       1,436,749
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.40%         542,907     1.189852         645,979
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.50%       2,632,383     1.187470       3,125,875
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.55%          56,895     1.186291          67,494
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%       5,695,460     2.054889      11,703,538
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%         361,264     2.036397         735,677
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%          32,775     2.034767          66,689
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%      12,056,821     1.284367      15,485,383
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%         150,428     2.016477         303,335
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.85%         493,393     1.275400         629,274
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%       1,539,075     1.272454       1,958,402
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%          64,872     2.006179         130,144
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%         557,114     1.265228         704,877
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%      18,682,611     1.263536      23,606,152
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%      16,748,602     1.257103      21,054,717
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%         812,206     1.254946       1,019,274
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.35%         994,108     1.250210       1,242,844
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.40%         413,981     1.248542         516,873
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.50%       1,817,152     1.246038       2,264,240
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%       2,027,107     1.333084       2,702,304
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%          50,135     1.321038          66,230
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%          31,452     1.320017          41,517
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%       9,779,789     1.133443      11,084,834
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%         145,904     1.308094         190,856
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.85%         509,851     1.125524         573,850
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%       1,237,130     1.122925       1,389,205
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%          59,892     1.301440          77,946
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%         843,003     1.116562         941,265
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%      18,448,804     1.115074      20,571,783
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%      15,686,399     1.109366      17,401,958
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%       1,292,655     1.107476       1,431,584
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.35%         901,506     1.103280         994,613
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.40%         689,074     1.101797         759,219
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.50%       1,801,426     1.099590       1,980,830

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.55%          21,628   $ 1.098498  $       23,759
Hartford Focus HLS Fund --
 Class IB.....................     1.40%           6,898     1.056464           7,288
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%         155,595     1.850300         287,897
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.55%          27,213     1.833652          49,899
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%           4,149     1.099231           4,560
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%          60,385     1.165979          70,407
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%         421,501     1.921259         809,812
Hartford Global Health HLS
 Fund -- Class IB.............     1.55%          44,780     1.904994          85,306
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%           1,182     1.902444           2,249
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%             322     1.886344             608
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%       1,109,958     1.832185       2,033,649
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.55%          88,102     1.815680         159,966
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%          38,820     1.797919          69,796
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%          27,431     1.788716          49,067
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%       1,022,098     0.492870         503,763
Hartford Global Technology HLS
 Fund -- Class IB.............     1.55%           4,832     0.488679           2,361
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%           1,137     0.483866             550
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%         601,321     1.255097         754,715
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.55%          54,277     1.243786          67,509
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%          55,825     1.231624          68,755
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%           4,261     1.225316           5,222
Hartford Growth HLS Fund --
 Class IB.....................     1.40%          20,772     1.274338          26,471
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%          55,927     1.429248          79,933
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%           4,363     1.411014           6,157
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%         276,005     1.266816         349,648
Hartford High Yield HLS
 Fund -- Class IB.............     1.55%          32,787     1.255394          41,160
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%          10,457     1.243102          12,999
Hartford High Yield HLS
 Fund -- Class IB.............     1.90%           4,425     1.236741           5,472
Hartford Index HLS Fund --
 Class IB.....................     1.40%         276,112     4.627286       1,277,651
Hartford Index HLS Fund --
 Class IB.....................     1.55%          39,164     4.585609         179,590
Hartford Index HLS Fund --
 Class IB.....................     1.60%           1,594     4.581945           7,306
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%         178,475     1.321537         235,862
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%          23,200     1.300073          30,161
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%             646     1.293488             835
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%          49,065     1.762674          86,486
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       1,035,113     1.219069       1,261,874
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%          18,747     1.208085          22,648
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%         945,747     1.179254       1,115,276
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%          64,496     1.196257          77,154
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.85%          82,663     1.170975          96,796
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%         282,152     1.168271         329,630
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%          11,574     1.161645          13,445
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%       2,938,010     1.160091       3,408,359
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%       1,645,874     1.154174       1,899,625
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%         572,158     1.152197         659,239
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.35%         230,310     1.147840         264,359
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.40%         133,969     1.146312         153,571
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.50%         679,901     1.144025         777,824

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Hartford MidCap HLS Fund --
 Class IB.....................     1.40%       1,396,539   $ 3.619701  $    5,055,053
Hartford MidCap HLS Fund --
 Class IB.....................     1.55%          85,490     3.587107         306,662
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%         214,820     1.477045         317,298
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.55%          90,261     1.466732         132,389
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%          22,119     1.453117          32,142
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%         143,674     1.115170         160,191
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       9,834,867     1.092547      10,745,055
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%       6,857,354     1.095104       7,509,516
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%           9,199     1.088394          10,012
Hartford Money Market HLS
 Fund -- Class IA.............     1.55%       1,830,223     1.084460       1,984,804
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%         755,754     1.084383         819,527
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%      10,606,896     1.077446      11,428,358
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       6,830,394     1.023767       6,992,732
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       3,879,567     1.073848       4,166,065
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       1,436,198     1.067387       1,532,979
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%      19,234,431     1.015772      19,537,796
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%         893,555     1.013730         905,824
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%         377,763     1.066525         402,893
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%       8,049,849     1.056920       8,508,046
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%       3,517,273     1.005793       3,537,648
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%         673,386     1.061097         714,528
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%       5,324,080     1.051545       5,598,510
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%       3,984,354     1.049732       4,182,504
Hartford Money Market HLS
 Fund -- Class IA.............     2.25%         136,447     0.998920         136,300
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%         297,033     0.997610         296,323
Hartford Money Market HLS
 Fund -- Class IA.............     2.35%         182,697     1.044363         190,802
Hartford Money Market HLS
 Fund -- Class IA.............     2.45%       1,312,502     0.992855       1,303,124
Hartford Money Market HLS
 Fund -- Class IA.............     2.50%       1,197,885     0.991807       1,188,070
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%         375,882     1.126953         423,601
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%          22,346     1.115912          24,936
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       6,181,793     0.989530       6,117,070
Hartford Money Market HLS
 Fund -- Class IB.............     1.85%          95,422     0.982643          93,765
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       1,233,400     0.980278       1,209,075
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%         623,206     0.974770         607,483
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%       9,578,156     0.973463       9,323,977
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%       5,435,053     0.968481       5,263,745
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%         600,016     0.966833         580,115
Hartford Money Market HLS
 Fund -- Class IB.............     2.35%         354,660     0.963170         341,598
Hartford Money Market HLS
 Fund -- Class IB.............     2.40%         177,205     0.961894         170,453
Hartford Money Market HLS
 Fund -- Class IB.............     2.50%         698,834     0.959978         670,865
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%         141,161     2.810495         396,731
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.55%           8,389     2.785224          23,365
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%       1,117,590     1.580822       1,766,710
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%          98,885     1.566551         154,908
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%       1,324,845     1.282063       1,698,534
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%           6,225     1.551237           9,657
Hartford Small Company HLS
 Fund -- Class IB.............     1.85%          60,301     1.273102          76,769
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%         168,673     1.270171         214,244

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%           4,469   $ 1.543279  $        6,897
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%         225,499     1.262963         284,797
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%       2,332,233     1.261282       2,941,604
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%       1,347,225     1.254834       1,690,544
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%         118,906     1.252687         148,952
Hartford Small Company HLS
 Fund -- Class IB.............     2.35%         247,089     1.247949         308,355
Hartford Small Company HLS
 Fund -- Class IB.............     2.40%         245,861     1.246280         306,412
Hartford Small Company HLS
 Fund -- Class IB.............     2.50%         331,040     1.243780         411,741
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%          87,090     1.338187         116,544
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%          19,482     1.321101          25,738
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%             631     1.314363             829
Hartford Stock HLS Fund --
 Class IB.....................     1.40%       5,450,383     1.087385       5,926,665
Hartford Stock HLS Fund --
 Class IB.....................     1.55%         359,149     1.077575         387,010
Hartford Stock HLS Fund --
 Class IB.....................     1.70%       5,282,735     0.906378       4,788,155
Hartford Stock HLS Fund --
 Class IB.....................     1.75%          46,975     1.067027          50,124
Hartford Stock HLS Fund --
 Class IB.....................     1.85%         130,885     0.900030         117,800
Hartford Stock HLS Fund --
 Class IB.....................     1.90%       1,570,617     0.897930       1,410,304
Hartford Stock HLS Fund --
 Class IB.....................     1.90%          16,295     1.061567          17,298
Hartford Stock HLS Fund --
 Class IB.....................     2.00%         611,606     0.892846         546,070
Hartford Stock HLS Fund --
 Class IB.....................     2.05%       8,636,497     0.891651       7,700,742
Hartford Stock HLS Fund --
 Class IB.....................     2.20%       9,307,957     0.887109       8,257,173
Hartford Stock HLS Fund --
 Class IB.....................     2.25%         448,908     0.885587         397,547
Hartford Stock HLS Fund --
 Class IB.....................     2.35%         257,930     0.882229         227,553
Hartford Stock HLS Fund --
 Class IB.....................     2.40%          96,396     0.881056          84,930
Hartford Stock HLS Fund --
 Class IB.....................     2.50%       1,136,270     0.879295         999,117
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%         535,185     1.077947         576,901
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.55%          21,229     1.072013          22,758
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%          48,978     1.064187          52,122
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.90%             783     1.058738             829
Hartford Value HLS Fund --
 Class IB.....................     1.40%         104,208     1.113029         115,986
Hartford Value HLS Fund --
 Class IB.....................     1.55%          81,660     1.105247          90,255
Hartford Value HLS Fund --
 Class IB.....................     1.60%           3,457     1.102708           3,812
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%         124,158     1.382540         171,652
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%             611     1.357902             830
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%          16,805     1.191368          20,022
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%             701     1.178576             826
Huntington Income Equity
 Fund.........................     1.35%          15,565     1.240399          19,306
Huntington Income Equity
 Fund.........................     1.70%           9,547    13.407009         128,003
Huntington Income Equity
 Fund.........................     1.85%           4,120    13.341203          54,972
Huntington Income Equity
 Fund.........................     1.90%             287    13.319343           3,829
Huntington Income Equity
 Fund.........................     2.05%          49,096    13.253941         650,723
Huntington Income Equity
 Fund.........................     2.20%          30,581    13.188877         403,335
Huntington Income Equity
 Fund.........................     2.35%           3,733    13.120135          48,972
Huntington Income Equity
 Fund.........................     2.50%           5,238    13.076432          68,489
Huntington VA Dividend Capture
 Fund.........................     1.35%          76,430     1.387277         106,030
Huntington VA Dividend Capture
 Fund.........................     1.55%             726     1.384948           1,005
Huntington VA Dividend Capture
 Fund.........................     1.70%          16,507    13.892882         229,326
Huntington VA Dividend Capture
 Fund.........................     1.85%          16,948    13.824717         234,308

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Huntington VA Dividend Capture
 Fund.........................     1.90%           4,754   $13.802045  $       65,609
Huntington VA Dividend Capture
 Fund.........................     2.05%          40,546    13.734293         556,872
Huntington VA Dividend Capture
 Fund.........................     2.20%         139,732    13.666848       1,909,696
Huntington VA Dividend Capture
 Fund.........................     2.35%           4,939    13.595629          67,143
Huntington VA Dividend Capture
 Fund.........................     2.50%           6,302    13.552210          85,409
Huntington VA Growth Fund.....     1.55%          45,909     0.849930          39,020
Huntington VA Growth Fund.....     1.70%           8,120    12.039461          97,762
Huntington VA Growth Fund.....     1.85%             257    11.980325           3,081
Huntington VA Growth Fund.....     1.90%             313    11.960684           3,747
Huntington VA Growth Fund.....     2.05%          23,081    11.901969         274,707
Huntington VA Growth Fund.....     2.20%          26,126    11.843525         309,424
Huntington VA Growth Fund.....     2.35%           2,276    11.781767          26,813
Huntington VA Growth Fund.....     2.50%           3,679    11.742513          43,202
Huntington VA Mid Corp America
 Fund.........................     1.35%          54,155     1.569226          84,982
Huntington VA Mid Corp America
 Fund.........................     1.55%          22,820     1.566604          35,750
Huntington VA Mid Corp America
 Fund.........................     1.70%           9,463    16.455442         155,718
Huntington VA Mid Corp America
 Fund.........................     1.85%           5,721    16.374684          93,676
Huntington VA Mid Corp America
 Fund.........................     1.90%           2,822    16.347797          46,133
Huntington VA Mid Corp America
 Fund.........................     2.05%          23,512    16.267588         382,484
Huntington VA Mid Corp America
 Fund.........................     2.20%          76,608    16.187755       1,240,107
Huntington VA Mid Corp America
 Fund.........................     2.35%             847    16.103361          13,636
Huntington VA Mid Corp America
 Fund.........................     2.50%           2,287    16.049710          36,703
Huntington VA New Economy
 Fund.........................     1.35%          57,877     1.577247          91,287
Huntington VA New Economy
 Fund.........................     1.55%           9,170     1.574606          14,439
Huntington VA New Economy
 Fund.........................     1.70%           6,183    16.803712         103,894
Huntington VA New Economy
 Fund.........................     1.85%           4,086    16.721209          68,316
Huntington VA New Economy
 Fund.........................     1.90%           1,605    16.693815          26,800
Huntington VA New Economy
 Fund.........................     2.05%          13,889    16.611872         230,718
Huntington VA New Economy
 Fund.........................     2.20%          57,991    16.530340         958,606
Huntington VA New Economy
 Fund.........................     2.35%           2,511    16.444172          41,289
Huntington VA New Economy
 Fund.........................     2.50%           2,334    16.389399          38,247
Huntington VA Rotating Markets
 Fund.........................     1.35%           5,423     1.279296           6,938
Huntington VA Rotating Markets
 Fund.........................     1.70%           4,679    14.971712          70,050
Huntington VA Rotating Markets
 Fund.........................     1.85%             214    14.898220           3,189
Huntington VA Rotating Markets
 Fund.........................     2.05%          46,197    14.800809         683,752
Huntington VA Rotating Markets
 Fund.........................     2.20%          16,044    14.728141         236,295
Huntington VA Rotating Markets
 Fund.........................     2.35%           1,464    14.651376          21,453
Huntington VA Rotating Markets
 Fund.........................     2.50%           1,626    14.602090          23,750
Huntington VA International
 Equity Fund..................     1.35%             685    11.630368           7,971
Huntington VA International
 Equity Fund..................     1.55%           1,421    11.616755          16,508
Huntington VA International
 Equity Fund..................     1.70%           3,946     1.272511           5,022
Huntington VA International
 Equity Fund..................     2.20%          15,596     1.263000          19,697
Huntington VA Macro 100
 Fund.........................     1.35%          37,620     1.092207          41,089
Huntington VA Macro 100
 Fund.........................     1.70%          56,245     1.086392          61,104
Huntington VA Macro 100
 Fund.........................     1.85%           4,796     1.083949           5,198
Huntington VA Macro 100
 Fund.........................     1.90%           2,245     1.083139           2,432
Huntington VA Macro 100
 Fund.........................     2.05%          16,150     1.080705          17,454
Huntington VA Macro 100
 Fund.........................     2.20%         132,263     1.078261         142,613

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Huntington VA Macro 100
 Fund.........................     2.35%          10,422   $ 1.075821  $       11,212
Huntington VA Macro 100
 Fund.........................     2.50%           8,916     1.073412           9,570
Huntington VA Mortgage
 Securities Fund..............     1.35%           1,548    10.007438          15,493
Huntington VA Mortgage
 Securities Fund..............     1.70%           4,683     1.035885           4,851
Huntington VA Mortgage
 Securities Fund..............     1.85%             968     1.033550           1,001
Huntington VA Mortgage
 Securities Fund..............     2.05%           7,302     1.030448           7,525
Huntington VA Situs Small Cap
 Fund.........................     1.35%          40,251     1.304158          52,493
Huntington VA Situs Small Cap
 Fund.........................     1.55%          14,291     1.301972          18,607
Huntington VA Situs Small Cap
 Fund.........................     1.70%          48,727     1.297233          63,210
Huntington VA Situs Small Cap
 Fund.........................     1.85%         104,685     1.294332         135,497
Huntington VA Situs Small Cap
 Fund.........................     1.90%          18,920     1.293343          24,470
Huntington VA Situs Small Cap
 Fund.........................     2.05%          22,820     1.290436          29,447
Huntington VA Situs Small Cap
 Fund.........................     2.20%         568,643     1.287526         732,143
Huntington VA Situs Small Cap
 Fund.........................     2.50%           2,500     1.281741           3,204
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%             232     9.217904           2,138
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%              52     9.132323             479
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%          26,935     9.030770         243,244
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%         543,920     8.482700       4,613,906
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%          80,247     8.400320         674,098
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%          12,041     8.399546         101,137
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%         274,237     8.345857       2,288,746
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%         248,091     6.321646       1,568,341
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%          69,285     8.318004         576,311
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%          21,130     8.267954         174,705
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%         110,436     6.272070         692,662
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%           7,929     6.259721          49,632
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%          25,011     8.261322         206,626
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%         170,489     8.186907       1,395,775
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%         218,440     6.210615       1,356,646
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%           4,768     8.219077          39,190
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%          31,377     8.145034         255,568
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%          47,442     8.131126         385,756
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%           1,000     6.168276           6,168
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%          25,081     6.160040         154,500
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%           6,176     8.089526          49,958
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%          34,388     6.104503         209,922
MFS Capital Opportunities
 Series -- Class INIT.........     2.50%           3,157     6.098386          19,251
MFS Emerging Growth Series --
 Class INIT...................     1.35%          77,507     8.153094         631,920
MFS Emerging Growth Series --
 Class INIT...................     1.40%         661,568     8.066515       5,336,545
MFS Emerging Growth Series --
 Class INIT...................     1.55%          95,621     7.988180         763,840
MFS Emerging Growth Series --
 Class INIT...................     1.60%          12,757     7.987450         101,895
MFS Emerging Growth Series --
 Class INIT...................     1.65%         340,055     7.936391       2,698,807
MFS Emerging Growth Series --
 Class INIT...................     1.70%         213,130     5.289524       1,127,356
MFS Emerging Growth Series --
 Class INIT...................     1.75%         177,942     7.909900       1,407,503
MFS Emerging Growth Series --
 Class INIT...................     1.80%          34,884     7.862302         274,267
MFS Emerging Growth Series --
 Class INIT...................     1.85%         145,178     5.248014         761,897
MFS Emerging Growth Series --
 Class INIT...................     1.90%          17,680     5.237675          92,604
MFS Emerging Growth Series --
 Class INIT...................     1.95%          19,216     7.855998         150,964

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
MFS Emerging Growth Series --
 Class INIT...................     2.00%         254,513   $ 7.785227  $    1,981,442
MFS Emerging Growth Series --
 Class INIT...................     2.05%         181,194     5.196573         941,585
MFS Emerging Growth Series --
 Class INIT...................     2.10%           3,391     7.815817          26,503
MFS Emerging Growth Series --
 Class INIT...................     2.15%          68,609     7.745409         531,404
MFS Emerging Growth Series --
 Class INIT...................     2.20%          84,554     7.732187         653,785
MFS Emerging Growth Series --
 Class INIT...................     2.25%           6,734     5.161164          34,753
MFS Emerging Growth Series --
 Class INIT...................     2.30%           1,364     5.154280           7,031
MFS Emerging Growth Series --
 Class INIT...................     2.35%           2,541     7.692645          19,545
MFS Emerging Growth Series --
 Class INIT...................     2.40%           2,321     5.134777          11,917
MFS Emerging Growth Series --
 Class INIT...................     2.45%          77,015     5.176331         398,654
MFS Emerging Growth Series --
 Class INIT...................     2.50%          15,326     5.171148          79,253
MFS Emerging Growth Series --
 Class INIT...................     2.55%           3,879     5.165968          20,039
MFS Global Equity Series --
 Class INIT...................     1.35%          18,887    13.377978         252,672
MFS Global Equity Series --
 Class INIT...................     1.40%          75,957    12.800939         972,315
MFS Global Equity Series --
 Class INIT...................     1.55%          14,530    12.676707         184,194
MFS Global Equity Series --
 Class INIT...................     1.60%           2,076    12.675518          26,310
MFS Global Equity Series --
 Class INIT...................     1.65%          53,313    12.594513         671,451
MFS Global Equity Series --
 Class INIT...................     1.70%          57,298    11.412227         653,895
MFS Global Equity Series --
 Class INIT...................     1.75%          46,107    12.552521         578,757
MFS Global Equity Series --
 Class INIT...................     1.80%          13,423    12.477037         167,476
MFS Global Equity Series --
 Class INIT...................     1.85%          88,273    11.322797         999,500
MFS Global Equity Series --
 Class INIT...................     1.90%           5,193    11.300444          58,680
MFS Global Equity Series --
 Class INIT...................     1.95%           5,110    12.467002          63,702
MFS Global Equity Series --
 Class INIT...................     2.00%         164,120    12.354826       2,027,676
MFS Global Equity Series --
 Class INIT...................     2.05%          74,464    11.211877         834,882
MFS Global Equity Series --
 Class INIT...................     2.15%          23,642    12.291618         290,596
MFS Global Equity Series --
 Class INIT...................     2.20%          14,915    12.270640         183,016
MFS Global Equity Series --
 Class INIT...................     2.25%           2,862    11.135509          31,867
MFS Global Equity Series --
 Class INIT...................     2.35%           1,474    12.207875          17,994
MFS Global Equity Series --
 Class INIT...................     2.40%             775    11.078543           8,585
MFS Global Equity Series --
 Class INIT...................     2.45%           6,643    11.067460          73,520
MFS Global Equity Series --
 Class INIT...................     2.50%           4,223    11.056369          46,694
MFS High Income Series --
 Class INIT...................     0.95%           1,790    12.450166          22,292
MFS High Income Series --
 Class INIT...................     1.30%           1,383    12.213891          16,892
MFS High Income Series --
 Class INIT...................     1.35%         376,771    12.197590       4,595,693
MFS High Income Series --
 Class INIT...................     1.40%         439,164    11.877595       5,216,209
MFS High Income Series --
 Class INIT...................     1.45%           4,128    12.151448          50,163
MFS High Income Series --
 Class INIT...................     1.55%         158,611    11.762372       1,865,637
MFS High Income Series --
 Class INIT...................     1.60%          23,884    11.761336         280,902
MFS High Income Series --
 Class INIT...................     1.65%         751,446    11.686133       8,781,498
MFS High Income Series --
 Class INIT...................     1.70%         803,217    11.814678       9,489,745
MFS High Income Series --
 Class INIT...................     1.75%         767,754    11.647180       8,942,169
MFS High Income Series --
 Class INIT...................     1.80%          30,501    11.577148         353,119
MFS High Income Series --
 Class INIT...................     1.85%         688,979    11.722080       8,076,264
MFS High Income Series --
 Class INIT...................     1.90%          61,723    11.698996         722,094
MFS High Income Series --
 Class INIT...................     1.95%          46,521    11.567831         538,152
MFS High Income Series --
 Class INIT...................     2.00%       1,008,667    11.463783      11,563,144
MFS High Income Series --
 Class INIT...................     2.05%         677,220    11.607296       7,860,695

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
MFS High Income Series --
 Class INIT...................     2.10%          16,135   $11.508667  $      185,697
MFS High Income Series --
 Class INIT...................     2.15%         393,669    11.405173       4,489,867
MFS High Income Series --
 Class INIT...................     2.20%         408,535    11.385672       4,651,451
MFS High Income Series --
 Class INIT...................     2.25%           5,026    11.528220          57,944
MFS High Income Series --
 Class INIT...................     2.30%          66,274    11.512838         762,997
MFS High Income Series --
 Class INIT...................     2.35%          43,904    11.327463         497,321
MFS High Income Series --
 Class INIT...................     2.40%              85    11.469247             975
MFS High Income Series --
 Class INIT...................     2.45%          20,765    11.457774         237,920
MFS High Income Series --
 Class INIT...................     2.50%          62,816    11.446304         719,013
MFS High Income Series --
 Class INIT...................     2.55%             349    11.434854           3,993
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%              55     8.451965             468
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%          58,259     8.357967         486,930
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%         800,563     7.998221       6,403,078
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%         106,119     7.920573         840,526
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%          11,610     7.919846          91,949
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%         380,811     7.869212       2,996,684
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%         545,724     6.177597       3,371,265
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%         328,246     7.842960       2,574,421
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%          26,668     7.795786         207,900
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%         188,981     6.129136       1,158,288
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%          40,618     6.117083         248,463
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%          36,841     7.789507         286,975
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%         481,022     7.719374       3,713,186
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%         680,368     6.069098       4,129,218
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%           2,424     7.749652          18,788
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%          66,432     7.679895         510,188
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%         155,664     7.666777       1,193,441
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%           8,464     6.027732          51,021
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%          71,344     6.019705         429,468
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%          15,781     7.627559         120,369
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%           6,137     6.162767          37,824
MFS Investors Growth Stock
 Series -- Class INIT.........     2.50%          28,943     6.156607         178,189
MFS Investors Trust Series --
 Class INIT...................     1.35%       1,019,008     9.981433      10,171,164
MFS Investors Trust Series --
 Class INIT...................     1.40%         761,334     8.868538       6,751,921
MFS Investors Trust Series --
 Class INIT...................     1.55%         327,348     8.782435       2,874,914
MFS Investors Trust Series --
 Class INIT...................     1.60%          19,111     8.781654         167,826
MFS Investors Trust Series --
 Class INIT...................     1.65%         854,452     8.725527       7,455,548
MFS Investors Trust Series --
 Class INIT...................     1.70%         945,559     8.634465       8,164,400
MFS Investors Trust Series --
 Class INIT...................     1.75%         432,938     8.696402       3,765,006
MFS Investors Trust Series --
 Class INIT...................     1.80%          48,377     8.644090         418,175
MFS Investors Trust Series --
 Class INIT...................     1.85%       3,201,784     8.566748      27,428,876
MFS Investors Trust Series --
 Class INIT...................     1.90%          85,412     8.549866         730,262
MFS Investors Trust Series --
 Class INIT...................     1.95%         144,073     8.637137       1,244,375
MFS Investors Trust Series --
 Class INIT...................     2.00%         986,395     8.559398       8,442,945
MFS Investors Trust Series --
 Class INIT...................     2.05%         818,583     8.482800       6,943,876
MFS Investors Trust Series --
 Class INIT...................     2.10%           3,736     8.592964          32,106
MFS Investors Trust Series --
 Class INIT...................     2.15%       1,140,110     8.515624       9,708,745
MFS Investors Trust Series --
 Class INIT...................     2.20%         956,553     8.501095       8,131,747

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................     2.25%          12,671   $ 8.425022  $      106,756
MFS Investors Trust Series --
 Class INIT...................     2.30%          85,505     8.413793         719,422
MFS Investors Trust Series --
 Class INIT...................     2.35%          46,522     8.457616         393,467
MFS Investors Trust Series --
 Class INIT...................     2.45%         127,661     8.553993       1,092,010
MFS Investors Trust Series --
 Class INIT...................     2.50%         114,688     8.545435         980,060
MFS Mid Cap Growth --
 Class INIT...................     0.95%             277     6.172433           1,709
MFS Mid Cap Growth --
 Class INIT...................     1.35%         398,964     6.055125       2,415,775
MFS Mid Cap Growth --
 Class INIT...................     1.40%         784,468     6.025995       4,727,199
MFS Mid Cap Growth --
 Class INIT...................     1.45%           8,393     6.032210          50,627
MFS Mid Cap Growth --
 Class INIT...................     1.55%         111,475     5.977964         666,391
MFS Mid Cap Growth --
 Class INIT...................     1.60%          52,948     5.966928         315,934
MFS Mid Cap Growth --
 Class INIT...................     1.65%         570,282     5.946143       3,390,980
MFS Mid Cap Growth --
 Class INIT...................     1.70%         834,994     6.412688       5,354,556
MFS Mid Cap Growth --
 Class INIT...................     1.75%         879,862     5.919377       5,208,237
MFS Mid Cap Growth --
 Class INIT...................     1.80%          50,238     5.898744         296,340
MFS Mid Cap Growth --
 Class INIT...................     1.85%         535,227     6.362367       3,405,311
MFS Mid Cap Growth --
 Class INIT...................     1.90%          41,313     6.349801         262,331
MFS Mid Cap Growth --
 Class INIT...................     1.95%         121,529     5.879025         714,472
MFS Mid Cap Growth --
 Class INIT...................     2.00%       1,161,702     5.840925       6,785,418
MFS Mid Cap Growth --
 Class INIT...................     2.05%         762,109     6.299999       4,801,289
MFS Mid Cap Growth --
 Class INIT...................     2.10%           7,737     5.848957          45,253
MFS Mid Cap Growth --
 Class INIT...................     2.15%         481,521     5.811058       2,798,144
MFS Mid Cap Growth --
 Class INIT...................     2.20%         339,361     5.801134       1,968,679
MFS Mid Cap Growth --
 Class INIT...................     2.25%           4,433     6.257066          27,740
MFS Mid Cap Growth --
 Class INIT...................     2.30%          37,691     6.248720         235,523
MFS Mid Cap Growth --
 Class INIT...................     2.35%          41,772     5.771425         241,084
MFS Mid Cap Growth --
 Class INIT...................     2.45%          60,326     6.218834         375,159
MFS Mid Cap Growth --
 Class INIT...................     2.50%         118,933     6.212611         738,885
MFS New Discovery Series --
 Class INIT...................     0.95%           3,567    13.920832          49,658
MFS New Discovery Series --
 Class INIT...................     1.35%         377,224    13.638280       5,144,688
MFS New Discovery Series --
 Class INIT...................     1.40%         308,045    12.574696       3,873,567
MFS New Discovery Series --
 Class INIT...................     1.55%         125,188    12.452607       1,558,917
MFS New Discovery Series --
 Class INIT...................     1.60%          19,856    12.451486         247,236
MFS New Discovery Series --
 Class INIT...................     1.65%         392,309    12.371868       4,853,597
MFS New Discovery Series --
 Class INIT...................     1.70%         797,401     8.188042       6,529,151
MFS New Discovery Series --
 Class INIT...................     1.75%         312,380    12.330608       3,851,834
MFS New Discovery Series --
 Class INIT...................     1.80%          20,198    12.256421         247,555
MFS New Discovery Series --
 Class INIT...................     1.85%       1,794,123     8.123816      14,575,131
MFS New Discovery Series --
 Class INIT...................     1.90%         129,544     8.107792       1,050,315
MFS New Discovery Series --
 Class INIT...................     1.95%          71,066    12.246590         870,319
MFS New Discovery Series --
 Class INIT...................     2.00%         624,979    12.136308       7,584,942
MFS New Discovery Series --
 Class INIT...................     2.05%         473,116     8.044214       3,805,843
MFS New Discovery Series --
 Class INIT...................     2.10%           1,359    12.183953          16,564
MFS New Discovery Series --
 Class INIT...................     2.15%         577,895    12.074248       6,977,647
MFS New Discovery Series --
 Class INIT...................     2.20%         500,600    12.053635       6,034,046
MFS New Discovery Series --
 Class INIT...................     2.25%          35,130     7.989431         280,665
MFS New Discovery Series --
 Class INIT...................     2.30%          56,767     7.978764         452,933
MFS New Discovery Series --
 Class INIT...................     2.35%          35,780    11.991982         429,073

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
MFS New Discovery Series --
 Class INIT...................     2.45%          90,917   $ 7.940604  $      721,934
MFS New Discovery Series --
 Class INIT...................     2.50%          80,434     7.932638         638,050
MFS New Discovery Series --
 Class INIT...................     2.55%             136     7.924706           1,077
MFS Total Return Series --
 Class INIT...................     0.85%           1,925    14.120252          27,181
MFS Total Return Series --
 Class INIT...................     0.95%          15,691    14.352341         225,210
MFS Total Return Series --
 Class INIT...................     1.30%           2,026    14.079987          28,528
MFS Total Return Series --
 Class INIT...................     1.35%       1,859,612    14.061192      26,148,367
MFS Total Return Series --
 Class INIT...................     1.40%       1,808,944    13.097240      23,692,170
MFS Total Return Series --
 Class INIT...................     1.45%           8,321    14.007947         116,555
MFS Total Return Series --
 Class INIT...................     1.55%         505,104    12.970132       6,551,260
MFS Total Return Series --
 Class INIT...................     1.60%         139,346    12.968982       1,807,173
MFS Total Return Series --
 Class INIT...................     1.65%       2,016,735    12.886085      25,987,813
MFS Total Return Series --
 Class INIT...................     1.70%       3,332,179    12.206927      40,675,665
MFS Total Return Series --
 Class INIT...................     1.75%       2,372,536    12.843105      30,470,729
MFS Total Return Series --
 Class INIT...................     1.80%         102,736    12.765876       1,311,516
MFS Total Return Series --
 Class INIT...................     1.85%       5,460,653    12.111250      66,135,333
MFS Total Return Series --
 Class INIT...................     1.90%         337,784    12.087387       4,082,924
MFS Total Return Series --
 Class INIT...................     1.95%         255,260    12.755592       3,255,989
MFS Total Return Series --
 Class INIT...................     2.00%       2,572,385    12.640873      32,517,197
MFS Total Return Series --
 Class INIT...................     2.05%       2,134,260    11.992657      25,595,449
MFS Total Return Series --
 Class INIT...................     2.10%          84,333    12.690355       1,070,213
MFS Total Return Series --
 Class INIT...................     2.15%       2,025,697    12.576210      25,475,589
MFS Total Return Series --
 Class INIT...................     2.20%       2,114,691    12.554749      26,549,420
MFS Total Return Series --
 Class INIT...................     2.25%         107,289    11.910932       1,277,911
MFS Total Return Series --
 Class INIT...................     2.30%         126,421    11.895020       1,503,785
MFS Total Return Series --
 Class INIT...................     2.35%         165,013    12.490529       2,061,102
MFS Total Return Series --
 Class INIT...................     2.40%           8,954    11.850013         106,109
MFS Total Return Series --
 Class INIT...................     2.45%         291,048    12.618520       3,672,597
MFS Total Return Series --
 Class INIT...................     2.50%         296,300    12.605897       3,735,130
MFS Value Series --
 Class INIT...................     0.85%             230    14.700660           3,380
MFS Value Series --
 Class INIT...................     0.95%             199    14.796323           2,939
MFS Value Series --
 Class INIT...................     1.25%              35    14.678316             518
MFS Value Series --
 Class INIT...................     1.35%         147,811    14.639190       2,163,837
MFS Value Series --
 Class INIT...................     1.40%          69,675    14.619654       1,018,626
MFS Value Series --
 Class INIT...................     1.55%          18,694    14.561237         272,205
MFS Value Series --
 Class INIT...................     1.60%           1,001    14.541819          14,555
MFS Value Series --
 Class INIT...................     1.65%         106,604    14.522416       1,548,143
MFS Value Series --
 Class INIT...................     1.70%         188,536    14.503048       2,734,348
MFS Value Series --
 Class INIT...................     1.75%          51,195    14.483712         741,495
MFS Value Series --
 Class INIT...................     1.80%           4,891    14.464392          70,743
MFS Value Series --
 Class INIT...................     1.85%         297,597    14.445097       4,298,823
MFS Value Series --
 Class INIT...................     1.90%          18,457    14.425835         266,260
MFS Value Series --
 Class INIT...................     1.95%           9,016    14.406587         129,895
MFS Value Series --
 Class INIT...................     2.00%         203,774    14.387381       2,931,777
MFS Value Series --
 Class INIT...................     2.05%         111,323    14.368178       1,599,505
MFS Value Series --
 Class INIT...................     2.10%             411    14.349038           5,900
MFS Value Series --
 Class INIT...................     2.15%         130,934    14.329889       1,876,269
MFS Value Series --
 Class INIT...................     2.20%         109,235    14.310766       1,563,236

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
MFS Value Series --
 Class INIT...................     2.25%             348   $14.291692  $        4,980
MFS Value Series --
 Class INIT...................     2.30%          24,649    14.272621         351,808
MFS Value Series --
 Class INIT...................     2.35%          19,773    14.253583         281,832
MFS Value Series --
 Class INIT...................     2.45%          12,196    14.220323         173,435
MFS Value Series --
 Class INIT...................     2.50%          70,042    14.206107         995,022
MFS Research Bond Series --
 Class INIT...................     1.15%           1,142    10.056830          11,486
MFS Research Bond Series --
 Class INIT...................     1.35%          27,096    10.040475         272,061
MFS Research Bond Series --
 Class INIT...................     1.40%           3,959    10.036393          39,734
MFS Research Bond Series --
 Class INIT...................     1.55%          16,630    10.024153         166,698
MFS Research Bond Series --
 Class INIT...................     1.65%          30,698    10.016004         307,473
MFS Research Bond Series --
 Class INIT...................     1.70%           9,898    10.011925          99,097
MFS Research Bond Series --
 Class INIT...................     1.75%           3,543    10.007849          35,453
MFS Research Bond Series --
 Class INIT...................     1.85%          91,076     9.999713         910,733
MFS Research Bond Series --
 Class INIT...................     1.90%          12,562     9.995635         125,568
MFS Research Bond Series --
 Class INIT...................     2.00%          21,246     9.987507         212,197
MFS Research Bond Series --
 Class INIT...................     2.05%           3,205     9.983449          31,998
MFS Research Bond Series --
 Class INIT...................     2.15%          10,031     9.975334         100,059
MFS Research Bond Series --
 Class INIT...................     2.20%          13,333     9.971265         132,948
MFS Research Bond Series --
 Class INIT...................     2.30%           5,469     9.963163          54,492
MFS Research Bond Series --
 Class INIT...................     2.50%           8,039     9.946956          79,959
MFS Research Bond Series --
 Class INIT...................     2.55%             372     9.942911           3,698
MFS Research International
 Series -- Class INIT.........     1.35%           3,179    11.985466          38,100
MFS Research International
 Series -- Class INIT.........     1.40%             945    11.981435          11,319
MFS Research International
 Series -- Class INIT.........     1.55%           3,079    11.969352          36,849
MFS Research International
 Series -- Class INIT.........     1.65%           1,458    11.961280          17,443
MFS Research International
 Series -- Class INIT.........     1.70%           3,688    11.957273          44,102
MFS Research International
 Series -- Class INIT.........     1.85%           4,708    11.945188          56,237
MFS Research International
 Series -- Class INIT.........     1.90%           1,512    11.941168          18,060
MFS Research International
 Series -- Class INIT.........     2.00%           9,977    11.933136         119,054
MFS Research International
 Series -- Class INIT.........     2.05%           7,883    11.929120          94,035
MFS Research International
 Series -- Class INIT.........     2.15%           1,686    11.921098          20,095
MFS Research International
 Series -- Class INIT.........     2.20%          31,921    11.917083         380,401
MFS Research International
 Series -- Class INIT.........     2.50%           1,814    11.893036          21,579
MFS Research Series --
 Class INIT...................     1.35%           4,416    10.617084          46,890
MFS Research Series --
 Class INIT...................     1.40%             609    10.612628           6,463
MFS Research Series --
 Class INIT...................     1.65%           7,547    10.590422          79,926
MFS Research Series --
 Class INIT...................     1.70%          13,199    10.585990         139,729
MFS Research Series --
 Class INIT...................     1.75%             618    10.581557           6,542
MFS Research Series --
 Class INIT...................     1.85%          17,826    10.572687         188,467
MFS Research Series --
 Class INIT...................     1.90%           1,099    10.568270          11,616
MFS Research Series --
 Class INIT...................     1.95%             503    10.563836           5,313
MFS Research Series --
 Class INIT...................     2.00%           2,206    10.559410          23,293
MFS Research Series --
 Class INIT...................     2.05%           1,243    10.554984          13,123
MFS Research Series --
 Class INIT...................     2.15%           8,654    10.546144          91,266
MFS Research Series --
 Class INIT...................     2.20%           9,724    10.541724         102,509
MFS Research Series --
 Class INIT...................     2.25%           6,241    10.537309          65,768
MFS Research Series --
 Class INIT...................     2.50%           2,363    10.515260          24,850
Mercury Global Growth V.I.
 Fund -- Class I..............     1.75%           1,025     9.430327           9,663

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Mercury Global Growth V.I.
 Fund -- Class I..............     2.00%           1,064   $12.017065  $       12,783
Mercury Global Growth V.I.
 Fund -- Class I..............     2.05%          15,823    11.994124         189,785
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.40%           2,283     9.482120          21,644
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.65%           3,864    11.523436          44,532
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.70%          11,542    11.501450         132,747
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.75%          19,963     9.302774         185,716
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.00%          38,520    11.370433         437,993
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.05%          52,952    11.348752         600,939
Nations Marsico International
 Opportunities Portfolio......     1.70%       4,135,541     1.484030       6,137,267
Nations Marsico International
 Opportunities Portfolio......     1.85%          83,352     1.473646         122,832
Nations Marsico International
 Opportunities Portfolio......     1.90%         807,209     1.470263       1,186,810
Nations Marsico International
 Opportunities Portfolio......     2.00%         389,414     1.461928         569,296
Nations Marsico International
 Opportunities Portfolio......     2.05%      10,179,243     1.459985      14,861,542
Nations Marsico International
 Opportunities Portfolio......     2.20%       8,611,087     1.452513      12,507,716
Nations Marsico International
 Opportunities Portfolio......     2.25%         423,677     1.450060         614,357
Nations Marsico International
 Opportunities Portfolio......     2.35%         709,049     1.444556       1,024,261
Nations Marsico International
 Opportunities Portfolio......     2.40%         499,986     1.442623         721,291
Nations Marsico International
 Opportunities Portfolio......     2.50%       1,049,724     1.439763       1,511,354
Nations High Yield Bond
 Portfolio....................     1.70%       4,503,330     1.438402       6,477,599
Nations High Yield Bond
 Portfolio....................     1.85%         143,461     1.428387         204,917
Nations High Yield Bond
 Portfolio....................     1.90%         658,490     1.425038         938,374
Nations High Yield Bond
 Portfolio....................     2.00%         313,354     1.417021         444,029
Nations High Yield Bond
 Portfolio....................     2.05%       8,824,895     1.415119      12,488,278
Nations High Yield Bond
 Portfolio....................     2.20%       6,046,741     1.407895       8,513,177
Nations High Yield Bond
 Portfolio....................     2.25%         310,894     1.405471         436,952
Nations High Yield Bond
 Portfolio....................     2.35%         311,254     1.400157         435,805
Nations High Yield Bond
 Portfolio....................     2.40%         145,699     1.398285         203,729
Nations High Yield Bond
 Portfolio....................     2.50%         477,309     1.395509         666,089
Nations Marsico Focused
 Equities Portfolio...........     1.70%       6,447,452     1.178027       7,595,272
Nations Marsico Focused
 Equities Portfolio...........     1.85%         223,049     1.169808         260,925
Nations Marsico Focused
 Equities Portfolio...........     1.90%         694,201     1.167067         810,179
Nations Marsico Focused
 Equities Portfolio...........     2.00%         329,465     1.160492         382,341
Nations Marsico Focused
 Equities Portfolio...........     2.05%      13,743,468     1.158933      15,927,758
Nations Marsico Focused
 Equities Portfolio...........     2.20%       5,794,696     1.153011       6,681,348
Nations Marsico Focused
 Equities Portfolio...........     2.25%         437,406     1.151047         503,475
Nations Marsico Focused
 Equities Portfolio...........     2.35%         517,192     1.146696         593,062
Nations Marsico Focused
 Equities Portfolio...........     2.40%         539,087     1.145163         617,343
Nations Marsico Focused
 Equities Portfolio...........     2.50%         419,957     1.142878         479,959
Nations Asset Allocation
 Portfolio....................     1.70%       3,266,787     1.023318       3,342,962
Nations Asset Allocation
 Portfolio....................     1.85%          48,782     1.016191          49,572
Nations Asset Allocation
 Portfolio....................     1.90%         168,982     1.013800         171,314
Nations Asset Allocation
 Portfolio....................     2.05%       5,311,449     1.006740       5,347,248
Nations Asset Allocation
 Portfolio....................     2.20%       1,431,956     1.001589       1,434,232
Nations Asset Allocation
 Portfolio....................     2.25%          51,698     0.999882          51,692
Nations Asset Allocation
 Portfolio....................     2.35%          19,225     0.996095          19,150
Nations Asset Allocation
 Portfolio....................     2.40%         246,231     0.994777         244,945
Nations Asset Allocation
 Portfolio....................     2.50%          25,437     0.992786          25,253
Nations Marsico Growth
 Portfolio....................     1.70%       4,255,572     1.109812       4,722,885

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Nations Marsico Growth
 Portfolio....................     1.85%         295,864   $ 1.102062  $      326,060
Nations Marsico Growth
 Portfolio....................     1.90%         977,060     1.099515       1,074,292
Nations Marsico Growth
 Portfolio....................     2.00%         364,669     1.093267         398,680
Nations Marsico Growth
 Portfolio....................     2.05%      11,789,753     1.091798      12,872,030
Nations Marsico Growth
 Portfolio....................     2.20%       7,061,815     1.086208       7,670,600
Nations Marsico Growth
 Portfolio....................     2.25%         762,068     1.084387         826,376
Nations Marsico Growth
 Portfolio....................     2.35%         598,473     1.080275         646,515
Nations Marsico Growth
 Portfolio....................     2.40%         595,896     1.078828         642,870
Nations Marsico Growth
 Portfolio....................     2.50%         833,330     1.076669         897,221
Nations Marsico 21st Century
 Portfolio....................     1.70%       1,184,692     1.472145       1,744,039
Nations Marsico 21st Century
 Portfolio....................     1.85%         135,467     1.461907         198,041
Nations Marsico 21st Century
 Portfolio....................     1.90%         435,453     1.458509         635,112
Nations Marsico 21st Century
 Portfolio....................     2.00%          44,574     1.450222          64,643
Nations Marsico 21st Century
 Portfolio....................     2.05%       1,158,760     1.448306       1,678,239
Nations Marsico 21st Century
 Portfolio....................     2.20%       1,478,249     1.440893       2,129,997
Nations Marsico 21st Century
 Portfolio....................     2.25%         135,528     1.438447         194,949
Nations Marsico 21st Century
 Portfolio....................     2.35%          72,435     1.432987         103,799
Nations Marsico 21st Century
 Portfolio....................     2.40%         207,055     1.431095         296,316
Nations Marsico 21st Century
 Portfolio....................     2.50%         217,214     1.428223         310,230
Nations Marsico Midcap Growth
 Portfolio....................     1.70%       6,959,737     0.787041       5,477,598
Nations Marsico Midcap Growth
 Portfolio....................     1.85%         132,987     0.781527         103,933
Nations Marsico Midcap Growth
 Portfolio....................     1.90%       1,482,265     0.779704       1,155,728
Nations Marsico Midcap Growth
 Portfolio....................     2.00%         707,674     0.775303         548,662
Nations Marsico Midcap Growth
 Portfolio....................     2.05%      17,651,507     0.774257      13,666,804
Nations Marsico Midcap Growth
 Portfolio....................     2.20%      13,809,192     0.770312      10,637,386
Nations Marsico Midcap Growth
 Portfolio....................     2.25%       1,317,218     0.768999       1,012,939
Nations Marsico Midcap Growth
 Portfolio....................     2.35%         853,197     0.766073         653,611
Nations Marsico Midcap Growth
 Portfolio....................     2.40%         923,114     0.765051         706,229
Nations Marsico Midcap Growth
 Portfolio....................     2.50%       1,679,899     0.763540       1,282,670
Nations Small Company
 Portfolio....................     1.70%       3,484,415     1.099997       3,832,846
Nations Small Company
 Portfolio....................     1.85%          97,520     1.092299         106,521
Nations Small Company
 Portfolio....................     1.90%         732,809     1.089774         798,596
Nations Small Company
 Portfolio....................     2.00%         312,717     1.083618         338,865
Nations Small Company
 Portfolio....................     2.05%       9,342,457     1.082173      10,110,155
Nations Small Company
 Portfolio....................     2.20%       5,786,120     1.076615       6,229,423
Nations Small Company
 Portfolio....................     2.25%         731,390     1.074799         786,097
Nations Small Company
 Portfolio....................     2.35%         378,868     1.070702         405,654
Nations Small Company
 Portfolio....................     2.40%         436,293     1.069304         466,530
Nations Small Company
 Portfolio....................     2.50%         464,421     1.067163         495,613
Nations Value Portfolio.......     1.70%       5,649,410     1.120243       6,328,713
Nations Value Portfolio.......     1.85%         161,082     1.112430         179,193
Nations Value Portfolio.......     1.90%       1,199,126     1.109818       1,330,812
Nations Value Portfolio.......     2.00%         477,441     1.103571         526,890
Nations Value Portfolio.......     2.05%      16,102,961     1.102110      17,747,234
Nations Value Portfolio.......     2.20%       9,637,118     1.096441      10,566,531
Nations Value Portfolio.......     2.25%         778,039     1.094573         851,621
Nations Value Portfolio.......     2.35%         612,093     1.090431         667,445
Nations Value Portfolio.......     2.40%         564,666     1.088949         614,893

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Nations Value Portfolio.......     2.50%       1,100,176   $ 1.086783  $    1,195,653
JPMorgan Investment Trust
 Balanced Portfolio...........     1.35%          27,233    10.501235         285,976
JPMorgan Investment Trust
 Balanced Portfolio...........     1.55%          12,301    10.475005         128,852
JPMorgan Investment Trust
 Balanced Portfolio...........     1.65%           2,049    10.446195          21,400
JPMorgan Investment Trust
 Balanced Portfolio...........     1.85%         107,199    10.409670       1,115,902
JPMorgan Investment Trust Bond
 Portfolio....................     1.35%         823,980    10.132437       8,348,927
JPMorgan Investment Trust Bond
 Portfolio....................     1.55%          90,818    15.251324       1,385,092
JPMorgan Investment Trust Bond
 Portfolio....................     1.65%          80,398    10.079346         810,356
JPMorgan Investment Trust Bond
 Portfolio....................     1.85%       1,328,071    10.044092      13,339,263
JPMorgan Investment Trust Bond
 Portfolio....................     2.15%          99,284     9.991450         991,991
JPMorgan Investment Trust
 Diversified Equity
 Portfolio....................     1.35%         186,991    10.733991       2,007,163
JPMorgan Investment Trust
 Diversified Equity
 Portfolio....................     1.55%          19,309    16.961752         327,511
JPMorgan Investment Trust
 Diversified Equity
 Portfolio....................     1.65%          19,948    10.677757         212,999
JPMorgan Investment Trust
 Diversified Equity
 Portfolio....................     1.85%         284,226    10.640418       3,024,286
JPMorgan Investment Trust
 Diversified Equity
 Portfolio....................     2.15%          24,185    10.584669         255,986
JPMorgan Investment Trust
 Diversified Mid Cap
 Portfolio....................     1.35%          20,859    12.754866         266,058
JPMorgan Investment Trust
 Diversified Mid Cap
 Portfolio....................     1.55%             564    28.685740          16,173
JPMorgan Investment Trust
 Diversified Mid Cap
 Portfolio....................     1.85%          34,399    12.643730         434,930
JPMorgan Investment Trust
 Diversified Mid Cap
 Portfolio....................     2.15%           3,465    12.577499          43,586
JPMorgan Investment Trust
 Equity Index Portfolio.......     1.35%         634,662    11.078689       7,031,221
JPMorgan Investment Trust
 Equity Index Portfolio.......     1.55%         120,499    11.051013       1,331,632
JPMorgan Investment Trust
 Equity Index Portfolio.......     1.65%          64,899    11.020646         715,233
JPMorgan Investment Trust
 Equity Index Portfolio.......     1.85%         978,487    10.982108      10,745,850
JPMorgan Investment Trust
 Equity Index Portfolio.......     2.15%          80,918    10.924560         883,992
JPMorgan Investment Trust
 Government Bond Portfolio....     1.35%         336,907    10.243778       3,451,197
JPMorgan Investment Trust
 Government Bond Portfolio....     1.55%          68,662    10.218163         701,598
JPMorgan Investment Trust
 Government Bond Portfolio....     1.65%          26,435    10.190092         269,376
JPMorgan Investment Trust
 Government Bond Portfolio....     1.85%         541,432    10.154446       5,497,943
JPMorgan Investment Trust
 Government Bond Portfolio....     2.15%          30,740    10.101247         310,511
JPMorgan Investment Trust
 Large Cap Growth Portfolio...     1.35%           7,343    10.913451          80,141
JPMorgan Investment Trust
 Large Cap Growth Portfolio...     1.55%             895    16.169901          14,477
JPMorgan Investment Trust
 Large Cap Growth Portfolio...     1.85%           4,051    10.818288          43,820
JPMorgan Investment Trust Mid
 Cap Growth Portfolio.........     1.35%         212,798    11.604997       2,469,519
JPMorgan Investment Trust Mid
 Cap Growth Portfolio.........     1.55%          25,943    11.576038         300,322
JPMorgan Investment Trust Mid
 Cap Growth Portfolio.........     1.65%          13,267    11.544207         153,158
JPMorgan Investment Trust Mid
 Cap Growth Portfolio.........     1.85%         369,204    11.503841       4,247,269
JPMorgan Investment Trust Mid
 Cap Growth Portfolio.........     2.15%          24,255    11.443567         277,564
JPMorgan Investment Trust Mid
 Cap Value Portfolio..........     1.35%         237,454    11.866729       2,817,808
JPMorgan Investment Trust Mid
 Cap Value Portfolio..........     1.55%          22,044    19.278041         424,972
JPMorgan Investment Trust Mid
 Cap Value Portfolio..........     1.65%          17,098    11.804566         201,834
JPMorgan Investment Trust Mid
 Cap Value Portfolio..........     1.85%         363,986    11.763304       4,281,673
JPMorgan Investment Trust Mid
 Cap Value Portfolio..........     2.15%          31,840    11.701685         372,585
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%           8,468    12.597739         106,673
Jennison 20/20 Focus
 Portfolio -- Class II........     1.55%           8,136    12.493808         101,647
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%              98    12.474395           1,228
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%          26,703     1.271315          33,948
Jennison 20/20 Focus
 Portfolio -- Class II........     1.70%           1,397     1.268243           1,772
Jennison 20/20 Focus
 Portfolio -- Class II........     1.75%             731    12.371425           9,042

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%           2,286   $ 1.262122  $        2,885
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%          37,495     1.249990          46,869
Jennison Portfolio --
 Class II.....................     1.40%          32,822     6.599289         216,602
Jennison Portfolio --
 Class II.....................     1.55%          16,292     6.544814         106,627
Jennison Portfolio --
 Class II.....................     1.65%         106,705     0.931001          99,342
Jennison Portfolio --
 Class II.....................     1.70%          24,145     0.928754          22,425
Jennison Portfolio --
 Class II.....................     1.75%          20,317     6.480670         131,668
Jennison Portfolio --
 Class II.....................     1.80%          19,102     0.924280          17,655
Jennison Portfolio --
 Class II.....................     2.00%         157,044     0.915377         143,755
Jennison Portfolio --
 Class II.....................     2.35%          24,037     0.904505          21,741
Prudential Value Portfolio --
 Class II.....................     1.40%          48,722     1.188242          57,893
Prudential Value Portfolio --
 Class II.....................     1.55%           6,694     1.179959           7,898
Prudential Value Portfolio --
 Class II.....................     1.65%          87,147     1.174456         102,352
Prudential Value Portfolio --
 Class II.....................     1.70%           5,274     1.171723           6,179
Prudential Value Portfolio --
 Class II.....................     1.80%           3,954     1.166272           4,611
Prudential Value Portfolio --
 Class II.....................     2.00%          73,805     1.155396          85,274
Prudential Value Portfolio --
 Class II.....................     2.10%           1,453     1.155069           1,679
Prudential Value Portfolio --
 Class II.....................     2.15%           6,461     1.149511           7,426
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.40%           2,055     1.008958           2,073
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.55%           6,781     1.001919           6,794
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.75%           4,421     0.992620           4,389
Salomon Brothers Variable All
 Cap Fund -- Class I..........     1.40%       1,999,252     1.333798       2,666,598
Salomon Brothers Variable All
 Cap Fund -- Class I..........     1.55%          49,193     1.321808          65,023
Salomon Brothers Variable All
 Cap Fund -- Class I..........     1.60%          33,179     1.320735          43,821
Salomon Brothers Variable All
 Cap Fund -- Class I..........     1.75%          58,962     1.308873          77,174
Salomon Brothers Variable All
 Cap Fund -- Class I..........     1.90%          38,404     1.302192          50,010
Salomon Brothers Variable High
 Yield Bond Fund --
 Class I......................     1.40%         194,126     1.493640         289,954
Salomon Brothers Variable High
 Yield Bond Fund --
 Class I......................     1.75%           5,144     1.465714           7,539
Salomon Brothers Variable
 Investors Fund -- Class I....     1.40%         653,183     1.242971         811,888
Salomon Brothers Variable
 Investors Fund -- Class I....     1.55%          36,179     1.231762          44,564
Salomon Brothers Variable
 Total Return Fund --
 Class I......................     1.40%         225,603     1.202497         271,288
Salomon Brothers Variable
 Total Return Fund --
 Class I......................     1.75%          46,121     1.180014          54,423
Salomon Brothers Variable
 Total Return Fund --
 Class I......................     1.90%             703     1.173958             826
Wells Fargo Advantage Asset
 Allocation Fund..............     1.85%          10,126     1.170742          11,855
Wells Fargo Advantage Total
 Return Bond Fund.............     1.35%           6,897     1.157855           7,986
Wells Fargo Advantage Equity
 Income Fund..................     1.35%          14,752     1.200923          17,715
Wells Fargo Advantage Equity
 Income Fund..................     1.85%          12,534     1.178478          14,772
Wells Fargo Advantage
 International Core Fund......     1.85%           7,360     1.194669           8,793
Wells Fargo Advantage Large
 Company Growth Fund..........     1.85%           6,863     1.039324           7,132
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.85%           4,601     1.140072           5,246
STI Classic VT Capital
 Appreciation Fund............     1.35%         106,832     1.206733         128,918
STI Classic VT Capital
 Appreciation Fund............     1.55%          11,721     1.204704          14,121
STI Classic VT Capital
 Appreciation Fund............     1.65%          10,522     1.203695          12,665
STI Classic VT Capital
 Appreciation Fund............     1.70%          46,087    12.017338         553,849
STI Classic VT Capital
 Appreciation Fund............     1.85%           6,208    11.958308          74,233
STI Classic VT Capital
 Appreciation Fund............     1.90%           4,494    11.938693          53,650
STI Classic VT Capital
 Appreciation Fund............     2.00%           8,884    11.895944         105,681
STI Classic VT Capital
 Appreciation Fund............     2.05%         164,466    11.880084       1,953,872

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
STI Classic VT Capital
 Appreciation Fund............     2.15%          17,961   $ 1.184114  $       21,268
STI Classic VT Capital
 Appreciation Fund............     2.20%         188,340    11.821731       2,226,502
STI Classic VT Capital
 Appreciation Fund............     2.25%          41,048    11.802364         484,463
STI Classic VT Capital
 Appreciation Fund............     2.35%          28,633    11.760088         336,723
STI Classic VT Capital
 Appreciation Fund............     2.50%          16,411    11.720910         192,352
STI Classic VT Large Cap
 Relative Value Fund..........     1.70%          14,729    15.647881         230,482
STI Classic VT Large Cap
 Relative Value Fund..........     1.85%           1,278    15.571069          19,906
STI Classic VT Large Cap
 Relative Value Fund..........     1.90%             274    15.545557           4,261
STI Classic VT Large Cap
 Relative Value Fund..........     2.00%           1,243    15.489929          19,255
STI Classic VT Large Cap
 Relative Value Fund..........     2.05%          72,746    15.469234       1,125,326
STI Classic VT Large Cap
 Relative Value Fund..........     2.20%          15,155    15.393297         233,287
STI Classic VT Large Cap
 Relative Value Fund..........     2.25%          15,067    15.368081         231,555
STI Classic VT Large Cap
 Relative Value Fund..........     2.35%           9,192    15.313092         140,753
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%           9,250    16.572461         153,301
STI Classic VT Mid-Cap Equity
 Fund.........................     1.85%           2,257    16.491111          37,223
STI Classic VT Mid-Cap Equity
 Fund.........................     1.90%             674    16.464077          11,089
STI Classic VT Mid-Cap Equity
 Fund.........................     2.00%              35    16.405165             568
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%          48,928    16.383287         801,603
STI Classic VT Mid-Cap Equity
 Fund.........................     2.20%          35,649    16.302884         581,177
STI Classic VT Mid-Cap Equity
 Fund.........................     2.25%           4,101    16.276154          66,755
STI Classic VT Mid-Cap Equity
 Fund.........................     2.35%           4,660    16.217892          75,574
STI Classic VT Mid-Cap Equity
 Fund.........................     2.50%           3,658    16.163856          59,120
STI Classic VT Large Cap Value
 Equity Fund..................     1.35%          53,603     1.508288          80,849
STI Classic VT Large Cap Value
 Equity Fund..................     1.55%           4,874     1.505757           7,339
STI Classic VT Large Cap Value
 Equity Fund..................     1.65%           5,610     1.504501           8,440
STI Classic VT Large Cap Value
 Equity Fund..................     1.70%          18,112    15.020205         272,050
STI Classic VT Large Cap Value
 Equity Fund..................     1.85%           3,764    14.946468          56,253
STI Classic VT Large Cap Value
 Equity Fund..................     1.90%           2,046    14.921971          30,528
STI Classic VT Large Cap Value
 Equity Fund..................     2.00%           2,571    14.868562          38,224
STI Classic VT Large Cap Value
 Equity Fund..................     2.05%          49,354    14.848731         732,848
STI Classic VT Large Cap Value
 Equity Fund..................     2.15%           7,926     1.480015          11,731
STI Classic VT Large Cap Value
 Equity Fund..................     2.20%          83,666    14.775851       1,236,238
STI Classic VT Large Cap Value
 Equity Fund..................     2.25%          16,845    14.751626         248,490
STI Classic VT Large Cap Value
 Equity Fund..................     2.35%           6,500    14.698850          95,536
STI Classic VT Large Cap Value
 Equity Fund..................     2.50%           8,136    14.649853         119,189
                                                                       --------------
    SUB-TOTAL.................                                         $7,540,423,203
                                                                       --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund --
 Class I......................     1.35%          23,198   $ 1.356741  $       31,474
AIM V.I. Basic Value Fund --
 Class I......................     1.65%           8,742     1.338366          11,700
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%          14,780     1.095213          16,187
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%          50,614     1.091969          55,269
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%          15,739     1.078055          16,967
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%          13,779     1.515124          20,876
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%          50,325     1.510653          76,023
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%           4,388     1.494598           6,559
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%           5,135     1.078963           5,541
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%          12,466     1.062096          13,241
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%             628    12.422867           7,801
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%           2,813    12.913361          36,321
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%           6,822    11.896916          81,156
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%          10,557    11.705102         123,572
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%           3,813    11.962994          45,619
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%          31,244     1.054958          32,961
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%          93,639     1.039903          97,375
American Funds Bond Fund --
 Class 2......................     1.35%           2,927    13.529681          39,604
American Funds Bond Fund --
 Class 2......................     1.40%           5,075    13.298317          67,494
American Funds Bond Fund --
 Class 2......................     1.65%             551    13.083910           7,206
American Funds Global Growth
 Fund -- Class 2..............     1.35%             896    13.226692          11,853
American Funds Growth Fund --
 Class 2......................     1.35%           4,394    13.753099          60,433
American Funds Growth Fund --
 Class 2......................     1.40%          21,897    13.294487         291,107
American Funds Growth Fund --
 Class 2......................     1.65%           8,186    13.080072         107,072
American Funds Growth Fund --
 Class 2......................     1.70%             458     9.121327           4,181
American Funds Growth-Income
 Fund -- Class 2..............     1.35%          20,560    13.806136         283,857
American Funds Growth-Income
 Fund -- Class 2..............     1.40%          35,353    12.332540         435,989
American Funds Growth-Income
 Fund -- Class 2..............     1.65%           8,904    12.133730         108,041
American Funds Growth-Income
 Fund -- Class 2..............     1.70%             996    12.297253          12,254
American Funds International
 Fund -- Class 2..............     1.35%           3,605    13.274910          47,853
American Funds International
 Fund -- Class 2..............     1.40%           7,155    14.014181         100,268
American Funds International
 Fund -- Class 2..............     1.70%             406    10.540819           4,275
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%           1,265    17.361379          21,964
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%           3,493    13.524634          47,247
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%           5,316    13.506580          71,807
Franklin Income Securities
 Fund -- Class 2..............     1.35%           5,498    13.536847          74,424
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%             216    11.028606           2,385
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%             465    10.882377           5,057
Franklin Real Estate Fund --
 Class 2......................     1.40%             250    23.916634           5,973
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.35%           1,445    12.069992          17,447
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%              79    12.648861           1,000
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%             447    12.444845           5,569
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%           6,965     7.222717          50,308
Franklin Strategic Income
 Fund -- Class 1..............     1.70%             218    13.757636           3,002
Mutual Shares Securities
 Fund -- Class 2..............     1.35%           2,115    16.682684          35,276
Mutual Shares Securities
 Fund -- Class 2..............     1.40%           1,538    15.005045          23,072
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%             714    12.103636           8,641

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               UNITS
                                  FEES       OWNED BY      UNIT FAIR      CONTRACT
                                (NOTE 3)   PARTICIPANTS     VALUE #      LIABILITY
                                --------  ---------------  ----------  --------------
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%             118   $11.619174  $        1,374
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%           1,205    10.955610          13,204
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%             437    13.610814           5,944
Templeton Growth Securities
 Fund -- Class 2..............     1.35%           1,171    14.202369          16,625
Templeton Growth Securities
 Fund -- Class 2..............     1.40%           5,874    13.301155          78,131
Templeton Growth Securities
 Fund -- Class 2..............     1.65%          14,890    13.086713         194,855
Templeton Growth Securities
 Fund -- Class 2..............     1.70%           3,938    12.931649          50,929
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%           1,149    16.585481          19,063
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%             377    16.563333           6,252
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%          35,865     1.178754          42,276
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.70%          13,000     1.223989          15,912
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%           1,575     2.054889           3,236
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%          18,299     1.284367          23,502
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%           1,873     1.219069           2,284
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%          43,838     1.095104          48,007
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%         101,650     0.989530         100,585
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%             439     8.482700           3,726
MFS Emerging Growth Series --
 Class INIT...................     1.40%             458     8.066515           3,693
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%           1,682     8.357967          14,058
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%             467     7.998221           3,736
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%           1,273     7.869212          10,017
MFS Investors Trust Series --
 Class INIT...................     1.35%             414     9.981433           4,130
MFS Investors Trust Series --
 Class INIT...................     1.40%           1,341     8.868538          11,892
MFS Investors Trust Series --
 Class INIT...................     1.70%           1,183     8.634465          10,217
MFS New Discovery Series --
 Class INIT...................     1.35%           1,189    13.638280          16,216
MFS New Discovery Series --
 Class INIT...................     1.40%             364    12.574696           4,579
MFS New Discovery Series --
 Class INIT...................     1.70%             748     8.188042           6,126
MFS Total Return Series --
 Class INIT...................     1.35%           6,153    14.061192          86,515
MFS Total Return Series --
 Class INIT...................     1.40%           7,821    13.097240         102,427
MFS Total Return Series --
 Class INIT...................     1.70%           1,063    12.206927          12,982
Nations Marsico International
 Opportunities Portfolio......     1.70%          14,090     1.484030          20,910
Nations Marsico Focused
 Equities Portfolio...........     1.70%          29,909     1.178027          35,234
Nations Small Company
 Portfolio....................     1.70%          12,855     1.099997          14,140
Nations Value Portfolio.......     1.70%          29,210     1.120243          32,723
                                                                       --------------
    SUB-TOTAL.................                                         $    3,648,801
                                                                       --------------
GRAND TOTAL...................                                         $7,544,072,004
                                                                       ==============

# Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                             AIM V.I.
                            AGGRESSIVE   AIM V.I. BASIC   AIM V.I. BLUE
                           GROWTH FUND     VALUE FUND       CHIP FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  --          $    81,802      $ 116,292
                            ----------     -----------      ---------
EXPENSE:
  Mortality and expense
   risk charges..........     (315,939)     (1,558,620)      (353,704)
                            ----------     -----------      ---------
    Net investment income
     (loss)..............     (315,939)     (1,476,818)      (237,412)
                            ----------     -----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            1,043,911        --
                            ----------     -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      169,179       1,090,959        235,354
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      840,302       2,872,044        331,336
                            ----------     -----------      ---------
    Net gain (loss) on
     investments.........    1,009,481       3,963,003        566,690
                            ----------     -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  693,542     $ 3,530,096      $ 329,278
                            ==========     ===========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                           AIM V.I. CAPITAL                         AIM V.I.          AIM V.I.                        AIM V.I.
                             APPRECIATION      AIM V.I. CORE      DEMOGRAPHIC        GOVERNMENT     AIM V.I. HIGH   INTERNATIONAL
                                 FUND           EQUITY FUND       TRENDS FUND     SECURITIES FUND     YIELD FUND     GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ----------------  ----------------  ----------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   11,413          $ 2,831          $ --             $ 5,849,778       $ 157,257      $  137,287
                              ----------          -------          ---------        -----------       ---------      ----------
EXPENSE:
  Mortality and expense
   risk charges..........       (295,566)          (1,220)          (151,319)        (2,689,731)        (32,138)       (255,526)
                              ----------          -------          ---------        -----------       ---------      ----------
    Net investment income
     (loss)..............       (284,153)           1,611           (151,319)         3,160,047         125,119        (118,239)
                              ----------          -------          ---------        -----------       ---------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                 --                --               --              --
                              ----------          -------          ---------        -----------       ---------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        198,707               11             83,443            (12,687)         43,938         176,916
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,324,586            3,747            423,378         (3,133,137)       (157,304)      2,715,870
                              ----------          -------          ---------        -----------       ---------      ----------
    Net gain (loss) on
     investments.........      1,523,293            3,758            506,821         (3,145,824)       (113,366)      2,892,786
                              ----------          -------          ---------        -----------       ---------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,239,140          $ 5,369          $ 355,502        $    14,223       $  11,753      $2,774,547
                              ==========          =======          =========        ===========       =========      ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AIM V.I. MID CAP   AIM V.I. PREMIER    AIM V.I. SMALL
                           CORE EQUITY FUND      EQUITY FUND     CAP EQUITY FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $   558,152        $   821,330        $ --
                              -----------        -----------        ---------
EXPENSE:
  Mortality and expense
   risk charges..........      (1,714,580)        (1,361,115)        (171,338)
                              -----------        -----------        ---------
    Net investment income
     (loss)..............      (1,156,428)          (539,785)        (171,338)
                              -----------        -----------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................       3,411,805           --                --
                              -----------        -----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          73,959             79,171           22,544
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,424,511          4,325,066          828,383
                              -----------        -----------        ---------
    Net gain (loss) on
     investments.........       3,498,470          4,404,237          850,927
                              -----------        -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 5,753,847        $ 3,864,452        $ 679,589
                              ===========        ===========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                              AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS
                            AIM V.I. LARGE   ASSET ALLOCATION  BLUE CHIP INCOME   AMERICAN FUNDS    GLOBAL GROWTH   AMERICAN FUNDS
                           CAP GROWTH FUND         FUND         AND GROWTH FUND      BOND FUND          FUND          GROWTH FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  -----------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $--             $ 8,101,660        $ 1,834,613       $ 9,506,335      $   540,994     $  5,496,858
                               -------         -----------        -----------       -----------      -----------     ------------
EXPENSE:
  Mortality and expense
   risk charges..........       (3,062)         (5,671,545)        (3,093,289)       (4,109,394)      (1,283,284)     (12,251,752)
                               -------         -----------        -----------       -----------      -----------     ------------
    Net investment income
     (loss)..............       (3,062)          2,430,115         (1,258,676)        5,396,941         (742,290)      (6,754,894)
                               -------         -----------        -----------       -----------      -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................          875            --                 --                --               --               --
                               -------         -----------        -----------       -----------      -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (463)            665,333            417,291           296,251          765,915        2,656,638
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       29,871          22,879,864         11,353,917        (5,728,533)      10,092,094      110,356,452
                               -------         -----------        -----------       -----------      -----------     ------------
    Net gain (loss) on
     investments.........       29,408          23,545,197         11,771,208        (5,432,282)      10,858,009      113,013,090
                               -------         -----------        -----------       -----------      -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $27,221         $25,975,312        $10,512,532       $   (35,341)     $10,115,719     $106,258,196
                               =======         ===========        ===========       ===========      ===========     ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AMERICAN FUNDS   AMERICAN FUNDS
                            GROWTH-INCOME    INTERNATIONAL   AMERICAN FUNDS
                                FUND             FUND        NEW WORLD FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 10,643,265      $ 2,638,747      $  465,174
                            ------------      -----------      ----------
EXPENSE:
  Mortality and expense
   risk charges..........    (12,212,128)      (2,546,592)       (602,767)
                            ------------      -----------      ----------
    Net investment income
     (loss)..............     (1,568,863)          92,155        (137,593)
                            ------------      -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      3,000,208         --               --
                            ------------      -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      2,073,929          330,729         349,855
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     30,307,184       31,056,761       6,748,258
                            ------------      -----------      ----------
    Net gain (loss) on
     investments.........     32,381,113       31,387,490       7,098,113
                            ------------      -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 33,812,458      $31,479,645      $6,960,520
                            ============      ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL                                          EVERGREEN VA                        EVERGREEN VA
                           CAPITALIZATION     EVERGREEN VA      EVERGREEN VA     INTERNATIONAL      EVERGREEN VA     SPECIAL VALUES
                                FUND         BALANCED FUND      GROWTH FUND       EQUITY FUND        OMEGA FUND           FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ---------------  ----------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $   629,755         $1,313           $--               $ 6,578           -$-              $  39,593
                             -----------         ------           -------           -------            -----           ---------
EXPENSE:
  Mortality and expense
   risk charges..........     (1,092,138)          (946)           (2,385)           (2,023)             (85)            (21,327)
                             -----------         ------           -------           -------            -----           ---------
    Net investment income
     (loss)..............       (462,383)           367            (2,385)            4,555              (85)             18,266
                             -----------         ------           -------           -------            -----           ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                --                --                --                 287,508
                             -----------         ------           -------           -------            -----           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        255,665             29               188                76                1                 276
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     14,970,739          2,139            15,446            27,698              189            (187,046)
                             -----------         ------           -------           -------            -----           ---------
    Net gain (loss) on
     investments.........     15,226,404          2,168            15,634            27,774              190            (186,770)
                             -----------         ------           -------           -------            -----           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $14,764,021         $2,535           $13,249           $32,329            $ 105           $ 119,004
                             ===========         ======           =======           =======            =====           =========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             EVERGREEN VA    FRANKLIN RISING
                             FUNDAMENTAL        DIVIDENDS      FRANKLIN INCOME
                            LARGE CAP FUND   SECURITIES FUND   SECURITIES FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  297         $ 1,314,903       $ 18,983,012
                                ------         -----------       ------------
EXPENSE:
  Mortality and expense
   risk charges..........         (192)         (2,553,581)        (9,123,305)
                                ------         -----------       ------------
    Net investment income
     (loss)..............          105          (1,238,678)         9,859,707
                                ------         -----------       ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --                  896,836          1,647,556
                                ------         -----------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            5              66,293             93,205
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          916           5,221,393        (11,368,941)
                                ------         -----------       ------------
    Net gain (loss) on
     investments.........          921           5,287,686        (11,275,736)
                                ------         -----------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,026         $ 4,945,844       $    231,527
                                ======         ===========       ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                            FRANKLIN LARGE                   FRANKLIN SMALL-   FRANKLIN STRATEGIC   FRANKLIN FLEX CAP
                              CAP GROWTH     FRANKLIN REAL    MID CAP GROWTH         INCOME               GROWTH
                           SECURITIES FUND    ESTATE FUND    SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ----------------  --------------  ----------------  -------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 261,478        $ 105,975       $  --               $ 5,810,797           $  5,318
                              ---------        ---------       -----------         -----------           --------
EXPENSE:
  Mortality and expense
   risk charges..........      (779,167)        (106,372)       (1,580,542)         (2,099,329)           (34,919)
                              ---------        ---------       -----------         -----------           --------
    Net investment income
     (loss)..............      (517,689)            (397)       (1,580,542)          3,711,468            (29,601)
                              ---------        ---------       -----------         -----------           --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               455,833          --                   955,252           --
                              ---------        ---------       -----------         -----------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         6,810          410,573           719,257              68,971              2,090
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       613,127          (48,479)        3,910,936          (4,412,724)           302,947
                              ---------        ---------       -----------         -----------           --------
    Net gain (loss) on
     investments.........       619,937          362,094         4,630,193          (4,343,753)           305,037
                              ---------        ---------       -----------         -----------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 102,248        $ 817,530       $ 3,049,651         $   322,967           $275,436
                              =========        =========       ===========         ===========           ========

                            FRANKLIN LARGE
                              CAP VALUE
                           SECURITIES FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  8,594
                               --------
EXPENSE:
  Mortality and expense
   risk charges..........       (10,052)
                               --------
    Net investment income
     (loss)..............        (1,458)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,328)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        47,071
                               --------
    Net gain (loss) on
     investments.........        43,743
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 42,285
                               ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                TEMPLETON
                                                DEVELOPING        TEMPLETON
                            MUTUAL SHARES        MARKETS           FOREIGN
                           SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $ 3,577,467        $  350,634       $ 1,612,844
                             -----------        ----------       -----------
EXPENSE:
  Mortality and expense
   risk charges..........     (6,612,654)         (437,862)       (2,349,963)
                             -----------        ----------       -----------
    Net investment income
     (loss)..............     (3,035,187)          (87,228)         (737,119)
                             -----------        ----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................      1,343,550          --                --
                             -----------        ----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        533,444           177,188           205,754
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     38,917,029         6,566,608        13,778,825
                             -----------        ----------       -----------
    Net gain (loss) on
     investments.........     39,450,473         6,743,796        13,984,579
                             -----------        ----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $37,758,836        $6,656,568       $13,247,460
                             ===========        ==========       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                           TEMPLETON GLOBAL      TEMPLETON                                              HARTFORD TOTAL
                           ASSET ALLOCATION        GROWTH       MUTUAL DISCOVERY   HARTFORD ADVISERS   RETURN BOND HLS
                                 FUND         SECURITIES FUND    SECURITIES FUND        HLS FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (D)
                           -----------------  ----------------  -----------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ 135,710        $ 2,860,335        $  601,614         $ 1,215,685        $ 6,531,513
                               ---------        -----------        ----------         -----------        -----------
EXPENSE:
  Mortality and expense
   risk charges..........        (48,522)        (4,308,846)         (791,291)           (755,345)        (1,715,131)
                               ---------        -----------        ----------         -----------        -----------
    Net investment income
     (loss)..............         87,188         (1,448,511)         (189,677)            460,340          4,816,382
                               ---------        -----------        ----------         -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                --                 2,378,943            672,299
                               ---------        -----------        ----------         -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        135,024            170,816           112,098             434,357             21,368
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (159,704)        22,848,525         6,716,736          (1,121,032)        (5,205,058)
                               ---------        -----------        ----------         -----------        -----------
    Net gain (loss) on
     investments.........        (24,680)        23,019,341         6,828,834            (686,675)        (5,183,690)
                               ---------        -----------        ----------         -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  62,508        $21,570,830        $6,639,157         $ 2,152,608        $   304,991
                               =========        ===========        ==========         ===========        ===========

                           HARTFORD CAPITAL   HARTFORD DIVIDEND
                           APPRECIATION HLS     AND GROWTH HLS
                                 FUND                FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $   465,619        $   946,748
                              -----------        -----------
EXPENSE:
  Mortality and expense
   risk charges..........      (1,352,060)        (1,074,730)
                              -----------        -----------
    Net investment income
     (loss)..............        (886,441)          (127,982)
                              -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................      10,980,178          2,596,180
                              -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,386,904            174,374
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,626,626)          (318,205)
                              -----------        -----------
    Net gain (loss) on
     investments.........        (239,722)          (143,831)
                              -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,854,015        $ 2,324,367
                              ===========        ===========

(d)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS     ADVISERS HLS    COMMUNICATIONS
                              HLS FUND            FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 89            $12,635            $149
                                ----            -------            ----
EXPENSE:
  Mortality and expense
   risk charges..........        (95)            (4,896)            (57)
                                ----            -------            ----
    Net investment income
     (loss)..............         (6)             7,739              92
                                ----            -------            ----
CAPITAL GAINS INCOME
 (LOSS)..................        262            --                   11
                                ----            -------            ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          7             (3,054)             48
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        261              2,359             532
                                ----            -------            ----
    Net gain (loss) on
     investments.........        268               (695)            580
                                ----            -------            ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $524            $ 7,044            $683
                                ====            =======            ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL                        HARTFORD GLOBAL   HARTFORD GLOBAL      HARTFORD
                             SERVICES HLS    HARTFORD GLOBAL     LEADERS HLS     TECHNOLOGY HLS     DISCIPLINED     HARTFORD GROWTH
                                 FUND        HEALTH HLS FUND         FUND             FUND        EQUITY HLS FUND      HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------  ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $1,862           $--               $ 10,619         $    117          $  7,894         $ --
                                ------           --------          --------         --------          --------         ---------
EXPENSE:
  Mortality and expense
   risk charges..........         (909)           (10,695)          (28,377)          (5,767)          (11,512)             (312)
                                ------           --------          --------         --------          --------         ---------
    Net investment income
     (loss)..............          953            (10,695)          (17,758)          (5,650)           (3,618)             (312)
                                ------           --------          --------         --------          --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................           61             59,322           --               --                --                  1,001
                                ------           --------          --------         --------          --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          196              7,246           (15,178)         (15,473)            3,680                10
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,282             31,440            54,507           64,342            41,707               131
                                ------           --------          --------         --------          --------         ---------
    Net gain (loss) on
     investments.........        4,478             38,686            39,329           48,869            45,387               141
                                ------           --------          --------         --------          --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $5,492           $ 87,313          $ 21,571         $ 43,219          $ 41,769         $     830
                                ======           ========          ========         ========          ========         =========


                           HARTFORD GROWTH
                            OPPORTUNITIES
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ---------
EXPENSE:
  Mortality and expense
   risk charges..........          (576)
                              ---------
    Net investment income
     (loss)..............          (576)
                              ---------
CAPITAL GAINS INCOME
 (LOSS)..................         5,044
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           272
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,788
                              ---------
    Net gain (loss) on
     investments.........         3,060
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $   7,528
                              =========

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                HARTFORD
                                                             INTERNATIONAL
                                                                CAPITAL
                            HARTFORD HIGH   HARTFORD INDEX    APPRECIATION
                           YIELD HLS FUND      HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 26,356         $ 22,960         $ 1,333
                              --------         --------         -------
EXPENSE:
  Mortality and expense
   risk charges..........       (5,431)         (18,427)         (2,900)
                              --------         --------         -------
    Net investment income
     (loss)..............       20,925            4,533          (1,567)
                              --------         --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................      --                44,884          11,927
                              --------         --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,227           (6,804)            204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (20,752)          (2,765)         11,390
                              --------         --------         -------
    Net gain (loss) on
     investments.........      (19,525)          (9,569)         11,594
                              --------         --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  1,400         $ 39,848         $21,954
                              ========         ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                              HARTFORD        HARTFORD                                                              HARTFORD
                           INTERNATIONAL   INTERNATIONAL                                                            MORTGAGE
                           SMALL COMPANY   OPPORTUNITIES   HARTFORD MIDCAP   HARTFORD MIDCAP    HARTFORD MONEY   SECURITIES HLS
                              HLS FUND        HLS FUND         HLS FUND       VALUE HLS FUND   MARKET HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 1,832        $  --             $  3,465          $   492         $ 3,050,961         $18,276
                              -------        ----------        --------          -------         -----------         -------
EXPENSE:
  Mortality and expense
   risk charges..........        (927)         (155,285)        (64,562)          (7,011)         (1,822,848)         (6,361)
                              -------        ----------        --------          -------         -----------         -------
    Net investment income
     (loss)..............         905          (155,285)        (61,097)          (6,519)          1,228,113          11,915
                              -------        ----------        --------          -------         -----------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       9,612           --              745,844           46,495            --               --
                              -------        ----------        --------          -------         -----------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         286            67,116          82,312            5,079            --                  (547)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,386)        1,192,318         (48,444)          (8,201)           --                (7,911)
                              -------        ----------        --------          -------         -----------         -------
    Net gain (loss) on
     investments.........      (1,100)        1,259,434          33,868           (3,122)           --                (8,458)
                              -------        ----------        --------          -------         -----------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,417        $1,104,149        $718,615          $36,854         $ 1,228,113         $ 3,457
                              =======        ==========        ========          =======         ===========         =======


                           HARTFORD SMALL
                             COMPANY HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $  --
                             ----------
EXPENSE:
  Mortality and expense
   risk charges..........      (164,635)
                             ----------
    Net investment income
     (loss)..............      (164,635)
                             ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       222,887
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,575,058
                             ----------
    Net gain (loss) on
     investments.........     1,797,945
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,633,310
                             ==========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            HARTFORD U.S.
                              HARTFORD                        GOVERNMENT
                           SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                              HLS FUND         HLS FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   188        $  466,779       $ 16,969
                               -------        ----------       --------
EXPENSE:
  Mortality and expense
   risk charges..........       (1,408)         (510,119)        (8,200)
                               -------        ----------       --------
    Net investment income
     (loss)..............       (1,220)          (43,340)         8,769
                               -------        ----------       --------
CAPITAL GAINS INCOME
 (LOSS)..................        9,656           --             --
                               -------        ----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          159               291          6,088
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,878         2,282,029        (16,456)
                               -------        ----------       --------
    Net gain (loss) on
     investments.........        3,037         2,282,320        (10,368)
                               -------        ----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $11,473        $2,238,980       $ (1,599)
                               =======        ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                           HARTFORD VALUE   HARTFORD EQUITY    HUNTINGTON VA   HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES       INCOME HLS      INCOME EQUITY  DIVIDEND CAPTURE  HUNTINGTON VA
                              HLS FUND        HLS FUND            FUND             FUND             FUND         GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ------------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 4,041         $ 1,615            $ 279           $ 21,048         $ 68,241        $  3,693
                              -------         -------            -----           --------         --------        --------
EXPENSE:
  Mortality and expense
   risk charges..........      (2,810)         (1,507)            (132)           (23,959)         (43,247)        (14,456)
                              -------         -------            -----           --------         --------        --------
    Net investment income
     (loss)..............       1,231             108              147             (2,911)          24,994         (10,763)
                              -------         -------            -----           --------         --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................       2,563           2,928          --                  --              105,601             223
                              -------         -------            -----           --------         --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,457             140                2              1,212              193           2,572
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,037           6,431              129             20,609          (76,949)          3,234
                              -------         -------            -----           --------         --------        --------
    Net gain (loss) on
     investments.........       6,494           6,571              131             21,821          (76,756)          5,806
                              -------         -------            -----           --------         --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $10,288         $ 9,607            $ 278           $ 18,910         $ 53,839        $ (4,734)
                              =======         =======            =====           ========         ========        ========

                            HUNTINGTON VA
                           MID CORP AMERICA
                                 FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  1,499
                               --------
EXPENSE:
  Mortality and expense
   risk charges..........       (26,473)
                               --------
    Net investment income
     (loss)..............       (24,974)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................         2,008
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,630
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       175,635
                               --------
    Net gain (loss) on
     investments.........       178,265
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $155,299
                               ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           HUNTINGTON VA   HUNTINGTON VA      HUNTINGTON VA
                            NEW ECONOMY   ROTATING MARKETS    INTERNATIONAL
                               FUND             FUND           EQUITY FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (E)
                           -------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ --             $  6,394            $  226
                             --------         --------            ------
EXPENSE:
  Mortality and expense
   risk charges..........     (20,708)         (18,234)             (223)
                             --------         --------            ------
    Net investment income
     (loss)..............     (20,708)         (11,840)                3
                             --------         --------            ------
CAPITAL GAINS INCOME
 (LOSS)..................         955           19,416                76
                             --------         --------            ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         722            2,858                41
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     149,969           66,284             3,068
                             --------         --------            ------
    Net gain (loss) on
     investments.........     150,691           69,142             3,109
                             --------         --------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $130,938         $ 76,718            $3,188
                             ========         ========            ======

(e)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                             HUNTINGTON VA      HUNTINGTON VA    MFS CAPITAL
                           HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP  OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                           MACRO 100 FUND   SECURITIES FUND         FUND           SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ---------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   323          $--                 $    40        $ 120,354     $   --          $  30,081
                              -------            -----             -------        ---------     -----------     ---------
EXPENSE:
  Mortality and expense
   risk charges..........      (3,425)             (71)             (9,642)        (242,080)       (259,396)     (136,933)
                              -------            -----             -------        ---------     -----------     ---------
    Net investment income
     (loss)..............      (3,102)             (71)             (9,602)        (121,726)       (259,396)     (106,852)
                              -------            -----             -------        ---------     -----------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --                    5,199          --              --            151,729
                              -------            -----             -------        ---------     -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         301          --                    1,012         (748,019)     (1,304,343)      129,828
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      18,331               44              76,641          848,690       2,798,787       231,490
                              -------            -----             -------        ---------     -----------     ---------
    Net gain (loss) on
     investments.........      18,632               44              77,653          100,671       1,494,444       361,318
                              -------            -----             -------        ---------     -----------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $15,530            $ (27)            $73,250        $ (21,055)    $ 1,235,048     $ 406,195
                              =======            =====             =======        =========     ===========     =========


                           MFS HIGH INCOME
                               SERIES
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $ 4,700,849
                             -----------
EXPENSE:
  Mortality and expense
   risk charges..........     (1,227,365)
                             -----------
    Net investment income
     (loss)..............      3,473,484
                             -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        394,942
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (3,454,330)
                             -----------
    Net gain (loss) on
     investments.........     (3,059,388)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   414,096
                             ===========

(e)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           MFS INVESTORS
                           GROWTH STOCK   MFS INVESTORS   MFS MID CAP
                              SERIES      TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  105,227     $   433,344     $  --
                            ----------     -----------     ----------
EXPENSE:
  Mortality and expense
   risk charges..........     (476,189)     (1,410,571)      (688,302)
                            ----------     -----------     ----------
    Net investment income
     (loss)..............     (370,962)       (977,227)      (688,302)
                            ----------     -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --             --
                            ----------     -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (442,556)         72,063        191,232
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,524,731       6,341,366      1,037,831
                            ----------     -----------     ----------
    Net gain (loss) on
     investments.........    1,082,175       6,413,429      1,229,063
                            ----------     -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  711,213     $ 5,436,202     $  540,761
                            ==========     ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                                                                        MFS RESEARCH
                               MFS NEW       MFS TOTAL RETURN                       MFS RESEARCH       INTERNATIONAL
                           DISCOVERY SERIES       SERIES       MFS VALUE SERIES     BOND SERIES            SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --             $ 6,021,552        $ 131,552           $--                 $ 4,756
                              ----------       -----------        ---------           --------            -------
EXPENSE:
  Mortality and expense
   risk charges..........       (859,296)       (5,103,627)        (321,176)           (13,290)            (4,302)
                              ----------       -----------        ---------           --------            -------
    Net investment income
     (loss)..............       (859,296)          917,925         (189,624)           (13,290)               454
                              ----------       -----------        ---------           --------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              11,805,236          391,864           --                   11,482
                              ----------       -----------        ---------           --------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (15,606)          619,090           53,676             (1,080)               704
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,764,032        (8,940,057)         691,568             12,617             49,628
                              ----------       -----------        ---------           --------            -------
    Net gain (loss) on
     investments.........      3,748,426        (8,320,967)         745,244             11,537             50,332
                              ----------       -----------        ---------           --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,889,130       $ 4,402,194        $ 947,484           $ (1,753)           $62,268
                              ==========       ===========        =========           ========            =======


                              MFS RESEARCH      MERCURY GLOBAL
                                 SERIES        GROWTH V.I. FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (F)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                $ 2,396
                                -------            -------
EXPENSE:
  Mortality and expense
   risk charges..........        (3,817)            (3,742)
                                -------            -------
    Net investment income
     (loss)..............        (3,817)            (1,346)
                                -------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --
                                -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           424             24,150
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        26,755              1,946
                                -------            -------
    Net gain (loss) on
     investments.........        27,179             26,096
                                -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $23,362            $24,750
                                =======            =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             NATIONS MARSICO
                            MERCURY LARGE     INTERNATIONAL   NATIONS HIGH
                           CAP GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                                 FUND           PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............      $  2,562        $   32,488      $  50,666
                               --------        ----------      ---------
EXPENSE:
  Mortality and expense
   risk charges..........       (23,199)         (635,438)      (590,503)
                               --------        ----------      ---------
    Net investment income
     (loss)..............       (20,637)         (602,950)      (539,837)
                               --------        ----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                688,713         89,640
                               --------        ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         7,932           259,353        (19,757)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       125,809         5,636,405        523,770
                               --------        ----------      ---------
    Net gain (loss) on
     investments.........       133,741         5,895,758        504,013
                               --------        ----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $113,104        $5,981,521      $  53,816
                               ========        ==========      =========

(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                               NATIONS      NATIONS MARSICO   NATIONS ASSET                    NATIONS MARSICO  NATIONS MARSICO
                            INTERNATIONAL   FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO    21ST CENTURY     MIDCAP GROWTH
                           VALUE PORTFOLIO     PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $    55,154       $ --             $   1,532       $ --              $ --            $  --
                             -----------       ----------       ---------       ----------        ---------       ----------
EXPENSE:
  Mortality and expense
   risk charges..........        (59,695)        (584,956)       (186,924)        (531,356)        (118,178)        (626,086)
                             -----------       ----------       ---------       ----------        ---------       ----------
    Net investment income
     (loss)..............         (4,541)        (584,956)       (185,392)        (531,356)        (118,178)        (626,086)
                             -----------       ----------       ---------       ----------        ---------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................      1,067,501         --               --              --                --             2,448,384
                             -----------       ----------       ---------       ----------        ---------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         91,719          339,623          66,770          179,066           36,781          127,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,001,859)       2,933,353         401,839        2,027,694          589,185         (651,296)
                             -----------       ----------       ---------       ----------        ---------       ----------
    Net gain (loss) on
     investments.........       (910,140)       3,272,976         468,609        2,206,760          625,966         (523,362)
                             -----------       ----------       ---------       ----------        ---------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   152,820       $2,688,020       $ 283,217       $1,675,404        $ 507,788       $1,298,936
                             ===========       ==========       =========       ==========        =========       ==========

                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $  --
                            ----------
EXPENSE:
  Mortality and expense
   risk charges..........     (419,757)
                            ----------
    Net investment income
     (loss)..............     (419,757)
                            ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      160,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,321,660
                            ----------
    Net gain (loss) on
     investments.........    1,481,709
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,061,952
                            ==========

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                              JPMORGAN
                                          INVESTMENT TRUST      JPMORGAN
                           NATIONS VALUE      BALANCED      INVESTMENT TRUST
                             PORTFOLIO       PORTFOLIO       BOND PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           -------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  --             $ 31,600         $ 420,623
                            ----------        --------         ---------
EXPENSE:
  Mortality and expense
   risk charges..........     (714,292)        (22,729)         (261,042)
                            ----------        --------         ---------
    Net investment income
     (loss)..............     (714,292)          8,871           159,581
                            ----------        --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      366,549         --                --
                            ----------        --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      173,202            (346)              410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,926,170           7,434           (37,102)
                            ----------        --------         ---------
    Net gain (loss) on
     investments.........    3,099,372           7,088           (36,692)
                            ----------        --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,751,629        $ 15,959         $ 122,889
                            ==========        ========         =========

(h) Formerly One Group-Registered Trademark- Investment Trust Balanced Portfolio Sub-Account. Change effective May 1, 2005.
(i) Formerly One Group-Registered Trademark- Investment Trust Bond Portfolio Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                JPMORGAN           JPMORGAN          JPMORGAN          JPMORGAN          JPMORGAN
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID     EQUITY INDEX       GOVERNMENT        LARGE CAP
                               PORTFOLIO        CAP PORTFOLIO       PORTFOLIO       BOND PORTFOLIO   GROWTH PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)   SUB-ACCOUNT (L)   SUB-ACCOUNT (M)   SUB-ACCOUNT (N)
                           ------------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 25,025           $   305          $ 130,241         $ 224,421          $   495
                                --------           -------          ---------         ---------          -------
EXPENSE:
  Mortality and expense
   risk charges..........        (61,852)           (5,687)          (218,538)         (109,615)          (1,759)
                                --------           -------          ---------         ---------          -------
    Net investment income
     (loss)..............        (36,827)           (5,382)           (88,297)          114,806           (1,264)
                                --------           -------          ---------         ---------          -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   7,349            --                --               --
                                --------           -------          ---------         ---------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (293)              377               (991)              150            3,875
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        163,337            54,026            754,365           (45,130)           2,978
                                --------           -------          ---------         ---------          -------
    Net gain (loss) on
     investments.........        163,044            54,403            753,374           (44,980)           6,853
                                --------           -------          ---------         ---------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $126,217           $56,370          $ 665,077         $  69,826          $ 5,589
                                ========           =======          =========         =========          =======

                               JPMORGAN          JPMORGAN
                           INVESTMENT TRUST  INVESTMENT TRUST
                            MID CAP GROWTH    MID CAP VALUE
                              PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT (O)   SUB-ACCOUNT (P)
                           ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--               $ 19,937
                               --------          --------
EXPENSE:
  Mortality and expense
   risk charges..........       (79,398)          (77,749)
                               --------          --------
    Net investment income
     (loss)..............       (79,398)          (57,812)
                               --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                230,560
                               --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,491               254
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       616,075           229,923
                               --------          --------
    Net gain (loss) on
     investments.........       617,566           230,177
                               --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $538,168          $402,925
                               ========          ========

(j) Formerly One Group-Registered Trademark- Investment Trust Diversified Equity Portfolio Sub-Account. Change effective May 1, 2005.
(k) Formerly One Group-Registered Trademark- Investment Trust Diversified Mid Cap Portfolio Sub-Account. Change effective May 1, 2005.
(l) Formerly One Group-Registered Trademark- Investment Trust Equity Index Portfolio Sub-Account. Change effective May 1, 2005.
(m) Formerly One Group-Registered Trademark- Investment Trust Government Bond Portfolio Sub-Account. Change effective May 1, 2005.
(n) Formerly One Group-Registered Trademark- Investment Trust Large Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(o) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(p) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Value Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           JENNISON 20/20    JENNISON    PRUDENTIAL VALUE
                           FOCUS PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--           $ --            $ 2,179
                               -------       --------        -------
EXPENSE:
  Mortality and expense
   risk charges..........       (3,915)       (10,866)        (4,376)
                               -------       --------        -------
    Net investment income
     (loss)..............       (3,915)       (10,866)        (2,197)
                               -------       --------        -------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --            --
                               -------       --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,578        (11,367)         3,658
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       49,813        106,515         32,952
                               -------       --------        -------
    Net gain (loss) on
     investments.........       54,391         95,148         36,610
                               -------       --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $50,476       $ 84,282        $34,413
                               =======       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                                                       SALOMON                               SALOMON
                            SP WILLIAM BLAIR        SALOMON       BROTHERS VARIABLE       SALOMON       BROTHERS VARIABLE
                             INTERNATIONAL     BROTHERS VARIABLE   HIGH YIELD BOND   BROTHERS VARIABLE    TOTAL RETURN
                            GROWTH PORTFOLIO     ALL CAP FUND           FUND          INVESTORS FUND          FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............         $  13            $ 24,799           $ 17,616           $ 10,028            $ 6,447
                                  -----            --------           --------           --------            -------
EXPENSE:
  Mortality and expense
   risk charges..........          (102)            (35,844)            (3,836)           (10,249)            (4,484)
                                  -----            --------           --------           --------            -------
    Net investment income
     (loss)..............           (89)            (11,045)            13,780               (221)             1,963
                                  -----            --------           --------           --------            -------
CAPITAL GAINS INCOME
 (LOSS)..................           263               2,043              4,908            --                   2,099
                                  -----            --------           --------           --------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             8               4,832              2,783                569              5,217
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           775              75,660            (14,647)            41,739             (6,477)
                                  -----            --------           --------           --------            -------
    Net gain (loss) on
     investments.........           783              80,492            (11,864)            42,308             (1,260)
                                  -----            --------           --------           --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ 957            $ 71,490           $  6,824           $ 42,087            $ 2,802
                                  =====            ========           ========           ========            =======


                             WELLS FARGO
                           ADVANTAGE ASSET
                           ALLOCATION FUND
                           SUB-ACCOUNT (Q)
                           ----------------
INVESTMENT INCOME:
  Dividends..............       $ 239
                                -----
EXPENSE:
  Mortality and expense
   risk charges..........        (213)
                                -----
    Net investment income
     (loss)..............          26
                                -----
CAPITAL GAINS INCOME
 (LOSS)..................         252
                                -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          73
                                -----
    Net gain (loss) on
     investments.........          75
                                -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 353
                                =====

(q) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              WELLS FARGO                           WELLS FARGO
                            ADVANTAGE TOTAL      WELLS FARGO         ADVANTAGE
                              RETURN BOND      ADVANTAGE EQUITY    INTERNATIONAL
                                  FUND           INCOME FUND         CORE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (R)    SUB-ACCOUNT (S)
                           ------------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............         $115              $  341              $150
                                  ----              ------              ----
EXPENSE:
  Mortality and expense
   risk charges..........          (40)               (336)              (96)
                                  ----              ------              ----
    Net investment income
     (loss)..............           75                   5                54
                                  ----              ------              ----
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --                    148
                                  ----              ------              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                        2                 2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (88)              1,217               378
                                  ----              ------              ----
    Net gain (loss) on
     investments.........          (88)              1,219               380
                                  ----              ------              ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(13)             $1,224              $582
                                  ====              ======              ====

(a)  From inception, May 2, 2005 to December 31, 2005.
(r) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(s) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                             WELLS FARGO                       STI CLASSIC VT    STI CLASSIC VT
                           ADVANTAGE LARGE     WELLS FARGO        CAPITAL          LARGE CAP       STI CLASSIC VT   STI CLASSIC VT
                            COMPANY GROWTH   ADVANTAGE SMALL    APPRECIATION     RELATIVE VALUE    MID-CAP EQUITY  LARGE CAP VALUE
                                 FUND        CAP GROWTH FUND        FUND              FUND              FUND         EQUITY FUND
                           SUB-ACCOUNT (T)   SUB-ACCOUNT (U)    SUB-ACCOUNT     SUB-ACCOUNT (V)     SUB-ACCOUNT    SUB-ACCOUNT (W)
                           ----------------  ----------------  --------------  ------------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $  8           $--              $   8,003          $ 18,935          $  7,486         $ 40,770
                                 ----             -----          ---------          --------          --------         --------
EXPENSE:
  Mortality and expense
   risk charges..........         (78)              (57)          (102,997)          (38,804)          (31,549)         (46,293)
                                 ----             -----          ---------          --------          --------         --------
    Net investment income
     (loss)..............         (70)              (57)           (94,994)          (19,869)          (24,063)          (5,523)
                                 ----             -----          ---------          --------          --------         --------
CAPITAL GAINS INCOME
 (LOSS)..................      --                --                --               --                 --               --
                                 ----             -----          ---------          --------          --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                     4             12,432           111,531            70,195           (1,265)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         515               432            (31,580)           42,525           135,422           61,217
                                 ----             -----          ---------          --------          --------         --------
    Net gain (loss) on
     investments.........         515               436            (19,148)          154,056           205,617           59,952
                                 ----             -----          ---------          --------          --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $445             $ 379          $(114,142)         $134,187          $181,554         $ 54,429
                                 ====             =====          =========          ========          ========         ========

(t) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(u) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly STI Classic VT Growth & Income Fund Sub-Account. Change effective December 8, 2005.
(w) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                             AIM V.I.
                            AGGRESSIVE   AIM V.I. BASIC   AIM V.I. BLUE
                           GROWTH FUND     VALUE FUND       CHIP FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  (315,939)    $(1,476,818)    $  (237,412)
  Capital gains income...      --            1,043,911         --
  Net realized gain
   (loss) on security
   transactions..........      169,179       1,090,959         235,354
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      840,302       2,872,044         331,336
                           -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      693,542       3,530,096         329,278
                           -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    1,315,920       8,998,666       1,471,733
  Net transfers..........     (104,760)     (6,802,498)     (1,603,480)
  Surrenders for benefit
   payments and fees.....   (1,036,467)     (6,594,294)     (1,753,972)
  Net annuity
   transactions..........      --               40,316         --
                           -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      174,693      (4,357,810)     (1,885,719)
                           -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........      868,235        (827,714)     (1,556,441)
NET ASSETS:
  Beginning of year......   17,768,356      94,443,630      21,529,493
                           -----------     -----------     -----------
  End of year............  $18,636,591     $93,615,916     $19,973,052
                           ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                           AIM V.I. CAPITAL                         AIM V.I.          AIM V.I.                        AIM V.I.
                             APPRECIATION      AIM V.I. CORE      DEMOGRAPHIC        GOVERNMENT     AIM V.I. HIGH   INTERNATIONAL
                                 FUND           EQUITY FUND       TRENDS FUND     SECURITIES FUND     YIELD FUND     GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ----------------  ----------------  ----------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (284,153)        $  1,611         $ (151,319)      $  3,160,047      $  125,119     $  (118,239)
  Capital gains income...        --                --                --                 --               --              --
  Net realized gain
   (loss) on security
   transactions..........         198,707               11             83,443            (12,687)         43,938         176,916
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,324,586            3,747            423,378         (3,133,137)       (157,304)      2,715,870
                              -----------         --------         ----------       ------------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,239,140            5,369            355,502             14,223          11,753       2,774,547
                              -----------         --------         ----------       ------------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       1,511,693           93,019            255,996         46,214,367          66,392      16,320,495
  Net transfers..........        (391,762)         108,515           (787,833)        19,076,291          48,411      (2,305,337)
  Surrenders for benefit
   payments and fees.....      (1,450,058)         (11,441)          (436,267)       (10,148,409)       (279,125)     (1,349,000)
  Net annuity
   transactions..........        --                --                --                   42,847         --              --
                              -----------         --------         ----------       ------------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (330,127)         190,093           (968,104)        55,185,096        (164,322)     12,666,158
                              -----------         --------         ----------       ------------      ----------     -----------
  Net increase (decrease)
   in net assets.........         909,013          195,462           (612,602)        55,199,319        (152,569)     15,440,705
NET ASSETS:
  Beginning of year......      17,216,606          --               9,313,145        127,198,337       1,906,708       7,515,010
                              -----------         --------         ----------       ------------      ----------     -----------
  End of year............     $18,125,619         $195,462         $8,700,543       $182,397,656      $1,754,139     $22,955,715
                              ===========         ========         ==========       ============      ==========     ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AIM V.I. MID CAP   AIM V.I. PREMIER    AIM V.I. SMALL
                           CORE EQUITY FUND      EQUITY FUND     CAP EQUITY FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,156,428)      $   (539,785)      $  (171,338)
  Capital gains income...       3,411,805           --                --
  Net realized gain
   (loss) on security
   transactions..........          73,959             79,171            22,544
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,424,511          4,325,066           828,383
                             ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,753,847          3,864,452           679,589
                             ------------       ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      12,901,656         25,041,394         2,795,891
  Net transfers..........       6,048,950         15,030,182         2,291,908
  Surrenders for benefit
   payments and fees.....      (5,697,339)        (3,819,241)         (501,337)
  Net annuity
   transactions..........          14,005             11,967              (651)
                             ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      13,267,272         36,264,302         4,585,811
                             ------------       ------------       -----------
  Net increase (decrease)
   in net assets.........      19,021,119         40,128,754         5,265,400
NET ASSETS:
  Beginning of year......      92,613,177         60,507,591         6,585,417
                             ------------       ------------       -----------
  End of year............    $111,634,296       $100,636,345       $11,850,817
                             ============       ============       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                                              AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS
                            AIM V.I. LARGE   ASSET ALLOCATION  BLUE CHIP INCOME   AMERICAN FUNDS    GLOBAL GROWTH   AMERICAN FUNDS
                           CAP GROWTH FUND         FUND         AND GROWTH FUND      BOND FUND          FUND          GROWTH FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  -----------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (3,062)       $  2,430,115      $ (1,258,676)     $  5,396,941      $  (742,290)    $ (6,754,894)
  Capital gains income...           875            --                --                --               --               --
  Net realized gain
   (loss) on security
   transactions..........          (463)            665,333           417,291           296,251          765,915        2,656,638
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        29,871          22,879,864        11,353,917        (5,728,533)      10,092,094      110,356,452
                               --------        ------------      ------------      ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        27,221          25,975,312        10,512,532           (35,341)      10,115,719      106,258,196
                               --------        ------------      ------------      ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............       265,119          59,566,147        24,273,343        38,415,254       11,816,375      134,243,784
  Net transfers..........       419,447          20,071,751         6,202,341        18,113,541        5,638,449       35,725,686
  Surrenders for benefit
   payments and fees.....        (1,774)        (22,451,100)       (9,783,012)      (16,438,042)      (3,728,818)     (36,549,905)
  Net annuity
   transactions..........       --                   60,748            21,219            21,175           10,868          (16,290)
                               --------        ------------      ------------      ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       682,792          57,247,546        20,713,891        40,111,928       13,736,874      133,403,275
                               --------        ------------      ------------      ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........       710,013          83,222,858        31,226,423        40,076,587       23,852,593      239,661,471
NET ASSETS:
  Beginning of year......       --              305,800,802       171,054,092       233,362,241       70,974,127      646,946,225
                               --------        ------------      ------------      ------------      -----------     ------------
  End of year............      $710,013        $389,023,660      $202,280,515      $273,438,828      $94,826,720     $886,607,696
                               ========        ============      ============      ============      ===========     ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AMERICAN FUNDS   AMERICAN FUNDS
                            GROWTH-INCOME    INTERNATIONAL   AMERICAN FUNDS
                                FUND             FUND        NEW WORLD FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,568,863)    $     92,155      $  (137,593)
  Capital gains income...      3,000,208         --               --
  Net realized gain
   (loss) on security
   transactions..........      2,073,929          330,729          349,855
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     30,307,184       31,056,761        6,748,258
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     33,812,458       31,479,645        6,960,520
                            ------------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............    141,183,806       37,232,563        8,738,814
  Net transfers..........     48,570,443       15,670,862        3,783,919
  Surrenders for benefit
   payments and fees.....    (38,857,697)      (7,658,516)      (1,763,633)
  Net annuity
   transactions..........        (51,264)           5,851           (2,692)
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    150,845,288       45,250,760       10,756,408
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets.........    184,657,746       76,730,405       17,716,928
NET ASSETS:
  Beginning of year......    662,105,516      126,975,065       30,464,224
                            ------------     ------------      -----------
  End of year............   $846,763,262     $203,705,470      $48,181,152
                            ============     ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL                                          EVERGREEN VA                        EVERGREEN VA
                           CAPITALIZATION     EVERGREEN VA      EVERGREEN VA     INTERNATIONAL      EVERGREEN VA     SPECIAL VALUES
                                FUND         BALANCED FUND      GROWTH FUND       EQUITY FUND        OMEGA FUND           FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ---------------  ----------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (462,383)       $    367          $ (2,385)         $  4,555          $   (85)         $   18,266
  Capital gains income...       --               --                --                --               --                  287,508
  Net realized gain
   (loss) on security
   transactions..........        255,665              29               188                76                1                 276
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     14,970,739           2,139            15,446            27,698              189            (187,046)
                             -----------        --------          --------          --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     14,764,021           2,535            13,249            32,329              105             119,004
                             -----------        --------          --------          --------          -------          ----------
UNIT TRANSACTIONS:
  Purchases..............     13,172,316          71,661           374,700           329,885           36,849           3,628,803
  Net transfers..........      7,415,256          46,575            55,004            12,853          --                  831,537
  Surrenders for benefit
   payments and fees.....     (3,562,308)         (1,621)           (4,966)             (228)             (12)            (23,129)
  Net annuity
   transactions..........         (2,470)        --                --                --               --                 --
                             -----------        --------          --------          --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     17,022,794         116,615           424,738           342,510           36,837           4,437,211
                             -----------        --------          --------          --------          -------          ----------
  Net increase (decrease)
   in net assets.........     31,786,815         119,150           437,987           374,839           36,942           4,556,215
NET ASSETS:
  Beginning of year......     53,743,272         --                --                --               --                 --
                             -----------        --------          --------          --------          -------          ----------
  End of year............    $85,530,087        $119,150          $437,987          $374,839          $36,942          $4,556,215
                             ===========        ========          ========          ========          =======          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             EVERGREEN VA    FRANKLIN RISING
                             FUNDAMENTAL        DIVIDENDS      FRANKLIN INCOME
                            LARGE CAP FUND   SECURITIES FUND   SECURITIES FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   105         $ (1,238,678)     $  9,859,707
  Capital gains income...      --                   896,836         1,647,556
  Net realized gain
   (loss) on security
   transactions..........            5               66,293            93,205
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          916            5,221,393       (11,368,941)
                               -------         ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,026            4,945,844           231,527
                               -------         ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       32,197           62,155,198       218,555,166
  Net transfers..........      --                24,656,052       101,629,700
  Surrenders for benefit
   payments and fees.....          (24)          (7,630,027)      (34,482,098)
  Net annuity
   transactions..........      --                    11,826            47,751
                               -------         ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       32,173           79,193,049       285,750,519
                               -------         ------------      ------------
  Net increase (decrease)
   in net assets.........       33,199           84,138,893       285,982,046
NET ASSETS:
  Beginning of year......      --               110,567,024       402,467,394
                               -------         ------------      ------------
  End of year............      $33,199         $194,705,917      $688,449,440
                               =======         ============      ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                            FRANKLIN LARGE                   FRANKLIN SMALL-   FRANKLIN STRATEGIC   FRANKLIN FLEX CAP
                              CAP GROWTH     FRANKLIN REAL    MID CAP GROWTH         INCOME               GROWTH
                           SECURITIES FUND    ESTATE FUND    SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ----------------  --------------  ----------------  -------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (517,689)     $      (397)     $ (1,580,542)      $  3,711,468          $  (29,601)
  Capital gains income...       --                455,833          --                  955,252            --
  Net realized gain
   (loss) on security
   transactions..........          6,810          410,573           719,257             68,971               2,090
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        613,127          (48,479)        3,910,936         (4,412,724)            302,947
                             -----------      -----------      ------------       ------------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        102,248          817,530         3,049,651            322,967             275,436
                             -----------      -----------      ------------       ------------          ----------
UNIT TRANSACTIONS:
  Purchases..............     13,746,644           36,389        10,296,776         29,727,769           3,573,582
  Net transfers..........      9,639,679         (836,521)        1,424,213         14,996,957           2,709,119
  Surrenders for benefit
   payments and fees.....     (2,269,309)        (604,417)       (5,807,434)        (7,506,898)            (67,482)
  Net annuity
   transactions..........          4,642            5,681            69,027              2,960            --
                             -----------      -----------      ------------       ------------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,121,656       (1,398,868)        5,982,582         37,220,788           6,215,219
                             -----------      -----------      ------------       ------------          ----------
  Net increase (decrease)
   in net assets.........     21,223,904         (581,338)        9,032,233         37,543,755           6,490,655
NET ASSETS:
  Beginning of year......     34,670,307        8,083,795        93,126,674        106,682,734            --
                             -----------      -----------      ------------       ------------          ----------
  End of year............    $55,894,211      $ 7,502,457      $102,158,907       $144,226,489          $6,490,655
                             ===========      ===========      ============       ============          ==========

                            FRANKLIN LARGE
                              CAP VALUE
                           SECURITIES FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (1,458)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (3,328)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         47,071
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         42,285
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        914,700
  Net transfers..........        594,380
  Surrenders for benefit
   payments and fees.....        (18,299)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,490,781
                              ----------
  Net increase (decrease)
   in net assets.........      1,533,066
NET ASSETS:
  Beginning of year......       --
                              ----------
  End of year............     $1,533,066
                              ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                TEMPLETON
                                               DEVELOPING        TEMPLETON
                            MUTUAL SHARES        MARKETS          FOREIGN
                           SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ (3,035,187)     $   (87,228)    $   (737,119)
  Capital gains income...       1,343,550         --               --
  Net realized gain
   (loss) on security
   transactions..........         533,444          177,188          205,754
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      38,917,029        6,566,608       13,778,825
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      37,758,836        6,656,568       13,247,460
                             ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     111,471,758        8,336,873       42,632,944
  Net transfers..........      54,093,927        8,339,641       18,528,728
  Surrenders for benefit
   payments and fees.....     (20,203,045)        (971,733)      (6,392,312)
  Net annuity
   transactions..........          52,289         --                 11,500
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     145,414,929       15,704,781       54,780,860
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........     183,173,765       22,361,349       68,028,320
NET ASSETS:
  Beginning of year......     322,371,899       17,895,725      109,330,179
                             ------------      -----------     ------------
  End of year............    $505,545,664      $40,257,074     $177,358,499
                             ============      ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                           TEMPLETON GLOBAL      TEMPLETON                                              HARTFORD TOTAL
                           ASSET ALLOCATION        GROWTH       MUTUAL DISCOVERY   HARTFORD ADVISERS   RETURN BOND HLS
                                 FUND         SECURITIES FUND    SECURITIES FUND        HLS FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (D)
                           -----------------  ----------------  -----------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   87,188        $ (1,448,511)      $  (189,677)       $   460,340        $ 4,816,382
  Capital gains income...       --                  --                --                2,378,943            672,299
  Net realized gain
   (loss) on security
   transactions..........        135,024             170,816           112,098            434,357             21,368
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (159,704)         22,848,525         6,716,736         (1,121,032)        (5,205,058)
                              ----------        ------------       -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         62,508          21,570,830         6,639,157          2,152,608            304,991
                              ----------        ------------       -----------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............          5,628         107,964,438        16,255,758          1,459,572          6,095,196
  Net transfers..........       (212,466)         55,783,511        11,987,088            107,141          7,676,531
  Surrenders for benefit
   payments and fees.....       (515,675)        (13,171,366)       (2,544,397)        (7,255,363)        (9,485,068)
  Net annuity
   transactions..........          5,683             227,174            22,036            (19,228)            15,715
                              ----------        ------------       -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (716,830)        150,803,757        25,720,485         (5,707,878)         4,302,374
                              ----------        ------------       -----------        -----------        -----------
  Net increase (decrease)
   in net assets.........       (654,322)        172,374,587        32,359,642         (3,555,270)         4,607,365
NET ASSETS:
  Beginning of year......      3,852,461         180,784,552        31,348,864         44,773,797         87,793,858
                              ----------        ------------       -----------        -----------        -----------
  End of year............     $3,198,139        $353,159,139       $63,708,506        $41,218,527        $92,401,223
                              ==========        ============       ===========        ===========        ===========

                           HARTFORD CAPITAL   HARTFORD DIVIDEND
                           APPRECIATION HLS     AND GROWTH HLS
                                 FUND                FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (886,441)       $  (127,982)
  Capital gains income...      10,980,178          2,596,180
  Net realized gain
   (loss) on security
   transactions..........       1,386,904            174,374
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,626,626)          (318,205)
                              -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,854,015          2,324,367
                              -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............         884,061          4,032,006
  Net transfers..........         853,242          3,957,829
  Surrenders for benefit
   payments and fees.....      (7,500,949)        (5,219,625)
  Net annuity
   transactions..........          19,350           --
                              -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (5,744,296)         2,770,210
                              -----------        -----------
  Net increase (decrease)
   in net assets.........       4,109,719          5,094,577
NET ASSETS:
  Beginning of year......      77,338,438         55,137,176
                              -----------        -----------
  End of year............     $81,448,157        $60,231,753
                              ===========        ===========

(d)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            HARTFORD GLOBAL   HARTFORD GLOBAL
                           HARTFORD FOCUS     ADVISERS HLS    COMMUNICATIONS
                              HLS FUND            FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   (6)          $  7,739          $   92
  Capital gains income...         262            --                   11
  Net realized gain
   (loss) on security
   transactions..........           7             (3,054)             48
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         261              2,359             532
                               ------           --------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         524              7,044             683
                               ------           --------          ------
UNIT TRANSACTIONS:
  Purchases..............      --                --               --
  Net transfers..........         422              5,929             490
  Surrenders for benefit
   payments and fees.....        (801)           (79,168)           (439)
  Net annuity
   transactions..........      --                --               --
                               ------           --------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (379)           (73,239)             51
                               ------           --------          ------
  Net increase (decrease)
   in net assets.........         145            (66,195)            734
NET ASSETS:
  Beginning of year......       7,143            403,991           3,826
                               ------           --------          ------
  End of year............      $7,288           $337,796          $4,560
                               ======           ========          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL                        HARTFORD GLOBAL   HARTFORD GLOBAL      HARTFORD
                             SERVICES HLS    HARTFORD GLOBAL     LEADERS HLS     TECHNOLOGY HLS     DISCIPLINED
                                 FUND        HEALTH HLS FUND         FUND             FUND        EQUITY HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  ----------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   953           $(10,695)        $  (17,758)       $ (5,650)         $ (3,618)
  Capital gains income...           61             59,322           --               --                --
  Net realized gain
   (loss) on security
   transactions..........          196              7,246            (15,178)        (15,473)            3,680
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,282             31,440             54,507          64,342            41,707
                               -------           --------         ----------        --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        5,492             87,313             21,571          43,219            41,769
                               -------           --------         ----------        --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                 --                  18,406         --                  1,684
  Net transfers..........       (1,297)             9,283             49,951          (2,364)          (71,018)
  Surrenders for benefit
   payments and fees.....          (15)           (63,780)          (155,584)        (22,158)          (30,408)
  Net annuity
   transactions..........      --                 --                --               --                --
                               -------           --------         ----------        --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,312)           (54,497)           (87,227)        (24,522)          (99,742)
                               -------           --------         ----------        --------          --------
  Net increase (decrease)
   in net assets.........        4,180             32,816            (65,656)         18,697           (57,973)
NET ASSETS:
  Beginning of year......       66,227            865,159          2,378,134         487,977           954,174
                               -------           --------         ----------        --------          --------
  End of year............      $70,407           $897,975         $2,312,478        $506,674          $896,201
                               =======           ========         ==========        ========          ========


                                             HARTFORD GROWTH
                           HARTFORD GROWTH    OPPORTUNITIES
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (312)          $  (576)
  Capital gains income...        1,001             5,044
  Net realized gain
   (loss) on security
   transactions..........           10               272
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          131             2,788
                               -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          830             7,528
                               -------           -------
UNIT TRANSACTIONS:
  Purchases..............          306            10,593
  Net transfers..........      --                 52,531
  Surrenders for benefit
   payments and fees.....          (45)           (2,553)
  Net annuity
   transactions..........      --                --
                               -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          261            60,571
                               -------           -------
  Net increase (decrease)
   in net assets.........        1,091            68,099
NET ASSETS:
  Beginning of year......       25,380            17,991
                               -------           -------
  End of year............      $26,471           $86,090
                               =======           =======

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                HARTFORD
                                                             INTERNATIONAL
                                                                CAPITAL
                            HARTFORD HIGH   HARTFORD INDEX    APPRECIATION
                           YIELD HLS FUND      HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ 20,925        $    4,533        $ (1,567)
  Capital gains income...      --                 44,884          11,927
  Net realized gain
   (loss) on security
   transactions..........        1,227            (6,804)            204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (20,752)           (2,765)         11,390
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,400            39,848          21,954
                              --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............          200            24,329             456
  Net transfers..........        9,691            33,026         240,367
  Surrenders for benefit
   payments and fees.....      (47,477)         (120,197)        (21,073)
  Net annuity
   transactions..........      --                --              --
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (37,586)          (62,842)        219,750
                              --------        ----------        --------
  Net increase (decrease)
   in net assets.........      (36,186)          (22,994)        241,704
NET ASSETS:
  Beginning of year......      445,465         1,487,541          25,154
                              --------        ----------        --------
  End of year............     $409,279        $1,464,547        $266,858
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                              HARTFORD        HARTFORD                                                              HARTFORD
                           INTERNATIONAL   INTERNATIONAL                                                            MORTGAGE
                           SMALL COMPANY   OPPORTUNITIES   HARTFORD MIDCAP   HARTFORD MIDCAP    HARTFORD MONEY   SECURITIES HLS
                              HLS FUND        HLS FUND         HLS FUND       VALUE HLS FUND   MARKET HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  ----------------  ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   905       $  (155,285)      $  (61,097)        $ (6,519)       $  1,228,113       $  11,915
  Capital gains income...       9,612           --               745,844           46,495            --               --
  Net realized gain
   (loss) on security
   transactions..........         286            67,116           82,312            5,079            --                  (547)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,386)        1,192,318          (48,444)          (8,201)           --                (7,911)
                              -------       -----------       ----------         --------        ------------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,417         1,104,149          718,615           36,854           1,228,113           3,457
                              -------       -----------       ----------         --------        ------------       ---------
UNIT TRANSACTIONS:
  Purchases..............      --               353,596            4,625          --               35,586,118           3,079
  Net transfers..........      52,514         2,514,309         (245,415)         (16,700)         10,497,651         (86,404)
  Surrenders for benefit
   payments and fees.....          (7)         (977,699)        (358,537)         (49,939)        (22,549,356)        (52,525)
  Net annuity
   transactions..........      --                  (454)        --                --                  (30,702)        --
                              -------       -----------       ----------         --------        ------------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      52,507         1,889,752         (599,327)         (66,639)         23,503,711        (135,850)
                              -------       -----------       ----------         --------        ------------       ---------
  Net increase (decrease)
   in net assets.........      61,924         2,993,901          119,288          (29,785)         24,731,824        (132,393)
NET ASSETS:
  Beginning of year......      24,562         7,088,183        5,242,427          511,614          92,095,058         552,489
                              -------       -----------       ----------         --------        ------------       ---------
  End of year............     $86,486       $10,082,084       $5,361,715         $481,829        $116,826,882       $ 420,096
                              =======       ===========       ==========         ========        ============       =========


                           HARTFORD SMALL
                             COMPANY HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (164,635)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        222,887
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,575,058
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,633,310
                             -----------
UNIT TRANSACTIONS:
  Purchases..............          2,982
  Net transfers..........       (376,119)
  Surrenders for benefit
   payments and fees.....       (800,221)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,173,358)
                             -----------
  Net increase (decrease)
   in net assets.........        459,952
NET ASSETS:
  Beginning of year......      9,560,172
                             -----------
  End of year............    $10,020,124
                             ===========

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            HARTFORD U.S.
                              HARTFORD                        GOVERNMENT
                           SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                              HLS FUND         HLS FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,220)      $   (43,340)     $   8,769
  Capital gains income...        9,656           --             --
  Net realized gain
   (loss) on security
   transactions..........          159               291          6,088
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,878         2,282,029        (16,456)
                              --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,473         2,238,980         (1,599)
                              --------       -----------      ---------
UNIT TRANSACTIONS:
  Purchases..............        3,315         2,849,891          1,162
  Net transfers..........       67,288           974,360       (100,424)
  Surrenders for benefit
   payments and fees.....       (4,181)       (2,431,325)       (14,632)
  Net annuity
   transactions..........      --                --             --
                              --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       66,422         1,392,926       (113,894)
                              --------       -----------      ---------
  Net increase (decrease)
   in net assets.........       77,895         3,631,906       (115,493)
NET ASSETS:
  Beginning of year......       65,216        27,278,582        768,103
                              --------       -----------      ---------
  End of year............     $143,111       $30,910,488      $ 652,610
                              ========       ===========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                           HARTFORD VALUE   HARTFORD EQUITY    HUNTINGTON VA   HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES       INCOME HLS      INCOME EQUITY  DIVIDEND CAPTURE  HUNTINGTON VA
                              HLS FUND        HLS FUND            FUND             FUND             FUND         GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ------------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,231        $    108          $   147         $   (2,911)      $   24,994       $(10,763)
  Capital gains income...        2,563           2,928          --                 --               105,601            223
  Net realized gain
   (loss) on security
   transactions..........        1,457             140                2              1,212              193          2,572
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        5,037           6,431              129             20,609          (76,949)         3,234
                              --------        --------          -------         ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       10,288           9,607              278             18,910           53,839         (4,734)
                              --------        --------          -------         ----------       ----------       --------
UNIT TRANSACTIONS:
  Purchases..............        2,916           2,000          --                 190,769        1,334,478        185,634
  Net transfers..........       85,658         152,502           21,739            128,701          612,710         (2,236)
  Surrenders for benefit
   payments and fees.....       (5,796)         (3,653)          (1,169)           (60,611)        (102,264)       (34,120)
  Net annuity
   transactions..........      --              --               --                 --              --               --
                              --------        --------          -------         ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       82,778         150,849           20,570            258,859        1,844,924        149,278
                              --------        --------          -------         ----------       ----------       --------
  Net increase (decrease)
   in net assets.........       93,066         160,456           20,848            277,769        1,898,763        144,544
NET ASSETS:
  Beginning of year......      116,987          12,026          --               1,099,860        1,356,635        653,212
                              --------        --------          -------         ----------       ----------       --------
  End of year............     $210,053        $172,482          $20,848         $1,377,629       $3,255,398       $797,756
                              ========        ========          =======         ==========       ==========       ========

                            HUNTINGTON VA
                           MID CORP AMERICA
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (24,974)
  Capital gains income...          2,008
  Net realized gain
   (loss) on security
   transactions..........          2,630
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        175,635
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        155,299
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        949,297
  Net transfers..........        273,274
  Surrenders for benefit
   payments and fees.....        (64,642)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,157,929
                              ----------
  Net increase (decrease)
   in net assets.........      1,313,228
NET ASSETS:
  Beginning of year......        775,961
                              ----------
  End of year............     $2,089,189
                              ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           HUNTINGTON VA   HUNTINGTON VA      HUNTINGTON VA
                            NEW ECONOMY   ROTATING MARKETS    INTERNATIONAL
                               FUND             FUND           EQUITY FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (E)
                           -------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (20,708)      $  (11,840)         $     3
  Capital gains income...          955           19,416               76
  Net realized gain
   (loss) on security
   transactions..........          722            2,858               41
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      149,969           66,284            3,068
                            ----------       ----------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      130,938           76,718            3,188
                            ----------       ----------          -------
UNIT TRANSACTIONS:
  Purchases..............      633,779           84,340           39,106
  Net transfers..........      217,888           12,428            7,619
  Surrenders for benefit
   payments and fees.....      (39,573)         (50,253)            (715)
  Net annuity
   transactions..........      --              --                --
                            ----------       ----------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      812,094           46,515           46,010
                            ----------       ----------          -------
  Net increase (decrease)
   in net assets.........      943,032          123,233           49,198
NET ASSETS:
  Beginning of year......      630,564          922,194          --
                            ----------       ----------          -------
  End of year............   $1,573,596       $1,045,427          $49,198
                            ==========       ==========          =======

(e)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                                             HUNTINGTON VA      HUNTINGTON VA    MFS CAPITAL
                           HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP  OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                           MACRO 100 FUND   SECURITIES FUND         FUND           SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,102)         $   (71)         $   (9,602)     $  (121,726)   $  (259,396)   $  (106,852)
  Capital gains income...      --               --                    5,199          --             --             151,729
  Net realized gain
   (loss) on security
   transactions..........          301          --                    1,012         (748,019)    (1,304,343)       129,828
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       18,331               44              76,641          848,690      2,798,787        231,490
                              --------          -------          ----------      -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       15,530              (27)             73,250          (21,055)     1,235,048        406,195
                              --------          -------          ----------      -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      122,256           23,006             753,461          334,052      1,021,210        726,190
  Net transfers..........       73,094            5,868             222,603       (1,044,783)      (461,270)    (1,227,504)
  Surrenders for benefit
   payments and fees.....       (8,423)              23              (8,014)      (1,309,247)    (1,071,135)      (314,861)
  Net annuity
   transactions..........      --               --                  --                (3,827)        (3,794)       --
                              --------          -------          ----------      -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      186,927           28,897             968,050       (2,023,805)      (514,989)      (816,175)
                              --------          -------          ----------      -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........      202,457           28,870           1,041,300       (2,044,860)       720,059       (409,980)
NET ASSETS:
  Beginning of year......       88,215          --                   17,771       17,113,345     17,337,143      8,553,762
                              --------          -------          ----------      -----------    -----------    -----------
  End of year............     $290,672          $28,870          $1,059,071      $15,068,485    $18,057,202    $ 8,143,782
                              ========          =======          ==========      ===========    ===========    ===========


                           MFS HIGH INCOME
                               SERIES
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 3,473,484
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        394,942
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (3,454,330)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        414,096
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      8,289,179
  Net transfers..........      4,322,885
  Surrenders for benefit
   payments and fees.....     (5,843,311)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,768,753
                             -----------
  Net increase (decrease)
   in net assets.........      7,182,849
NET ASSETS:
  Beginning of year......     72,798,997
                             -----------
  End of year............    $79,981,846
                             ===========

(e)  From inception, July 5, 2005 to December 31, 2005.

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           MFS INVESTORS
                           GROWTH STOCK   MFS INVESTORS   MFS MID CAP
                              SERIES      TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (370,962)  $   (977,227)   $  (688,302)
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (442,556)        72,063        191,232
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,524,731      6,341,366      1,037,831
                            -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       711,213      5,436,202        540,761
                            -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,181,472     25,305,972      2,887,510
  Net transfers..........    (2,787,840)    12,316,975        568,292
  Surrenders for benefit
   payments and fees.....    (2,330,255)    (4,712,971)    (2,379,172)
  Net annuity
   transactions..........         4,467         20,399        --
                            -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,932,156)    32,930,375      1,076,630
                            -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........    (3,220,943)    38,366,577      1,617,391
NET ASSETS:
  Beginning of year......    32,297,393     67,383,263     43,209,645
                            -----------   ------------    -----------
  End of year............   $29,076,450   $105,749,840    $44,827,036
                            ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                                                                                                        MFS RESEARCH
                               MFS NEW       MFS TOTAL RETURN                       MFS RESEARCH       INTERNATIONAL
                           DISCOVERY SERIES       SERIES       MFS VALUE SERIES     BOND SERIES            SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (859,296)      $    917,925      $  (189,624)        $  (13,290)          $    454
  Capital gains income...       --               11,805,236          391,864           --                   11,482
  Net realized gain
   (loss) on security
   transactions..........        (15,606)           619,090           53,676             (1,080)               704
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,764,032         (8,940,057)         691,568             12,617             49,628
                             -----------       ------------      -----------         ----------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,889,130          4,402,194          947,484             (1,753)            62,268
                             -----------       ------------      -----------         ----------           --------
UNIT TRANSACTIONS:
  Purchases..............     13,349,358         73,371,923        4,550,138          1,057,568            247,686
  Net transfers..........     13,180,371         30,512,245        5,064,628          1,657,202            551,115
  Surrenders for benefit
   payments and fees.....     (2,569,072)       (16,692,776)      (1,146,983)          (129,363)            (3,795)
  Net annuity
   transactions..........           (351)           106,380         --                 --                 --
                             -----------       ------------      -----------         ----------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     23,960,306         87,297,772        8,467,783          2,585,407            795,006
                             -----------       ------------      -----------         ----------           --------
  Net increase (decrease)
   in net assets.........     26,849,436         91,699,966        9,415,267          2,583,654            857,274
NET ASSETS:
  Beginning of year......     42,972,227        262,582,873       13,634,264           --                 --
                             -----------       ------------      -----------         ----------           --------
  End of year............    $69,821,663       $354,282,839      $23,049,531         $2,583,654           $857,274
                             ===========       ============      ===========         ==========           ========


                              MFS RESEARCH      MERCURY GLOBAL
                                 SERIES        GROWTH V.I. FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (F)
                           ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (3,817)          $ (1,346)
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........            424             24,150
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         26,755              1,946
                                --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         23,362             24,750
                                --------           --------
UNIT TRANSACTIONS:
  Purchases..............        391,742              7,250
  Net transfers..........        399,543            --
  Surrenders for benefit
   payments and fees.....         (8,892)           (75,986)
  Net annuity
   transactions..........       --                  --
                                --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        782,393            (68,736)
                                --------           --------
  Net increase (decrease)
   in net assets.........        805,755            (43,986)
NET ASSETS:
  Beginning of year......       --                  256,217
                                --------           --------
  End of year............       $805,755           $212,231
                                ========           ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             NATIONS MARSICO
                            MERCURY LARGE     INTERNATIONAL   NATIONS HIGH
                           CAP GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                                 FUND           PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $  (20,637)      $  (602,950)   $  (539,837)
  Capital gains income...       --                 688,713         89,640
  Net realized gain
   (loss) on security
   transactions..........          7,932           259,353        (19,757)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        125,809         5,636,405        523,770
                              ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        113,104         5,981,521         53,816
                              ----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         59,991         2,750,891      1,607,283
  Net transfers..........        (23,125)        2,548,215       (658,034)
  Surrenders for benefit
   payments and fees.....        (23,248)       (2,280,495)    (3,065,645)
  Net annuity
   transactions..........       --                  17,255        --
                              ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         13,618         3,035,866     (2,116,396)
                              ----------       -----------    -----------
  Net increase (decrease)
   in net assets.........        126,722         9,017,387     (2,062,580)
NET ASSETS:
  Beginning of year......      1,296,849        30,260,249     32,871,529
                              ----------       -----------    -----------
  End of year............     $1,423,571       $39,277,636    $30,808,949
                              ==========       ===========    ===========

(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________

                               NATIONS      NATIONS MARSICO   NATIONS ASSET                    NATIONS MARSICO  NATIONS MARSICO
                            INTERNATIONAL   FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO    21ST CENTURY     MIDCAP GROWTH
                           VALUE PORTFOLIO     PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    (4,541)     $  (584,956)     $  (185,392)    $  (531,356)      $ (118,178)      $  (626,086)
  Capital gains income...      1,067,501         --                --             --                --              2,448,384
  Net realized gain
   (loss) on security
   transactions..........         91,719          339,623           66,770         179,066           36,781           127,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,001,859)       2,933,353          401,839       2,027,694          589,185          (651,296)
                             -----------      -----------      -----------     -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        152,820        2,688,020          283,217       1,675,404          507,788         1,298,936
                             -----------      -----------      -----------     -----------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       --              1,717,821          248,840       1,819,535        1,037,005         2,954,107
  Net transfers..........     (3,985,043)         476,955          394,094       1,747,777        1,233,764         1,565,009
  Surrenders for benefit
   payments and fees.....       (610,634)      (2,622,898)        (947,119)     (2,348,083)        (691,298)       (2,620,872)
  Net annuity
   transactions..........       --                 30,470          --             --                --               --
                             -----------      -----------      -----------     -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,595,677)        (397,652)        (304,185)      1,219,229        1,579,471         1,898,244
                             -----------      -----------      -----------     -----------       ----------       -----------
  Net increase (decrease)
   in net assets.........     (4,442,857)       2,290,368          (20,968)      2,894,633        2,087,259         3,197,180
NET ASSETS:
  Beginning of year......      4,442,857       31,596,528       10,707,336      27,182,896        5,268,106        32,048,380
                             -----------      -----------      -----------     -----------       ----------       -----------
  End of year............    $  --            $33,886,896      $10,686,368     $30,077,529       $7,355,365       $35,245,560
                             ===========      ===========      ===========     ===========       ==========       ===========

                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (419,757)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       160,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,321,660
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,061,952
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     1,887,625
  Net transfers..........     1,030,852
  Surrenders for benefit
   payments and fees.....    (1,886,632)
  Net annuity
   transactions..........        12,684
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,044,529
                            -----------
  Net increase (decrease)
   in net assets.........     2,106,481
NET ASSETS:
  Beginning of year......    21,477,959
                            -----------
  End of year............   $23,584,440
                            ===========

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                              JPMORGAN
                                          INVESTMENT TRUST      JPMORGAN
                           NATIONS VALUE      BALANCED      INVESTMENT TRUST
                             PORTFOLIO       PORTFOLIO       BOND PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (714,292)     $    8,871       $   159,581
  Capital gains income...       366,549        --                --
  Net realized gain
   (loss) on security
   transactions..........       173,202            (346)              410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,926,170           7,434           (37,102)
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,751,629          15,959           122,889
                            -----------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     2,509,955         178,723        12,298,490
  Net transfers..........     1,894,542         496,357         7,305,537
  Surrenders for benefit
   payments and fees.....    (3,112,618)        (77,825)         (827,458)
  Net annuity
   transactions..........        30,594        --                --
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,322,473         597,255        18,776,569
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets.........     4,074,102         613,214        18,899,458
NET ASSETS:
  Beginning of year......    35,967,606         938,916         5,976,171
                            -----------      ----------       -----------
  End of year............   $40,041,708      $1,552,130       $24,875,629
                            ===========      ==========       ===========

(h) Formerly One Group-Registered Trademark- Investment Trust Balanced Portfolio Sub-Account. Change effective May 1, 2005.
(i) Formerly One Group-Registered Trademark- Investment Trust Bond Portfolio Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________

                                JPMORGAN           JPMORGAN          JPMORGAN          JPMORGAN          JPMORGAN
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID     EQUITY INDEX       GOVERNMENT        LARGE CAP
                               PORTFOLIO        CAP PORTFOLIO       PORTFOLIO       BOND PORTFOLIO   GROWTH PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)   SUB-ACCOUNT (L)   SUB-ACCOUNT (M)   SUB-ACCOUNT (N)
                           ------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (36,827)         $ (5,382)       $   (88,297)      $   114,806         $ (1,264)
  Capital gains income...        --                   7,349           --                --                --
  Net realized gain
   (loss) on security
   transactions..........            (293)              377               (991)              150            3,875
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         163,337            54,026            754,365           (45,130)           2,978
                               ----------          --------        -----------       -----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         126,217            56,370            665,077            69,826            5,589
                               ----------          --------        -----------       -----------         --------
UNIT TRANSACTIONS:
  Purchases..............       2,967,294           223,315         10,622,523         4,794,249           49,938
  Net transfers..........       1,358,512           321,895          4,793,979         2,922,363           49,883
  Surrenders for benefit
   payments and fees.....        (160,004)          (22,584)          (648,971)         (293,572)         (61,444)
  Net annuity
   transactions..........        --                 --                --                --                --
                               ----------          --------        -----------       -----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,165,802           522,626         14,767,531         7,423,040           38,377
                               ----------          --------        -----------       -----------         --------
  Net increase (decrease)
   in net assets.........       4,292,019           578,996         15,432,608         7,492,866           43,966
NET ASSETS:
  Beginning of year......       1,535,926           181,751          5,275,320         2,737,759           94,472
                               ----------          --------        -----------       -----------         --------
  End of year............      $5,827,945          $760,747        $20,707,928       $10,230,625         $138,438
                               ==========          ========        ===========       ===========         ========

                               JPMORGAN          JPMORGAN
                           INVESTMENT TRUST  INVESTMENT TRUST
                            MID CAP GROWTH    MID CAP VALUE
                              PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT (O)   SUB-ACCOUNT (P)
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (79,398)       $  (57,812)
  Capital gains income...       --                 230,560
  Net realized gain
   (loss) on security
   transactions..........          1,491               254
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        616,075           229,923
                              ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        538,168           402,925
                              ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............      4,216,981         4,534,407
  Net transfers..........      1,077,094         1,682,058
  Surrenders for benefit
   payments and fees.....       (201,540)         (170,692)
  Net annuity
   transactions..........       --                --
                              ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,092,535         6,045,773
                              ----------        ----------
  Net increase (decrease)
   in net assets.........      5,630,703         6,448,698
NET ASSETS:
  Beginning of year......      1,817,129         1,650,174
                              ----------        ----------
  End of year............     $7,447,832        $8,098,872
                              ==========        ==========

(j) Formerly One Group-Registered Trademark- Investment Trust Diversified Equity Portfolio Sub-Account. Change effective May 1, 2005.
(k) Formerly One Group-Registered Trademark- Investment Trust Diversified Mid Cap Portfolio Sub-Account. Change effective May 1, 2005.
(l) Formerly One Group-Registered Trademark- Investment Trust Equity Index Portfolio Sub-Account. Change effective May 1, 2005.
(m) Formerly One Group-Registered Trademark- Investment Trust Government Bond Portfolio Sub-Account. Change effective May 1, 2005.
(n) Formerly One Group-Registered Trademark- Investment Trust Large Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(o) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Growth Portfolio Sub-Account. Change effective May 1, 2005.
(p) Formerly One Group-Registered Trademark- Investment Trust Mid Cap Value Portfolio Sub-Account. Change effective May 1, 2005.

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           JENNISON 20/20    JENNISON    PRUDENTIAL VALUE
                           FOCUS PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,915)      $(10,866)       $ (2,197)
  Capital gains income...      --              --             --
  Net realized gain
   (loss) on security
   transactions..........        4,578        (11,367)          3,658
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       49,813        106,515          32,952
                              --------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       50,476         84,282          34,413
                              --------       --------        --------
UNIT TRANSACTIONS:
  Purchases..............        7,331            821           3,200
  Net transfers..........       20,158         (5,401)         (3,459)
  Surrenders for benefit
   payments and fees.....      (25,585)       (50,383)         (7,622)
  Net annuity
   transactions..........      --              --             --
                              --------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,904        (54,963)         (7,881)
                              --------       --------        --------
  Net increase (decrease)
   in net assets.........       52,380         29,319          26,532
NET ASSETS:
  Beginning of year......      251,684        730,496         246,780
                              --------       --------        --------
  End of year............     $304,064       $759,815        $273,312
                              ========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________

                                                                     SALOMON                               SALOMON
                           SP WILLIAM BLAIR       SALOMON       BROTHERS VARIABLE       SALOMON       BROTHERS VARIABLE
                            INTERNATIONAL    BROTHERS VARIABLE   HIGH YIELD BOND   BROTHERS VARIABLE    TOTAL RETURN
                           GROWTH PORTFOLIO    ALL CAP FUND           FUND          INVESTORS FUND          FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (89)         $  (11,045)         $ 13,780           $   (221)          $  1,963
  Capital gains income...          263               2,043             4,908            --                   2,099
  Net realized gain
   (loss) on security
   transactions..........            8               4,832             2,783                569              5,217
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          775              75,660           (14,647)            41,739             (6,477)
                               -------          ----------          --------           --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          957              71,490             6,824             42,087              2,802
                               -------          ----------          --------           --------           --------
UNIT TRANSACTIONS:
  Purchases..............      --                   10,201             3,079              2,545             15,695
  Net transfers..........        6,626              86,836            11,056             33,883            (86,200)
  Surrenders for benefit
   payments and fees.....          (18)           (187,753)          (27,845)           (36,323)           (26,286)
  Net annuity
   transactions..........      --                 --                 --                 --                 --
                               -------          ----------          --------           --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,608             (90,716)          (13,710)               105            (96,791)
                               -------          ----------          --------           --------           --------
  Net increase (decrease)
   in net assets.........        7,565             (19,226)           (6,886)            42,192            (93,989)
NET ASSETS:
  Beginning of year......        5,691           2,921,852           304,379            814,260            420,526
                               -------          ----------          --------           --------           --------
  End of year............      $13,256          $2,902,626          $297,493           $856,452           $326,537
                               =======          ==========          ========           ========           ========


                             WELLS FARGO
                           ADVANTAGE ASSET
                           ALLOCATION FUND
                           SUB-ACCOUNT (Q)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    26
  Capital gains income...          252
  Net realized gain
   (loss) on security
   transactions..........            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           73
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          353
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....      --
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets.........          353
NET ASSETS:
  Beginning of year......       11,502
                               -------
  End of year............      $11,855
                               =======

(q) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              WELLS FARGO                           WELLS FARGO
                            ADVANTAGE TOTAL      WELLS FARGO         ADVANTAGE
                              RETURN BOND      ADVANTAGE EQUITY    INTERNATIONAL
                                  FUND           INCOME FUND         CORE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (R)    SUB-ACCOUNT (S)
                           ------------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $   75            $     5             $   54
  Capital gains income...       --                 --                     148
  Net realized gain
   (loss) on security
   transactions..........       --                       2                  2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           (88)             1,217                378
                                 ------            -------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (13)             1,224                582
                                 ------            -------             ------
UNIT TRANSACTIONS:
  Purchases..............         8,000             16,900            --
  Net transfers..........            (1)             7,134              6,864
  Surrenders for benefit
   payments and fees.....       --                      (4)                (2)
  Net annuity
   transactions..........       --                 --                 --
                                 ------            -------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,999             24,030              6,862
                                 ------            -------             ------
  Net increase (decrease)
   in net assets.........         7,986             25,254              7,444
NET ASSETS:
  Beginning of year......       --                   7,233              1,349
                                 ------            -------             ------
  End of year............        $7,986            $32,487             $8,793
                                 ======            =======             ======

(a)  From inception, May 2, 2005 to December 31, 2005.
(r) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(s) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-122 ____________________________________

                             WELLS FARGO                       STI CLASSIC VT    STI CLASSIC VT
                           ADVANTAGE LARGE     WELLS FARGO        CAPITAL          LARGE CAP       STI CLASSIC VT   STI CLASSIC VT
                            COMPANY GROWTH   ADVANTAGE SMALL    APPRECIATION     RELATIVE VALUE    MID-CAP EQUITY  LARGE CAP VALUE
                                 FUND        CAP GROWTH FUND        FUND              FUND              FUND         EQUITY FUND
                           SUB-ACCOUNT (T)   SUB-ACCOUNT (U)    SUB-ACCOUNT     SUB-ACCOUNT (V)     SUB-ACCOUNT    SUB-ACCOUNT (W)
                           ----------------  ----------------  --------------  ------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (70)           $  (57)        $  (94,994)       $  (19,869)       $  (24,063)      $   (5,523)
  Capital gains income...      --                --                 --               --                 --              --
  Net realized gain
   (loss) on security
   transactions..........      --                      4             12,432           111,531            70,195           (1,265)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          515               432            (31,580)           42,525           135,422           61,217
                                ------            ------         ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          445               379           (114,142)          134,187           181,554           54,429
                                ------            ------         ----------        ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      --                --               1,156,915            19,050           136,263          643,094
  Net transfers..........        5,618             4,031            648,744          (403,314)         (294,105)         606,057
  Surrenders for benefit
   payments and fees.....           (3)                1           (228,222)         (170,380)          (52,600)         (97,924)
  Net annuity
   transactions..........      --                --                 --               --                 --              --
                                ------            ------         ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,615             4,032          1,577,437          (554,644)         (210,442)       1,151,227
                                ------            ------         ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........        6,060             4,411          1,463,295          (420,457)          (28,888)       1,205,656
NET ASSETS:
  Beginning of year......        1,072               835          4,695,002         2,425,282         1,815,298        1,732,059
                                ------            ------         ----------        ----------        ----------       ----------
  End of year............       $7,132            $5,246         $6,158,297        $2,004,825        $1,786,410       $2,937,715
                                ======            ======         ==========        ==========        ==========       ==========

(t) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(u) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly STI Classic VT Growth & Income Fund Sub-Account. Change effective December 8, 2005.
(w) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (266,310)  $(1,314,571)    $  (308,291)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........      (92,456)       61,688         (44,681)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,641,272     8,716,428         886,211
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,282,506     7,463,545         533,239
                           -----------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    4,209,719    20,721,336       5,380,620
  Net transfers..........      913,412    10,742,035          14,235
  Surrenders for benefit
   payments and fees.....     (839,478)   (3,921,939)     (1,035,380)
  Net annuity
   transactions..........      --            --              --
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,283,653    27,541,432       4,359,475
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets.........    5,566,159    35,004,977       4,892,714
NET ASSETS:
  Beginning of year......   12,202,197    59,438,653      16,636,779
                           -----------   -----------     -----------
  End of year............  $17,768,356   $94,443,630     $21,529,493
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-124 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V.I.     AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  (256,169)     $ (133,116)    $  2,957,601     $   26,910      $  (33,586)  $(1,132,332)
  Capital gains income...       --               --              --              --              --          3,941,487
  Net realized gain
   (loss) on security
   transactions..........         20,240           7,220          (45,184)         2,070             994       106,173
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,037,279         627,368       (1,948,620)       118,294       1,132,824     5,910,745
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        801,350         501,472          963,797        147,274       1,100,232     8,826,073
                             -----------      ----------     ------------     ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      3,213,901       1,694,873       54,282,894        186,774       1,895,425    20,732,943
  Net transfers..........        963,868       1,654,655       (6,341,302)       285,088       2,121,288    10,008,880
  Surrenders for benefit
   payments and fees.....       (550,206)       (262,329)      (6,920,295)       (92,927)       (168,462)   (2,983,345)
  Net annuity
   transactions..........       --               --                 3,754        --              --            (12,641)
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,627,563       3,087,199       41,025,051        378,935       3,848,251    27,745,837
                             -----------      ----------     ------------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........      4,428,913       3,588,671       41,988,848        526,209       4,948,483    36,571,910
NET ASSETS:
  Beginning of year......     12,787,693       5,724,474       85,209,489      1,380,499       2,566,527    56,041,267
                             -----------      ----------     ------------     ----------      ----------   -----------
  End of year............    $17,216,606      $9,313,145     $127,198,337     $1,906,708      $7,515,010   $92,613,177
                             ===========      ==========     ============     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (388,158)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         24,800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,108,911
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,745,553
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     27,200,070
  Net transfers..........     10,433,378
  Surrenders for benefit
   payments and fees.....     (1,439,935)
  Net annuity
   transactions..........          5,417
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     36,198,930
                             -----------
  Net increase (decrease)
   in net assets.........     38,944,483
NET ASSETS:
  Beginning of year......     21,563,108
                             -----------
  End of year............    $60,507,591
                             ===========

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                AMERICAN
                                                AMERICAN       FUNDS BLUE
                                                 FUNDS         CHIP INCOME
                           AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND        FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (63,618)      $  1,677,742    $ (1,354,904)
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........        (6,027)           133,187         104,645
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       428,121         15,550,122      13,063,963
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       358,476         17,361,051      11,813,704
                             ----------       ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     4,019,458         87,442,208      40,766,508
  Net transfers..........     2,063,314         41,754,104      15,681,798
  Surrenders for benefit
   payments and fees.....      (258,857)       (12,244,502)     (5,595,001)
  Net annuity
   transactions..........         7,578             12,298          (9,666)
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,831,493        116,964,108      50,843,639
                             ----------       ------------    ------------
  Net increase (decrease)
   in net assets.........     6,189,969        134,325,159      62,657,343
NET ASSETS:
  Beginning of year......       395,448        171,475,643     108,396,749
                             ----------       ------------    ------------
  End of year............    $6,585,417       $305,800,802    $171,054,092
                             ==========       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-126 ____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  3,795,150   $  (644,003)   $ (7,305,593)   $ (3,192,393)   $     34,174    $   119,221
  Capital gains income...       --            --             --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       242,875       140,098         591,363         722,263          23,245        (23,894)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     4,324,594     7,439,736      64,342,359      50,243,166      16,152,389      3,759,888
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,362,619     6,935,831      57,628,129      47,773,036      16,209,808      3,855,215
                           ------------   -----------    ------------    ------------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    50,405,706    14,469,734     168,708,252     171,783,424      40,762,554      6,533,212
  Net transfers..........    25,349,435     6,937,422      51,659,241      63,812,862      16,885,341      5,668,700
  Surrenders for benefit
   payments and fees.....   (12,320,147)   (2,070,434)    (21,349,775)    (25,743,087)     (3,414,918)      (618,485)
  Net annuity
   transactions..........       (11,728)      --              (41,998)        201,121          75,161        --
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,423,266    19,336,722     198,975,720     210,054,320      54,308,138     11,583,427
                           ------------   -----------    ------------    ------------    ------------    -----------
  Net increase (decrease)
   in net assets.........    71,785,885    26,272,553     256,603,849     257,827,356      70,517,946     15,438,642
NET ASSETS:
  Beginning of year......   161,576,356    44,701,574     390,342,376     404,278,160      56,457,119     15,025,582
                           ------------   -----------    ------------    ------------    ------------    -----------
  End of year............  $233,362,241   $70,974,127    $646,946,225    $662,105,516    $126,975,065    $30,464,224
                           ============   ===========    ============    ============    ============    ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (623,685)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       168,551
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,979,885
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,524,751
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    13,591,004
  Net transfers..........     7,309,437
  Surrenders for benefit
   payments and fees.....    (1,906,391)
  Net annuity
   transactions..........        (2,134)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    18,991,916
                            -----------
  Net increase (decrease)
   in net assets.........    26,516,667
NET ASSETS:
  Beginning of year......    27,226,605
                            -----------
  End of year............   $53,743,272
                            ===========

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN RISING    FRANKLIN     FRANKLIN LARGE
                              DIVIDENDS        INCOME        CAP GROWTH
                             SECURITIES      SECURITIES      SECURITIES
                                FUND            FUND            FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (679,707)   $  3,533,597    $  (265,752)
  Capital gains income...        759,294         --             --
  Net realized gain
   (loss) on security
   transactions..........          9,836          69,787         23,523
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,277,174      32,379,623      1,981,797
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      7,366,597      35,983,007      1,739,568
                            ------------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     52,746,687     173,402,462     17,560,179
  Net transfers..........     29,598,392      66,195,261      6,312,550
  Surrenders for benefit
   payments and fees.....     (2,104,107)    (13,484,940)      (776,947)
  Net annuity
   transactions..........         97,422          23,921          2,442
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     80,338,394     226,136,704     23,098,224
                            ------------    ------------    -----------
  Net increase (decrease)
   in net assets.........     87,704,991     262,119,711     24,837,792
NET ASSETS:
  Beginning of year......     22,862,033     140,347,683      9,832,515
                            ------------    ------------    -----------
  End of year............   $110,567,024    $402,467,394    $34,670,307
                            ============    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-128 ____________________________________

                                                            FRANKLIN                     TEMPLETON
                                                            STRATEGIC       MUTUAL       DEVELOPING     TEMPLETON     TEMPLETON
                                                             INCOME         SHARES        MARKETS        FOREIGN     GLOBAL ASSET
                           FRANKLIN REAL  FRANKLIN SMALL   SECURITIES     SECURITIES     SECURITIES    SECURITIES     ALLOCATION
                            ESTATE FUND      CAP FUND         FUND           FUND           FUND          FUND           FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   35,541     $(1,276,128)   $  1,230,912   $ (1,999,125)  $    42,029   $   (417,895)   $   49,111
  Capital gains income...       10,203         --              104,225        --            --             --            --
  Net realized gain
   (loss) on security
   transactions..........      180,084         152,633          71,516        106,094        59,548         31,963        12,852
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,684,781       8,802,321       5,864,773     29,610,561     2,776,313     13,324,238       415,367
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,910,609       7,678,826       7,271,426     27,717,530     2,877,890     12,938,306       477,330
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
UNIT TRANSACTIONS:
  Purchases..............       26,959      16,710,945      29,593,928    101,213,068     3,955,391     47,953,691         6,024
  Net transfers..........     (309,792)      8,416,331      14,434,519     47,732,494     4,743,383     19,223,570       179,087
  Surrenders for benefit
   payments and fees.....     (380,547)     (3,006,411)     (3,806,149)    (9,712,081)     (368,167)    (2,301,887)     (164,812)
  Net annuity
   transactions..........      --                 (228)        --               1,950       --               7,597       --
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (663,380)     22,120,637      40,222,298    139,235,431     8,330,607     64,882,971        20,299
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  Net increase (decrease)
   in net assets.........    1,247,229      29,799,463      47,493,724    166,952,961    11,208,497     77,821,277       497,629
NET ASSETS:
  Beginning of year......    6,836,566      63,327,211      59,189,010    155,418,938     6,687,228     31,508,902     3,354,832
                            ----------     -----------    ------------   ------------   -----------   ------------    ----------
  End of year............   $8,083,795     $93,126,674    $106,682,734   $322,371,899   $17,895,725   $109,330,179    $3,852,461
                            ==========     ===========    ============   ============   ===========   ============    ==========

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            TEMPLETON      MUTUAL
                              GROWTH      DISCOVERY     HARTFORD
                            SECURITIES   SECURITIES   ADVISERS HLS
                               FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (562,883) $  (123,399) $   120,345
  Capital gains income...       --           --           --
  Net realized gain
   (loss) on security
   transactions..........       158,462        9,352      (65,917)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,630,482    3,549,550      802,132
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,226,061    3,435,503      856,560
                           ------------  -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    79,393,080   14,296,132    8,123,231
  Net transfers..........    34,508,429    7,659,878    3,814,533
  Surrenders for benefit
   payments and fees.....    (5,428,266)    (894,459)  (4,333,866)
  Net annuity
   transactions..........         8,197          647      (20,125)
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   108,481,440   21,062,198    7,583,773
                           ------------  -----------  -----------
  Net increase (decrease)
   in net assets.........   126,707,501   24,497,701    8,440,333
NET ASSETS:
  Beginning of year......    54,077,051    6,851,163   36,333,464
                           ------------  -----------  -----------
  End of year............  $180,784,552  $31,348,864  $44,773,797
                           ============  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-130 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ 2,026,019   $  (813,634)  $  (135,726)      $  (82)        $ (4,718)         $   (67)
  Capital gains income...     1,914,017       --            --            --              --               --
  Net realized gain
   (loss) on security
   transactions..........        76,736        96,298        17,952       --                  (97)             669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,055,701)   11,091,508     4,909,649          192           44,000              644
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,961,071    10,374,172     4,791,875          110           39,185            1,246
                            -----------   -----------   -----------       ------         --------          -------
UNIT TRANSACTIONS:
  Purchases..............    22,387,745    16,371,469    12,896,061       --              --               --
  Net transfers..........     7,354,251     7,842,562     6,805,783        5,599           30,710            5,038
  Surrenders for benefit
   payments and fees.....    (4,888,246)   (4,360,233)   (2,417,265)          (1)         (20,167)          (4,042)
  Net annuity
   transactions..........       --               (585)      --            --              --               --
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,853,750    19,853,213    17,284,579        5,598           10,543              996
                            -----------   -----------   -----------       ------         --------          -------
  Net increase (decrease)
   in net assets.........    26,814,821    30,227,385    22,076,454        5,708           49,728            2,242
NET ASSETS:
  Beginning of year......    60,979,037    47,111,053    33,060,722        1,435          354,263            1,584
                            -----------   -----------   -----------       ------         --------          -------
  End of year............   $87,793,858   $77,338,438   $55,137,176       $7,143         $403,991          $ 3,826
                            ===========   ===========   ===========       ======         ========          =======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  (871)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        7,096
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,483
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        4,463
  Surrenders for benefit
   payments and fees.....       (3,409)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,054
                               -------
  Net increase (decrease)
   in net assets.........        7,537
NET ASSETS:
  Beginning of year......       58,690
                               -------
  End of year............      $66,227
                               =======

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $(10,223)       $  (18,737)       $ (5,982)
  Capital gains income...       26,263           --              --
  Net realized gain
   (loss) on security
   transactions..........       11,884           (10,515)         (5,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       62,166           378,680          11,848
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       90,090           349,428             104
                              --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        9,000            10,976         --
  Net transfers..........       31,607            78,969          (8,337)
  Surrenders for benefit
   payments and fees.....      (74,263)          (87,111)        (27,946)
  Net annuity
   transactions..........      --                --              --
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (33,656)            2,834         (36,283)
                              --------        ----------        --------
  Net increase (decrease)
   in net assets.........       56,434           352,262         (36,179)
NET ASSETS:
  Beginning of year......      808,725         2,025,872         524,156
                              --------        ----------        --------
  End of year............     $865,159        $2,378,134        $487,977
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-132 ____________________________________

                                                                                                                 HARTFORD
                                                                                                               INTERNATIONAL
                                                  HARTFORD    HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED  GROWTH HLS    OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND        FUND         HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  -----------  ---------------  --------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................        $ (2,753)         $  (258)       $  (189)        $ 14,697       $   (2,224)      $  (258)
  Capital gains income...        --                    179        --               --                 4,807           410
  Net realized gain
   (loss) on security
   transactions..........         (13,314)              (1)            23            1,642          (27,604)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          77,311            2,592          2,542            7,921          143,603         3,392
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          61,244            2,512          2,376           24,260          118,582         3,546
                                 --------          -------        -------         --------       ----------       -------
UNIT TRANSACTIONS:
  Purchases..............           6,398           --            --                 1,620            1,200        14,500
  Net transfers..........          43,754           12,878          1,632           17,634           20,478         3,251
  Surrenders for benefit
   payments and fees.....         (52,637)             (39)           (33)         (21,825)         (50,006)          (61)
  Net annuity
   transactions..........        --                 --            --               --               --             --
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (2,485)          12,839          1,599           (2,571)         (28,328)       17,690
                                 --------          -------        -------         --------       ----------       -------
  Net increase (decrease)
   in net assets.........          58,759           15,351          3,975           21,689           90,254        21,236
NET ASSETS:
  Beginning of year......         895,415           10,029         14,016          423,776        1,397,287         3,918
                                 --------          -------        -------         --------       ----------       -------
  End of year............        $954,174          $25,380        $17,991         $445,465       $1,487,541       $25,154
                                 ========          =======        =======         ========       ==========       =======

                             HARTFORD
                           INTERNATIONAL
                               SMALL
                            COMPANY HLS
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (288)
  Capital gains income...         317
  Net realized gain
   (loss) on security
   transactions..........          11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,124
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,164
                              -------
UNIT TRANSACTIONS:
  Purchases..............           5
  Net transfers..........       2,950
  Surrenders for benefit
   payments and fees.....          (3)
  Net annuity
   transactions..........      --
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,952
                              -------
  Net increase (decrease)
   in net assets.........       6,116
NET ASSETS:
  Beginning of year......      18,446
                              -------
  End of year............     $24,562
                              =======

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (61,364)   $  (56,443)    $ (6,735)
  Capital gains income...      --             --            7,059
  Net realized gain
   (loss) on security
   transactions..........      (31,506)       (2,470)         119
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      990,514       728,097       63,782
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      897,644       669,184       64,225
                            ----------    ----------     --------
UNIT TRANSACTIONS:
  Purchases..............    1,021,880         5,280       10,450
  Net transfers..........      701,334       (66,346)      12,346
  Surrenders for benefit
   payments and fees.....     (376,349)     (368,109)        (946)
  Net annuity
   transactions..........         (416)       --           --
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,346,449      (429,175)      21,850
                            ----------    ----------     --------
  Net increase (decrease)
   in net assets.........    2,244,093       240,009       86,075
NET ASSETS:
  Beginning of year......    4,844,090     5,002,418      425,539
                            ----------    ----------     --------
  End of year............   $7,088,183    $5,242,427     $511,614
                            ==========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-134 ____________________________________

                                             HARTFORD                                                      HARTFORD U.S.
                             HARTFORD        MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           MONEY MARKET   SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND          FUND            FUND          HLS FUND         HLS FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (689,088)     $ 18,757       $ (144,106)       $  (582)      $  (131,289)      $ 15,989
  Capital gains income...       --              1,002          --             --                --             --
  Net realized gain
   (loss) on security
   transactions..........       --                641          (17,561)        (1,137)          (55,306)         1,269
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --             (6,278)       1,010,071          7,835           850,173        (12,735)
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (689,088)       14,122          848,404          6,116           663,578          4,523
                           ------------      --------       ----------        -------       -----------       --------
UNIT TRANSACTIONS:
  Purchases..............    47,111,720         3,450        2,048,902          1,816         6,688,155          1,098
  Net transfers..........   (13,808,363)       (3,168)         148,820         15,940         2,273,303         13,779
  Surrenders for benefit
   payments and fees.....   (18,446,960)      (34,028)        (445,858)           (79)       (1,677,155)       (40,065)
  Net annuity
   transactions..........       106,143       --               --             --                --             --
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    14,962,540       (33,746)       1,751,864         17,677         7,284,303        (25,188)
                           ------------      --------       ----------        -------       -----------       --------
  Net increase (decrease)
   in net assets.........    14,273,452       (19,624)       2,600,268         23,793         7,947,881        (20,665)
NET ASSETS:
  Beginning of year......    77,821,606       572,113        6,959,904         41,423        19,330,701        788,768
                           ------------      --------       ----------        -------       -----------       --------
  End of year............  $ 92,095,058      $552,489       $9,560,172        $65,216       $27,278,582       $768,103
                           ============      ========       ==========        =======       ===========       ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,009)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,269
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,239
                              --------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       60,493
  Surrenders for benefit
   payments and fees.....       (1,948)
  Net annuity
   transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       58,545
                              --------
  Net increase (decrease)
   in net assets.........       67,784
NET ASSETS:
  Beginning of year......       49,203
                              --------
  End of year............     $116,987
                              ========

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (109)      $  (15,003)    $  (15,643)
  Capital gains income...      --                6,391         10,234
  Net realized gain
   (loss) on security
   transactions..........          43              263            394
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,824          107,435        117,178
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,758           99,086        112,163
                              -------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --              278,164        417,739
  Net transfers..........      --              330,062        379,195
  Surrenders for benefit
   payments and fees.....         (24)         (24,497)       (44,018)
  Net annuity
   transactions..........      --              --             --
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (24)         583,729        752,916
                              -------       ----------     ----------
  Net increase (decrease)
   in net assets.........       1,734          682,815        865,079
NET ASSETS:
  Beginning of year......      10,292          417,045        491,556
                              -------       ----------     ----------
  End of year............     $12,026       $1,099,860     $1,356,635
                              =======       ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-136 ____________________________________

                                          HUNTINGTON VA  HUNTINGTON VA    HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA
                           HUNTINGTON VA    MID CORP      NEW ECONOMY        ROTATING           MACRO 100          SITUS SMALL
                            GROWTH FUND   AMERICA FUND       FUND          MARKETS FUND            FUND              CAP FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (E)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           -------------  -------------  -------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $ (8,739)      $ (9,787)      $ (6,608)         $ (9,876)           $  (333)            $   (77)
  Capital gains income...      --             --              6,159            21,488            --                  --
  Net realized gain
   (loss) on security
   transactions..........        (102)           273             83               354                 34                  14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      30,271         98,284         77,494            61,925              5,670               1,477
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      21,430         88,770         77,128            73,891              5,371               1,414
                             --------       --------       --------          --------            -------             -------
UNIT TRANSACTIONS:
  Purchases..............      79,418        162,633        174,032           455,318             35,200              12,368
  Net transfers..........     285,891        230,317        212,606           148,904             51,063               4,680
  Surrenders for benefit
   payments and fees.....     (26,026)       (27,189)       (18,209)          (22,784)            (3,419)               (691)
  Net annuity
   transactions..........      --             --             --              --                  --                  --
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     339,283        365,761        368,429           581,438             82,844              16,357
                             --------       --------       --------          --------            -------             -------
  Net increase (decrease)
   in net assets.........     360,713        454,531        445,557           655,329             88,215              17,771
NET ASSETS:
  Beginning of year......     292,499        321,430        185,007           266,865            --                  --
                             --------       --------       --------          --------            -------             -------
  End of year............    $653,212       $775,961       $630,564          $922,194            $88,215             $17,771
                             ========       ========       ========          ========            =======             =======


                            MFS CAPITAL
                           OPPORTUNITIES
                              SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (186,583)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........      (788,827)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,633,205
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,657,795
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     1,326,476
  Net transfers..........      (716,004)
  Surrenders for benefit
   payments and fees.....      (655,902)
  Net annuity
   transactions..........      (158,738)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (204,168)
                            -----------
  Net increase (decrease)
   in net assets.........     1,453,627
NET ASSETS:
  Beginning of year......    15,659,718
                            -----------
  End of year............   $17,113,345
                            ===========

(b)  From inception, August 9, 2004 to December 31, 2004.
(e)  Formerly Huntington VA Rotating Index Fund. Change effective May 1, 2004.

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                           MFS HIGH
                           MFS EMERGING    MFS GLOBAL       INCOME
                           GROWTH SERIES  EQUITY SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (239,172)   $  (80,693)   $ 1,862,809
  Capital gains income...       --            --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,439,068)       15,389         39,788
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,428,492     1,102,180      2,826,439
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,750,252     1,036,876      4,729,036
                            -----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     2,192,073     1,262,272     12,866,751
  Net transfers..........      (741,094)    2,762,895      5,460,554
  Surrenders for benefit
   payments and fees.....      (745,931)     (330,750)    (3,170,333)
  Net annuity
   transactions..........        (3,641)      --             --
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       701,407     3,694,417     15,156,972
                            -----------    ----------    -----------
  Net increase (decrease)
   in net assets.........     2,451,659     4,731,293     19,886,008
NET ASSETS:
  Beginning of year......    14,885,484     3,822,469     52,912,989
                            -----------    ----------    -----------
  End of year............   $17,337,143    $8,553,762    $72,798,997
                            ===========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-138 ____________________________________

                               MFS
                            INVESTORS    MFS INVESTORS                   MFS NEW                                MERRILL LYNCH
                           GROWTH STOCK      TRUST       MFS MID CAP    DISCOVERY     MFS TOTAL     MFS VALUE   GLOBAL GROWTH
                              SERIES        SERIES      GROWTH SERIES    SERIES     RETURN SERIES    SERIES       V.I. FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (457,830)   $  (499,831)   $  (598,153)  $  (520,019) $   (190,447)  $  (104,797)   $   (405)
  Capital gains income...      --             --             --            --            --            101,779      --
  Net realized gain
   (loss) on security
   transactions..........     (295,903)       (31,285)        69,413        18,225       276,035        15,802         224
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,941,994      6,000,815      4,926,448     2,726,904    20,720,756     1,319,440      29,846
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,188,261      5,469,699      4,397,708     2,225,110    20,806,344     1,332,224      29,665
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
UNIT TRANSACTIONS:
  Purchases..............    3,415,336     24,345,991      8,180,600    15,822,222    66,890,182     4,497,075      --
  Net transfers..........          647      9,394,427      3,523,917     3,350,632    30,888,669     4,577,407       2,074
  Surrenders for benefit
   payments and fees.....   (1,220,973)    (1,750,508)    (1,986,403)   (1,478,466)   (9,723,005)     (683,017)       (420)
  Net annuity
   transactions..........        9,991          3,931        --             11,194        (1,172)      --           --
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,205,001     31,993,841      9,718,114    17,705,582    88,054,674     8,391,465       1,654
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  Net increase (decrease)
   in net assets.........    4,393,262     37,463,540     14,115,822    19,930,692   108,861,018     9,723,689      31,319
NET ASSETS:
  Beginning of year......   27,904,131     29,919,723     29,093,823    23,041,535   153,721,855     3,910,575     224,898
                           -----------    -----------    -----------   -----------  ------------   -----------    --------
  End of year............  $32,297,393    $67,383,263    $43,209,645   $42,972,227  $262,582,873   $13,634,264    $256,217
                           ===========    ===========    ===========   ===========  ============   ===========    ========

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MERRILL LYNCH  NATIONS MARSICO
                             LARGE CAP     INTERNATIONAL   NATIONS HIGH
                            GROWTH V.I.    OPPORTUNITIES    YIELD BOND
                               FUND          PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (18,059)     $  (318,808)   $ 1,471,217
  Capital gains income...      --                45,811      1,020,958
  Net realized gain
   (loss) on security
   transactions..........        2,109           48,988         46,437
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       88,995        3,562,707        100,350
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,045        3,338,698      2,638,962
                            ----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      109,261        9,324,713      6,415,030
  Net transfers..........       28,159        3,386,714      3,191,508
  Surrenders for benefit
   payments and fees.....      (21,940)        (928,585)    (1,516,072)
  Net annuity
   transactions..........       (6,098)        --              --
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      109,382       11,782,842      8,090,466
                            ----------      -----------    -----------
  Net increase (decrease)
   in net assets.........      182,427       15,121,540     10,729,428
NET ASSETS:
  Beginning of year......    1,114,422       15,138,709     22,142,101
                            ----------      -----------    -----------
  End of year............   $1,296,849      $30,260,249    $32,871,529
                            ==========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-140 ____________________________________

                                                NATIONS                                             NATIONS
                               NATIONS          MARSICO           NATIONS           NATIONS       MARSICO 21ST  NATIONS MARSICO
                            INTERNATIONAL   FOCUSED EQUITIES  ASSET ALLOCATION   MARSICO GROWTH     CENTURY      MIDCAP GROWTH
                           VALUE PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (C)   SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ----------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (1,641)      $  (473,991)      $   (28,970)       $  (389,624)    $  (59,655)    $  (441,853)
  Capital gains income...       332,551          --                --                 --              --             --
  Net realized gain
   (loss) on security
   transactions..........       155,608            49,116            19,110            884,512         (3,230)         41,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       293,135         3,252,801           635,766          2,179,398        821,573       3,861,317
                             ----------       -----------       -----------        -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       779,653         2,827,926           625,906          2,674,286        758,688       3,460,615
                             ----------       -----------       -----------        -----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       --              6,130,182           650,207          5,316,506        935,153       8,137,695
  Net transfers..........      (145,762)        1,191,434         1,768,363          2,532,636      1,124,740       3,325,931
  Surrenders for benefit
   payments and fees.....      (340,637)       (1,304,659)         (955,034)        (1,187,547)      (143,501)     (1,214,719)
  Net annuity
   transactions..........       --               --                --                 --              --             --
                             ----------       -----------       -----------        -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (486,399)        6,016,957         1,463,536          6,661,595      1,916,392      10,248,907
                             ----------       -----------       -----------        -----------     ----------     -----------
  Net increase (decrease)
   in net assets.........       293,254         8,844,883         2,089,442          9,335,881      2,675,080      13,709,522
NET ASSETS:
  Beginning of year......     4,149,603        22,751,645         8,617,894         17,847,015      2,593,026      18,338,858
                             ----------       -----------       -----------        -----------     ----------     -----------
  End of year............    $4,442,857       $31,596,528       $10,707,336        $27,182,896     $5,268,106     $32,048,380
                             ==========       ===========       ===========        ===========     ==========     ===========


                           NATIONS SMALL
                              COMPANY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (311,987)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        15,955
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,906,100
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,610,068
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     4,696,003
  Net transfers..........     1,783,620
  Surrenders for benefit
   payments and fees.....      (825,775)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,653,848
                            -----------
  Net increase (decrease)
   in net assets.........     7,263,916
NET ASSETS:
  Beginning of year......    14,214,043
                            -----------
  End of year............   $21,477,959
                            ===========

(c) Effective January 23, 2004, Nations Capital Growth Portfolio merged with Nations Marisco Growth Portfolio.

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                          ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                           NATIONS VALUE         INVESTMENT TRUST                 INVESTMENT TRUST
                             PORTFOLIO          BALANCED PORTFOLIO                 BOND PORTFOLIO
                            SUB-ACCOUNT           SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (113,401)             $ (3,243)                       $  (21,586)
  Capital gains income...       --                --                                --
  Net realized gain
   (loss) on security
   transactions..........        71,040                   (13)                               70
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,491,557                34,089                            53,241
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,449,196                30,833                            31,725
                            -----------              --------                        ----------
UNIT TRANSACTIONS:
  Purchases..............     8,915,362               534,871                         4,602,720
  Net transfers..........     3,170,612               378,689                         1,403,868
  Surrenders for benefit
   payments and fees.....    (1,545,997)               (5,477)                          (62,142)
  Net annuity
   transactions..........       --                --                                --
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,539,977               908,083                         5,944,446
                            -----------              --------                        ----------
  Net increase (decrease)
   in net assets.........    13,989,173               938,916                         5,976,171
NET ASSETS:
  Beginning of year......    21,978,433           --                                --
                            -----------              --------                        ----------
  End of year............   $35,967,606              $938,916                        $5,976,171
                            ===========              ========                        ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-142 ____________________________________

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                 DIVERSIFIED EQUITY                 DIVERSIFIED MID                   EQUITY INDEX
                                      PORTFOLIO                      CAP PORTFOLIO                      PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................            $   (5,137)                       $   (429)                       $  (17,785)
  Capital gains income...           --                              --                                --
  Net realized gain
   (loss) on security
   transactions..........                  (140)                              7                              (271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                81,131                          12,397                           316,944
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                75,854                          11,975                           298,888
                                     ----------                        --------                        ----------
UNIT TRANSACTIONS:
  Purchases..............             1,128,982                         121,507                         3,847,992
  Net transfers..........               343,274                          48,720                         1,171,883
  Surrenders for benefit
   payments and fees.....               (12,184)                           (451)                          (43,443)
  Net annuity
   transactions..........           --                              --                                --
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             1,460,072                         169,776                         4,976,432
                                     ----------                        --------                        ----------
  Net increase (decrease)
   in net assets.........             1,535,926                         181,751                         5,275,320
NET ASSETS:
  Beginning of year......           --                              --                                --
                                     ----------                        --------                        ----------
  End of year............            $1,535,926                        $181,751                        $5,275,320
                                     ==========                        ========                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-  ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST                 INVESTMENT TRUST                 INVESTMENT TRUST
                                   GOVERNMENT BOND                     LARGE CAP                         MID CAP
                                      PORTFOLIO                    GROWTH PORTFOLIO                 GROWTH PORTFOLIO
                                   SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)                  SUB-ACCOUNT (A)
                           -------------------------------  -------------------------------  -------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $   (9,513)                       $  (239)                       $   (5,626)
  Capital gains income...           --                              --                                --
  Net realized gain
   (loss) on security
   transactions..........                     66                             14                              (107)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                 24,398                          5,262                           144,996
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 14,951                          5,037                           139,263
                                      ----------                        -------                        ----------
UNIT TRANSACTIONS:
  Purchases..............              2,065,752                         89,644                         1,289,135
  Net transfers..........                684,562                    --                                    399,166
  Surrenders for benefit
   payments and fees.....                (27,506)                          (209)                          (10,435)
  Net annuity
   transactions..........           --                              --                                --
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              2,722,808                         89,435                         1,677,866
                                      ----------                        -------                        ----------
  Net increase (decrease)
   in net assets.........              2,737,759                         94,472                         1,817,129
NET ASSETS:
  Beginning of year......           --                              --                                --
                                      ----------                        -------                        ----------
  End of year............             $2,737,759                        $94,472                        $1,817,129
                                      ==========                        =======                        ==========

                           ONE GROUP-REGISTERED TRADEMARK-
                                  INVESTMENT TRUST
                                       MID CAP
                                   VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)
                           -------------------------------
OPERATIONS:
  Net investment income
   (loss)................            $   (5,283)
  Capital gains income...           --
  Net realized gain
   (loss) on security
   transactions..........                   (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               115,735
                                     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               110,380
                                     ----------
UNIT TRANSACTIONS:
  Purchases..............             1,208,273
  Net transfers..........               343,474
  Surrenders for benefit
   payments and fees.....               (11,953)
  Net annuity
   transactions..........           --
                                     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             1,539,794
                                     ----------
  Net increase (decrease)
   in net assets.........             1,650,174
NET ASSETS:
  Beginning of year......           --
                                     ----------
  End of year............            $1,650,174
                                     ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           JENNISON 20/20    JENNISON      PRUDENTIAL
                           FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,923)      $ (10,968)     $ (1,891)
  Capital gains income...      --               --           --
  Net realized gain
   (loss) on security
   transactions..........       12,351         (14,158)        2,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       25,166          76,320        30,371
                              --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       33,594          51,194        31,012
                              --------       ---------      --------
UNIT TRANSACTIONS:
  Purchases..............        2,940           5,726         1,890
  Net transfers..........      (26,399)        (77,503)       11,121
  Surrenders for benefit
   payments and fees.....      (28,522)        (39,097)      (15,433)
  Net annuity
   transactions..........      --               --           --
                              --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (51,981)       (110,874)       (2,422)
                              --------       ---------      --------
  Net increase (decrease)
   in net assets.........      (18,387)        (59,680)       28,590
NET ASSETS:
  Beginning of year......      270,071         790,176       218,190
                              --------       ---------      --------
  End of year............     $251,684       $ 730,496      $246,780
                              ========       =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-144 ____________________________________

                                                                  SALOMON
                                                 SALOMON         BROTHERS        SALOMON         SALOMON
                           SP WILLIAM BLAIR      BROTHERS      VARIABLE HIGH     BROTHERS        BROTHERS       WELLS FARGO
                            INTERNATIONAL    VARIABLE ALL CAP   YIELD BOND       VARIABLE     VARIABLE TOTAL  ASSET ALLOCATION
                           GROWTH PORTFOLIO     VALUE FUND         FUND       INVESTORS FUND   RETURN FUND          FUND
                           SUB-ACCOUNT (D)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (83)         $  (20,840)      $ 14,991        $  1,690        $  2,148         $    38
  Capital gains income...      --                 --               --             --                7,681         --
  Net realized gain
   (loss) on security
   transactions..........            6                 190            641           8,542           1,066               2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          787             214,069         10,758          58,552          18,609             829
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          710             193,419         26,390          68,784          29,504             869
                                ------          ----------       --------        --------        --------         -------
UNIT TRANSACTIONS:
  Purchases..............      --                   44,336          9,991           6,282           4,074         --
  Net transfers..........      --                  (50,860)        33,933          (7,708)         10,718          10,633
  Surrenders for benefit
   payments and fees.....          (17)           (154,428)       (22,167)        (43,011)        (27,517)        --
  Net annuity
   transactions..........      --                 --               --             --              --              --
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (17)           (160,952)        21,757         (44,437)        (12,725)         10,633
                                ------          ----------       --------        --------        --------         -------
  Net increase (decrease)
   in net assets.........          693              32,467         48,147          24,347          16,779          11,502
NET ASSETS:
  Beginning of year......        4,998           2,889,385        256,232         789,913         403,747         --
                                ------          ----------       --------        --------        --------         -------
  End of year............       $5,691          $2,921,852       $304,379        $814,260        $420,526         $11,502
                                ======          ==========       ========        ========        ========         =======

(a)  From inception, May 3, 2004 to December 31, 2004.
(d) Formerly SP Jennison International Growth Portfolio. Change effective May 3 ,2004.

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              WELLS FARGO         WELLS FARGO
                             EQUITY INCOME       INTERNATIONAL
                                  FUND            EQUITY FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $    9              $   (3)
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           377                  73
                                 ------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           386                  70
                                 ------              ------
UNIT TRANSACTIONS:
  Purchases..............         5,568             --
  Net transfers..........         1,279               1,279
  Surrenders for benefit
   payments and fees.....       --                  --
  Net annuity
   transactions..........       --                  --
                                 ------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         6,847               1,279
                                 ------              ------
  Net increase (decrease)
   in net assets.........         7,233               1,349
NET ASSETS:
  Beginning of year......       --                  --
                                 ------              ------
  End of year............        $7,233              $1,349
                                 ======              ======

(a)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-146 ____________________________________

                                                                   STI CLASSIC VT
                              WELLS FARGO         WELLS FARGO         CAPITAL      STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                             LARGE COMPANY         SMALL CAP        APPRECIATION     GROWTH AND    MID-CAP EQUITY   VALUE INCOME
                              GROWTH FUND         GROWTH FUND           FUND        INCOME FUND         FUND         STOCK FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................        $   (2)              $ (2)          $  (59,766)     $  (25,323)     $  (18,096)     $   (2,354)
  Capital gains income...       --                 --                   --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       --                 --                    17,282          41,153          16,995           1,990
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            51                 69              233,964         249,022         232,490         149,284
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            49                 67              191,480         264,852         231,389         148,920
                                 ------               ----           ----------      ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                 1,593,604         332,696         524,049         694,741
  Net transfers..........         1,023                768              381,985        (131,371)        122,496         356,128
  Surrenders for benefit
   payments and fees.....       --                 --                  (140,352)        (75,347)        (29,379)        (46,873)
  Net annuity
   transactions..........       --                 --                   --              --              --              --
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,023                768            1,835,237         125,978         617,166       1,003,996
                                 ------               ----           ----------      ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........         1,072                835            2,026,717         390,830         848,555       1,152,916
NET ASSETS:
  Beginning of year......       --                 --                 2,668,285       2,034,452         966,743         579,143
                                 ------               ----           ----------      ----------      ----------      ----------
  End of year............        $1,072               $835           $4,695,002      $2,425,282      $1,815,298      $1,732,059
                                 ======               ====           ==========      ==========      ==========      ==========

(a)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "the Sub-Accounts"): the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Mid Cap Growth Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Cap Value Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, Mercury Global Growth V.I. Fund, Mercury Large Cap Growth V.I. Fund, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, JP Morgan Investment Trust Balanced Portfolio, JP Morgan Investment Trust Bond Portfolio, JP Morgan Investment Trust Diversified Equity Portfolio, JP Morgan Investment Trust Diversified Mid Cap Portfolio, JP Morgan Investment Trust Equity Index Portfolio, JP Morgan Investment Trust Government Bond Portfolio, JP Morgan Investment Trust Large Cap Growth Portfolio, JP Morgan Investment Trust Mid Cap Growth Portfolio, JP Morgan Investment Trust Mid Cap Value Portfolio, Jennison 20/20 Focus

____________________________________ SA-148 ____________________________________

    Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Salomon Brothers Variable All Cap Value Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Large Cap Relative Value Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.55% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
AIM V.I. Aggressive Growth Fund.........  $    3,404,130  $  3,546,398
AIM V.I. Basic Value Fund...............      13,489,964    18,283,030
AIM V.I. Blue Chip Fund.................       2,537,567     4,660,681
AIM V.I. Capital Appreciation Fund......       3,358,194     3,972,344
AIM V.I. Core Equity Fund...............         210,414        18,644
AIM V.I. Demographic Trends Fund........         685,513     1,804,921
AIM V.I. Government Securities Fund.....      82,408,383    24,063,808
AIM V.I. High Yield Fund................         619,009       658,207
AIM V.I. International Growth Fund......      21,654,925     9,105,876
AIM V.I. Mid Cap Core Equity Fund.......      30,703,761    15,179,832
AIM V.I. Premier Equity Fund............      41,029,970     5,305,905
AIM V.I. Small Cap Equity Fund..........       5,611,100     1,195,194
AIM V.I. Large Cap Growth Fund..........         753,802        72,791
American Funds Asset Allocation Fund....      90,393,996    30,716,156
American Funds Blue Chip Income and
 Growth Fund............................      36,626,696    17,171,700
American Funds Bond Fund................      72,562,043    27,053,221
American Funds Global Growth Fund.......      23,403,781    10,408,865
American Funds Growth Fund..............     171,181,225    44,527,605
American Funds Growth-Income Fund.......     194,545,400    42,268,300
American Funds International Fund.......      59,089,110    13,744,929
American Funds New World Fund...........      17,803,556     7,184,745
American Funds Global Small
 Capitalization Fund....................      25,996,326     9,434,879
Evergreen VA Balanced Fund..............         119,535         2,554
Evergreen VA Growth Fund................         438,481        16,125
Evergreen VA International Equity
 Fund...................................         349,497         2,432
Evergreen VA Omega Fund.................          36,850            98
Evergreen VA Special Values Fund........       4,786,987        43,869
Evergreen VA Fundamental Large Cap
 Fund...................................          32,495           217
Franklin Rising Dividends Securities
 Fund...................................      89,219,969    10,370,018
Franklin Income Securities Fund.........     317,531,113    20,268,554
Franklin Large Cap Growth Securities
 Fund...................................      23,423,255     2,819,057
Franklin Real Estate Fund...............       1,041,497     1,984,930
Franklin Small-Mid Cap Growth Securities
 Fund...................................      23,786,907    19,383,415
Franklin Strategic Income Securities
 Fund...................................      53,763,817    11,876,621
Mutual Shares Securities Fund...........     161,861,566    18,135,408
Templeton Developing Markets Securities
 Fund...................................      20,954,233     5,337,533
Templeton Foreign Securities Fund.......      68,299,706    14,255,012
Templeton Global Asset Allocation
 Fund...................................         300,748       930,387
Templeton Growth Securities Fund........     174,317,242    24,960,755
Mutual Discovery Securities Fund........      32,485,227     6,953,618
Franklin Flex Cap Growth Securities
 Fund...................................       6,646,964       461,161
Franklin Large Cap Value Securities
 Fund...................................       1,909,180       419,850
Hartford Advisers HLS Fund..............       6,420,797     9,290,912
Hartford Total Return Bond HLS Fund.....      20,694,761    10,903,461
Hartford Capital Appreciation HLS
 Fund...................................      14,993,052    10,643,531
Hartford Dividend and Growth HLS Fund...      11,679,606     6,441,009

____________________________________ SA-150 ____________________________________

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
Hartford Focus HLS Fund.................  $          767  $        890
Hartford Global Advisers HLS Fund.......          19,570        85,070
Hartford Global Communications HLS
 Fund...................................             647           492
Hartford Global Financial Services HLS
 Fund...................................           1,931         2,227
Hartford Global Health HLS Fund.........          68,710        74,579
Hartford Global Leaders HLS Fund........          76,373       181,355
Hartford Global Technology HLS Fund.....           4,801        34,978
Hartford Disciplined Equity HLS Fund....          20,680       124,034
Hartford Growth HLS Fund................           1,308           359
Hartford Growth Opportunities HLS
 Fund...................................          72,129         7,090
Hartford High Yield HLS Fund............          49,303        65,964
Hartford Index HLS Fund.................         142,982       156,408
Hartford International Capital
 Appreciation HLS Fund..................         255,521        25,411
Hartford International Small Company HLS
 Fund...................................          67,642         4,617
Hartford International Opportunities HLS
 Fund...................................       3,594,596     1,859,434
Hartford MidCap HLS Fund................         758,698       673,269
Hartford MidCap Value HLS Fund..........          47,532        74,196
Hartford Money Market HLS Fund..........     141,267,961   116,539,825
Hartford Mortgage Securities HLS Fund...          30,123       154,058
Hartford Small Company HLS Fund.........         169,797     1,507,806
Hartford SmallCap Growth HLS Fund.......          81,593         6,735
Hartford Stock HLS Fund.................       5,998,106     4,648,467
Hartford U.S. Government Securities HLS
 Fund...................................         128,153       233,279
Hartford Value HLS Fund.................         117,283        30,709
Hartford Value Opportunities HLS Fund...         159,042         5,157
Hartford Equity Income HLS Fund.........          22,020         1,303
Huntington VA Income Equity Fund........         386,961       130,976
Huntington VA Dividend Capture Fund.....       2,127,669       152,328
Huntington VA Growth Fund...............         289,380       150,644
Huntington VA Mid Corp America Fund.....       1,239,590       104,574
Huntington VA New Economy Fund..........         856,978        64,595
Huntington VA Rotating Markets Fund.....         155,021       100,821
Huntington VA International Equity
 Fund...................................          47,025           937
Huntington VA Macro 100 Fund............         197,448        13,624
Huntington VA Mortgage Securities
 Fund...................................          28,927           101
Huntington VA Situs Small Cap Fund......       1,006,500        42,803
MFS Capital Opportunities Series........         824,901     2,970,433
MFS Emerging Growth Series..............       2,403,467     3,177,673
MFS Global Equity Series................       2,322,971     3,094,253
MFS High Income Series..................      33,165,915    22,923,291
MFS Investors Growth Stock Series.......       2,294,023     6,598,803
MFS Investors Trust Series..............      38,732,826     6,779,291
MFS Mid Cap Growth Series...............       7,482,342     7,093,923
MFS New Discovery Series................      31,111,895     8,011,261
MFS Total Return Series.................     128,801,061    28,782,271
MFS Value Series........................      11,815,771     3,145,563
MFS Research Bond Series Fund...........       3,038,356       466,240
MFS Research International Series
 Fund...................................         831,979        25,026
MFS Research Series Fund................       1,013,571       234,995

____________________________________ SA-151 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
Mecury Global Growth V.I. Fund..........  $        9,645  $     79,726
Mercury Large Cap Growth V.I. Fund......          70,222        77,242
Nations Marsico International
 Opportunities Portfolio................       7,034,453     3,912,838
Nations High Yield Bond Portfolio.......       2,962,815     5,529,350
Nations International Value Portfolio...       1,122,935     4,655,603
Nations Marsico Focused Equities
 Portfolio..............................       2,967,645     3,950,210
Nations Asset Allocation Portfolio......         892,047     1,381,626
Nations Marsico Growth Portfolio........       4,014,451     3,326,433
Nations Marsico 21st Century
 Portfolio..............................       2,615,932     1,154,678
Nations Marsico Midcap Growth
 Portfolio..............................       7,493,439     3,772,895
Nations Small Company Portfolio.........       3,296,893     2,672,038
Nations Value Portfolio.................       5,178,991     4,204,355
JPMorgan Investment Trust Balanced
 Portfolio..............................         756,212       150,086
JPMorgan Investment Trust Bond
 Portfolio..............................      19,355,005       418,864
JPMorgan Investment Trust Diversified
 Equity Portfolio.......................       4,228,709        99,709
JPMorgan Investment Trust Diversified
 Mid Cap Portfolio......................         565,538        40,928
JPMorgan Investment Trust Equity Index
 Portfolio..............................      15,091,263       412,069
JPMorgan Investment Trust Government
 Bond Portfolio.........................       7,762,048       224,213
JPMorgan Investment Trust Large Cap
 Growth Portfolio.......................         102,337        65,224
JPMorgan Investment Trust Mid Cap Growth
 Portfolio..............................       5,260,357       247,192
JPMorgan Investment Trust Mid Cap Value
 Portfolio..............................       6,436,883       218,306
Jennison 20/20 Focus Portfolio..........          27,436        29,448
Jennison Portfolio......................           1,357        67,188
Prudential Value Portfolio..............           5,408        15,485
SP William Blair International Growth
 Portfolio..............................           6,903           121
Salomon Brothers Variable All Cap
 Fund...................................         216,871       316,580
Salomon Brothers Variable High Yield
 Bond Fund..............................          48,660        43,682
Salomon Brothers Variable Investors
 Fund...................................          41,675        41,792
Salomon Brothers Variable Total Return
 Fund...................................          32,725       125,454
Wells Fargo Advantage Asset Allocation
 Fund...................................             491           211
Wells Fargo Advantage Total Return Bond
 Fund...................................           8,114            31
Wells Fargo Advantage Equity Income
 Fund...................................          24,333           285
Wells Fargo Advantage International Core
 Fund...................................           7,365           297
Wells Fargo Advantage Large Company
 Growth Fund............................           5,708           159
Wells Fargo Advantage Small Cap Growth
 Fund...................................           4,222           244
STI Classic VT Capital Appreciation
 Fund...................................       2,169,006       686,563
STI Classic VT Large Cap Relative Value
 Fund...................................          86,835       661,344
STI Classic VT Mid-Cap Equity Fund......         247,839       482,338
STI Classic VT Large Cap Value Equity
 Fund...................................       1,371,171       225,463
                                          --------------  ------------
                                          $2,458,018,134  $725,730,966
                                          ==============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                  NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  ----------
AIM V.I. Aggressive Growth Fund....    2,924,309    2,752,980     171,329
AIM V.I. Basic Value Fund..........   10,203,413   13,520,090  (3,316,677)

____________________________________ SA-152 ____________________________________

                                                                  NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  ----------
AIM V.I. Blue Chip Fund............    2,366,323    4,064,889  (1,698,566)
AIM V.I. Capital Appreciation
 Fund..............................    3,056,969    3,317,333    (260,364)
AIM V.I. Core Equity Fund..........       20,833        1,776      19,057
AIM V.I. Demographic Trends Fund...      598,987    1,384,424    (785,437)
AIM V.I. Government Securities
 Fund..............................   73,399,323   21,611,877  51,787,446
AIM V.I. High Yield Fund...........      393,013      527,449    (134,436)
AIM V.I. International Growth
 Fund..............................   14,874,098    6,096,464   8,777,634
AIM V.I. Mid Cap Core Equity
 Fund..............................   19,320,444    9,977,559   9,342,885
AIM V.I. Premier Equity Fund.......   40,801,843    4,975,167  35,826,676
AIM V.I. Small Cap Equity Fund.....      487,958       91,224     396,734
AIM V.I. Large Cap Growth Fund.....       73,303        7,039      66,264
American Funds Asset Allocation
 Fund..............................    7,612,917    2,500,075   5,112,842
American Funds Blue Chip Income and
 Growth Fund.......................   37,195,013   15,697,260  21,497,753
American Funds Bond Fund...........    5,125,205    1,952,043   3,173,162
American Funds Global Growth
 Fund..............................    2,236,745      895,726   1,341,019
American Funds Growth Fund.........   17,593,877    3,712,602  13,881,275
American Funds Growth-Income
 Fund..............................   16,045,875    3,187,749  12,858,126
American Funds International
 Fund..............................    5,552,674    1,162,933   4,389,741
American Funds New World Fund......    1,209,764      460,622     749,142
American Funds Global Small
 Capitalization Fund...............    1,998,282      652,299   1,345,983
Evergreen VA Balanced Fund.........      129,524        1,672     127,852
Evergreen VA Growth Fund...........      415,721       14,167     401,554
Evergreen VA International Equity
 Fund..............................      335,161          127     335,034
Evergreen VA Omega Fund............       56,903      --           56,903
Evergreen VA Special Values Fund...    2,999,541       24,775   2,974,766
Evergreen VA Fundamental Large Cap
 Fund..............................       27,191      --           27,191
Franklin Rising Dividends
 Securities Fund...................    6,935,353      759,674   6,175,679
Franklin Income Securities Fund....   22,943,222    1,383,084  21,560,138
Franklin Large Cap Growth
 Securities Fund...................    2,236,191      247,252   1,988,939
Franklin Real Estate Fund..........       22,556       87,330     (64,774)
Franklin Small-Mid Cap Growth
 Securities Fund...................    2,674,917    1,877,825     797,092
Franklin Strategic Income
 Securities Fund...................    3,481,758      788,720   2,693,038
Mutual Shares Securities Fund......   11,743,268    1,179,496  10,563,772
Templeton Developing Markets
 Securities Fund...................    1,365,207      345,746   1,019,461
Templeton Foreign Securities
 Fund..............................    6,585,540    1,297,393   5,288,147
Templeton Global Asset Allocation
 Fund..............................       13,095       67,456     (54,361)
Templeton Growth Securities Fund...   14,184,447    1,961,089  12,223,358
Mutual Discovery Securities Fund...    2,135,959      423,433   1,712,526
Franklin Flex Cap Growth Securities
 Fund..............................      666,761       44,923     621,838
Franklin Large Cap Value Securities
 Fund..............................      190,699       41,441     149,258
Hartford Advisers HLS Fund.........    3,241,800    8,928,931  (5,687,131)
Hartford Total Return Bond HLS
 Fund..............................   11,934,248    8,170,904   3,763,344
Hartford Capital Appreciation HLS
 Fund..............................    3,527,419    7,969,237  (4,441,818)
Hartford Dividend and Growth HLS
 Fund..............................    8,041,445    5,186,159   2,855,286
Hartford Focus HLS Fund............          428          837        (409)
Hartford Global Advisers HLS
 Fund..............................        4,162       43,559     (39,397)
Hartford Global Communications HLS
 Fund..............................          510          422          88
Hartford Global Financial Services
 HLS Fund..........................            4        1,308      (1,304)
Hartford Global Health HLS Fund....        6,745       37,348     (30,603)

____________________________________ SA-153 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                  NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  ----------
Hartford Global Leaders HLS Fund...       43,100       90,083     (46,983)
Hartford Global Technology HLS
 Fund..............................       14,612       69,087     (54,476)
Hartford Disciplined Equity HLS
 Fund..............................       14,751       97,442     (82,691)
Hartford Growth HLS Fund...........          272            6         266
Hartford Growth Opportunities HLS
 Fund..............................       51,210        5,322      45,888
Hartford High Yield HLS Fund.......       19,372       49,379     (30,007)
Hartford Index HLS Fund............       17,915       31,880     (13,965)
Hartford International Capital
 Appreciation HLS Fund.............      201,189       18,744     182,445
Hartford International Small
 Company HLS Fund..................       35,020        2,210      32,810
Hartford International
 Opportunities HLS Fund............    3,442,215    1,592,301   1,849,914
Hartford MidCap HLS Fund...........        7,224      190,291    (183,067)
Hartford MidCap Value HLS Fund.....          785       49,111     (48,326)
Hartford Money Market HLS Fund.....  134,577,468  111,430,908  23,146,560
Hartford Mortgage Securities HLS
 Fund..............................        4,240       53,032     (48,792)
Hartford Small Company HLS Fund....      172,933    1,184,696  (1,011,763)
Hartford SmallCap Growth HLS
 Fund..............................       58,060        4,093      53,967
Hartford Stock HLS Fund............    6,933,083    4,994,195   1,938,888
Hartford U.S. Government Securities
 HLS Fund..........................      104,214      209,922    (105,708)
Hartford Value HLS Fund............      104,037       27,147      76,890
Hartford Value Opportunities HLS
 Fund..............................      118,066        2,566     115,500
Hartford Equity Income HLS Fund....       18,500          994      17,506
Huntington VA Income Equity Fund...       42,572        8,211      34,361
Huntington VA Dividend Capture
 Fund..............................      217,583       11,087     206,496
Huntington VA Growth Fund..........       67,134       11,598      55,536
Huntington VA Mid Corp America
 Fund..............................      152,846        7,299     145,547
Huntington VA New Economy Fund.....      116,647        3,187     113,460
Huntington VA Rotating Markets
 Fund..............................       14,671        5,990       8,681
Huntington VA International Equity
 Fund..............................       22,216          568      21,648
Huntington VA Macro 100 Fund.......      194,865       10,305     184,560
Huntington VA Mortgage Securities
 Fund..............................       14,528           27      14,501
Huntington VA Situs Small Cap
 Fund..............................      834,893       29,875     805,018
MFS Capital Opportunities Series...       97,120      356,698    (259,578)
MFS Emerging Growth Series.........      383,813      441,565     (57,752)
MFS Global Equity Series...........      190,396      261,321     (70,925)
MFS High Income Series.............    2,531,453    1,939,605     591,848
MFS Investors Growth Stock
 Series............................      332,605      871,358    (538,753)
MFS Investors Trust Series.........    4,727,525      762,892   3,964,633
MFS Mid Cap Growth Series..........    1,379,294    1,199,893     179,401
MFS New Discovery Series...........    3,308,049      768,841   2,539,208
MFS Total Return Series............    9,235,342    2,137,106   7,098,236
MFS Value Series...................      819,168      211,478     607,690
MFS Research Bond Series Fund......      303,947       45,648     258,299
MFS Research International Series
 Fund..............................       73,798        1,948      71,850
MFS Research Series Fund...........       99,669       23,421      76,248
Mecury Global Growth V.I. Fund.....          704        7,083      (6,379)
Mercury Large Cap Growth V.I.
 Fund..............................        6,847        5,051       1,796
Nations Marsico International
 Opportunities Portfolio...........    5,299,809    2,665,372   2,634,437
Nations High Yield Bond
 Portfolio.........................    2,177,161    3,647,660  (1,470,499)
Nations International Value
 Portfolio.........................          234    3,419,730  (3,419,496)

____________________________________ SA-154 ____________________________________

                                                                  NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  ----------
Nations Marsico Focused Equities
 Portfolio.........................    2,957,959    3,184,955    (226,996)
Nations Asset Allocation
 Portfolio.........................      922,578    1,194,720    (272,142)
Nations Marsico Growth Portfolio...    4,155,489    2,805,136   1,350,353
Nations Marsico 21st Century
 Portfolio.........................    2,011,297      775,446   1,235,851
Nations Marsico Midcap Growth
 Portfolio.........................    7,385,897    4,498,429   2,887,468
Nations Small Company Portfolio....    3,451,759    2,284,800   1,166,959
Nations Value Portfolio............    4,877,489    3,489,276   1,388,213
JPMorgan Investment Trust Balanced
 Portfolio.........................       71,129       13,010      58,119
JPMorgan Investment Trust Bond
 Portfolio.........................    1,869,975       38,004   1,831,971
JPMorgan Investment Trust
 Diversified Equity Portfolio......      400,760        8,818     391,942
JPMorgan Investment Trust
 Diversified Mid Cap Portfolio.....       45,771        2,966      42,805
JPMorgan Investment Trust Equity
 Index Portfolio...................    1,424,176       36,640   1,387,536
JPMorgan Investment Trust
 Government Bond Portfolio.........      752,529       20,830     731,699
JPMorgan Investment Trust Large Cap
 Growth Portfolio..................        9,286        5,996       3,290
JPMorgan Investment Trust Mid Cap
 Growth Portfolio..................      495,470       22,026     473,444
JPMorgan Investment Trust Mid Cap
 Value Portfolio...................      541,612       18,360     523,252
Jennison 20/20 Focus Portfolio.....        2,525        7,595      (5,070)
Jennison Portfolio.................        1,081       34,105     (33,024)
Prudential Value Portfolio.........        3,162       10,498      (7,336)
SP William Blair International
 Growth Portfolio..................        6,781           20       6,761
Salomon Brothers Variable All Cap
 Fund..............................      162,060      232,606     (70,546)
Salomon Brothers Variable High
 Yield Bond Fund...................       19,083       28,831      (9,748)
Salomon Brothers Variable Investors
 Fund..............................       31,312       30,388         924
Salomon Brothers Variable Total
 Return Fund.......................       21,967      107,152     (85,185)
Wells Fargo Advantage Asset
 Allocation Fund...................      --           --           --
Wells Fargo Advantage Total Return
 Bond Fund.........................        6,897      --            6,897
Wells Fargo Advantage Equity Income
 Fund..............................       20,973           36      20,937
Wells Fargo Advantage International
 Core Fund.........................        6,359          215       6,144
Wells Fargo Advantage Large Company
 Growth Fund.......................        5,909          116       5,793
Wells Fargo Advantage Small Cap
 Growth Fund.......................        4,037          200       3,837
STI Classic VT Capital Appreciation
 Fund..............................      319,749       52,451     267,298
STI Classic VT Large Cap Relative
 Value Fund........................        4,787       42,778     (37,991)
STI Classic VT Mid-Cap Equity
 Fund..............................       16,053       31,179     (15,126)
STI Classic VT Large Cap Value
 Equity Fund.......................      157,852       13,597     144,255

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                   NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  -----------
AIM V.I. Aggressive Growth Fund....    7,664,701    4,064,916    3,599,785
AIM V.I. Basic Value Fund..........   32,319,995    9,116,704   23,203,291
AIM V.I. Blue Chip Fund............    9,982,830    5,884,746    4,098,084
AIM V.I. Capital Appreciation
 Fund..............................    5,521,955    2,229,311    3,292,644
AIM V.I. Dent Demographic Trends
 Fund..............................    3,410,015      776,009    2,634,006
AIM V.I. Government Securities
 Fund..............................   71,196,300   32,570,613   38,625,687
AIM V.I. High Yield Fund...........      542,529      204,825      337,704
AIM V. I. International Growth
 Fund..............................    3,552,528      424,882    3,127,646
AIM V.I. Mid Cap Core Equity
 Fund..............................   26,229,916    4,826,058   21,403,858
AIM V.I. Premier Equity Fund.......   40,687,333    3,294,679   37,392,654

____________________________________ SA-155 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                   NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  -----------
AIM V.I. Small Cap Equity Fund.....      592,966       60,380      532,586
American Funds Asset Allocation
 Fund..............................   12,873,704    1,743,488   11,130,216
American Funds Blue Chip Income and
 Growth Fund.......................   66,019,001   10,657,127   55,361,874
American Funds Bond Fund...........    7,106,125    1,992,780    5,113,345
American Funds Global Growth
 Fund..............................    2,562,821      515,453    2,047,368
American Funds Growth Fund.........   25,791,081    2,660,776   23,130,305
American Funds Growth-Income
 Fund..............................   21,335,596    2,377,548   18,958,048
American Funds International
 Fund..............................    6,670,073      525,906    6,144,167
American Funds New World Fund......    1,249,254      311,919      937,335
American Funds Global Small
 Capitalization Fund...............    2,277,939      434,982    1,842,957
Franklin Rising Dividends
 Securities Fund...................    6,722,467      206,461    6,516,006
Franklin Income Securities Fund....   19,444,657    1,028,249   18,416,408
Franklin Large Cap Growth
 Securities Fund...................    2,596,637      372,095    2,224,542
Franklin Real Estate Fund..........       31,586       69,167      (37,581)
Franklin Small Cap Fund............    3,977,792    1,234,420    2,743,372
Franklin Strategic Income
 Securities Fund...................    3,554,505      499,346    3,055,159
Mutual Shares Securities Fund......   11,994,760      822,416   11,172,344
Templeton Developing Markets
 Securities Fund...................    1,057,434      353,232      704,202
Templeton Foreign Securities
 Fund..............................    7,362,832      307,942    7,054,890
Templeton Global Asset Allocation
 Fund..............................       19,457       17,199        2,258
Templeton Growth Securities Fund...   11,070,944    1,316,399    9,754,545
Mutual Discovery Securities Fund...    1,767,064      139,070    1,627,994
Hartford Advisers HLS Fund.........   14,697,643    6,143,915    8,553,728
Hartford Bond HLS Fund.............   29,720,119    8,530,723   21,189,396
Hartford Capital Appreciation HLS
 Fund..............................   25,453,678    5,376,278   20,077,400
Hartford Dividend and Growth HLS
 Fund..............................   20,384,110    2,924,745   17,459,365
Hartford Focus HLS Fund............        5,818            1        5,817
Hartford Global Advisers HLS
 Fund..............................       18,716       12,575        6,141
Hartford Global Communications HLS
 Fund..............................        6,407        4,383        2,024
Hartford Global Financial Services
 HLS Fund..........................        4,481        3,206        1,275
Hartford Global Health HLS Fund....       40,723       59,261      (18,538)
Hartford Global Leaders HLS Fund...       72,180       69,737        2,443
Hartford Global Technology HLS
 Fund..............................       22,291       98,945      (76,654)
Hartford Disciplined Equity HLS
 Fund..............................      130,544      130,946         (402)
Hartford Growth HLS Fund...........       11,546            7       11,539
Hartford Growth Opportunities HLS
 Fund..............................        1,478            8        1,470
Hartford High Yield HLS Fund.......       22,664       24,198       (1,534)
Hartford Index HLS Fund............       25,480       31,920       (6,440)
Hartford International Capital
 Appreciation HLS Fund.............       16,132           54       16,078
Hartford International Small
 Company HLS Fund..................        2,212            2        2,210
Hartford International
 Opportunities HLS Fund............    2,253,863      809,384    1,444,479
Hartford MidCap HLS Fund...........        7,977      162,433     (154,456)
Hartford MidCap Value HLS Fund.....       34,683       16,289       18,394
Hartford Money Market HLS Fund.....  125,173,981  110,048,573   15,125,408
Hartford Mortgage Securities HLS
 Fund..............................       24,596       36,334      (11,738)
Hartford Small Company HLS Fund....    3,128,710    1,295,983    1,832,727
Hartford SmallCap Growth HLS
 Fund..............................       35,737       20,894       14,843
Hartford Stock HLS Fund............   12,056,417    2,881,179    9,175,238
Hartford U.S. Government Securities
 HLS Fund..........................       15,393       37,517      (22,124)

____________________________________ SA-156 ____________________________________

                                                                   NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  -----------
Hartford Value HLS Fund............       63,174        2,102       61,072
Hartford Value Opportunities HLS
 Fund..............................      --                 6           (6)
Huntington VA Income Equity Fund...       50,675        2,231       48,444
Huntington VA Dividend Capture
 Fund..............................       63,490        3,591       59,899
Huntington VA Growth Fund..........       30,900        1,780       29,120
Huntington VA Mid Corp America
 Fund..............................       29,304        1,600       27,704
Huntington VA New Economy Fund.....       29,088        1,286       27,802
Huntington VA Rotating Markets
 Fund..............................       47,577        1,798       45,779
Huntington VA Macro 100 Fund.......       91,056        6,959       84,097
Huntington VA Situs Small Cap
 Fund..............................       16,496          677       15,819
MFS Capital Opportunities Series...      368,215      347,732       20,483
MFS Emerging Growth Series.........      546,389      355,366      191,023
MFS Global Equity Series...........      422,065       60,030      362,035
MFS High Income Series.............    2,640,583    1,255,687    1,384,896
MFS Investors Growth Stock
 Series............................    1,042,108      646,242      395,866
MFS Investors Trust Series.........    4,791,239      596,275    4,194,964
MFS Mid Cap Growth Series..........    3,142,920    1,408,720    1,734,200
MFS New Discovery Series...........    2,519,877      518,040    2,001,837
MFS Total Return Series............    8,533,469      920,142    7,613,327
MFS Value Series...................      792,736      124,360      668,376
Merrill Lynch Global Growth V.I.
 Fund..............................          214            1          213
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       15,681        3,819       11,862
Nations Marsico International
 Opportunities Portfolio...........   12,092,720    1,685,461   10,407,259
Nations High Yield Bond
 Portfolio.........................    8,687,183    2,530,990    6,156,193
Nations International Value
 Portfolio.........................       87,225      504,790     (417,565)
Nations Marsico Focused Equities
 Portfolio.........................    9,249,557    2,940,535    6,309,022
Nations Asset Allocation
 Portfolio.........................    2,888,514    1,301,168    1,587,346
Nations Marsico Growth Portfolio...   15,911,350   10,394,224    5,517,126
Nations Marsico 21st Century
 Portfolio.........................    1,902,326      329,010    1,573,316
Nations Marsico Midcap Growth
 Portfolio.........................   18,254,787    2,869,139   15,385,648
Nations Small Company Portfolio....    7,284,372    1,386,234    5,898,138
Nations Value Portfolio............   13,920,222    2,647,575   11,272,647
One Group-Registered Trademark-
 Investment Trust Balanced
 Portfolio.........................       90,979          316       90,663
One Group-Registered Trademark-
 Investment Trust Bond Portfolio...      593,793        3,213      590,580
One Group-Registered Trademark-
 Investment Trust Diversified
 Equity Portfolio..................      143,736        1,019      142,717
One Group-Registered Trademark-
 Investment Trust Diversified Mid
 Cap Portfolio.....................       16,941          459       16,482
One Group-Registered Trademark-
 Investment Trust Equity Index
 Portfolio.........................      494,430        2,501      491,929
One Group-Registered Trademark-
 Investment Trust Government Bond
 Portfolio.........................      273,929        1,452      272,477
One Group-Registered Trademark-
 Investment Trust Large Cap Growth
 Portfolio.........................        9,019           20        8,999
One Group-Registered Trademark-
 Investment Trust Mid Cap Growth
 Portfolio.........................      172,661          638      172,023
One Group-Registered Trademark-
 Investment Trust Mid Cap Value
 Portfolio.........................      149,834          664      149,170
Jennison 20/20 Focus Portfolio.....          394       44,468      (44,074)
Jennison Portfolio.................        2,954      115,223     (112,269)
Prudential Value Portfolio.........       16,153       17,870       (1,717)
SP William Blair International
 Growth Portfolio..................      --                23          (23)
Salomon Brothers Variable All Cap
 Value Fund........................      118,019      243,506     (125,487)
Salomon Brothers Variable High
 Yield Bond Fund...................       35,202       18,965       16,237
Salomon Brothers Variable Investors
 Fund..............................       26,000       64,408      (38,408)
Salomon Brothers Variable Total
 Return Fund.......................       20,054       30,223      (10,169)

____________________________________ SA-157 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                   NET
                                        UNITS        UNITS      INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  -----------  -----------
Wells Fargo Asset Allocation
 Fund..............................       10,126      --            10,126
Wells Fargo Equity Income Fund.....        6,349      --             6,349
Wells Fargo International Equity
 Fund..............................        1,216      --             1,216
Wells Fargo Large Company Growth
 Fund..............................        1,070      --             1,070
Wells Fargo Small Cap Growth
 Fund..............................          764      --               764
STI Classic VT Capital Appreciation
 Fund..............................      199,865       43,860      156,005
STI Classic VT Growth and Income
 Fund..............................       51,022       40,865       10,157
STI Classic VT Mid-Cap Equity
 Fund..............................       61,628       13,009       48,619
STI Classic VT Value Income Stock
 Fund..............................       78,456        4,488       73,968

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. AGGRESSIVE GROWTH FUND
  2005  Lowest contract charges        413,089   $ 1.296807    $    535,697     1.34%       --             4.33%
        Highest contract charges         1,721     1.238853           2,132     2.51%       --             3.08%
        Remaining contract
        charges                     14,320,001      --           18,098,762     --          --            --
  2004  Lowest contract charges        357,391     1.243035         444,249     1.35%       --            10.31%
        Highest contract charges        87,730     1.202408         105,487     2.46%       --             9.04%
        Remaining contract
        charges                     14,118,360      --           17,218,620     --          --            --
  2003  Lowest contract charges        161,230     1.126905         181,690     0.89%       --            23.61%
        Highest contract charges       135,002     1.103946         149,034     2.32%       --            23.74%
        Remaining contract
        charges                     10,667,464      --           11,871,473     --          --            --
  2002  Lowest contract charges        302,772     0.900389         272,613     1.39%       --           (23.74)%
        Highest contract charges         8,890     0.892186           7,931     0.94%       --            (3.52)%
        Remaining contract
        charges                      1,676,628      --            1,502,335     --          --            --
  2001  Lowest contract charges         47,821     1.180687          56,461     0.33%       --            18.07%
        Highest contract charges           345     1.178713             407     0.49%       --            17.87%
        Remaining contract
        charges                        102,408      --              120,800     --          --            --

____________________________________ SA-158 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. BASIC VALUE FUND
  2005  Lowest contract charges          4,429     1.362431           6,034     0.83%          0.32%       9.20%
        Highest contract charges        15,469     1.296106          20,049     2.52%          0.17%       3.08%
        Remaining contract
        charges                     70,510,230      --           93,589,833     --          --            --
  2004  Lowest contract charges         14,913     1.316677          19,633     0.94%       --            10.02%
        Highest contract charges       338,958     1.258072         426,433     2.46%       --             8.33%
        Remaining contract
        charges                     73,492,934      --           93,997,564     --          --            --
  2003  Lowest contract charges          5,529     1.196762           6,617     0.95%          0.04%      32.36%
        Highest contract charges       422,064     1.162679         490,725     2.33%          0.06%      30.53%
        Remaining contract
        charges                     50,215,921      --           58,941,311     --          --            --
  2002  Lowest contract charges          5,529     0.904142           4,999     0.95%       --           (22.88)%
        Highest contract charges       126,999     0.890762         113,126     0.93%       --            (4.57)%
        Remaining contract
        charges                     13,122,948      --           11,752,150     --          --            --
  2001  Lowest contract charges        458,044     1.170960         536,352     0.36%          0.20%      17.10%
        Highest contract charges        97,071     1.169003         113,476     0.47%          0.19%      16.90%
        Remaining contract
        charges                      1,056,058      --            1,235,626     --          --            --
AIM V.I. BLUE CHIP FUND
  2005  Lowest contract charges        525,523   $ 1.130173    $    593,932     1.35%          0.44%       2.11%
        Highest contract charges       286,927     1.080740         310,094     2.49%          0.62%       0.94%
        Remaining contract
        charges                     17,289,028      --           19,069,026     --          --            --
  2004  Lowest contract charges        717,012     1.106811         793,599     1.35%          0.14%       3.27%
        Highest contract charges       220,250     1.070633         235,807     2.46%          0.25%       2.09%
        Remaining contract
        charges                     18,862,782      --           20,500,087     --          --            --
  2003  Lowest contract charges        314,990     1.071757         337,593     0.90%       --            17.31%
        Highest contract charges        90,026     1.049910          94,519     2.32%       --            22.24%
        Remaining contract
        charges                     15,296,944      --           16,204,667     --          --            --
  2002  Lowest contract charges        794,226     0.866808         688,442     1.39%       --           (27.19)%
        Highest contract charges        19,290     0.858902          16,568     0.96%       --            (5.31)%
        Remaining contract
        charges                      3,099,544      --            2,674,760     --          --            --
  2001  Lowest contract charges        150,346     1.190472         178,983     0.35%          0.02%      19.05%
        Highest contract charges           362     1.188482             431     0.50%          0.02%      18.85%
        Remaining contract
        charges                        726,093      --              863,666     --          --            --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges          1,406     1.375395           1,934     0.97%          0.33%       7.81%
        Highest contract charges        14,540     1.293952          18,815     2.47%          0.06%       6.15%
        Remaining contract
        charges                     14,335,563      --           18,104,870     --          --            --
  2004  Lowest contract charges          3,083     1.275804           3,933     0.94%       --             5.62%
        Highest contract charges           545     1.218998             665     2.41%       --             3.99%
        Remaining contract
        charges                     14,608,245      --           17,212,008     --          --            --
  2003  Lowest contract charges          2,928     1.207936           3,537     0.94%       --            28.30%
        Highest contract charges        46,484     0.807595          37,540     2.38%       --            26.45%
        Remaining contract
        charges                     11,269,817      --           12,746,616     --          --            --
  2002  Lowest contract charges          1,902     0.941523           1,791     0.90%       --           (25.07)%
        Highest contract charges        10,036     0.638670           6,410     1.00%       --            (3.98)%
        Remaining contract
        charges                      3,042,360      --            2,639,549     --          --            --
  2001  Lowest contract charges        126,447     1.254982         158,688     0.36%       --            25.50%
        Highest contract charges        22,375     0.863085          19,311     1.31%       --           (13.69)%
        Remaining contract
        charges                      1,108,173      --            1,312,216     --          --            --

____________________________________ SA-159 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. CORE EQUITY FUND
  2005  Lowest contract charges             94    10.346561             972     0.91%         13.82%       7.33%
        Highest contract charges           297    10.204436           3,027     2.44%          4.86%       6.16%
        Remaining contract
        charges                         18,666      --              191,463     --          --            --
AIM V.I. DEMOGRAPHIC TRENDS FUND
  2005  Lowest contract charges        505,480   $ 1.309800    $    662,077     1.34%       --             4.78%
        Highest contract charges       115,312     1.252494         144,427     2.50%       --             3.58%
        Remaining contract
        charges                      6,177,720      --            7,894,039     --          --            --
  2004  Lowest contract charges        460,340     1.250026         575,439     1.34%       --             6.80%
        Highest contract charges       178,550     1.209161         215,896     2.47%       --             5.58%
        Remaining contract
        charges                      6,945,059      --            8,521,810     --          --            --
  2003  Lowest contract charges        175,077     1.170413         204,912     0.89%       --            25.01%
        Highest contract charges        19,796     1.146584          22,698     2.26%       --            34.28%
        Remaining contract
        charges                      4,755,070      --            5,496,864     --          --            --
  2002  Lowest contract charges        181,510     0.861731         156,413     1.39%       --           (33.14)%
        Highest contract charges         4,866     0.854591           4,158     1.73%       --           (33.58)%
        Remaining contract
        charges                        553,269      --              474,431     --          --            --
  2001  Lowest contract charges         11,288     1.288945          14,549     0.15%       --            28.89%
        Highest contract charges           354     1.286794             456     0.50%       --            28.68%
        Remaining contract
        charges                         96,449      --              124,188     --          --            --
AIM V.I. GOVERNMENT SECURITIES FUND
  2005  Lowest contract charges          6,162     1.113189           6,859     0.96%          1.72%       0.70%
        Highest contract charges     1,605,015     1.047274       1,680,890     2.47%          5.14%      (0.85)%
        Remaining contract
        charges                    168,644,111      --          180,709,907     --          --            --
  2004  Lowest contract charges         19,935     1.105472          22,035     0.95%          4.23%       1.59%
        Highest contract charges       348,325     1.056247         367,917     2.45%          8.85%       0.03%
        Remaining contract
        charges                    118,099,582      --          126,808,385     --          --            --
  2003  Lowest contract charges          4,974     1.088130           5,412     0.94%          5.26%       0.11%
        Highest contract charges        57,555     1.055918          60,773     2.37%          5.38%      (1.33)%
        Remaining contract
        charges                     79,779,626      --           85,143,304     --          --            --
  2002  Lowest contract charges      5,888,813     1.080652       6,363,757     1.38%          4.44%       8.07%
        Highest contract charges        11,876     1.070119          12,709     0.88%         10.66%       3.30%
        Remaining contract
        charges                     25,568,627      --           27,493,195     --          --            --
  2001  Lowest contract charges        294,975     0.999945         294,959     0.37%          3.88%      (0.01)%
        Highest contract charges         9,892     0.998268           9,875     0.49%          4.73%      (0.17)%
        Remaining contract
        charges                        455,143      --              454,718     --          --            --

____________________________________ SA-160 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. HIGH YIELD FUND
  2005  Lowest contract charges        288,284     1.212824         349,637     1.70%          7.79%       0.98%
        Highest contract charges       106,920     1.176633         125,805     2.46%         17.65%       0.18%
        Remaining contract
        charges                      1,073,299      --            1,278,697     --          --            --
  2004  Lowest contract charges        422,299     1.201005         507,185     1.70%          3.27%       9.37%
        Highest contract charges         5,724     1.174516           6,722     2.49%          3.75%       8.50%
        Remaining contract
        charges                      1,174,916      --            1,392,801     --          --            --
  2003  Lowest contract charges        358,849     1.098081         394,046     1.70%          7.65%      25.88%
        Highest contract charges        16,888     1.082839          18,287     1.57%         15.96%      13.34%
        Remaining contract
        charges                        889,498      --              968,166     --          --            --
  2002  Lowest contract charges        341,019     0.872296         297,470     1.69%       --            (7.43)%
        Highest contract charges         9,079     0.866662           7,868     0.91%       --             4.08%
        Remaining contract
        charges                        436,970      --              379,187     --          --            --
  2001  Lowest contract charges         94,342     0.942259          88,895     1.10%         22.51%      (5.77)%
        Highest contract charges        97,924     0.940051          92,054     1.32%         24.50%      (5.99)%
        Remaining contract
        charges                         47,708      --               44,895     --          --            --
AIM V.I. INTERNATIONAL GROWTH FUND
  2005  Lowest contract charges        629,932   $ 1.661728    $  1,046,775     1.34%          0.86%      16.35%
        Highest contract charges       207,228     1.589077         329,301     2.45%          1.39%      15.02%
        Remaining contract
        charges                     13,292,941      --           21,579,639     --          --            --
  2004  Lowest contract charges        257,992     1.428246         368,476     1.34%          1.09%      22.34%
        Highest contract charges         2,706     1.381589           3,739     2.47%          0.94%      20.95%
        Remaining contract
        charges                      5,091,769      --            7,142,795     --          --            --
  2003  Lowest contract charges         84,301     1.167399          98,413     0.89%          1.25%      28.41%
        Highest contract charges         4,636     1.143632           5,302     2.34%          0.68%      26.07%
        Remaining contract
        charges                      2,135,884      --            2,462,812     --          --            --
  2002  Lowest contract charges         99,391     0.915485          90,991     1.37%          1.71%     (16.85)%
        Highest contract charges         3,783     0.907150           3,431     0.95%          0.99%      (7.64)%
        Remaining contract
        charges                        624,487      --              569,172     --          --            --
  2001  Lowest contract charges          4,491     1.100962           4,945     0.31%          1.32%      10.10%
        Highest contract charges         6,375     1.099736           7,010     0.43%          1.27%       9.97%
        Remaining contract
        charges                          7,407      --                8,148     --          --            --
AIM V.I. MID CAP CORE EQUITY FUND
  2005  Lowest contract charges          7,853     1.521487          11,948     0.84%          3.07%       9.01%
        Highest contract charges        15,209     1.447415          22,014     2.43%          1.03%       4.91%
        Remaining contract
        charges                     75,328,078      --          111,600,334     --          --            --
  2004  Lowest contract charges         32,304     1.444712          46,667     0.95%          0.17%      12.74%
        Highest contract charges       184,485     1.380406         254,664     2.47%          0.29%      11.01%
        Remaining contract
        charges                     65,791,466      --           92,311,846     --          --            --
  2003  Lowest contract charges         20,184     1.281424          25,865     0.95%       --            26.11%
        Highest contract charges        10,043     1.243511          12,489     2.38%       --            24.30%
        Remaining contract
        charges                     44,574,170      --           56,002,913     --          --            --
  2002  Lowest contract charges         19,189     1.016105          19,498     0.93%       --           (11.94)%
        Highest contract charges         1,723     1.000434           1,724     0.78%       --            (1.31)%
        Remaining contract
        charges                      8,730,140      --            8,782,822     --          --            --
  2001  Lowest contract charges        150,846     1.152460         173,844     0.35%          0.28%      15.25%
        Highest contract charges        52,155     1.150530          60,006     0.42%          0.21%      15.05%
        Remaining contract
        charges                        426,384      --              490,939     --          --            --

____________________________________ SA-161 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges          1,806   $ 1.096721    $      1,981     0.94%          0.86%       4.66%
        Highest contract charges        11,450     1.031788          11,814     2.49%          0.86%       3.05%
        Remaining contract
        charges                     96,070,843      --          100,622,550     --          --            --
  2004  Lowest contract charges          1,813     1.047934           1,900     0.96%          0.08%       4.77%
        Highest contract charges         8,911     1.001280           8,922     2.48%          1.06%       3.16%
        Remaining contract
        charges                     60,246,699      --           60,496,769     --          --            --
  2003  Lowest contract charges         11,277     1.000201          11,279     0.95%          0.31%      23.90%
        Highest contract charges       179,935     0.734369         132,138     1.54%          1.15%      17.13%
        Remaining contract
        charges                     22,673,557      --           21,419,691     --          --            --
  2002  Lowest contract charges         11,292     0.807282           9,115     0.95%          0.43%     (30.92)%
        Highest contract charges        16,733     0.795329          13,308     0.97%          0.60%      (5.87)%
        Remaining contract
        charges                      7,229,914      --            5,252,154     --          --            --
  2001  Lowest contract charges        161,484     1.167129         188,473     0.36%          0.21%      16.71%
        Highest contract charges        97,812     0.881166          86,189     1.30%          0.24%     (11.88)%
        Remaining contract
        charges                      1,135,061      --            1,028,885     --          --            --
AIM V.I. SMALL CAP EQUITY FUND
  2005  Lowest contract charges            114    12.450323           1,423     1.27%       --             6.77%
        Highest contract charges        19,967    12.113955         241,875     2.47%       --             5.44%
        Remaining contract
        charges                        945,925      --           11,607,519     --          --            --
  2004  Lowest contract charges         34,537    11.646808         402,239     1.34%          0.01%       7.94%
        Highest contract charges         3,738    11.488515          42,941     2.42%          0.01%       6.71%
        Remaining contract
        charges                        530,997      --            6,140,237     --          --            --
  2003  Lowest contract charges          1,583    10.790046          17,080     0.21%          0.07%       7.90%
        Highest contract charges         4,460    10.773220          48,053     0.43%          0.15%       7.73%
        Remaining contract
        charges                         30,643      --              330,315     --          --            --
AIM V.I. LARGE CAP GROWTH FUND
  2005  Lowest contract charges          2,138    10.763925          23,012     1.32%       --            13.83%
        Highest contract charges         3,646    10.674076          38,919     2.27%       --            13.08%
        Remaining contract
        charges                         60,480      --              648,082     --          --            --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2005  Lowest contract charges          3,416    12.967584          44,295     0.83%          5.75%      10.09%
        Highest contract charges        11,106    11.578387         128,589     2.50%          5.87%       6.39%
        Remaining contract
        charges                     32,875,512      --          388,850,776     --          --            --
  2004  Lowest contract charges         31,500    12.192260         384,068     0.95%          2.06%       7.32%
        Highest contract charges       140,955    10.888180       1,534,739     2.48%          4.16%       5.67%
        Remaining contract
        charges                     27,604,737      --          303,881,995     --          --            --
  2003  Lowest contract charges         25,058    11.361024         284,681     0.95%          2.79%      20.59%
        Highest contract charges       104,344    10.056939       1,049,378     2.33%          3.60%      18.92%
        Remaining contract
        charges                     16,517,574      --          170,141,584     --          --            --
  2002  Lowest contract charges         11,558     9.421141         108,886     0.94%          6.80%     (13.21)%
        Highest contract charges        11,606     8.457210          98,158     0.95%          7.15%      (4.01)%
        Remaining contract
        charges                      5,930,973      --           51,011,360     --          --            --
  2001  Lowest contract charges        891,386     9.975280       8,891,824     1.37%          3.44%      (0.88)%
        Highest contract charges        66,383     9.861497         654,638     1.76%          1.18%      (3.42)%
        Remaining contract
        charges                      1,152,122      --           11,483,466     --          --            --

____________________________________ SA-162 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2005  Lowest contract charges         20,649     1.059379          21,875     0.83%       --            10.76%
        Highest contract charges        23,959     1.006214          24,108     2.52%          1.77%       4.54%
        Remaining contract
        charges                    195,958,735      --          202,234,532     --          --            --
  2004  Lowest contract charges        246,118     1.010226         248,636     0.95%          0.67%       8.71%
        Highest contract charges       848,687     0.963014         817,298     2.48%          0.76%       7.04%
        Remaining contract
        charges                    173,410,785      --          169,988,158     --          --            --
  2003  Lowest contract charges        172,227     0.929316         160,053     0.95%       --            29.49%
        Highest contract charges        67,552     0.899720          60,778     2.38%       --            27.63%
        Remaining contract
        charges                    118,903,937      --          108,175,918     --          --            --
  2002  Lowest contract charges         69,862     0.717667          50,138     0.94%          4.45%     (23.80)%
        Highest contract charges         3,233     0.704939           2,279     0.93%       --            (6.71)%
        Remaining contract
        charges                     35,378,981      --           25,106,764     --          --            --
  2001  Lowest contract charges      1,258,038     0.939729       1,182,215     0.65%          0.93%      (6.03)%
        Highest contract charges       524,336     0.936956         491,280     0.92%          0.95%      (6.30)%
        Remaining contract
        charges                      3,161,262      --            2,966,451     --          --            --
AMERICAN FUNDS BOND FUND
  2005  Lowest contract charges          1,240   $13.586510    $     16,852     0.83%       --             1.99%
        Highest contract charges         3,804    12.211532          46,457     2.51%          2.31%      (0.97)%
        Remaining contract
        charges                     21,249,400      --          273,375,519     --          --            --
  2004  Lowest contract charges         17,553    13.723684         240,877     0.95%          3.86%       4.72%
        Highest contract charges        51,011    12.337271         629,330     2.48%          3.61%       3.11%
        Remaining contract
        charges                     18,012,718      --          232,492,034     --          --            --
  2003  Lowest contract charges         13,293    13.105524         174,215     0.95%          3.91%      11.73%
        Highest contract charges        10,910    11.965616         130,544     2.38%          3.36%      10.12%
        Remaining contract
        charges                     12,943,734      --          161,271,597     --          --            --
  2002  Lowest contract charges         12,134    11.729397         142,328     0.94%          0.69%       3.06%
        Highest contract charges         1,469    10.865552          15,967     0.92%       --             6.62%
        Remaining contract
        charges                      5,607,900      --           63,480,647     --          --            --
  2001  Lowest contract charges      1,028,906    11.158333      11,480,874     1.37%          4.84%       6.64%
        Highest contract charges       127,876    11.031113       1,410,614     1.70%          1.56%       3.23%
        Remaining contract
        charges                      1,419,330      --           15,654,918     --          --            --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges          1,628    13.282208          21,622     0.83%          0.42%      17.60%
        Highest contract charges       134,658     9.101673       1,225,609     2.48%          0.60%      11.26%
        Remaining contract
        charges                      7,790,394      --           93,579,489     --          --            --
  2004  Lowest contract charges          7,631    11.947825          91,171     0.94%          0.39%      12.41%
        Highest contract charges        44,539     8.180564         364,354     2.46%          0.46%      10.69%
        Remaining contract
        charges                      6,533,491      --           70,518,602     --          --            --
  2003  Lowest contract charges          2,922    10.628399          31,055     0.95%          0.40%      34.00%
        Highest contract charges            94     8.056988             759     2.26%          0.51%      32.07%
        Remaining contract
        charges                      4,535,277      --           44,669,760     --          --            --
  2002  Lowest contract charges          2,390     7.931821          18,956     0.94%          0.63%     (15.45)%
        Highest contract charges         1,199     7.813756           9,369     0.93%       --             0.98%
        Remaining contract
        charges                      2,925,178      --           22,477,863     --          --            --
  2001  Lowest contract charges            120     9.380782           1,130     0.21%       --           (15.03)%
        Highest contract charges        48,387     9.352564         452,539     1.75%          1.10%     (20.41)%
        Remaining contract
        charges                      1,774,686      --           16,557,263     --          --            --

____________________________________ SA-163 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges          4,752    13.810812          65,627     0.84%          1.64%      19.29%
        Highest contract charges        11,673     8.861284         103,435     2.48%          1.84%      13.27%
        Remaining contract
        charges                     79,425,073      --          886,438,634     --          --            --
  2004  Lowest contract charges         42,471    12.197135         518,021     0.95%          0.18%      11.43%
        Highest contract charges       468,853     7.827248       3,669,828     2.47%          0.31%       9.72%
        Remaining contract
        charges                     65,048,899      --          642,758,376     --          --            --
  2003  Lowest contract charges         35,224    10.945673         385,546     0.95%          0.13%      35.52%
        Highest contract charges        33,403     7.107056         237,400     2.38%          0.17%      33.57%
        Remaining contract
        charges                     42,361,291      --          389,719,430     --          --            --
  2002  Lowest contract charges         17,733     8.077122         143,228     0.95%          0.05%     (25.17)%
        Highest contract charges         3,087     5.320989          16,426     0.88%          0.20%      (0.10)%
        Remaining contract
        charges                     15,553,643      --          114,499,384     --          --            --
  2001  Lowest contract charges          2,195    10.793870          23,691     0.88%          0.29%     (18.93)%
        Highest contract charges       294,561    10.288947       3,030,719     1.78%          0.27%     (24.38)%
        Remaining contract
        charges                     10,269,826      --          103,474,349     --          --            --
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges          5,878   $13.864101    $     81,500     0.84%          3.07%       9.51%
        Highest contract charges         5,016    12.075123          60,575     2.52%          2.29%       3.17%
        Remaining contract
        charges                     69,325,145      --          846,621,187     --          --            --
  2004  Lowest contract charges         66,034    13.442572         887,665     0.95%          0.88%       9.33%
        Highest contract charges       318,876    11.710192       3,734,103     2.47%          1.62%       7.65%
        Remaining contract
        charges                     56,093,003      --          657,483,748     --          --            --
  2003  Lowest contract charges         60,328    12.295297         741,752     0.95%          1.21%      31.18%
        Highest contract charges        47,320    10.721995         507,366     2.38%          1.52%      29.29%
        Remaining contract
        charges                     37,412,217      --          403,029,042     --          --            --
  2002  Lowest contract charges         30,679     9.373211         287,564     0.94%          2.72%     (19.12)%
        Highest contract charges         3,390     8.293041          28,113     0.89%          6.90%      (3.56)%
        Remaining contract
        charges                     17,009,511      --          140,736,557     --          --            --
  2001  Lowest contract charges          1,947    11.588474          22,557     0.83%       --             1.59%
        Highest contract charges       402,520    10.207943       4,108,905     1.74%          0.85%      (3.33)%
        Remaining contract
        charges                     10,752,532      --          110,759,897     --          --            --
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges            304    13.330608           4,054     0.84%          3.44%      23.72%
        Highest contract charges       204,547     9.335922       1,909,635     2.48%          2.10%      18.51%
        Remaining contract
        charges                     16,402,746      --          201,791,781     --          --            --
  2004  Lowest contract charges         11,445    11.258248         128,862     0.94%          2.98%      18.19%
        Highest contract charges        65,212     7.878061         513,741     2.47%          2.34%      16.37%
        Remaining contract
        charges                     12,141,199      --          126,332,462     --          --            --
  2003  Lowest contract charges          3,048     9.525521          29,031     0.95%          1.24%      33.58%
        Highest contract charges           949     7.405010           7,025     2.39%          1.57%      31.66%
        Remaining contract
        charges                      6,069,692      --           56,421,063     --          --            --
  2002  Lowest contract charges          3,437     7.131052          24,506     0.94%          2.85%     (15.65)%
        Highest contract charges           307     5.624453           1,725     0.92%       --            (3.00)%
        Remaining contract
        charges                      3,565,986      --           26,142,026     --          --            --
  2001  Lowest contract charges            391     8.453967           3,305     0.91%          0.84%     (20.65)%
        Highest contract charges        62,368     8.800789         548,888     1.74%          0.41%     (24.12)%
        Remaining contract
        charges                      3,047,778      --           26,818,897     --          --            --

____________________________________ SA-164 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
AMERICAN FUNDS NEW WORLD FUND
  2005  Lowest contract charges            181    18.191741           3,284     0.95%       --            19.60%
        Highest contract charges        47,782    15.208322         726,678     2.48%          1.22%      17.76%
        Remaining contract
        charges                      2,906,114      --           47,451,190     --          --            --
  2004  Lowest contract charges            589    15.210970           8,943     0.94%          2.29%      17.68%
        Highest contract charges        16,540    12.914857         213,606     2.47%          2.52%      15.87%
        Remaining contract
        charges                      2,187,806      --           30,241,675     --          --            --
  2003  Lowest contract charges         40,899    12.765628         522,103     0.88%       --            33.34%
        Highest contract charges         2,107    11.765582          24,792     2.32%          1.00%      35.95%
        Remaining contract
        charges                      1,224,594      --           14,478,687     --          --            --
  2002  Lowest contract charges        246,870     8.820144       2,177,433     1.40%          1.73%      (6.98)%
        Highest contract charges           604     8.654552           5,227     0.98%       --            (0.30)%
        Remaining contract
        charges                        303,130      --            2,630,450     --          --            --
  2001  Lowest contract charges        208,197     9.481613       1,974,042     1.38%          0.19%      (5.53)%
        Highest contract charges         3,864     9.373399          36,219     1.78%          0.20%     (10.41)%
        Remaining contract
        charges                        161,630      --            1,516,592     --          --            --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges            766   $16.376893    $     12,548     0.84%          0.25%      24.21%
        Highest contract charges        88,832    12.095083       1,074,428     2.48%          0.92%      22.26%
        Remaining contract
        charges                      5,643,817      --           84,443,111     --          --            --
  2004  Lowest contract charges         10,996    13.406321         147,425     0.94%       --            19.74%
        Highest contract charges        33,221     9.893043         328,654     2.46%       --            17.90%
        Remaining contract
        charges                      4,343,215      --           53,267,193     --          --            --
  2003  Lowest contract charges          2,012    11.196332          22,528     0.94%          0.33%      52.08%
        Highest contract charges           882     8.501150           7,499     2.39%          0.60%      49.89%
        Remaining contract
        charges                      2,541,581      --           27,196,578     --          --            --
  2002  Lowest contract charges        466,524     7.782819       3,630,872     1.40%          0.73%     (20.18)%
        Highest contract charges           644     5.671489           3,653     0.84%       --            (5.41)%
        Remaining contract
        charges                        632,927      --            4,752,760     --          --            --
  2001  Lowest contract charges        363,278     9.750312       3,542,075     1.38%          0.86%     (14.07)%
        Highest contract charges        13,586     9.638932         130,954     1.70%          0.46%     (18.13)%
        Remaining contract
        charges                        429,422      --            4,144,815     --          --            --
EVERGREEN VA BALANCED FUND
  2005  Lowest contract charges          5,024     0.968453           4,865     1.35%          2.48%       6.62%
        Highest contract charges        29,762     0.920995          27,411     2.48%          1.90%       5.81%
        Remaining contract
        charges                         93,066      --               86,874     --          --            --
EVERGREEN VA GROWTH FUND
  2005  Lowest contract charges         38,637     1.310456          50,633     1.31%       --            16.46%
        Highest contract charges         6,964     0.911255           6,346     2.44%       --            15.57%
        Remaining contract
        charges                        355,953      --              381,008     --          --            --
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges         15,966     1.648684          26,324     1.28%         14.32%      16.57%
        Highest contract charges        48,849     0.983301          48,033     2.44%          4.43%      15.69%
        Remaining contract
        charges                        270,219      --              300,482     --          --            --
EVERGREEN VA OMEGA FUND
  2005  Lowest contract charges          7,362     0.811784           5,977     1.52%       --            12.59%
        Highest contract charges        49,541     0.625043          30,965     1.59%       --            12.51%
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-165 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
EVERGREEN VA SPECIAL VALUES FUND
  2005  Lowest contract charges        259,683     1.784602         463,431     1.31%          4.60%      14.80%
        Highest contract charges        72,143     1.337525          96,493     2.44%          2.82%      13.93%
        Remaining contract
        charges                      2,642,940      --            3,996,291     --          --            --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
  2005  Lowest contract charges          2,628     1.224825           3,219     1.49%          3.52%       9.52%
        Highest contract charges        18,328     1.221742          22,391     1.83%          1.91%       9.30%
        Remaining contract
        charges                          6,235      --                7,589     --          --            --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2005  Lowest contract charges            871   $13.581424    $     11,827     0.83%       --             5.93%
        Highest contract charges         1,698    13.111329          22,258     2.53%          1.61%       0.82%
        Remaining contract
        charges                     14,583,801      --          194,671,832     --          --            --
  2004  Lowest contract charges          5,943    13.343129          79,254     0.94%          0.71%       9.95%
        Highest contract charges       111,923    13.010868       1,456,211     2.47%          0.49%       8.26%
        Remaining contract
        charges                      8,292,825      --          109,031,559     --          --            --
  2003  Lowest contract charges            859    12.107290          10,399     0.86%       --            21.07%
        Highest contract charges        29,933    12.022402         359,862     1.56%       --            20.22%
        Remaining contract
        charges                      1,863,893      --           22,491,772     --          --            --
FRANKLIN INCOME SECURITIES FUND
  2005  Lowest contract charges          6,361    13.593697          86,464     0.83%          2.03%       4.02%
        Highest contract charges         7,475    12.991094          97,111     2.51%          0.98%      (0.95)%
        Remaining contract
        charges                     51,728,813      --          688,265,865     --          --            --
  2004  Lowest contract charges          7,534    13.642332         102,782     0.94%          3.03%      12.78%
        Highest contract charges       225,859    13.122761       2,963,897     2.47%          2.82%      11.05%
        Remaining contract
        charges                     29,949,118      --          399,400,715     --          --            --
  2003  Lowest contract charges          2,306    12.026069          27,731     1.28%          0.96%      30.02%
        Highest contract charges         5,136    11.817583          60,698     2.39%          5.09%      28.60%
        Remaining contract
        charges                     11,758,660      --          140,259,254     --          --            --
  2002  Lowest contract charges         89,571     9.243280         827,934     0.93%          1.48%      (7.57)%
        Highest contract charges         2,347     9.189550          21,571     0.91%       --             4.80%
        Remaining contract
        charges                        546,212      --            5,032,998     --          --            --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges        541,016    11.028606       5,966,657     1.34%          0.58%      (0.30)%
        Highest contract charges        60,857    10.594401         644,746     2.47%          0.48%      (1.44)%
        Remaining contract
        charges                      4,566,383      --           49,282,808     --          --            --
  2004  Lowest contract charges            217    11.174616           2,439     0.94%          0.69%       6.91%
        Highest contract charges        14,152    10.748796         152,115     2.47%          0.39%       5.27%
        Remaining contract
        charges                      3,164,948      --           34,515,753     --          --            --
  2003  Lowest contract charges            338    10.452055           3,532     0.93%          0.78%      25.75%
        Highest contract charges         4,138    10.219357          42,289     2.34%          0.67%      24.00%
        Remaining contract
        charges                        950,299      --            9,786,694     --          --            --
  2002  Lowest contract charges            219     8.312007           1,823     0.63%       --           (16.88)%
        Highest contract charges         3,381     8.241398          27,865     0.97%       --            (4.29)%
        Remaining contract
        charges                         64,826      --              535,712     --          --            --

____________________________________ SA-166 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
FRANKLIN REAL ESTATE FUND
  2005  Lowest contract charges        135,819   $23.916634    $  3,248,336     1.40%          1.42%      11.90%
        Highest contract charges           692    22.809046          15,783     2.34%          1.39%      10.84%
        Remaining contract
        charges                        183,911      --            4,238,338     --          --            --
  2004  Lowest contract charges        163,732    21.373611       3,499,540     1.40%          1.87%      29.97%
        Highest contract charges           703    20.578259          14,465     2.35%          1.89%      28.74%
        Remaining contract
        charges                        220,761      --            4,569,790     --          --            --
  2003  Lowest contract charges        176,907    16.445011       2,909,231     1.40%          2.51%      33.86%
        Highest contract charges           717    15.984121          11,458     2.34%          2.57%      32.60%
        Remaining contract
        charges                        245,153      --            3,915,877     --          --            --
  2002  Lowest contract charges        192,809    12.284965       2,368,652     1.40%          2.77%       0.65%
        Highest contract charges           449    12.054495           5,415     0.91%       --            (5.17)%
        Remaining contract
        charges                        257,307      --            3,074,728     --          --            --
  2001  Lowest contract charges         88,039    12.205308       1,074,540     1.37%          3.71%       6.38%
        Highest contract charges         8,895    12.066122         107,329     1.74%       --             3.94%
        Remaining contract
        charges                        187,809      --            2,235,850     --          --            --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges            780    12.120647           9,455     0.83%       --            15.29%
        Highest contract charges         3,530     6.959172          24,568     2.43%       --             2.15%
        Remaining contract
        charges                     10,588,793      --          102,124,884     --          --            --
  2004  Lowest contract charges          1,897    11.869463          22,508     0.95%       --            10.42%
        Highest contract charges        71,934     6.816177         490,318     2.48%       --             8.72%
        Remaining contract
        charges                      9,722,180      --           92,613,848     --          --            --
  2003  Lowest contract charges          1,267    10.749301          13,621     0.97%       --            35.95%
        Highest contract charges           184     6.297494           1,157     2.45%       --            34.00%
        Remaining contract
        charges                      7,051,187      --           63,312,433     --          --            --
  2002  Lowest contract charges          1,139     7.906886           9,005     0.94%          0.22%     (29.36)%
        Highest contract charges         5,259     8.073574          42,458     0.96%       --             1.45%
        Remaining contract
        charges                      1,950,845      --           14,988,683     --          --            --
  2001  Lowest contract charges            102    11.193018           1,137     0.64%       --           (16.05)%
        Highest contract charges        17,907    11.566880         207,129     1.77%          0.27%     (21.27)%
        Remaining contract
        charges                      1,298,555      --           14,760,648     --          --            --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2005  Lowest contract charges            559    14.972815           8,372     0.83%          0.87%       2.59%
        Highest contract charges         1,100    13.402661          14,737     2.49%       --            (0.83)%
        Remaining contract
        charges                     10,290,707      --          144,203,380     --          --            --
  2004  Lowest contract charges          3,038    15.102795          45,897     0.93%          2.30%       8.97%
        Highest contract charges        47,514    13.521731         642,473     2.47%          2.21%       7.30%
        Remaining contract
        charges                      7,548,776      --          105,994,364     --          --            --
  2003  Lowest contract charges          2,279    13.859065          31,587     0.95%          2.65%      19.22%
        Highest contract charges         3,808    12.519934          47,672     2.33%          0.90%      17.50%
        Remaining contract
        charges                      4,538,082      --           59,109,751     --          --            --
  2002  Lowest contract charges          2,280    11.624901          26,501     0.95%          0.01%       4.12%
        Highest contract charges           351    10.654942           3,736     0.84%       --             7.84%
        Remaining contract
        charges                      1,068,471      --           11,905,547     --          --            --
  2001  Lowest contract charges        193,158    10.866369       2,098,930     1.37%          5.70%       3.05%
        Highest contract charges         6,744    10.742457          72,450     1.75%         13.60%      (1.10)%
        Remaining contract
        charges                        257,884      --            2,772,245     --          --            --

____________________________________ SA-167 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges          3,463   $16.752733    $     58,007     0.83%       --            10.46%
        Highest contract charges         3,478    14.257743          49,590     2.49%       --             7.77%
        Remaining contract
        charges                     34,585,852      --          505,438,067     --          --            --
  2004  Lowest contract charges          8,663    15.549701         134,691     0.95%          0.78%      11.57%
        Highest contract charges       149,130    13.236404       1,973,943     2.47%          0.71%       9.85%
        Remaining contract
        charges                     23,871,228      --          320,263,265     --          --            --
  2003  Lowest contract charges          8,671    13.937527         120,849     0.95%          1.05%      23.97%
        Highest contract charges        12,664    11.592760         146,815     2.38%          0.90%      22.18%
        Remaining contract
        charges                     12,835,342      --          155,151,274     --          --            --
  2002  Lowest contract charges          7,555    11.243085          84,947     0.94%          1.20%     (12.65)%
        Highest contract charges         1,086     9.488086          10,303     0.93%       --            (2.94)%
        Remaining contract
        charges                      3,893,205      --           38,606,090     --          --            --
  2001  Lowest contract charges             89    12.870679           1,152     0.65%       --             6.03%
        Highest contract charges        46,888    11.415795         535,263     1.76%          0.39%      (0.04)%
        Remaining contract
        charges                      1,573,633      --           18,059,751     --          --            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2005  Lowest contract charges            295    19.120676           5,636     0.95%          1.43%      26.55%
        Highest contract charges        39,021    16.546237         645,650     2.47%          1.33%      24.61%
        Remaining contract
        charges                      2,292,645      --           39,605,788     --          --            --
  2004  Lowest contract charges            250    15.109178           3,807     0.94%       --            23.65%
        Highest contract charges         8,288    13.278865         110,059     2.47%          2.14%      21.75%
        Remaining contract
        charges                      1,303,962      --           17,781,859     --          --            --
  2003  Lowest contract charges          5,703    12.067090          68,814     0.88%       --            45.26%
        Highest contract charges           555    10.186685           5,654     2.34%          1.35%      50.17%
        Remaining contract
        charges                        602,040      --            6,612,760     --          --            --
  2002  Lowest contract charges         90,575     6.913177         626,163     1.40%          1.65%      (1.35)%
        Highest contract charges           501     6.783293           3,402     0.97%       --            (0.77)%
        Remaining contract
        charges                        115,733      --              803,199     --          --            --
  2001  Lowest contract charges         67,339     7.008039         471,911     1.38%          1.04%      (9.36)%
        Highest contract charges           239     6.927973           1,653     1.81%       --           (16.88)%
        Remaining contract
        charges                         56,622      --              401,500     --          --            --
TEMPLETON FOREIGN SECURITIES FUND
  2005  Lowest contract charges            865    12.154452          10,515     0.84%          0.13%      12.21%
        Highest contract charges       170,418    10.613973       1,808,809     2.48%          0.97%       7.45%
        Remaining contract
        charges                     15,710,185      --          175,539,175     --          --            --
  2004  Lowest contract charges          1,390    11.321045          15,764     0.95%          1.33%      17.41%
        Highest contract charges        43,672     9.878123         431,401     2.47%          1.00%      15.60%
        Remaining contract
        charges                     10,548,259      --          108,883,014     --          --            --
  2003  Lowest contract charges            907     9.642470           8,748     0.94%          1.80%      30.96%
        Highest contract charges         4,696     8.544872          40,124     2.37%          1.44%      29.08%
        Remaining contract
        charges                      3,532,828      --           31,460,030     --          --            --
  2002  Lowest contract charges             68     7.362715             498     0.73%       --           (19.33)%
        Highest contract charges           820     6.886804           5,644     0.96%       --            (9.09)%
        Remaining contract
        charges                      1,355,333      --            9,412,485     --          --            --
  2001  Lowest contract charges        288,512     8.740011       2,521,601     1.38%          2.87%     (17.16)%
        Highest contract charges         1,766     8.640238          15,258     1.80%          5.39%     (17.26)%
        Remaining contract
        charges                        518,017      --            4,487,865     --          --            --

____________________________________ SA-168 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2005  Lowest contract charges          1,518   $14.405588    $     21,871     0.95%          3.70%       2.58%
        Highest contract charges         3,755    13.069300          49,073     2.14%          3.75%       1.35%
        Remaining contract
        charges                        232,045      --            3,127,195     --          --            --
  2004  Lowest contract charges          1,519    14.043980          21,331     0.95%          3.28%      14.63%
        Highest contract charges         2,286    12.251426          28,004     2.05%          2.87%      13.37%
        Remaining contract
        charges                        287,874      --            3,803,126     --          --            --
  2003  Lowest contract charges          2,581    12.252158          31,623     0.95%          2.58%      30.71%
        Highest contract charges         1,799    10.806476          19,443     2.03%       --            29.28%
        Remaining contract
        charges                        285,042      --            3,303,766     --          --            --
  2002  Lowest contract charges          2,583     9.373724          24,209     0.95%          2.19%      (5.29)%
        Highest contract charges         3,069     8.821303          27,077     2.00%          1.74%      (6.28)%
        Remaining contract
        charges                        288,113      --            2,570,687     --          --            --
  2001  Lowest contract charges        142,846     9.521245       1,360,074     1.38%          1.32%     (11.20)%
        Highest contract charges         3,161     9.412598          29,755     1.65%          1.85%     (11.87)%
        Remaining contract
        charges                        161,817      --            1,531,201     --          --            --
TEMPLETON GROWTH SECURITIES FUND
  2005  Lowest contract charges          6,054    14.262017          86,335     0.83%          0.67%       9.79%
        Highest contract charges         4,841    12.235707          59,229     2.52%       --             6.12%
        Remaining contract
        charges                     27,039,258      --          353,013,575     --          --            --
  2004  Lowest contract charges          2,658    13.443331          35,739     0.94%          1.31%      14.93%
        Highest contract charges       313,025    11.535531       3,610,905     2.47%          0.62%      13.16%
        Remaining contract
        charges                     14,511,112      --          177,137,908     --          --            --
  2003  Lowest contract charges          2,921    11.555589          33,757     1.27%       --            30.43%
        Highest contract charges        21,412    10.525852         225,385     2.33%          1.23%      29.07%
        Remaining contract
        charges                      5,047,917      --           53,817,909     --          --            --
  2002  Lowest contract charges        375,559     8.311222       3,121,354     1.40%          2.29%     (19.62)%
        Highest contract charges         4,136     8.155183          33,733     0.96%       --            (8.93)%
        Remaining contract
        charges                        721,916      --            5,927,470     --          --            --
  2001  Lowest contract charges        266,440    10.340363       2,755,091     1.38%          1.88%      (2.68)%
        Highest contract charges        13,545    10.222412         138,462     1.76%          0.58%      (3.82)%
        Remaining contract
        charges                        437,519      --            4,492,981     --          --            --
MUTUAL DISCOVERY SECURITIES FUND
  2005  Lowest contract charges          1,558    16.655119          25,945     0.82%       --            13.98%
        Highest contract charges         2,176    16.078683          34,984     2.34%       --            13.05%
        Remaining contract
        charges                      3,889,622      --           63,647,577     --          --            --
  2004  Lowest contract charges            296    14.593317           4,317     0.62%       --            17.08%
        Highest contract charges        26,457    14.229936         376,479     2.48%          1.19%      15.28%
        Remaining contract
        charges                      2,154,077      --           30,968,068     --          --            --
  2003  Lowest contract charges          2,586    12.435649          32,160     0.86%       --            24.36%
        Highest contract charges         6,500    12.348414          80,267     1.54%       --            23.48%
        Remaining contract
        charges                        543,750      --            6,738,736     --          --            --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges             46    10.524182             484     0.86%          0.71%      11.76%
        Highest contract charges        15,384    10.380183         159,686     2.45%          0.25%      10.55%
        Remaining contract
        charges                        606,408      --            6,330,485     --          --            --

____________________________________ SA-169 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  2005  Lowest contract charges          8,796   $10.314563    $     90,723     1.34%          1.16%       6.25%
        Highest contract charges         8,117    10.215971          82,925     2.44%          2.93%       5.44%
        Remaining contract
        charges                        132,345      --            1,359,418     --          --            --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges      5,862,533     1.178754       6,910,484     1.40%          2.85%       5.48%
        Highest contract charges        24,470     0.969260          23,718     2.52%          4.40%       4.28%
        Remaining contract
        charges                     34,715,244      --           34,284,325     --          --            --
  2004  Lowest contract charges      6,377,220     1.117498       7,126,531     1.40%          1.82%       2.05%
        Highest contract charges     1,252,341     0.929969       1,164,638     2.45%          2.95%       0.93%
        Remaining contract
        charges                     38,659,817      --           36,482,628     --          --            --
  2003  Lowest contract charges      7,147,982     1.095089       7,827,676     1.40%          2.52%      16.55%
        Highest contract charges       178,360     0.921407         164,342     2.38%          3.11%      15.40%
        Remaining contract
        charges                     30,409,308      --           28,341,446     --          --            --
  2002  Lowest contract charges      7,695,775     0.939556       7,230,611     1.40%          2.81%     (15.18)%
        Highest contract charges         8,294     0.798483           6,623     1.00%          3.06%      (2.01)%
        Remaining contract
        charges                     19,788,410      --           15,938,469     --          --            --
  2001  Lowest contract charges      7,825,629     1.107730       8,668,684     1.38%          2.07%      (6.14)%
        Highest contract charges       324,094     0.948949         307,549     1.32%          2.44%      (5.11)%
        Remaining contract
        charges                      6,353,361      --            6,103,905     --          --            --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges      1,335,796     1.422302       1,899,906     1.40%          7.07%       0.77%
        Highest contract charges        56,895     1.186291          67,494     2.52%         10.33%      (0.38)%
        Remaining contract
        charges                     75,027,974      --           90,433,823     --          --            --
  2004  Lowest contract charges      1,277,261     1.411419       1,802,750     1.40%          4.55%       2.91%
        Highest contract charges     1,540,308     1.191419       1,835,153     2.47%          4.52%       1.79%
        Remaining contract
        charges                     69,839,752      --           84,155,955     --          --            --
  2003  Lowest contract charges      1,311,057     1.371476       1,798,083     1.40%          4.01%       6.08%
        Highest contract charges       526,592     1.170513         616,383     2.39%          4.19%       5.03%
        Remaining contract
        charges                     49,630,276      --           58,564,571     --          --            --
  2002  Lowest contract charges      1,492,806     1.292850       1,929,974     1.40%          4.05%       8.30%
        Highest contract charges       166,880     1.114483         185,985     0.97%       --             5.97%
        Remaining contract
        charges                     25,410,762      --           28,484,190     --          --            --
  2001  Lowest contract charges      1,109,349     1.193725       1,324,257     1.37%          3.90%       6.98%
        Highest contract charges       508,477     1.037260         527,422     1.31%          1.56%       3.73%
        Remaining contract
        charges                      5,768,931      --            6,026,019     --          --            --

____________________________________ SA-170 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges      5,697,035   $ 2.054889    $ 11,706,774     1.40%          0.61%      13.66%
        Highest contract charges     1,817,152     1.246038       2,264,240     2.49%          0.61%      12.41%
        Remaining contract
        charges                     52,925,549      --           67,477,143     --          --            --
  2004  Lowest contract charges      6,012,800     1.807982      10,871,033     1.40%          0.22%      17.41%
        Highest contract charges     1,656,954     1.108442       1,836,638     2.46%          0.44%      16.13%
        Remaining contract
        charges                     57,211,800      --           64,630,767     --          --            --
  2003  Lowest contract charges      6,277,189     1.539851       9,665,936     1.40%          0.42%      40.05%
        Highest contract charges       397,700     0.954495         379,602     2.38%          0.51%      38.66%
        Remaining contract
        charges                     38,129,265      --           37,065,515     --          --            --
  2002  Lowest contract charges      6,347,688     1.099491       6,979,226     1.40%          0.45%     (21.00)%
        Highest contract charges       152,261     0.688373         104,812     0.97%          1.55%       1.63%
        Remaining contract
        charges                     20,442,571      --           14,353,216     --          --            --
  2001  Lowest contract charges      6,459,931     1.391694       8,990,248     1.38%          0.57%      (8.40)%
        Highest contract charges       174,500     0.878290         153,261     1.33%          0.71%     (12.17)%
        Remaining contract
        charges                      6,055,579      --            5,602,008     --          --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges      2,027,107     1.333084       2,702,304     1.40%          1.58%       4.23%
        Highest contract charges        21,628     1.098498          23,759     2.52%          2.72%       3.04%
        Remaining contract
        charges                     51,477,020      --           57,505,690     --          --            --
  2004  Lowest contract charges      2,179,542     1.279022       2,787,681     1.40%          1.19%      10.58%
        Highest contract charges     1,101,916     1.066670       1,175,381     2.48%          2.51%       9.37%
        Remaining contract
        charges                     47,389,011      --           51,174,113     --          --            --
  2003  Lowest contract charges      2,256,078     1.156620       2,609,425     1.40%          1.37%      24.73%
        Highest contract charges       738,736     0.975265         720,463     2.39%          1.52%      23.48%
        Remaining contract
        charges                     30,216,290      --           29,730,833     --          --            --
  2002  Lowest contract charges      2,073,201     0.927337       1,922,556     1.40%          1.41%     (15.61)%
        Highest contract charges       548,354     0.789791         433,085     0.85%         10.84%      (3.79)%
        Remaining contract
        charges                     13,018,390      --           10,344,767     --          --            --
  2001  Lowest contract charges      1,652,693     1.098868       1,816,091     1.37%          1.82%      (5.54)%
        Highest contract charges       213,596     0.943379         201,502     1.31%          2.87%      (5.66)%
        Remaining contract
        charges                      2,472,704      --            2,352,410     --          --            --
HARTFORD FOCUS HLS FUND
  2005  Lowest contract charges          6,898     1.056464           7,288     1.40%          1.31%       8.08%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          7,307     0.977503           7,143     1.39%          0.14%       1.47%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          1,490     0.963308           1,435     1.38%          0.18%      26.27%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            755     0.762917             576     1.38%       --           (25.81)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges             50     1.028346              52     0.32%          0.64%       2.83%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-171 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges        155,595   $ 1.850300    $    287,897     1.40%          3.26%       1.68%
        Highest contract charges        27,213     1.833652          49,899     1.55%          3.31%       1.53%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges        194,988     1.819776         354,834     1.40%       --            10.90%
        Highest contract charges        27,217     1.806109          49,157     1.55%       --            10.74%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        188,842     1.640868         309,865     1.40%          0.68%      20.27%
        Highest contract charges        27,222     1.630988          44,398     1.53%          1.54%      20.09%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        203,341     1.364277         277,413     1.40%       --           (10.41)%
        Highest contract charges        11,689     1.358095          15,874     1.55%       --           (10.55)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        248,377     1.522857         378,243     1.38%          0.56%      (7.72)%
        Highest contract charges         8,252     1.515441          12,505     1.59%          0.64%      (7.98)%
        Remaining contract
        charges                         10,693      --               16,233     --          --            --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2005  Lowest contract charges          4,149     1.099231           4,560     1.40%          3.66%      16.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          4,061     0.942122           3,826     1.40%       --            21.20%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          2,037     0.777330           1,584     1.39%       --            57.85%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            993     0.492758             489     1.44%          0.44%     (30.48)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          1,157     0.708772             820     0.87%          1.09%     (29.12)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2005  Lowest contract charges         60,385     1.165979          70,407     1.40%          2.86%       8.61%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges         61,689     1.073564          66,227     1.40%       --            10.51%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         60,414     0.971460          58,690     1.40%          1.42%      28.16%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges         51,683     0.758027          39,177     1.40%          1.03%     (20.17)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         25,195     0.949496          23,923     0.92%          0.43%      (5.05)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-172 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges        421,501   $ 1.921259    $    809,812     1.40%       --            10.59%
        Highest contract charges           322     1.886344             608     1.70%       --            10.20%
        Remaining contract
        charges                         45,962      --               87,555     --          --            --
  2004  Lowest contract charges        441,436     1.737313         766,912     1.40%       --            10.96%
        Highest contract charges           294     1.711710             503     1.74%       --            10.57%
        Remaining contract
        charges                         56,658      --               97,744     --          --            --
  2003  Lowest contract charges        442,299     1.565738         692,524     1.40%       --            30.15%
        Highest contract charges           257     1.548076             398     1.69%       --            29.69%
        Remaining contract
        charges                         74,370      --              115,803     --          --            --
  2002  Lowest contract charges        441,415     1.203047         531,044     1.40%       --           (18.31)%
        Highest contract charges         3,192     1.198431           3,826     1.59%       --           (18.48)%
        Remaining contract
        charges                         73,402      --               87,953     --          --            --
  2001  Lowest contract charges        461,055     1.472778         679,032     1.37%       --             0.44%
        Highest contract charges         4,751     1.466397           6,966     1.59%       --             6.09%
        Remaining contract
        charges                        114,177      --              167,740     --          --            --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges      1,109,958     1.832185       2,033,649     1.40%          0.47%       0.91%
        Highest contract charges        27,431     1.788716          49,067     1.89%          0.48%       0.41%
        Remaining contract
        charges                        126,922      --              229,762     --          --            --
  2004  Lowest contract charges      1,169,200     1.815622       2,122,825     1.40%          0.39%      17.24%
        Highest contract charges        27,431     1.781427          48,867     1.84%          2.89%      16.65%
        Remaining contract
        charges                        114,663      --              206,442     --          --            --
  2003  Lowest contract charges      1,198,560     1.548670       1,856,174     1.40%          0.52%      33.36%
        Highest contract charges         8,586     1.530376          13,139     1.75%          0.51%      32.89%
        Remaining contract
        charges                        101,705      --              156,559     --          --            --
  2002  Lowest contract charges      1,309,655     1.161281       1,520,877     1.40%          0.65%     (20.82)%
        Highest contract charges           954     1.156831           1,103     1.53%          0.98%     (20.98)%
        Remaining contract
        charges                        120,586      --              139,401     --          --            --
  2001  Lowest contract charges      1,525,357     1.466613       2,237,108     1.39%          0.38%     (17.89)%
        Highest contract charges           674     1.463915             986     1.40%          0.93%     (17.15)%
        Remaining contract
        charges                        134,855      --              197,180     --          --            --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges      1,022,098     0.492870         503,763     1.40%          0.03%       9.34%
        Highest contract charges         1,137     0.483866             550     1.66%          0.03%       8.95%
        Remaining contract
        charges                          4,832      --                2,361     --          --            --
  2004  Lowest contract charges      1,076,689     0.450790         485,360     1.40%       --            (0.31)%
        Highest contract charges         1,018     0.444122             452     1.75%       --            (0.66)%
        Remaining contract
        charges                          4,836      --                2,165     --          --            --
  2003  Lowest contract charges      1,153,481     0.452186         521,588     1.40%       --            58.86%
        Highest contract charges           877     0.447058             392     1.67%       --            58.31%
        Remaining contract
        charges                          4,839      --                2,176     --          --            --
  2002  Lowest contract charges      1,164,451     0.284643         331,453     1.41%       --           (39.55)%
        Highest contract charges         6,393     0.283547           1,813     1.62%       --           (39.67)%
        Remaining contract
        charges                         27,164      --                7,700     --          --            --
  2001  Lowest contract charges      1,267,220     0.470834         596,650     1.39%       --           (24.02)%
        Highest contract charges         4,184     0.469962           1,966     1.42%       --           (35.38)%
        Remaining contract
        charges                        102,020      --               47,914     --          --            --

____________________________________ SA-173 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges        601,321   $ 1.255097    $    754,715     1.40%          0.88%       4.83%
        Highest contract charges         4,261     1.225316           5,222     1.86%          1.33%       4.31%
        Remaining contract
        charges                        110,102      --              136,264     --          --            --
  2004  Lowest contract charges        679,473     1.197237         813,490     1.40%          0.99%       6.64%
        Highest contract charges        64,584     1.178956          76,142     1.75%          0.82%       6.26%
        Remaining contract
        charges                         54,318      --               64,542     --          --            --
  2003  Lowest contract charges        675,787     1.122715         758,716     1.40%          0.97%      26.71%
        Highest contract charges        84,848     1.109457          94,136     1.73%          1.47%      26.27%
        Remaining contract
        charges                         38,142      --               42,563     --          --            --
  2002  Lowest contract charges        728,305     0.886037         645,305     1.40%          0.30%     (25.89)%
        Highest contract charges        66,247     0.882013          58,431     1.55%          0.28%     (26.00)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        778,701     1.195619         931,030     1.38%       --            (9.46)%
        Highest contract charges         7,723     1.189781           9,188     1.59%       --           (13.98)%
        Remaining contract
        charges                         72,098      --               85,940     --          --            --
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges         20,772     1.274338          26,471     1.40%       --             2.97%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges         20,506     1.237646          25,380     1.40%       --            10.66%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          8,967     1.118468          10,029     1.23%       --            --
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges         55,927     1.429248          79,933     1.39%       --            14.41%
        Highest contract charges         4,363     1.411014           6,157     1.62%       --            14.01%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges         14,402     1.249263          17,991     1.40%       --            15.27%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         12,932     1.083781          14,016     1.24%       --            41.45%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          9,680     0.766231           7,417     0.93%       --           (23.38)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-174 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges        276,005   $ 1.266816    $    349,648     1.40%          6.24%       0.43%
        Highest contract charges         4,425     1.236741           5,472     1.87%          9.82%      (0.07)%
        Remaining contract
        charges                         43,244      --               54,159     --          --            --
  2004  Lowest contract charges        302,110     1.261345         381,064     1.40%          4.73%       5.65%
        Highest contract charges        16,133     1.242075          20,038     1.74%          4.54%       5.28%
        Remaining contract
        charges                         35,438      --               44,363     --          --            --
  2003  Lowest contract charges        314,036     1.193923         374,935     1.40%          3.86%      21.17%
        Highest contract charges         3,784     1.179809           4,464     1.68%          3.54%      20.75%
        Remaining contract
        charges                         37,395      --               44,377     --          --            --
  2002  Lowest contract charges        302,201     0.985301         297,759     1.39%          3.32%      (8.43)%
        Highest contract charges        12,284     0.980818          12,048     1.55%          5.47%      (8.57)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         72,545     1.075979          78,057     1.38%          0.08%       1.11%
        Highest contract charges        15,092     1.072706          16,190     1.54%          0.10%       0.96%
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges        276,112     4.627286       1,277,651     1.40%          1.59%       2.80%
        Highest contract charges         1,594     4.581945           7,306     1.60%          1.61%       2.59%
        Remaining contract
        charges                         39,164      --              179,590     --          --            --
  2004  Lowest contract charges        280,634     4.501460       1,263,261     1.40%          1.07%       8.59%
        Highest contract charges         1,594     4.466279           7,121     1.61%          1.12%       8.37%
        Remaining contract
        charges                         48,607      --              217,159     --          --            --
  2003  Lowest contract charges        302,268     4.145460       1,253,039     1.40%          1.15%      26.04%
        Highest contract charges         1,594     4.121300           6,571     1.60%          1.17%      25.79%
        Remaining contract
        charges                         33,413      --              137,677     --          --            --
  2002  Lowest contract charges        312,278     3.289057       1,027,100     1.41%          0.71%     (23.71)%
        Highest contract charges         1,594     3.276427           5,224     1.60%          0.96%     (23.86)%
        Remaining contract
        charges                         20,634      --               67,559     --          --            --
  2001  Lowest contract charges        517,338     4.311139       2,230,314     1.38%          0.88%     (13.69)%
        Highest contract charges         1,594     4.303187           6,861     1.45%          1.20%     (16.54)%
        Remaining contract
        charges                         21,100      --               90,689     --          --            --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges        178,475     1.321537         235,862     1.39%          0.63%       4.42%
        Highest contract charges           646     1.293488             835     0.93%       --             3.90%
        Remaining contract
        charges                         23,200      --               30,161     --          --            --
  2004  Lowest contract charges         19,876     1.265573          25,154     1.39%       --            22.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          3,798     1.031630           3,918     1.39%       --            48.75%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges            509     0.694417             353     1.38%          0.13%     (18.55)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          1,150     0.852561             981     0.87%          0.19%     (14.74)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-175 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges         49,065   $ 1.762674    $     86,486     1.39%          2.75%      16.66%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges         16,255     1.510987          24,562     1.40%       --            15.05%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         14,045     1.313316          18,446     1.39%          1.02%      51.23%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      1,036,986     1.219069       1,264,158     1.40%       --            12.75%
        Highest contract charges       679,901     1.144025         777,824     2.48%       --            11.51%
        Remaining contract
        charges                      6,925,700      --            8,040,102     --          --            --
  2004  Lowest contract charges        993,897     1.081252       1,074,653     1.40%          0.57%      16.15%
        Highest contract charges       224,490     1.025909         230,306     2.38%          2.29%      14.88%
        Remaining contract
        charges                      5,574,286      --            5,783,224     --          --            --
  2003  Lowest contract charges      1,080,502     0.930899       1,005,838     1.40%          1.16%      30.92%
        Highest contract charges       102,923     0.893007          91,911     2.37%          1.51%      29.62%
        Remaining contract
        charges                      4,164,769      --            3,746,341     --          --            --
  2002  Lowest contract charges      1,117,042     0.711036         794,257     1.40%          1.55%     (19.26)%
        Highest contract charges        13,197     0.688939           9,092     0.91%          5.02%      (7.28)%
        Remaining contract
        charges                      2,431,833      --            1,682,703     --          --            --
  2001  Lowest contract charges      1,344,963     0.880594       1,184,367     1.38%          0.24%     (20.01)%
        Highest contract charges        18,056     0.860063          15,529     1.32%          0.02%     (13.99)%
        Remaining contract
        charges                        396,775      --              343,168     --          --            --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges      1,396,539     3.619701       5,055,053     1.40%          0.07%      14.87%
        Highest contract charges        85,490     3.587107         306,662     1.55%          0.06%      14.70%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges      1,516,966     3.151045       4,780,030     1.40%          0.11%      14.53%
        Highest contract charges        35,052     3.102928         108,763     1.75%          0.10%      14.13%
        Remaining contract
        charges                        113,078      --              353,634     --          --            --
  2003  Lowest contract charges      1,645,679     2.751199       4,527,591     1.40%       --            35.42%
        Highest contract charges        40,690     2.718683         110,622     1.73%       --            34.95%
        Remaining contract
        charges                        133,183      --              364,205     --          --            --
  2002  Lowest contract charges      1,768,122     2.031603       3,592,123     1.40%       --           (15.61)%
        Highest contract charges       151,382     2.022393         306,155     1.56%       --           (15.74)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges      2,037,726     2.407352       4,905,524     1.38%       --            (5.13)%
        Highest contract charges         4,054     2.395610           9,711     1.59%       --            (6.39)%
        Remaining contract
        charges                        183,254      --              439,815     --          --            --

____________________________________ SA-176 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD MIDCAP VALUE HLS FUND
  2005  Lowest contract charges        214,820   $ 1.477045    $    317,298     1.40%          0.10%       8.19%
        Highest contract charges        22,119     1.453117          32,142     1.74%          0.10%       7.81%
        Remaining contract
        charges                         90,261      --              132,389     --          --            --
  2004  Lowest contract charges        261,848     1.365266         357,491     1.40%          0.01%      14.40%
        Highest contract charges        22,813     1.347852          30,749     1.75%          0.01%      14.00%
        Remaining contract
        charges                         90,865      --              123,374     --          --            --
  2003  Lowest contract charges        244,551     1.193452         291,860     1.39%       --            40.95%
        Highest contract charges        22,700     1.182356          26,840     1.72%       --            40.46%
        Remaining contract
        charges                         89,881      --              106,839     --          --            --
  2002  Lowest contract charges        173,855     0.846730         147,209     1.40%          0.15%     (14.42)%
        Highest contract charges        90,906     0.844609          76,780     1.53%          0.23%     (14.55)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges         57,533     0.989394          56,923     0.87%          0.24%      (1.06)%
        Highest contract charges        11,556     0.988404          11,422     0.98%          0.25%      (1.16)%
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges        143,674     1.115170         160,191     0.94%          2.71%       1.87%
        Highest contract charges       698,834     0.959978         670,865     2.50%          2.54%       0.06%
        Remaining contract
        charges                    112,044,334      --          115,995,826     --          --            --
  2004  Lowest contract charges         39,819     1.094675          43,588     0.95%          0.90%      (0.01)%
        Highest contract charges     1,071,892     0.959450       1,028,427     2.46%          1.00%      (1.79)%
        Remaining contract
        charges                     88,628,571      --           91,023,043     --          --            --
  2003  Lowest contract charges        144,071     1.094789         157,728     0.94%          0.77%      (0.20)%
        Highest contract charges       160,485     0.976982         156,791     2.39%          0.47%      (1.89)%
        Remaining contract
        charges                     74,310,318      --           77,507,087     --          --            --
  2002  Lowest contract charges        137,967     1.097024         151,354     0.94%          1.37%       0.51%
        Highest contract charges        95,941     0.995768          95,535     0.97%          0.36%      (0.60)%
        Remaining contract
        charges                    114,098,761      --          122,217,282     --          --            --
  2001  Lowest contract charges          6,585     1.091492           7,188     0.48%          0.89%       2.89%
        Highest contract charges       846,534     1.005429         851,130     1.30%          1.48%       0.54%
        Remaining contract
        charges                     57,660,935      --           62,222,651     --          --            --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges        141,161     2.810495         396,731     1.40%          3.71%       0.69%
        Highest contract charges         8,389     2.785224          23,365     1.55%          3.35%       0.54%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges        167,976     2.791291         468,870     1.40%          4.68%       2.42%
        Highest contract charges        16,036     2.738765          43,919     1.67%       --             1.91%
        Remaining contract
        charges                         14,330      --               39,700     --          --            --
  2003  Lowest contract charges        188,691     2.725422         514,263     1.40%          3.25%       0.62%
        Highest contract charges         5,888     2.693264          15,858     1.75%          6.15%       0.26%
        Remaining contract
        charges                         15,501      --               41,992     --          --            --
  2002  Lowest contract charges        249,482     2.708749         675,785     1.40%          3.09%       6.40%
        Highest contract charges        24,396     2.696501          65,783     1.55%          3.92%       6.24%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        133,756     2.545922         340,533     1.37%          5.97%       5.82%
        Highest contract charges         3,920     2.541242           9,963     1.42%          4.98%       4.79%
        Remaining contract
        charges                         25,186      --               63,928     --          --            --

____________________________________ SA-177 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges      1,117,590   $ 1.580822    $  1,766,710     1.40%       --            19.03%
        Highest contract charges       331,040     1.243780         411,741     2.49%       --            17.73%
        Remaining contract
        charges                      6,180,211      --            7,841,673     --          --            --
  2004  Lowest contract charges      1,159,866     1.328086       1,540,401     1.40%       --            10.35%
        Highest contract charges       372,636     1.056494         393,687     2.49%       --             9.14%
        Remaining contract
        charges                      7,108,102      --            7,626,084     --          --            --
  2003  Lowest contract charges      1,223,671     1.203552       1,472,751     1.40%       --            53.32%
        Highest contract charges       284,870     0.968020         275,760     2.39%       --            51.80%
        Remaining contract
        charges                      5,299,336      --            5,211,393     --          --            --
  2002  Lowest contract charges      1,253,820     0.784994         984,241     1.40%       --           (31.36)%
        Highest contract charges        65,170     0.637706          41,559     0.90%       --            (6.61)%
        Remaining contract
        charges                      2,683,107      --            1,742,814     --          --            --
  2001  Lowest contract charges      1,261,358     1.143686       1,442,597     1.39%       --           (16.25)%
        Highest contract charges         6,935     0.936544           6,495     1.33%       --            (6.35)%
        Remaining contract
        charges                        700,675      --              688,002     --          --            --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges         87,090     1.338187         116,544     1.39%          0.16%       9.24%
        Highest contract charges           631     1.314363             829     0.93%       --             8.69%
        Remaining contract
        charges                         19,482      --               25,738     --          --            --
  2004  Lowest contract charges         53,236     1.225032          65,216     1.40%       --            13.54%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges         38,393     1.078920          41,423     1.23%       --            47.61%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges         11,364     0.730884           8,306     0.93%       --           (26.91)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges      5,450,383     1.087385       5,926,665     1.40%          1.56%       7.83%
        Highest contract charges     1,136,270     0.879295         999,117     2.49%          1.71%       6.65%
        Remaining contract
        charges                     26,765,950      --           23,984,706     --          --            --
  2004  Lowest contract charges      5,842,903     1.008454       5,892,298     1.40%          0.93%       2.46%
        Highest contract charges       715,689     0.824491         590,079     2.48%          1.64%       1.34%
        Remaining contract
        charges                     24,855,123      --           20,796,205     --          --            --
  2003  Lowest contract charges      6,255,434     0.984211       6,156,667     1.40%          0.99%      24.41%
        Highest contract charges        57,774     0.813561          47,002     2.38%          1.22%      23.17%
        Remaining contract
        charges                     15,925,269      --           13,127,032     --          --            --
  2002  Lowest contract charges      6,416,206     0.791128       5,076,040     1.40%          0.79%     (25.47)%
        Highest contract charges        10,000     0.660530           6,605     1.00%          2.64%      (4.29)%
        Remaining contract
        charges                      7,876,082      --            5,285,970     --          --            --
  2001  Lowest contract charges      6,823,699     1.061497       7,243,336     1.38%          0.66%     (13.61)%
        Highest contract charges       260,736     0.893374         232,935     1.33%          1.10%     (10.66)%
        Remaining contract
        charges                      3,414,098      --            3,142,857     --          --            --

____________________________________ SA-178 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges        535,185   $ 1.077947    $    576,901     1.40%          2.50%      (0.11)%
        Highest contract charges           783     1.058738             829     0.94%       --            (0.61)%
        Remaining contract
        charges                         70,207      --               74,880     --          --            --
  2004  Lowest contract charges        683,975     1.079155         738,114     1.40%          3.36%       0.40%
        Highest contract charges         1,498     1.069109           1,602     1.78%          0.86%       0.05%
        Remaining contract
        charges                         26,410      --               28,387     --          --            --
  2003  Lowest contract charges        691,324     1.074837         743,061     1.40%          1.55%       0.47%
        Highest contract charges        15,587     1.068567          16,656     1.75%          2.82%       0.12%
        Remaining contract
        charges                         27,096      --               29,051     --          --            --
  2002  Lowest contract charges        775,536     1.069762         829,639     0.94%       --             6.98%
        Highest contract charges        12,468     1.068674          13,325     1.01%       --             6.87%
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges        104,208     1.113029         115,986     1.39%          2.37%       6.37%
        Highest contract charges         3,457     1.102708           3,812     1.59%          2.01%       6.15%
        Remaining contract
        charges                         81,660      --               90,255     --          --            --
  2004  Lowest contract charges         13,289     1.046429          13,906     1.40%          0.27%       8.90%
        Highest contract charges        12,082     1.033088          12,482     1.68%       --             8.52%
        Remaining contract
        charges                         87,064      --               90,599     --          --            --
  2003  Lowest contract charges         12,553     0.960952          12,063     1.40%          0.74%      26.50%
        Highest contract charges         3,467     0.955846           3,314     1.60%          0.66%      26.25%
        Remaining contract
        charges                         35,343      --               33,826     --          --            --
  2002  Lowest contract charges          9,725     0.759629           7,387     1.40%          0.89%     (23.89)%
        Highest contract charges         3,473     0.757103           2,630     1.60%          0.85%     (24.04)%
        Remaining contract
        charges                         28,363      --               21,491     --          --            --
  2001  Lowest contract charges         11,538     0.998015          11,515     0.89%          0.68%      (0.20)%
        Highest contract charges         1,769     0.996687           1,764     0.96%          1.12%      (0.33)%
        Remaining contract
        charges                         21,029      --               20,966     --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        124,158     1.382540         171,652     1.39%          1.33%       6.55%
        Highest contract charges           611     1.357902             830     0.93%       --             6.02%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          9,269     1.297525          12,026     1.39%          0.23%      16.93%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          9,275     1.109648          10,292     1.25%          0.52%      39.56%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          9,283     0.795107           7,381     0.93%       --           (20.49)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges         16,805     1.191368          20,022     1.38%          2.91%       3.10%
        Highest contract charges           701     1.178576             826     0.94%       --             2.59%
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-179 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HUNTINGTON VA INCOME EQUITY FUND
  2005  Lowest contract charges         15,565   $ 1.240399    $     19,306     1.32%          1.25%       3.40%
        Highest contract charges         5,238    13.076432          68,489     2.49%          1.71%       0.44%
        Remaining contract
        charges                         97,364      --            1,289,834     --          --            --
  2004  Lowest contract charges          5,594    13.241853          74,085     1.69%       --            11.74%
        Highest contract charges         3,918    13.019064          51,015     2.46%       --            10.85%
        Remaining contract
        charges                         74,294      --              974,760     --          --            --
  2003  Lowest contract charges          2,206    11.850404          26,138     1.68%          3.90%      16.43%
        Highest contract charges         3,306    11.748526          38,845     1.55%          4.65%      16.45%
        Remaining contract
        charges                         29,850      --              352,062     --          --            --
  2002  Lowest contract charges             45    10.173480             460     0.45%          6.46%       1.74%
        Highest contract charges            95    10.163435             962     0.58%          5.06%       1.63%
        Remaining contract
        charges                          1,638      --               16,650     --          --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2005  Lowest contract charges         76,430     1.387277         106,030     1.29%          2.16%       4.20%
        Highest contract charges         6,302    13.552210          85,409     2.48%          3.20%       1.05%
        Remaining contract
        charges                        224,152      --            3,063,959     --          --            --
  2004  Lowest contract charges          8,898    13.641047         121,388     1.69%          0.05%      11.84%
        Highest contract charges         3,765    13.411543          50,491     2.46%       --            10.95%
        Remaining contract
        charges                         87,725      --            1,184,756     --          --            --
  2003  Lowest contract charges          4,086    12.197239          49,836     1.68%          5.71%      19.31%
        Highest contract charges         3,304    12.092405          39,955     1.55%          7.18%      16.38%
        Remaining contract
        charges                         33,099      --              401,765     --          --            --
  2002  Lowest contract charges            245    10.222816           2,509     0.45%          9.11%       2.23%
        Highest contract charges           140    10.208413           1,432     0.56%          6.21%       2.08%
        Remaining contract
        charges                          1,027      --               10,488     --          --            --
HUNTINGTON VA GROWTH FUND
  2005  Lowest contract charges         45,909     0.849930          39,020     1.47%       --             3.50%
        Highest contract charges         3,679    11.742513          43,202     2.49%          0.49%      (1.77)%
        Remaining contract
        charges                         60,173      --              715,534     --          --            --
  2004  Lowest contract charges          4,549    12.158550          55,307     1.70%          0.01%       3.89%
        Highest contract charges         2,710    11.953918          32,393     2.45%       --             3.07%
        Remaining contract
        charges                         46,966      --              565,512     --          --            --
  2003  Lowest contract charges          3,533    11.702990          41,343     1.68%          0.37%      13.99%
        Highest contract charges         1,783    11.602372          20,693     1.56%          0.47%      13.21%
        Remaining contract
        charges                         19,790      --              230,463     --          --            --
  2002  Lowest contract charges            236    10.266306           2,424     0.45%          0.30%       2.66%
        Highest contract charges            68    10.251839             693     0.54%          0.18%       2.52%
        Remaining contract
        charges                             70      --                  715     --          --            --

____________________________________ SA-180 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HUNTINGTON VA MID CORP AMERICA FUND
  2005  Lowest contract charges         54,155   $ 1.569226    $     84,982     1.25%          0.07%      14.24%
        Highest contract charges         2,287    16.049710          36,703     2.48%          0.11%       9.89%
        Remaining contract
        charges                        141,793      --            1,967,504     --          --            --
  2004  Lowest contract charges          6,408    14.854866          95,191     1.69%          0.02%      14.94%
        Highest contract charges           922    14.604930          13,462     2.46%          0.01%      14.03%
        Remaining contract
        charges                         45,358      --              667,308     --          --            --
  2003  Lowest contract charges          2,791    12.923624          36,072     1.68%          0.18%      27.45%
        Highest contract charges           862    12.812513          11,049     1.55%          0.27%      26.82%
        Remaining contract
        charges                         21,331      --              274,309     --          --            --
  2002  Lowest contract charges            243    10.140318           2,462     0.45%       --             1.40%
        Highest contract charges           121    10.126027           1,224     0.57%       --             1.26%
        Remaining contract
        charges                          1,155      --               11,703     --          --            --
HUNTINGTON VA NEW ECONOMY FUND
  2005  Lowest contract charges         57,877     1.577247          91,287     1.26%       --            15.94%
        Highest contract charges         2,334    16.389399          38,247     2.49%       --            10.45%
        Remaining contract
        charges                         95,435      --            1,444,062     --          --            --
  2004  Lowest contract charges          3,932    15.093436          59,356     1.69%       --            16.75%
        Highest contract charges         1,750    14.839470          25,963     2.44%       --            15.82%
        Remaining contract
        charges                         36,504      --              545,245     --          --            --
  2003  Lowest contract charges          1,004    12.927692          12,985     1.67%       --            29.35%
        Highest contract charges         1,438    12.816543          18,436     1.56%       --            23.60%
        Remaining contract
        charges                         11,942      --              153,586     --          --            --
  2002  Lowest contract charges             46     9.990391             456     0.45%       --            (0.10)%
        Highest contract charges           107     9.980527           1,064     0.58%       --            (0.20)%
        Remaining contract
        charges                             27      --                  269     --          --            --
HUNTINGTON VA ROTATING MARKETS FUND
  2005  Lowest contract charges          5,423     1.279296           6,938     1.22%       --            13.36%
        Highest contract charges         1,626    14.602090          23,750     2.48%          0.64%       6.96%
        Remaining contract
        charges                         68,598      --            1,014,739     --          --            --
  2004  Lowest contract charges          4,823    13.886007          66,966     1.69%          0.48%       9.75%
        Highest contract charges           970    13.652372          13,237     2.44%          0.16%       8.88%
        Remaining contract
        charges                         61,173      --              841,991     --          --            --
  2003  Lowest contract charges          2,907    12.652208          36,780     1.68%       --            22.26%
        Highest contract charges         1,310    12.543441          16,435     1.55%       --            21.04%
        Remaining contract
        charges                         16,970      --              213,650     --          --            --
  2002  Lowest contract charges            235    10.348845           2,432     0.45%       --             3.49%
        Highest contract charges           102    10.334263           1,059     0.57%       --             3.34%
        Remaining contract
        charges                            866      --                8,950     --          --            --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges            685    11.630368           7,971     1.22%         14.70%      15.18%
        Highest contract charges        15,596     1.263000          19,697     2.15%          1.08%      14.71%
        Remaining contract
        charges                          5,367      --               21,530     --          --            --

____________________________________ SA-181 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
HUNTINGTON VA MACRO 100 FUND
  2005  Lowest contract charges         37,620   $ 1.092207    $     41,089     1.31%          0.16%      14.04%
        Highest contract charges         8,916     1.073412           9,570     2.45%          0.19%       2.55%
        Remaining contract
        charges                        222,121      --              240,013     --          --            --
  2004  Lowest contract charges         13,580     1.050977          14,273     0.83%       --             5.10%
        Highest contract charges        49,494     1.048339          51,886     1.06%       --             4.83%
        Remaining contract
        charges                         21,023      --               22,056     --          --            --
HUNTINGTON VA MORTGAGE SECURITIES FUND
  2005  Lowest contract charges          1,548    10.007438          15,493     1.08%       --            (0.27)%
        Highest contract charges         7,302     1.030448           7,525     2.02%       --            (0.61)%
        Remaining contract
        charges                          5,651      --                5,852     --          --            --
HUNTINGTON VA SITUS SMALL CAP FUND
  2005  Lowest contract charges         40,251     1.304158          52,493     1.26%       --            20.04%
        Highest contract charges         2,500     1.281741           3,204     2.45%          0.01%      14.29%
        Remaining contract
        charges                        778,086      --            1,003,374     --          --            --
  2004  Lowest contract charges          3,979     1.124039           4,472     1.01%       --            12.40%
        Highest contract charges        11,840     1.123192          13,299     1.07%       --            12.32%
        Remaining contract
        charges                        --           --             --           --          --            --
MFS CAPITAL OPPORTUNITIES SERIES
  2005  Lowest contract charges            232     9.217904           2,138     0.98%          0.74%       0.72%
        Highest contract charges         3,157     6.098386          19,251     2.49%          0.74%      (0.83)%
        Remaining contract
        charges                      1,958,914      --           15,047,096     --          --            --
  2004  Lowest contract charges            230     9.151640           2,130     0.95%          0.36%      11.40%
        Highest contract charges         3,043     6.149111          18,712     2.46%          0.40%       9.69%
        Remaining contract
        charges                      2,218,608      --           17,092,503     --          --            --
  2003  Lowest contract charges            233     8.215084           1,918     0.99%          0.23%      26.18%
        Highest contract charges        10,532     7.414145          78,088     2.33%          0.19%      24.43%
        Remaining contract
        charges                      2,190,633      --           15,579,712     --          --            --
  2002  Lowest contract charges            234     6.510383           1,527     0.97%          0.08%     (30.36)%
        Highest contract charges         3,485     5.958392          20,767     0.95%       --            (4.10)%
        Remaining contract
        charges                      1,746,261      --           10,235,971     --          --            --
  2001  Lowest contract charges             14     9.316962             126     0.46%       --           (24.32)%
        Highest contract charges        21,186     8.658657         183,439     1.78%       --           (30.81)%
        Remaining contract
        charges                      1,926,436      --           16,520,999     --          --            --

____________________________________ SA-182 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges         77,507   $ 8.153094    $    631,920     1.34%       --             7.73%
        Highest contract charges         3,879     5.165968          20,039     2.52%       --             6.44%
        Remaining contract
        charges                      2,416,051      --           17,405,243     --          --            --
  2004  Lowest contract charges         62,174     7.568372         470,548     1.35%       --            11.45%
        Highest contract charges        11,808     4.855786          57,337     2.46%       --            10.17%
        Remaining contract
        charges                      2,481,207      --           16,809,258     --          --            --
  2003  Lowest contract charges         28,019     6.791141         190,278     0.90%       --            19.89%
        Highest contract charges         1,509     4.367772           6,589     2.39%       --            27.14%
        Remaining contract
        charges                      2,334,638      --           14,688,617     --          --            --
  2002  Lowest contract charges        992,785     5.237359       5,199,570     1.41%       --           (34.68)%
        Highest contract charges         1,046     3.435336           3,594     0.84%       --            (5.22)%
        Remaining contract
        charges                        991,707      --            5,029,013     --          --            --
  2001  Lowest contract charges      1,242,368     8.018392       9,961,796     1.38%       --           (34.41)%
        Highest contract charges        19,276     7.926819         152,798     1.80%       --           (31.27)%
        Remaining contract
        charges                      1,077,276      --            8,460,142     --          --            --
MFS GLOBAL EQUITY SERIES
  2005  Lowest contract charges         18,887    13.377978         252,672     1.34%          0.22%       6.23%
        Highest contract charges         4,223    11.056369          46,694     2.48%          0.28%       5.02%
        Remaining contract
        charges                        650,175      --            7,844,416     --          --            --
  2004  Lowest contract charges          7,781    12.593096          97,993     1.34%          0.26%      16.70%
        Highest contract charges         1,477    10.528057          15,547     2.46%       --            15.36%
        Remaining contract
        charges                        734,952      --            8,440,222     --          --            --
  2003  Lowest contract charges          3,165    10.791504          34,155     0.90%       --            23.42%
        Highest contract charges         1,424    10.046478          14,304     2.34%          0.07%      24.88%
        Remaining contract
        charges                        377,586      --            3,774,010     --          --            --
  2002  Lowest contract charges         78,489     8.199128         643,542     1.40%          0.49%     (13.12)%
        Highest contract charges           424     8.045196           3,414     0.97%          0.64%      (1.60)%
        Remaining contract
        charges                        116,596      --              940,087     --          --            --
  2001  Lowest contract charges         62,809     9.437039         592,730     1.38%          0.26%     (11.20)%
        Highest contract charges           220     9.329370           2,057     1.33%          2.12%     (11.51)%
        Remaining contract
        charges                         45,069      --              420,702     --          --            --
MFS HIGH INCOME SERIES
  2005  Lowest contract charges          1,790    12.450166          22,292     0.95%          9.04%       1.19%
        Highest contract charges           349    11.434854           3,993     2.45%       --            (0.42)%
        Remaining contract
        charges                      6,857,178      --           79,955,561     --          --            --
  2004  Lowest contract charges          3,098    12.303541          38,111     0.95%          4.96%       8.12%
        Highest contract charges        30,723    11.488203         352,956     2.47%          2.81%       6.46%
        Remaining contract
        charges                      6,233,648      --           72,407,930     --          --            --
  2003  Lowest contract charges          1,791    11.379739          20,381     0.95%          3.96%      16.84%
        Highest contract charges        38,364    10.647511         408,484     2.34%          2.93%      15.22%
        Remaining contract
        charges                      4,842,418      --           52,484,124     --          --            --
  2002  Lowest contract charges          1,675     9.739361          16,310     0.94%       --             1.59%
        Highest contract charges         4,821     9.241069          44,548     0.98%       --             4.10%
        Remaining contract
        charges                      1,313,786      --           12,298,894     --          --            --
  2001  Lowest contract charges        307,674     9.311731       2,864,980     1.38%          7.35%       0.66%
        Highest contract charges         1,591     9.205533          14,648     1.72%       --            (5.64)%
        Remaining contract
        charges                        372,809      --            3,454,933     --          --            --

____________________________________ SA-183 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
MFS INVESTORS GROWTH STOCK SERIES
  2005  Lowest contract charges             55   $ 8.451965    $        468     1.00%          0.35%       3.35%
        Highest contract charges        28,943     6.156607         178,189     2.49%          0.31%       1.91%
        Remaining contract
        charges                      4,015,498      --           28,897,793     --          --            --
  2004  Lowest contract charges             57     8.178342             459     0.99%       --             7.99%
        Highest contract charges        19,597     6.041268         118,388     2.47%       --             6.49%
        Remaining contract
        charges                      4,563,595      --           32,178,546     --          --            --
  2003  Lowest contract charges             57     7.573204             433     1.01%       --            21.68%
        Highest contract charges        20,361     7.007495         142,679     2.33%       --            20.17%
        Remaining contract
        charges                      4,166,965      --           27,761,019     --          --            --
  2002  Lowest contract charges             58     6.223959             362     1.01%       --           (28.33)%
        Highest contract charges         4,500     5.831401          26,242     0.95%       --            (6.03)%
        Remaining contract
        charges                      2,203,553      --           12,696,198     --          --            --
  2001  Lowest contract charges             14     8.683925             124     0.47%       --           (24.97)%
        Highest contract charges        19,825     8.222021         163,005     1.77%          0.02%     (26.88)%
        Remaining contract
        charges                      2,144,253      --           17,554,004     --          --            --
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges      1,019,422     9.981433      10,175,294     1.34%          0.47%       5.88%
        Highest contract charges       114,688     8.545435         980,060     2.48%          0.36%       4.66%
        Remaining contract
        charges                     11,000,648      --           94,594,486     --          --            --
  2004  Lowest contract charges        446,808     9.427597       4,212,333     1.34%          0.37%       9.86%
        Highest contract charges        31,576     8.164604         257,806     2.46%          0.25%       8.61%
        Remaining contract
        charges                      7,691,741      --           62,913,124     --          --            --
  2003  Lowest contract charges         46,911     8.581266         402,557     0.88%       --            17.00%
        Highest contract charges        31,845     7.418037         236,228     2.31%          0.23%      19.31%
        Remaining contract
        charges                      3,896,405      --           29,280,938     --          --            --
  2002  Lowest contract charges        920,811     6.336303       5,834,537     1.40%          0.57%     (22.06)%
        Highest contract charges         3,674     6.217311          22,843     0.97%       --            (3.98)%
        Remaining contract
        charges                      1,026,028      --            6,428,927     --          --            --
  2001  Lowest contract charges        959,745     8.130073       7,802,794     1.38%          0.49%     (17.12)%
        Highest contract charges        24,325     8.037315         195,508     1.78%          0.32%     (16.78)%
        Remaining contract
        charges                        807,760      --            6,524,494     --          --            --
MFS MID CAP GROWTH SERIES
  2005  Lowest contract charges            277     6.172433           1,709     0.98%       --             2.13%
        Highest contract charges       118,933     6.212611         738,885     2.47%       --             0.56%
        Remaining contract
        charges                      7,286,345      --           44,086,442     --          --            --
  2004  Lowest contract charges            743     6.043547           4,493     0.95%       --            13.48%
        Highest contract charges        24,295     6.177888         150,090     2.47%       --            11.73%
        Remaining contract
        charges                      7,201,116      --           43,055,062     --          --            --
  2003  Lowest contract charges            464     5.325653           2,473     0.95%       --            35.74%
        Highest contract charges        43,195     5.121071         221,207     2.33%       --            33.85%
        Remaining contract
        charges                      5,448,295      --           28,870,143     --          --            --
  2002  Lowest contract charges            466     3.923564           1,827     0.93%       --           (43.74)%
        Highest contract charges        13,762     3.825956          52,653     0.92%       --            (3.55)%
        Remaining contract
        charges                      1,802,027      --            7,029,994     --          --            --
  2001  Lowest contract charges        465,657     6.931960       3,227,919     1.37%          0.04%     (18.70)%
        Highest contract charges        47,918     6.882349         329,789     1.78%          0.02%     (25.28)%
        Remaining contract
        charges                        464,637      --            3,265,544     --          --            --

____________________________________ SA-184 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
MFS NEW DISCOVERY SERIES
  2005  Lowest contract charges          3,567   $13.920832    $     49,658     0.95%       --             4.25%
        Highest contract charges           136     7.924706           1,077     2.54%       --             2.60%
        Remaining contract
        charges                      6,826,612      --           69,770,928     --          --            --
  2004  Lowest contract charges          3,564    13.353210          47,633     0.95%       --             5.51%
        Highest contract charges        36,507     7.727987         282,123     2.48%       --             3.89%
        Remaining contract
        charges                      4,251,036      --           42,642,471     --          --            --
  2003  Lowest contract charges          3,672    12.655700          46,468     0.96%       --            32.45%
        Highest contract charges         1,879     7.438770          13,977     2.39%       --            30.55%
        Remaining contract
        charges                      2,283,719      --           22,981,090     --          --            --
  2002  Lowest contract charges          7,134     9.554772          68,167     0.95%       --           (32.28)%
        Highest contract charges         4,780     8.583722          41,032     0.92%       --            (3.93)%
        Remaining contract
        charges                        907,240      --            7,512,056     --          --            --
  2001  Lowest contract charges        330,350    12.976150       4,286,669     1.37%       --            (6.35)%
        Highest contract charges         2,337    12.828048          29,981     1.78%       --           (13.24)%
        Remaining contract
        charges                        240,775      --            2,990,725     --          --            --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges          1,925    14.120252          27,181     0.83%       --             3.75%
        Highest contract charges       296,300    12.605897       3,735,130     2.48%          1.43%       0.28%
        Remaining contract
        charges                     27,862,055      --          350,520,528     --          --            --
  2004  Lowest contract charges         13,307    14.092027         187,554     0.95%          1.63%      10.27%
        Highest contract charges        96,608    12.570577       1,214,418     2.48%          1.17%       8.57%
        Remaining contract
        charges                     20,952,129      --          261,180,901     --          --            --
  2003  Lowest contract charges         10,037    12.779699         128,265     0.95%          1.67%      15.22%
        Highest contract charges         6,924    10.861973          75,212     2.38%          0.86%      13.57%
        Remaining contract
        charges                     13,431,756      --          153,518,378     --          --            --
  2002  Lowest contract charges          8,140    11.091266          90,278     0.94%          0.21%      (6.07)%
        Highest contract charges        10,094    10.066383         101,614     0.96%       --             0.07%
        Remaining contract
        charges                      5,052,427      --           51,024,522     --          --            --
  2001  Lowest contract charges             96    11.807401           1,138    (1.22)%      --            (0.70)%
        Highest contract charges       105,226    10.845432       1,141,226     1.76%          0.40%      (1.18)%
        Remaining contract
        charges                      2,149,734      --           23,410,999     --          --            --
MFS VALUE SERIES
  2005  Lowest contract charges            230    14.700660           3,380     0.85%       --             6.68%
        Highest contract charges        70,042    14.206107         995,022     2.48%          0.62%       4.03%
        Remaining contract
        charges                      1,526,354      --           22,051,129     --          --            --
  2004  Lowest contract charges            150    14.004824           2,083     0.93%       --            14.09%
        Highest contract charges        23,394    13.656146         319,470     2.46%          0.06%      12.34%
        Remaining contract
        charges                        965,392      --           13,312,711     --          --            --
  2003  Lowest contract charges         13,955    12.242356         170,842     0.89%       --            22.42%
        Highest contract charges        20,623    12.160581         250,788     1.57%       --            21.61%
        Remaining contract
        charges                        285,982      --            3,488,945     --          --            --
MFS RESEARCH BOND SERIES FUND
  2005  Lowest contract charges          1,142    10.056830          11,486     1.04%       --             0.71%
        Highest contract charges           372     9.942911           3,698     2.47%       --            (0.22)%
        Remaining contract
        charges                        256,785      --            2,568,470     --          --            --

____________________________________ SA-185 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
MFS RESEARCH INTERNATIONAL SERIES FUND
  2005  Lowest contract charges          3,179   $11.985466    $     38,100     1.31%          3.07%      19.63%
        Highest contract charges         1,814    11.893036          21,579     2.41%          4.40%      18.72%
        Remaining contract
        charges                         66,857      --              797,595     --          --            --
MFS RESEARCH SERIES FUND
  2005  Lowest contract charges          4,416    10.617084          46,890     1.33%       --            12.08%
        Highest contract charges         2,363    10.515260          24,850     2.44%       --            11.23%
        Remaining contract
        charges                         69,469      --              734,015     --          --            --
MERCURY GLOBAL GROWTH V.I. FUND
  2005  Lowest contract charges          1,025     9.430327           9,663     1.74%          1.25%      13.07%
        Highest contract charges        15,823    11.994124         189,785     2.04%          1.25%      12.73%
        Remaining contract
        charges                          1,064      --               12,783     --          --            --
  2004  Lowest contract charges          1,025     8.340096           8,553     1.75%          1.66%      13.22%
        Highest contract charges        15,121    10.639336         160,881     2.05%          1.66%      12.89%
        Remaining contract
        charges                          8,145      --               86,783     --          --            --
  2003  Lowest contract charges          1,026     7.365984           7,559     1.75%          1.09%      31.24%
        Highest contract charges        14,907     9.424894         140,500     2.02%          2.05%      30.85%
        Remaining contract
        charges                          8,145      --               76,839     --          --            --
  2002  Lowest contract charges          1,027     5.612482           5,765     1.60%          1.24%     (28.99)%
        Highest contract charges         1,064     7.205775           7,665     1.62%          0.58%     (27.94)%
        Remaining contract
        charges                        --           --             --           --          --            --
MERCURY LARGE CAP GROWTH V.I. FUND
  2005  Lowest contract charges          2,283     9.482120          21,644     1.38%          0.35%       9.10%
        Highest contract charges        52,952    11.348752         600,939     2.04%          0.19%       8.40%
        Remaining contract
        charges                         73,889      --              800,988     --          --            --
  2004  Lowest contract charges          3,886    10.588346          41,143     1.65%          0.28%       5.47%
        Highest contract charges        52,646    10.469597         551,177     2.05%          0.25%       5.05%
        Remaining contract
        charges                         70,796      --              704,529     --          --            --
  2003  Lowest contract charges          3,245    10.039523          32,577     1.64%          0.77%      32.54%
        Highest contract charges        48,309     9.966707         481,479     2.04%          0.95%      32.02%
        Remaining contract
        charges                         63,912      --              600,366     --          --            --
  2002  Lowest contract charges          7,901     6.133161          48,458     1.54%       --           (24.72)%
        Highest contract charges         4,949     7.549633          37,363     1.62%       --           (24.50)%
        Remaining contract
        charges                          3,872      --               29,241     --          --            --
  2001  Lowest contract charges          1,962     8.189183          16,067     1.38%          0.02%     (10.59)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-186 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2005  Lowest contract charges      4,149,631   $ 1.484030    $  6,158,177     1.69%          0.09%      17.51%
        Highest contract charges     1,049,724     1.439763       1,511,354     2.49%          0.10%      16.58%
        Remaining contract
        charges                     21,703,017      --           31,608,105     --          --            --
  2004  Lowest contract charges      3,457,927     1.262880       4,366,946     1.69%          0.43%      14.63%
        Highest contract charges       854,670     1.235040       1,055,552     2.48%          0.56%      13.72%
        Remaining contract
        charges                     19,955,338      --           24,837,751     --          --            --
  2003  Lowest contract charges      1,602,744     1.101687       1,765,723     1.69%          0.02%      37.89%
        Highest contract charges       555,440     1.086053         603,237     2.39%          0.02%      36.93%
        Remaining contract
        charges                     11,702,492      --           12,769,749     --          --            --
  2002  Lowest contract charges        627,301     0.798974         501,197     1.68%          0.09%      (8.91)%
        Highest contract charges       474,659     0.793159         376,480     0.89%          0.20%      (4.62)%
        Remaining contract
        charges                      2,106,762      --            1,673,850     --          --            --
  2001  Lowest contract charges         82,394     0.877109          72,268     1.08%          0.48%     (12.29)%
        Highest contract charges         3,807     0.875059           3,332     1.31%          0.42%     (12.49)%
        Remaining contract
        charges                         43,920      --               38,471     --          --            --
NATIONS HIGH YIELD BOND PORTFOLIO
  2005  Lowest contract charges      4,503,330     1.438402       6,477,599     1.70%          0.16%       0.43%
        Highest contract charges       477,309     1.395509         666,089     2.49%          0.18%      (0.37)%
        Remaining contract
        charges                     16,754,788      --           23,665,261     --          --            --
  2004  Lowest contract charges      5,147,879     1.432207       7,372,828     1.70%          6.57%       9.53%
        Highest contract charges       350,579     1.400647         491,038     2.47%         12.71%       8.66%
        Remaining contract
        charges                     17,707,468      --           25,007,663     --          --            --
  2003  Lowest contract charges      4,603,496     1.307637       6,019,702     1.69%          7.56%      28.99%
        Highest contract charges       130,441     1.289080         168,149     2.39%          7.62%      28.10%
        Remaining contract
        charges                     12,315,796      --           15,954,250     --          --            --
  2002  Lowest contract charges      3,016,288     1.013719       3,057,668     1.69%         10.63%       0.46%
        Highest contract charges        67,340     1.006346          67,767     0.95%         24.81%       6.32%
        Remaining contract
        charges                      3,063,424      --            3,088,859     --          --            --
  2001  Lowest contract charges        734,885     1.009060         741,543     1.09%         17.14%       0.91%
        Highest contract charges       205,220     1.006706         206,597     1.31%         17.08%       0.67%
        Remaining contract
        charges                        240,897      --              242,768     --          --            --
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
  2005  Lowest contract charges      6,477,361     1.178027       7,630,506     1.69%       --             8.45%
        Highest contract charges       419,957     1.142878         479,959     2.49%       --             7.59%
        Remaining contract
        charges                     22,278,564      --           25,776,431     --          --            --
  2004  Lowest contract charges      6,613,404     1.086242       7,183,756     1.70%       --             9.47%
        Highest contract charges       373,554     1.062295         396,824     2.48%       --             8.60%
        Remaining contract
        charges                     22,415,920      --           24,015,948     --          --            --
  2003  Lowest contract charges      5,613,869     0.992283       5,570,547     1.69%       --            30.86%
        Highest contract charges       545,976     0.978202         534,075     2.38%       --            29.95%
        Remaining contract
        charges                     16,934,011      --           16,647,023     --          --            --
  2002  Lowest contract charges      4,379,461     0.758289       3,320,897     1.69%       --           (16.50)%
        Highest contract charges       188,003     0.752774         141,524     0.97%       --            (6.66)%
        Remaining contract
        charges                      4,734,146      --            3,570,545     --          --            --
  2001  Lowest contract charges      1,103,136     0.908095       1,001,753     1.08%       --            (9.19)%
        Highest contract charges       148,877     0.905970         134,878     1.32%       --            (9.40)%
        Remaining contract
        charges                        243,378      --              220,725     --          --            --

____________________________________ SA-187 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
NATIONS ASSET ALLOCATION PORTFOLIO
  2005  Lowest contract charges      3,266,787   $ 1.023318    $  3,342,962     1.70%          0.01%       2.70%
        Highest contract charges        25,437     0.992786          25,253     2.49%          0.02%       1.88%
        Remaining contract
        charges                      7,278,323      --            7,318,153     --          --            --
  2004  Lowest contract charges      3,723,160     0.996400       3,709,757     1.70%          1.45%       6.39%
        Highest contract charges        62,606     0.974442          61,006     2.47%          2.22%       5.54%
        Remaining contract
        charges                      7,056,923      --            6,936,573     --          --            --
  2003  Lowest contract charges      3,450,681     0.936588       3,231,866     1.69%          1.44%      17.08%
        Highest contract charges       221,669     0.923305         204,668     2.36%          2.00%      16.27%
        Remaining contract
        charges                      5,582,993      --            5,181,360     --          --            --
  2002  Lowest contract charges      1,862,605     0.799927       1,489,948     1.70%          1.73%     (15.00)%
        Highest contract charges         2,664     0.794111           2,116     0.26%       --            (2.33)%
        Remaining contract
        charges                      2,444,768      --            1,944,927     --          --            --
  2001  Lowest contract charges      1,121,992     0.941100       1,055,907     1.10%          3.36%      (5.89)%
        Highest contract charges        18,885     0.938905          17,731     1.28%          6.62%      (6.11)%
        Remaining contract
        charges                        289,315      --              271,917     --          --            --
NATIONS MARSICO GROWTH PORTFOLIO
  2005  Lowest contract charges      4,255,572     1.109812       4,722,885     1.70%       --             5.64%
        Highest contract charges       833,330     1.076669         897,221     2.48%       --             4.80%
        Remaining contract
        charges                     22,445,598      --           24,457,423     --          --            --
  2004  Lowest contract charges      4,462,849     1.050589       4,688,621     1.70%       --            11.13%
        Highest contract charges       408,188     1.027402         419,373     2.48%       --            10.25%
        Remaining contract
        charges                     21,313,110      --           22,074,902     --          --            --
  2003  Lowest contract charges      2,992,263     0.945372       2,828,801     1.70%       --            28.39%
        Highest contract charges       438,428     0.931930         408,584     2.40%       --            27.49%
        Remaining contract
        charges                      9,225,261      --            8,640,642     --          --            --
  2002  Lowest contract charges      2,991,864     0.736355       2,203,074     1.70%       --           (17.55)%
        Highest contract charges       223,715     0.730984         163,532     0.87%       --            (5.68)%
        Remaining contract
        charges                      3,019,768      --            2,212,293     --          --            --
  2001  Lowest contract charges      1,141,615     0.893080       1,019,553     1.09%       --           (10.69)%
        Highest contract charges       229,179     0.890980         204,193     1.30%       --           (10.90)%
        Remaining contract
        charges                        239,628      --              213,728     --          --            --
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2005  Lowest contract charges      1,184,692     1.472145       1,744,039     1.70%       --             6.07%
        Highest contract charges       217,214     1.428223         310,230     2.48%       --             5.22%
        Remaining contract
        charges                      3,667,521      --            5,301,096     --          --            --
  2004  Lowest contract charges      1,203,123     1.387941       1,669,862     1.70%       --            20.29%
        Highest contract charges        89,641     1.357351         121,675     2.43%       --            19.33%
        Remaining contract
        charges                      2,540,812      --            3,476,569     --          --            --
  2003  Lowest contract charges        839,001     1.153813         968,050     1.70%       --            46.36%
        Highest contract charges       192,940     1.137441         219,458     2.38%       --            45.34%
        Remaining contract
        charges                      1,228,319      --            1,405,518     --          --            --
  2002  Lowest contract charges      1,059,329     0.788365         835,138     1.69%       --            (9.75)%
        Highest contract charges        18,189     0.783119          14,244     0.93%       --            (2.14)%
        Remaining contract
        charges                        823,217      --              646,134     --          --            --
  2001  Lowest contract charges        438,395     0.873508         382,942     1.09%       --           (12.65)%
        Highest contract charges        47,770     0.871467          41,630     1.20%       --           (12.85)%
        Remaining contract
        charges                         76,276      --               66,541     --          --            --

____________________________________ SA-188 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
NATIONS MARSICO MIDCAP GROWTH PORTFOLIO
  2005  Lowest contract charges      6,959,737   $ 0.787041    $  5,477,598     1.70%       --             3.42%
        Highest contract charges     1,679,899     0.763540       1,282,670     2.49%       --             2.59%
        Remaining contract
        charges                     36,877,154      --           28,485,292     --          --            --
  2004  Lowest contract charges      7,035,039     0.761027       5,353,852     1.70%       --            12.16%
        Highest contract charges     1,196,727     0.744232         890,643     2.48%       --            11.27%
        Remaining contract
        charges                     34,397,556      --           25,803,885     --          --            --
  2003  Lowest contract charges      5,009,832     0.678494       3,399,141     1.69%       --            25.32%
        Highest contract charges       894,178     0.668854         598,075     2.39%       --            24.45%
        Remaining contract
        charges                     21,339,664      --           14,341,642     --          --            --
  2002  Lowest contract charges      3,155,634     0.541405       1,708,476     1.69%       --           (35.12)%
        Highest contract charges       548,277     0.537457         294,676     0.89%       --            (2.75)%
        Remaining contract
        charges                      5,690,121      --            3,063,883     --          --            --
  2001  Lowest contract charges        637,623     0.834444         532,061     1.08%       --           (16.56)%
        Highest contract charges         2,453     0.832491           2,042     1.31%       --           (16.75)%
        Remaining contract
        charges                         50,118      --               41,766     --          --            --
NATIONS SMALL COMPANY PORTFOLIO
  2005  Lowest contract charges      3,497,270     1.099997       3,846,986     1.69%       --             4.33%
        Highest contract charges       464,421     1.067163         495,613     2.48%       --             3.50%
        Remaining contract
        charges                     17,818,174      --           19,241,841     --          --            --
  2004  Lowest contract charges      3,523,037     1.054373       3,714,597     1.70%       --             8.30%
        Highest contract charges       311,147     1.031115         320,829     2.48%       --             7.44%
        Remaining contract
        charges                     16,778,722      --           17,442,533     --          --            --
  2003  Lowest contract charges      2,721,654     0.973579       2,649,745     1.69%       --            32.69%
        Highest contract charges       389,516     0.959744         373,836     2.39%       --            31.77%
        Remaining contract
        charges                     11,603,598      --           11,190,462     --          --            --
  2002  Lowest contract charges      1,972,318     0.733712       1,447,114     1.69%       --           (27.61)%
        Highest contract charges       308,820     0.728363         224,933     0.92%       --            (7.14)%
        Remaining contract
        charges                      3,271,695      --            2,387,453     --          --            --
  2001  Lowest contract charges        477,133     1.013551         483,599     1.09%       --             1.36%
        Highest contract charges       104,846     1.011177         106,018     1.32%       --             1.12%
        Remaining contract
        charges                         82,310      --               83,318     --          --            --
NATIONS VALUE PORTFOLIO
  2005  Lowest contract charges      5,678,621     1.120243       6,361,436     1.69%       --             7.49%
        Highest contract charges     1,100,176     1.086783       1,195,653     2.49%       --             6.63%
        Remaining contract
        charges                     29,532,525      --           32,484,619     --          --            --
  2004  Lowest contract charges      5,966,875     1.042201       6,218,683     1.70%          1.43%      11.27%
        Highest contract charges       890,955     1.019187         908,049     2.48%          2.04%      10.38%
        Remaining contract
        charges                     28,065,279      --           28,840,874     --          --            --
  2003  Lowest contract charges      4,098,139     0.936655       3,838,542     1.69%          1.26%      27.98%
        Highest contract charges       484,204     0.923332         447,081     2.38%          1.34%      27.09%
        Remaining contract
        charges                     19,068,119      --           17,692,810     --          --            --
  2002  Lowest contract charges      2,765,860     0.731862       2,024,228     1.69%          1.39%     (22.07)%
        Highest contract charges       227,732     0.726519         165,452     0.98%          3.27%      (6.60)%
        Remaining contract
        charges                      5,322,630      --            3,873,814     --          --            --
  2001  Lowest contract charges        768,414     0.939108         721,623     1.09%          1.61%      (6.09)%
        Highest contract charges       138,221     0.936903         129,500     1.31%          1.65%      (6.31)%
        Remaining contract
        charges                        258,184      --              242,153     --          --            --

____________________________________ SA-189 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
  2005  Lowest contract charges         27,233   $10.501235    $    285,976     1.35%          2.71%       1.13%
        Highest contract charges       107,199    10.409670       1,115,902     1.84%          2.38%       0.62%
        Remaining contract
        charges                         14,350      --              150,252     --          --            --
  2004  Lowest contract charges         24,275    10.384343         252,078     0.99%       --             3.84%
        Highest contract charges        65,371    10.345397         676,286     1.36%       --             3.45%
        Remaining contract
        charges                          1,017      --               10,552     --          --            --
JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
  2005  Lowest contract charges        823,980    10.132437       8,348,927     1.34%          2.81%       1.02%
        Highest contract charges        99,284     9.991450         991,991     2.13%          2.21%       0.21%
        Remaining contract
        charges                      1,499,287      --           15,534,711     --          --            --
  2004  Lowest contract charges        187,591    10.030484       1,881,624     0.99%       --             0.31%
        Highest contract charges        27,585     9.970362         275,031     1.58%       --            (0.30)%
        Remaining contract
        charges                        375,404      --            3,819,516     --          --            --
JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
  2005  Lowest contract charges        186,991    10.733991       2,007,163     1.34%          0.71%       0.96%
        Highest contract charges        24,185    10.584669         255,986     2.13%          0.64%       0.15%
        Remaining contract
        charges                        323,483      --            3,564,796     --          --            --
  2004  Lowest contract charges         48,950    10.632360         520,459     0.99%       --             6.32%
        Highest contract charges         8,746    10.568653          92,432     1.57%       --             5.69%
        Remaining contract
        charges                         85,021      --              923,035     --          --            --
JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
  2005  Lowest contract charges         20,859    12.754866         266,058     1.34%          0.12%      15.53%
        Highest contract charges         3,465    12.577499          43,586     2.12%          0.02%      14.61%
        Remaining contract
        charges                         34,963      --              451,103     --          --            --
  2004  Lowest contract charges         11,242    11.040622         124,120     0.98%       --            10.41%
        Highest contract charges           120    10.974483           1,316     1.52%       --             9.75%
        Remaining contract
        charges                          5,120      --               56,315     --          --            --
JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
  2005  Lowest contract charges        634,662    11.078689       7,031,221     1.34%          1.03%       3.06%
        Highest contract charges        80,918    10.924560         883,992     2.13%          0.92%       2.24%
        Remaining contract
        charges                      1,163,885      --           12,792,715     --          --            --
  2004  Lowest contract charges        160,426    10.750194      17,246,030     0.99%       --             7.50%
        Highest contract charges        28,387    10.685771         303,333     1.57%       --             6.86%
        Remaining contract
        charges                        303,116      --            3,247,384     --          --            --
JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
  2005  Lowest contract charges        336,907    10.243778       3,451,197     1.34%          3.54%       1.70%
        Highest contract charges        30,740    10.101247         310,511     2.12%          2.33%       0.89%
        Remaining contract
        charges                        636,529      --            6,468,917     --          --            --
  2004  Lowest contract charges         90,724    10.072294         913,811     0.99%       --             0.72%
        Highest contract charges         7,463    10.011926          74,717     1.58%       --             0.12%
        Remaining contract
        charges                        174,290      --            1,749,231     --          --            --

____________________________________ SA-190 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
  2005  Lowest contract charges          7,343   $10.913451    $     80,141     1.33%          0.24%       3.65%
        Highest contract charges         4,051    10.818288          43,820     1.85%          0.61%       3.13%
        Remaining contract
        charges                            895      --               14,477     --          --            --
  2004  Lowest contract charges          1,852    10.529602          19,502     1.01%       --             5.30%
        Highest contract charges         7,147    10.490110          74,970     1.33%       --             4.90%
        Remaining contract
        charges                        --           --             --           --          --            --
JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
  2005  Lowest contract charges        212,798    11.604997       2,469,519     1.34%       --             9.60%
        Highest contract charges        24,255    11.443567         277,564     2.12%       --             8.73%
        Remaining contract
        charges                        408,414      --            4,700,749     --          --            --
  2004  Lowest contract charges         62,277    10.588191         659,405     0.99%       --             5.88%
        Highest contract charges         6,699    10.524737          70,500     1.57%       --             5.25%
        Remaining contract
        charges                        103,047      --            1,087,224     --          --            --
JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
  2005  Lowest contract charges        237,454    11.866729       2,817,808     1.34%          0.49%       8.28%
        Highest contract charges        31,840    11.701685         372,585     2.12%          0.32%       7.42%
        Remaining contract
        charges                        403,128      --            4,908,479     --          --            --
  2004  Lowest contract charges         62,019    10.959001         679,670     0.99%       --             9.59%
        Highest contract charges         6,759    10.893345          73,631     1.57%       --             8.93%
        Remaining contract
        charges                         80,392      --              896,873     --          --            --
JENNISON 20/20 FOCUS PORTFOLIO
  2005  Lowest contract charges          8,468    12.597739         106,673     1.39%       --            19.58%
        Highest contract charges        37,495     1.249990          46,869     1.99%       --            18.86%
        Remaining contract
        charges                         39,351      --              150,522     --          --            --
  2004  Lowest contract charges          6,762    10.535427          71,240     1.40%       --            13.77%
        Highest contract charges        37,505     1.051640          39,442     2.00%       --            13.09%
        Remaining contract
        charges                         46,117      --              141,002     --          --            --
  2003  Lowest contract charges          7,524     9.259937          69,670     1.40%       --            27.01%
        Highest contract charges        64,737     0.929884          60,198     2.00%       --            26.25%
        Remaining contract
        charges                         62,197      --              140,203     --          --            --
  2002  Lowest contract charges          6,314     7.290810          46,034     1.40%       --           (23.66)%
        Highest contract charges        48,265     0.736550          35,550     2.00%       --           (24.11)%
        Remaining contract
        charges                         69,144      --              109,030     --          --            --
  2001  Lowest contract charges          5,605     9.549833          53,524     1.37%          0.27%      (2.68)%
        Highest contract charges        31,300     0.970581          30,379     1.64%          0.12%      (2.94)%
        Remaining contract
        charges                        119,777      --              192,519     --          --            --

____________________________________ SA-191 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
JENNISON PORTFOLIO
  2005  Lowest contract charges         32,822   $ 6.599289    $    216,602     1.40%       --            12.44%
        Highest contract charges        24,037     0.904505          21,741     2.34%       --            11.38%
        Remaining contract
        charges                        343,605      --              521,472     --          --            --
  2004  Lowest contract charges         35,011     5.869216         205,483     1.40%          0.04%       7.70%
        Highest contract charges        25,090     0.812119          20,376     2.35%          0.04%       6.68%
        Remaining contract
        charges                        373,387      --              504,637     --          --            --
  2003  Lowest contract charges         36,291     5.449584         197,771     1.40%       --            27.81%
        Highest contract charges        26,405     0.761248          20,101     2.32%       --            26.60%
        Remaining contract
        charges                        483,061      --              572,304     --          --            --
  2002  Lowest contract charges         40,144     4.263949         171,173     1.41%       --           (32.12)%
        Highest contract charges       155,075     0.602189          93,385     2.00%       --           (32.53)%
        Remaining contract
        charges                        295,704      --              277,216     --          --            --
  2001  Lowest contract charges         56,113     6.281951         352,502     1.38%       --           (19.74)%
        Highest contract charges       128,937     0.892526         115,080     1.61%       --           (10.75)%
        Remaining contract
        charges                        594,127      --              780,613     --          --            --
PRUDENTIAL VALUE PORTFOLIO
  2005  Lowest contract charges         48,722     1.188242          57,893     1.39%          0.87%      14.60%
        Highest contract charges         6,461     1.149511           7,426     2.14%          0.86%      13.74%
        Remaining contract
        charges                        178,327      --              207,993     --          --            --
  2004  Lowest contract charges         47,799     1.036859          49,561     1.40%          0.95%      14.22%
        Highest contract charges         6,461     1.010609           6,529     2.15%          0.96%      13.37%
        Remaining contract
        charges                        186,586      --              190,690     --          --            --
  2003  Lowest contract charges         35,362     0.907749          32,100     1.40%          1.18%      25.86%
        Highest contract charges         6,461     0.891419           5,759     2.13%          3.25%      24.92%
        Remaining contract
        charges                        200,740      --              180,331     --          --            --
  2002  Lowest contract charges         26,974     0.721253          19,455     1.39%          1.19%     (23.43)%
        Highest contract charges        73,481     0.714049          52,469     2.00%          1.21%     (23.89)%
        Remaining contract
        charges                        111,243      --               79,893     --          --            --
  2001  Lowest contract charges          3,254     0.941945           3,065     0.89%          0.78%      (5.81)%
        Highest contract charges        23,844     0.938166          22,370     1.25%          0.91%      (6.18)%
        Remaining contract
        charges                        204,265      --              192,080     --          --            --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2005  Lowest contract charges          2,055     1.008958           2,073     1.39%          0.22%      14.19%
        Highest contract charges         4,421     0.992620           4,389     1.75%          0.22%      13.79%
        Remaining contract
        charges                          6,781      --                6,794     --          --            --
  2004  Lowest contract charges          2,071     0.883610           1,831     1.38%       --            14.51%
        Highest contract charges         4,425     0.872343           3,860     1.75%       --            14.11%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges          2,090     0.771651           1,613     1.39%       --            37.21%
        Highest contract charges         4,429     0.764467           3,386     1.73%       --            36.73%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges          2,112     0.562385           1,188     1.42%       --           (23.91)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges          2,135     0.739101           1,578     0.91%       --           (26.09)%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-192 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
SALOMON BROTHERS VARIABLE ALL CAP FUND
  2005  Lowest contract charges      1,999,252   $ 1.333798    $  2,666,598     1.40%          0.87%       2.60%
        Highest contract charges        38,404     1.302192          50,010     1.79%          5.81%       2.09%
        Remaining contract
        charges                        141,334      --              186,018     --          --            --
  2004  Lowest contract charges      2,054,471     1.300004       2,670,819     1.40%          0.54%       6.81%
        Highest contract charges        63,160     1.280175          80,856     1.74%          0.56%       6.43%
        Remaining contract
        charges                        131,905      --              170,177     --          --            --
  2003  Lowest contract charges      2,208,053     1.217162       2,687,558     1.40%          0.26%      37.10%
        Highest contract charges        27,102     1.202804          32,599     1.73%          0.27%      36.63%
        Remaining contract
        charges                        139,868      --              169,228     --          --            --
  2002  Lowest contract charges      2,287,881     0.887778       2,031,131     1.40%          0.41%     (26.10)%
        Highest contract charges        48,885     0.884377          43,232     1.60%          0.48%     (26.25)%
        Remaining contract
        charges                         98,442      --               86,999     --          --            --
  2001  Lowest contract charges      2,414,808     1.201314       2,900,942     1.38%          0.77%       0.48%
        Highest contract charges        36,388     1.199106          43,633     1.44%          1.09%      (5.24)%
        Remaining contract
        charges                        152,514      --              182,661     --          --            --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2005  Lowest contract charges        194,126     1.493640         289,954     1.40%          6.13%       2.37%
        Highest contract charges         5,144     1.465714           7,539     1.76%          2.08%       2.01%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges        182,558     1.459055         266,361     1.40%          6.86%       9.54%
        Highest contract charges        26,460     1.436801          38,018     1.75%          6.52%       9.16%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        158,461     1.331938         211,060     1.40%          6.47%      22.47%
        Highest contract charges        34,320     1.316219          45,172     1.74%          9.32%      22.05%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        164,895     1.087528         179,328     1.40%          6.88%       5.82%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        178,520     1.027701         183,465     1.37%         11.34%       3.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2005  Lowest contract charges        653,183     1.242971         811,888     1.40%          1.23%       5.05%
        Highest contract charges        36,179     1.231762          44,564     1.55%          1.20%       4.89%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges        650,321     1.183257         769,497     1.40%          1.47%       8.84%
        Highest contract charges        38,117     1.174341          44,763     1.55%          1.48%       8.68%
        Remaining contract
        charges                        --           --             --           --          --            --
  2003  Lowest contract charges        686,965     1.087128         746,819     1.40%          1.45%      30.49%
        Highest contract charges        39,881     1.080564          43,094     1.55%          1.36%      30.30%
        Remaining contract
        charges                        --           --             --           --          --            --
  2002  Lowest contract charges        724,225     0.833097         603,349     1.40%          1.19%     (24.12)%
        Highest contract charges        44,214     0.829316          36,667     1.54%          1.90%     (24.23)%
        Remaining contract
        charges                        --           --             --           --          --            --
  2001  Lowest contract charges        712,900     1.097884         782,681     1.38%          0.81%      (5.49)%
        Highest contract charges         8,268     1.095853           9,060     1.43%          1.27%     (11.06)%
        Remaining contract
        charges                         13,508      --               14,785     --          --            --

____________________________________ SA-193 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2005  Lowest contract charges        225,603   $ 1.202497    $    271,288     1.40%          1.95%       1.88%
        Highest contract charges           703     1.173958             826     0.94%         89.76%       1.37%
        Remaining contract
        charges                         46,121      --               54,425     --          --            --
  2004  Lowest contract charges        240,282     1.180317         283,609     1.40%          1.80%       7.23%
        Highest contract charges        57,913     1.162314          67,313     1.75%          2.00%       6.85%
        Remaining contract
        charges                         59,417      --               69,604     --          --            --
  2003  Lowest contract charges        254,571     1.100760         280,222     1.40%          1.69%      14.31%
        Highest contract charges        53,793     1.087777          58,515     1.75%          1.82%      13.91%
        Remaining contract
        charges                         59,417      --               65,011     --          --            --
  2002  Lowest contract charges        243,618     0.963002         234,605     1.40%          1.38%      (8.16)%
        Highest contract charges        42,634     0.954972          40,715     1.75%          1.25%      (8.48)%
        Remaining contract
        charges                         57,300      --               54,930     --          --            --
  2001  Lowest contract charges        252,563     1.048591         264,836     1.38%          2.10%      (2.18)%
        Highest contract charges        58,785     1.043491          61,342     1.58%          2.77%      (2.75)%
        Remaining contract
        charges                         46,362      --               48,467     --          --            --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges         10,126     1.170742          11,855     1.84%          2.07%       3.06%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges         10,126     1.135949          11,502     1.82%          3.48%       7.34%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges          6,897     1.157855           7,986     1.33%          3.78%       0.56%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges         14,752     1.200923          17,715     1.34%          1.70%       3.96%
        Highest contract charges        12,534     1.178478          14,772     1.84%          1.57%       3.44%
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          6,349     1.139247           7,233     1.79%          2.36%       9.05%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges          7,360     1.194669           8,793     1.83%          2.85%       7.67%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          1,216     1.109528           1,349     1.72%       --             7.62%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges          6,863     1.039324           7,132     1.83%          0.18%       3.76%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges          1,070     1.001632           1,072     1.81%       --             1.36%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

____________________________________ SA-194 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges          4,601   $ 1.140072    $      5,246     1.82%       --             4.30%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
  2004  Lowest contract charges            764     1.093116             835     1.71%       --            11.68%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2005  Lowest contract charges        106,832     1.206733         128,918     1.32%          0.27%       4.42%
        Highest contract charges        16,411    11.720910         192,352     2.47%          0.17%      (3.35)%
        Remaining contract
        charges                        528,364      --            5,837,027     --          --            --
  2004  Lowest contract charges         22,239    12.334257         274,306     1.70%          0.27%       4.95%
        Highest contract charges         2,721    12.126652          32,994     2.36%          1.51%       4.12%
        Remaining contract
        charges                        359,349      --            4,387,702     --          --            --
  2003  Lowest contract charges          9,331    11.752110         109,660     1.68%       --            16.45%
        Highest contract charges        39,742    11.651033         463,034     1.55%       --            13.54%
        Remaining contract
        charges                        179,231      --            2,095,591     --          --            --
  2002  Lowest contract charges          1,827    10.091783          18,436     0.44%       --             0.92%
        Highest contract charges         1,655    10.077549          16,676     0.55%       --             0.78%
        Remaining contract
        charges                          7,373      --               74,336     --          --            --
STI CLASSIC VT LARGE CAP RELATIVE VALUE FUND
  2005  Lowest contract charges         14,729    15.647881         230,482     1.69%          0.93%       7.19%
        Highest contract charges         9,192    15.313092         140,753     2.36%          0.90%       6.50%
        Remaining contract
        charges                        105,763      --            1,633,590     --          --            --
  2004  Lowest contract charges         14,754    14.598347         215,383     1.69%          0.92%      12.38%
        Highest contract charges        21,153    14.379145         304,157     2.35%          0.78%      11.65%
        Remaining contract
        charges                        131,768      --            1,905,742     --          --            --
  2003  Lowest contract charges          3,462    12.990742          44,970     1.64%          1.51%      24.36%
        Highest contract charges        25,693    12.879095         330,904     1.55%          0.76%      22.28%
        Remaining contract
        charges                        128,363      --            1,658,578     --          --            --
  2002  Lowest contract charges            686    10.441755           7,165     0.49%          0.93%       4.42%
        Highest contract charges           753    10.431451           7,859     0.57%          1.05%       4.32%
        Remaining contract
        charges                          2,701      --               28,188     --          --            --
STI CLASSIC VT MID-CAP EQUITY FUND
  2005  Lowest contract charges          9,250    16.572461         153,301     1.69%          0.45%      12.39%
        Highest contract charges         3,658    16.163856          59,120     2.51%          0.43%      11.50%
        Remaining contract
        charges                         96,304      --            1,573,989     --          --            --
  2004  Lowest contract charges          8,960    14.745157         132,091     1.70%          0.71%      14.85%
        Highest contract charges         7,001    14.497064         101,495     2.48%          0.78%      13.94%
        Remaining contract
        charges                        108,377      --            1,581,712     --          --            --
  2003  Lowest contract charges          4,461    12.838644          57,268     1.68%          1.03%      27.54%
        Highest contract charges        14,804    12.728275         188,434     1.55%          0.89%      27.22%
        Remaining contract
        charges                         56,454      --              721,041     --          --            --
  2002  Lowest contract charges          1,192    10.066403          12,000     --          --             0.66%
        Highest contract charges         1,245    10.056471          12,516     0.56%       --             0.57%
        Remaining contract
        charges                            262      --                2,629     --          --            --

____________________________________ SA-195 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE     INVESTMENT      TOTAL
           SUB-ACCOUNT                UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
---------------------------------  -----------  ------------  --------------  --------  --------------  ---------
STI CLASSIC VT LARGE CAP VALUE EQUITY FUND
  2005  Lowest contract charges         53,603   $ 1.508288    $     80,849     1.31%          2.07%       4.97%
        Highest contract charges         8,136    14.649853         119,189     2.47%          1.77%       1.19%
        Remaining contract
        charges                        201,268      --            2,737,677     --          --            --
  2004  Lowest contract charges          6,486    14.725680          95,514     1.69%          1.62%      13.35%
        Highest contract charges         1,842    14.477953          26,667     2.45%          2.23%      12.45%
        Remaining contract
        charges                        110,424      --            1,609,878     --          --            --
  2003  Lowest contract charges          3,287    12.991193          42,704     1.67%          1.69%      21.05%
        Highest contract charges           583    12.879554           7,509     1.48%          1.82%      20.78%
        Remaining contract
        charges                         40,914      --              528,930     --          --            --
  2002  Lowest contract charges          2,081    10.721896          22,317     0.43%          0.15%       7.22%
        Highest contract charges       --           --             --           --          --            --
        Remaining contract
        charges                        --           --             --           --          --            --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

   These charges are a reduction in unit values.

   RIDERS:

   The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV70 Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

   These charges are a reduction in unit values.

   The Company will also make a deduction for The Hartford's Lifetime Income Builder Rider. The company initially makes a deduction of 0.40%, but has the right to increase this maximum charge of 0.75%.

   This charge is a redemption of units.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are a redemption of units.

____________________________________ SA-196 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF INCOME

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
                                                                                                  (In millions)
REVENUES
   Fee income and other                                                                  $ 2,811     $ 2,592     $ 2,297
   Earned premiums                                                                           449         484         806
   Net investment income                                                                   2,569       2,470       1,764
   Net realized capital gains (losses)                                                        75         140         (13)
                                                                                         --------------------------------
                                                                     TOTAL REVENUES        5,904       5,686       4,854
                                                                                         --------------------------------
BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                                          3,008       3,111       2,726
   Insurance expenses and other                                                              798         709         625
   Amortization of deferred policy acquisition costs and present value of future
     profits                                                                                 945         825         646
   Dividends to policyholders                                                                 37          29          63
                                                                                         --------------------------------
                                                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,788       4,674       4,060
                                                                                         --------------------------------
   Income before income tax expense and cumulative effect of accounting changes            1,116       1,012         794
   Income tax expense                                                                        207          29         168
   Income before cumulative effect of accounting changes                                     909         983         626
   Cumulative effect of accounting changes, net of tax                                        --         (18)         --
                                                                                         --------------------------------
                                                                         NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS

                                                                                                   AS OF DECEMBER 31,
                                                                                                -------------------------
                                                                                                   2005          2004
                                                                                                -------------------------
                                                                                                  (In millions, except
                                                                                                    for share data)
ASSETS
   Investments
   Fixed maturities, available for sale, at fair value (amortized cost of $42,256 and               43,242        42,691
     $40,479)                                                                                   $             $
   Equity securities, available for sale, at fair value (cost of $303 and $171)                        310           179
   Equity securities, held for trading, at fair value                                                    1             1
   Policy loans, at outstanding balance                                                              1,971         2,617
   Mortgage loans on real estate                                                                     1,355           794
   Other investments                                                                                   579           289
                                                                                                -------------------------
                                                                         TOTAL INVESTMENTS          47,458        46,571
                                                                                                -------------------------
   Cash                                                                                                124           216
   Premiums receivable and agents' balances                                                             23            20
   Reinsurance recoverables                                                                          1,114         1,460
   Deferred policy acquisition costs and present value of future profits                             7,101         6,453
   Deferred income taxes                                                                              (516)         (638)
   Goodwill                                                                                            186           186
   Other assets                                                                                      1,611         1,562
   Separate account assets                                                                         150,523       139,812
                                                                                                -------------------------
                                                                              TOTAL ASSETS      $  207,624    $  195,642
                                                                                                -------------------------
LIABILITIES
   Reserve for future policy benefits                                                           $    7,406    $    7,244
   Other policyholder funds                                                                         38,399        37,493
   Other liabilities                                                                                 3,959         3,844
   Separate account liabilities                                                                    150,523       139,812
                                                                                                -------------------------
                                                                         TOTAL LIABILITIES         200,287       188,393
                                                                                                -------------------------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11                                                         --            --
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                     6             6
   Capital surplus                                                                                   2,405         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities, net of tax                                            464           940
     Foreign currency translation adjustments                                                           (1)           (1)
                                                                                                -------------------------
                                              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME             463           939
                                                                                                -------------------------
   Retained earnings                                                                                 4,463         4,064
                                                                                                -------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY           7,337         7,249
                                                                                                -------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  207,624    $  195,642
                                                                                                -------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                 Accumulated Other
                                                            Comprehensive Income (Loss)
                                                      ----------------------------------------
                                                          Net
                                                       Unrealized    Net (Loss)
                                                        Capital        Gain On
                                                         Gains        Cash Flow     Foreign
                                                      (Losses) on      Hedging      Currency                  Total
                                    Common    Capital Securities,    Instruments,  Translation Retained   Stockholder's
                                     Stock    Surplus  Net of Tax    Net of Tax    Adjustments Earnings       Equity
                                    -------------------------------------------------------------------------------------
                                                                       (In millions)
2005
Balance, December 31, 2004            $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
Comprehensive income
  Net income                                                                                       909           909
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                         (547)                                                (547)
  Net loss on cash flow hedging
    instruments                                                            71                                     71
Total other comprehensive income                                                                                (476)
  Total comprehensive income                                                                                     433
Capital contribution from parent                 165                                                             165
Dividends declared                                                                                (510)         (510)
       BALANCE, DECEMBER 31, 2005     $ 6     $2,405     $  577         $(113)         $(1)     $4,463        $7,337
2004
Balance, December 31, 2003            $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604
Comprehensive income
  Net income                                                                                       965           965
Other comprehensive income, net
   of tax [1]
  Cumulative effect of
    accounting change                                       292                                                  292
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          104                                                  104
  Net loss on cash flow hedging
    instruments                                                          (167)                                  (167)
Total other comprehensive income                                                                                 229
  Total comprehensive income                                                                                   1,194
Dividends declared                                                                                (549)         (549)
       BALANCE, DECEMBER 31, 2004     $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
2003
Balance, December 31, 2002            $ 6     $2,041     $  463         $ 111          $(1)     $3,197        $5,817
Comprehensive income
  Net income                                                                                       626           626
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          265                                                  265
  Net loss on cash flow hedging
    instruments                                                          (128)                                  (128)
  Total other comprehensive
    income                                                                                                       137
Total comprehensive income                                                                                       763
  Capital contribution from
    parent                                       199                                                             199
Dividends declared                                                                                (175)         (175)
       BALANCE, DECEMBER 31, 2003     $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604

[1] Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(295), $56, and $143 for the years ended December 31, 2005, 2004 and 2003, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $38, $(90) and $(69) for the years ended December 31, 2005, 2004 and 2003, respectively. There is no tax effect on cumulative translation adjustments.

[2] There were reclassification adjustments for after-tax gains (losses) realized in net income of $26, and $78 for the years ended December 31, 2005, and 2004, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
                                                                                                (In millions)
OPERATING ACTIVITIES
   Net income                                                                        $     909    $     965    $     626
   Adjustments to reconcile net income to net cash provided by operating activities
   Net realized capital (gains) losses                                                     (75)        (140)          13
   Cumulative effect of accounting changes, net of tax                                      --           18           --
   Amortization of deferred policy acquisition costs and present value of
     future profits                                                                        945          825          646
   Additions to deferred policy acquisition costs and present value of future
     profits                                                                            (1,226)      (1,375)      (1,319)
   Depreciation and amortization                                                           200           43          117
   Increase in premiums receivable and agents' balances                                     (3)          (3)          (2)
   (Decrease) increase in other liabilities                                                339           (7)         299
   Change in receivables, payables, and accruals                                            46         (205)         227
   Increase (decrease) in accrued tax                                                      (98)          34          (67)
   (Increase) decrease in deferred income tax                                              134          (55)          65
   Amortization of sales inducements                                                        39           30           68
   Additions to deferred sales inducements                                                 (85)        (141)        (136)
   Increase in future policy benefits                                                      129          726          794
   Decrease (increase) in reinsurance recoverables                                         177          (15)          (1)
   Decrease (increase) in other assets                                                    (143)          55         (109)
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY OPERATING ACTIVITIES         1,288          755        1,221
                                                                                     ------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                            (21,654)     (17,192)     (13,628)
   Sales of investments                                                                 16,899       13,306        6,676
   Maturity and principal paydowns of fixed maturity investments                         2,398        2,971        3,233
   Other                                                                                                 --           85
                                                                                     ------------------------------------
                                          NET CASH USED FOR INVESTING ACTIVITIES        (2,357)        (915)      (3,634)
                                                                                     ------------------------------------
FINANCING ACTIVITIES
   Capital contributions                                                                   129           --          199
   Dividends paid                                                                         (498)        (549)        (175)
   Net receipts from investment and universal life-type contracts                        1,347          829        2,406
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY FINANCING ACTIVITIES           978          280        2,430
                                                                                     ------------------------------------
   Net (decrease) increase in cash                                                         (91)         120           17
   Impact of foreign exchange                                                               (1)          --           --
   Cash -- beginning of year                                                               216           96           79
                                                                                     ------------------------------------
   Cash -- end of year                                                               $     124    $     216    $      96
                                                                                     ------------------------------------
Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid During the Year for:
   Income taxes                                                                      $     149    $      42    $      35


SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between the Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 provided a model for determining when unrealized holding losses on debt and equity securities should be deemed other-than-temporary impairments and the impairments recognized as realized losses. In addition, EITF Issue No. 03-1 provided clarified guidance on the subsequent accounting for debt securities that are other-than-temporarily impaired and established certain disclosure requirements regarding investments in an unrealized loss position. The disclosure requirements were retroactively effective for the year ended December 31, 2003 and are included in Note 4 of Notes to Consolidated Financial Statements. The Financial Accounting Standards Board ("FASB") subsequently voted to delay the implementation of the other provisions of EITF Issue No. 03-1 in order to redeliberate certain aspects.

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces EITF Issue No. 03-1. FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than temporary a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position

("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                                             Other
                                                                                                         Comprehensive
Components of Cumulative Effect of Adoption                                              Net Income          Income
                                                                                        ---------------------------------
Establishing GMDB and other benefit reserves for annuity contracts                          $ (50)            $  --
Reclassifying certain separate accounts to general account                                     30               294
Other                                                                                           2                (2)
                                                                                        ---------------------------------
                                               TOTAL CUMULATIVE EFFECT OF ADOPTION          $ (18)            $ 292
                                                                                        ---------------------------------

In May 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" ("SFAS 150"). SFAS 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS 150 requires liability classification for two broad classes of financial instruments: (a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS

155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets." This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007 although early adoption is permitted as of the beginning of an entity's fiscal year. The provisions of SFAS 155 are not expected to have an impact recorded at adoption; however, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year. The Company is expected to adopt SOP 05-1 effective January 1, 2007. Adoption of this statement is expected to have an impact on the Company's consolidated financial statements; however, the impact has not yet been determined.

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." SFAS 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. In April 2005, the Securities and Exchange Commission deferred the required effective date for adoption to annual periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS 123, at the beginning of the first quarter of adoption of SFAS 123R; while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Company will adopt SFAS 123R in the first quarter of fiscal 2006 using the prospective method. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and; therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

STOCK-BASED COMPENSATION

The Hartford has an incentive stock plan (the "2005 Stock Plan") which permits the Hartford to grant non-qualified or incentive stock options qualifying under
Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. In January 2003, the Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of Statement of Financial Accounting Standard ("SFAS") No. 123 "Accounting for Stock-Based Compensation." The fair value of stock-based awards granted by the Hartford during the years ended December 31, 2005, 2004 and 2003 were $42, $40 and $35, respectively, after-tax. The fair value of these awards will be recognized as expense over the awards' vesting periods, generally three years.

Prior to January 1, 2004, the Company used the Black-Scholes model to determine the fair value of the Hartford's stock-based compensation. For all awards granted or modified on or after January 1, 2004, the Hartford uses a hybrid lattice/Monte-Carlo based option valuation model

(the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Hartford's historical forfeiture and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

All stock-based awards granted or modified prior to January 1, 2003 continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2005, 2004 and 2003 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123. For further discussion of the Hartford's stock-based compensation plans, see Note 17.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of limited partnership interests and derivatives. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2005 and 2004, primarily consisted of non-144A private placements and have an average duration of 4.8 and 4.7 years, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2005 and 2004.

                                                                         2005                          2004
                                                              ----------------------------------------------------------
                                                                             Percentage                     Percentage
                                                                              of Total                       of Total
                                                              Fair Value     Fair Value     Fair Value      Fair Value
                                                              ----------------------------------------------------------
Priced via independent market quotations                       $ 36,055          83.4%       $  34,555          80.9%
Priced via broker quotations                                      2,271           5.2            3,082           7.2
Priced via matrices                                               3,667           8.5            3,508           8.2
Priced via other methods                                            202           0.5               61           0.2
Short-term investments [1]                                        1,047           2.4            1,485           3.5
                                                              ----------------------------------------------------------
                                                    TOTAL      $ 43,242         100.0%       $  42,691         100.0%
                                                              ----------------------------------------------------------


[1] Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also recognized within net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2005 and 2004 and were $1 for the year ended December 31, 2003. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For fixed maturities subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. These adjustments are accounted for using the retrospective method for highly-rated fixed maturities, and the prospective method for non-highly rated securitized financial assets. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For partnership investments, the equity method of accounting is used to recognize the Company's share of partnership earnings. For investments that have had an other-than-temporary impairment loss, income is earned on the constant effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 4.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Other than the guaranteed minimum withdrawal benefit ("GMWB") rider, which is discussed below, and the associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 15, approximately 84% and 76% of derivatives, based upon notional values, were priced via valuation models, while the remaining 16% and 24% of derivatives were priced via broker quotations, as of December 31, 2005 and 2004, respectively. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt which are recorded in interest expense.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk, enhance income, or replicate permitted fixed income investments, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" and the "Dollar Offset Method."

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, with the exception of exchange-traded contracts and currency forward purchase or sale contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

Product Derivatives and Risk Management

VALUATION OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE DERIVATIVES

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. During the 4th quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's ("S&P") 500 index options. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the valuation of the GMIB reinsurance assumed asset. The impact to net income including other changes in assumptions, after DAC amortization and taxes was a loss of $18.

In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2005, 2004 and 2003, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $55 loss, $0 and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS ASSOCIATED WITH VARIABLE ANNUITY AND OTHER UNIVERSAL LIFE-TYPE CONTRACTS

Accounting Policy and Assumptions

The Company's policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, generally 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC." At December 31, 2005 and 2004, the carrying value of the Company's DAC asset was $7.1 billion and $6.5 billion, respectively.

The Company amortizes DAC related to traditional policies (term, whole life and group insurance) over the premium-paying period in proportion to the present value of annual expected premium income. The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). The Company uses other measures for amortizing DAC, such as gross costs, as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up," which are recorded in the current period. The true-up recorded for the years ended December 31, 2005, 2004 and 2003, was an increase to amortization of $27, $16 and $35, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, generally 20 years and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events which are likely to be different for each year's cohort. For example, upon completion of a study during the fourth quarter of 2005, the Company, in developing projected account values and the related EGP's for the 2005 cohorts, used a separate account return assumption of 7.6% (after fund fees, but before mortality and expense charges). For prior year cohorts, the Company's separate account return assumption, at the time those cohorts' account values and related EGPs were projected, was 9.0%.

UNLOCK ANALYSIS

EGPs that are used as the basis for determining amortization of DAC are evaluated regularly to determine if actual experience or other evidence suggests that earlier estimates should be revised. Assumptions used to project account values and the related EGPs, are not revised unless the EGPs in the DAC amortization model fall outside of a reasonable range. In the event that the Company was to revise assumptions used for prior year cohorts, thereby changing its estimate of projected account value, and the related EGPs, in the DAC amortization model, the cumulative DAC amortization would be adjusted to reflect such changes, in the period the revision was determined to be necessary, a process known as "unlocking."

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, the Company evaluates, on a quarterly basis, its previously projected EGPs. The Company's process to assess the reasonableness of its EGPs, involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are the Company's current best estimate assumptions with respect to separate account returns, lapse rates, mortality, and expenses. These scenarios are run to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the respective DAC amortization models. If EGPs used in the DAC amortization model fall outside of the statistical ranges of reasonable EGPs, a revision to the assumptions in prior year cohorts used to project account value and the related EGPs, in the DAC amortization model would be necessary. A similar approach is used for variable universal life business.

As of December 31, 2005, the present value of the EGPs used in the DAC amortization models, for variable annuities and variable universal life business, fell within the statistical range of reasonable EGPs. Therefore, the Company did not revise the separate account return assumption, the account value or any other assumptions, in those DAC amortization models, for 2004 and prior cohorts.

Aside from absolute levels and timing of market performance, additional factors that will influence the unlock determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,248 on December 31, 2005), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 5%, and 6% as of December 31, 2005, 2004 and 2003, respectively, of total life insurance in force. Dividends to policyholders were $37, $29 and $63 for the years ended December 31, 2005, 2004 and 2003, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has adjusted its reportable operating segments in 2005 from Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life to Retail, Retirement Plans, Institutional and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities, and other investment products.

Retirement Plans offer retirement plan products and services to corporations and municipalities pursuant to Section 401(k), 403(b) and 457 plans.

Institutional offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable private placement life insurance owned by corporations and high net worth individuals (formerly referred to as COLI).

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance.

Life includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reportable operating segments; net realized capital gains and losses on fixed maturity sales generated from movements in interest rates, less amortization of those gains or losses back to the reportable segments; net realized capital gains and losses generated from credit related events, less a credit risk fee charged to the reportable segments; net realized capital gains and losses from non-qualifying derivative strategies (including embedded derivatives) and interest rate risk generated from sales of the assumed yen based fixed annuity from Hartford Life's international operations, other than the net periodic coupon settlements on credit derivatives, which are allocated to the reportable segments; intersegment eliminations and GMIB reinsurance assumed from Hartford Life Insurance KK, a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's realized capital gains and losses, with an offsetting adjustment in the Other category. Net realized capital gains and losses from non-qualifying derivative strategies, including embedded derivatives, are retained by Corporate and reported in the Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States.

The positive (negative) impact on realized gains and losses of the segments for allocated interest related realized gains and losses and the credit-risk fees were as follows:

                                                                                             2005       2004       2003
                                                                                            -----------------------------
Retail
   Realized gains (losses)                                                                   $  34      $ 25      $   1
   Credit risk fees                                                                            (26)      (22)       (14)
Retirement Plans
   Realized gains (losses)                                                                       6         5          5
   Credit risk fees                                                                             (8)       (8)        (7)
Institutional
   Realized gains (losses)                                                                      13         8          6
   Credit risk fees                                                                            (18)      (16)       (13)
Individual Life
   Realized gains (losses)                                                                       8        12         --
   Credit risk fees                                                                             (5)       (5)        (5)
Other
   Realized gains (losses)                                                                     (61)      (50)       (12)
   Credit risk fees                                                                             57        51         39
                                                                                            -----------------------------
                                                                                 TOTAL       $  --      $ --      $  --
                                                                                            -----------------------------

The following tables represent summarized financial information concerning the Company's segments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
TOTAL REVENUES
   Retail                                                                                $ 2,570     $ 2,488     $ 1,657
   Retirement Plans                                                                          457         421         376
   Institutional                                                                           1,400       1,273       1,494
   Individual Life                                                                           991         966         894
   Other                                                                                     486         538         433
                                                                                         --------------------------------
                                                                     TOTAL REVENUES      $ 5,904     $ 5,686     $ 4,854
                                                                                         --------------------------------
NET INVESTMENT INCOME
   Retail                                                                                $   934     $ 1,013     $   431
   Retirement Plans                                                                          311         307         280
   Institutional                                                                             784         647         562
   Individual Life                                                                           272         269         227
   Other                                                                                     268         234         264
                                                                                         --------------------------------
                                                        TOTAL NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
AMORTIZATION OF DAC
   Retail                                                                                $   689     $   596     $   450
   Retirement Plans                                                                           26          28          18
   Institutional                                                                              32          26          27
   Individual Life                                                                           196         175         166
   Other                                                                                       2          --         (15)
                                                                                         --------------------------------
                                                          TOTAL AMORTIZATION OF DAC      $   945     $   825     $   646
                                                                                         --------------------------------
INCOME TAX EXPENSE (BENEFIT)
   Retail                                                                                $    33     $    35     $    27
   Retirement Plans                                                                           19          17          15
   Institutional [1]                                                                          34          24          34
   Individual Life                                                                            69          70          64
   Other [2]                                                                                  52        (117)         28
                                                                                         --------------------------------
                                                           TOTAL INCOME TAX EXPENSE      $   207     $    29     $   168
                                                                                         --------------------------------
NET INCOME
   Retail                                                                                $   520     $   373     $   330
   Retirement Plans                                                                           66          59          39
   Institutional                                                                              82          55          68
   Individual Life                                                                           149         143         134
   Other [2]                                                                                  92         335          55
                                                                                         --------------------------------
                                                                   TOTAL NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


[1] 2003 includes $9 of after-tax benefit related to the settlement of litigation.

[2] For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
ASSETS
   Retail                                                                                       $  119,185     $  114,288
   Retirement Plans                                                                                 20,058         17,142
   Institutional                                                                                    48,561         44,572
   Individual Life                                                                                  12,314         11,361
   Other                                                                                             7,506          8,279
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  207,624     $  195,642
                                                                                                --------------------------
DAC
   Retail                                                                                       $    4,617     $    4,307
   Retirement Plans                                                                                    406            264
   Institutional                                                                                        81             57
   Individual Life                                                                                   1,976          1,802
   Other                                                                                                21             23
                                                                                                --------------------------
                                                                                 TOTAL DAC      $    7,101     $    6,453
                                                                                                --------------------------
RESERVE FOR FUTURE POLICY BENEFITS
   Retail                                                                                       $      732     $      678
   Retirement Plans                                                                                    366            387
   Institutional                                                                                     4,962          4,512
   Individual Life                                                                                     536            538
   Other                                                                                               810          1,129
                                                                                                --------------------------
                                                  TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $    7,406     $    7,244
                                                                                                --------------------------
OTHER POLICYHOLDER FUNDS
   Retail                                                                                       $   16,299     $   18,320
   Retirement Plans                                                                                  5,194          4,790
   Institutional                                                                                     9,228          7,653
   Individual Life                                                                                   4,482          4,150
   Other                                                                                             3,196          2,580
                                                                                                --------------------------
                                                            TOTAL OTHER POLICYHOLDER FUNDS      $   38,399     $   37,493
                                                                                                --------------------------


NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                                         $ 2,275     $ 2,122     $ 1,425
Policy loans                                                                                 142         183         207
Other investments                                                                            189         195         152
Gross investment income                                                                    2,606       2,500       1,784
Less: Investment expenses                                                                     37          30          20
                                                                                         --------------------------------
                                                              NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                                         $    57     $   168     $    (6)
Equity securities                                                                              8           7          (7)
Foreign currency transaction remeasurements                                                  157          (6)         --
Derivatives and other [1]                                                                   (147)        (29)         --
                                                                                         --------------------------------
                                                NET REALIZED CAPITAL GAINS (LOSSES)      $    75     $   140     $   (13)
                                                                                         --------------------------------


[1] Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Fixed maturities                                                                         $   986     $ 2,212     $ 1,574
Equity securities                                                                              7           8           7
Net unrealized gains credited to policyholders                                                (9)        (20)        (63)
Net unrealized gains                                                                         984       2,200       1,518
Deferred income taxes and other items                                                        407       1,076         790
Net unrealized gains, net of tax -- end of year                                              577       1,124         728
Net unrealized gains, net of tax -- beginning of year                                      1,124         728         463
                                                                                         --------------------------------
               CHANGE IN UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES      $  (547)    $   396     $   265
                                                                                         --------------------------------


COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           AS OF DECEMBER 31, 2005
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                 $   6,383          $     44              $   (73)          $   6,354
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          657                 3                   (4)                656
   Non-agency backed                                      107                --                   --                 107
CMBS
   Agency backed                                           53                 1                   --                  54
   Non-agency backed                                    8,258               158                  (85)              8,331
Corporate                                              21,179             1,098                 (226)             22,051
Government/Government agencies
   Foreign                                                646                43                   (4)                685
   United States                                          435                23                   (2)                456
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     2,559                 6                  (39)              2,526
   States, municipalities and political
     subdivisions                                         926                47                   (4)                969
   Redeemable preferred stock                               6                --                   --                   6
Short-term investments                                  1,047                --                   --               1,047
                                                    ---------------------------------------------------------------------
                        TOTAL FIXED MATURITIES      $  42,256          $  1,423              $  (437)          $  43,242
                                                    ---------------------------------------------------------------------

                                                                           AS OF DECEMBER 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                  $  5,881          $     72              $   (61)          $   5,892
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          834                 9                   (3)                840
   Non-agency backed                                       48                --                   --                  48
CMBS
   Agency backed                                           54                --                   --                  54
   Non-agency backed                                    7,336               329                  (17)              7,648
   Corporate                                           21,200             1,826                  (57)             22,969
Government/Government agencies
   Foreign                                                649                60                   (2)                707
   United States                                          774                19                   (4)                789
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     1,542                18                   (2)              1,558
   States, municipalities and political
     subdivisions                                         675                30                   (5)                700
   Redeemable preferred stock                               1                --                   --                   1
Short-term investments                                  1,485                --                   --               1,485
                                                    ----------------------------------------------------------------------
                        TOTAL FIXED MATURITIES       $ 40,479          $  2,363              $  (151)          $  42,691
                                                    ----------------------------------------------------------------------


The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. ABS, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                               Amortized Cost     Fair Value
                                                              --------------------------------
MATURITY
One year or less                                                 $   4,113         $   4,106
Over one year through five years                                     13,312           13,558
Over five years through ten years                                    11,423           11,524
Over ten years                                                       13,408           14,054
                                                              -------------------------------
                                                   TOTAL         $  42,256         $  43,242
                                                              -------------------------------


SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                                                                              FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                        ---------------------------------
                                                                                          2005         2004       2003
                                                                                        ---------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                                                           $ 15,882     $ 13,022    $ 6,205
Gross gains                                                                                  302          311        196
Gross losses                                                                                (218)        (125)       (71)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                                                           $     39     $     75    $   107
Gross gains                                                                                    8           12          4
Gross losses                                                                                  --           (5)        (3)
                                                                                        ---------------------------------


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies. Other than U.S. government and government agencies, the Company's top three exposures by issuer as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co.

which comprise 0.5%, 0.4% and 0.4%, respectively, of total invested assets and as of December 31, 2004 were the JPMorgan Chase & Co., Banco Santander Central Hispano, S.A. and General Motors Corporation which comprised 0.8%, 0.4% and 0.4%, respectively, of total invested assets.

The Company's top three exposures by industry sector as of December 31, 2005 were financial services, technology and communications and utilities which comprise 13%, 6% and 5%, respectively, of total invested assets and as of December 31, 2004 were financial services, technology and communications and consumer non-cyclical which comprised approximately 13%, 8% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2005, the largest concentrations were in California, Oregon and Illinois and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets. As of December 31, 2004, the largest concentrations were in California, Oregon and Wisconsin and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                                 2005
                                              ---------------------------------------------------------------------------
                                                      Less Than 12 Months                     12 Months or More
                                              ---------------------------------------------------------------------------
                                               Amortized      Fair     Unrealized     Amortized     Fair     Unrealized
                                                 Cost        Value       Losses         Cost        Value      Losses
                                              ---------------------------------------------------------------------------
ABS                                            $   1,534    $  1,517      $  (17)      $   494     $   438     $   (56)
CMOs
   Agency backed                                     271         269          (2)          221         219          (2)
   Non-agency backed                                  18          18          --             1           1          --
CMBS
   Agency backed                                       2           2          --             4           4          --
   Non-agency backed                               3,899       3,833         (66)          578         559         (19)
Corporate                                          7,339       7,158        (181)        1,173       1,128         (45)
Government/Government agencies
   Foreign                                           173         170          (3)           36          35          (1)
   United States                                     147         146          (1)           20          19          (1)
MBS -- U.S. Government/Government
   agencies                                        1,689       1,658         (31)          170         162          (8)
States, municipalities and political
   subdivisions                                      194         190          (4)           --          --          --
Short-term investments                                61          61          --            --          --          --
                                               ------------------------------------------------------------------------
                  TOTAL FIXED MATURITIES          15,327      15,022        (305)        2,697       2,565        (132)
-----------------------------------------
Common stock                                           5           5          --             1           1          --
Non-redeemable preferred stock                        38          37          (1)           39          37          (2)
                                               ------------------------------------------------------------------------
                            TOTAL EQUITY              43          42          (1)           40          38          (2)
-----------------------------------------      ------------------------------------------------------------------------
   TOTAL TEMPORARILY IMPAIRED SECURITIES       $  15,370    $ 15,064      $ (306)      $ 2,737     $ 2,603     $  (134)
                                               ------------------------------------------------------------------------

                                                                                                  Total
                                                                                 ----------------------------------------
                                                                                  Amortized       Fair       Unrealized
                                                                                    Cost          Value        Losses
                                                                                 ----------------------------------------
ABS                                                                               $   2,028     $   1,955      $   (73)
CMOs
   Agency backed                                                                        492           488           (4)
   Non-agency backed                                                                     19            19           --
CMBS
   Agency backed                                                                          6             6           --
   Non-agency backed                                                                  4,477         4,392          (85)
Corporate                                                                             8,512         8,286         (226)
Government/Government agencies
   Foreign                                                                              209           205           (4)
   United States                                                                        167           165           (2)
MBS -- U.S. Government/Government agencies                                            1,859         1,820          (39)
States, municipalities and political subdivisions                                       194           190           (4)
Short-term investments                                                                   61            61           --
                                                                                  -------------------------------------
                                                       TOTAL FIXED MATURITIES        18,024        17,587         (437)
Common stock                                                                              6             6           --
Non-redeemable preferred stock                                                           77            74           (3)
                                                                                  -------------------------------------
                                                                 TOTAL EQUITY            83            80           (3)
                                                                                  -------------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES     $  18,107     $  17,667      $  (440)
                                                                                  -------------------------------------


As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,700 different securities. The Company held no securities as of December 31, 2005, that were in an unrealized loss position in excess of $12. There were no fixed maturities or equity securities as of December 31, 2005, with a fair value less than 80% of the security's cost or amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position, as of December 31, 2005 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 2,200 securities of which 94%, or $288, of the unrealized loss were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005, were comprised of approximately 500 securities, with the majority of the unrealized loss amount relating to ABS, CMBS and corporate fixed maturities within the financial services sector. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- The ABS in an unrealized loss position for twelve months or more were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years. The Company's holdings are ABS secured by leases on aircraft. The decline in the fair values of these securities is primarily attributable to the high risk premium associated with the increase in volatility of airline travel demand in recent years, lack of market liquidity in this sector and long term to maturity of these securities. In recent years, aircraft demand and lease rates have improved as a result of an increase in worldwide travel. However, the continuing difficulties experienced by several major U.S. domestic airlines due to high operating costs, including fuel and certain employee benefits costs, continue to weigh heavily on this sector. Based on the Company's projections of future cash flows under distressed scenarios, the Company expects to recover the full contractual principal and interest payments of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

CMBS -- The CMBS in an unrealized loss position as of December 31, 2005, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2005. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Financial services represents approximately $13 of the corporate securities in an unrealized loss position for twelve months or more. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost.

These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $46 in the twelve months or more unrealized loss category is comprised of approximately 200 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2005. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                                 2004
                                               --------------------------------------------------------------------------
                                                       Less Than 12 Months                    12 Months or More
                                               --------------------------------------------------------------------------
                                                Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                                  Cost        Value      Losses         Cost        Value      Losses
                                               --------------------------------------------------------------------------
ABS                                              $ 1,112     $ 1,102      $ (10)       $   343     $   292      $ (51)
CMOs
   Agency backed                                     494         491         (3)             2           2         --
   Non-agency backed                                  40          40         --             --          --         --
CMBS
   Agency backed                                      19          19         --             --          --         --
   Non-agency backed                               1,563       1,548        (15)            73          71         (2)
Corporate                                          2,685       2,652        (33)           657         633        (24)
Government/Government agencies
   Foreign                                           116         115         (1)            27          26         (1)
   United States                                     445         442         (3)             7           6         (1)
   MBS -- U.S. Government/Government
     agencies                                        398         396         (2)            24          24         --
   States, municipalities and political
     subdivisions                                    163         158         (5)             2           2         --
Short-term investments                                11          11         --             --          --         --
                                                 ---------------------------------------------------------------------
                   TOTAL FIXED MATURITIES          7,046       6,974        (72)         1,135       1,056        (79)
------------------------------------------
Common stock                                          --          --         --              1           1         --
Non-redeemable preferred stock                        19          19         --             39          36         (3)
                                                 ---------------------------------------------------------------------
                             TOTAL EQUITY             19          19         --             40          37         (3)
------------------------------------------       ---------------------------------------------------------------------
    TOTAL TEMPORARILY IMPAIRED SECURITIES        $ 7,065     $ 6,993      $ (72)       $ 1,175     $ 1,093      $ (82)
                                                 ---------------------------------------------------------------------

                                                                                                  Total
                                                                                  ---------------------------------------
                                                                                   Amortized       Fair      Unrealized
                                                                                     Cost         Value        Losses
                                                                                  ---------------------------------------
ABS                                                                                 $ 1,455      $  1,394      $   (61)
CMOs
   Agency backed                                                                        496           493           (3)
   Non-agency backed                                                                     40            40           --
CMBS
   Agency backed                                                                         19            19           --
   Non-agency backed                                                                  1,636         1,619          (17)
Corporate                                                                             3,342         3,285          (57)
Government/Government agencies
   Foreign                                                                              143           141           (2)
   United States                                                                        452           448           (4)
   MBS -- U.S. Government/Government agencies                                           422           420           (2)
   States, municipalities and political subdivisions                                    165           160           (5)
Short-term investments                                                                   11            11           --
                                                                                    -----------------------------------
                                                       TOTAL FIXED MATURITIES         8,181         8,030         (151)
Common stock                                                                              1             1           --
Non-redeemable preferred stock                                                           58            55           (3)
                                                                                    -----------------------------------
                                                                 TOTAL EQUITY            59            56           (3)
                                                                                    -----------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES       $ 8,240      $  8,086      $  (154)
                                                                                    -----------------------------------


MORTGAGE LOANS

The carrying value of mortgage loans was $1.4 billion and $794 for the years ended December 31, 2005 and 2004, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2005 and 2004 are office buildings (approximately 35% and 33%, respectively), retail stores (approximately 26% and 28%, respectively) and hotels (approximately 15% and 12%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 20% and 29% at December 31, 2005 and 2004, respectively). At December 31, 2005 and 2004, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2005 and 2004.

VARIABLE INTEREST ENTITIES

The Company invests in two synthetic collateralized loan obligation trusts and a recently issued continuously offered ERISA-eligible institutional fund (collectively, "synthetic CLOs") that are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of the Company. These synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The outstanding notional value of the referenced bank loan portfolios from the three synthetic CLOs was $800 and $700 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the synthetic CLOs had issued approximately $145 and $135 of notes and preferred shares ("CLO issuances"), respectively. The proceeds from the CLO issuances are invested in collateral accounts consisting of high credit quality securities and/or bank loans that are pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps. Approximately $110 and $120 of the CLO issuances were held by third party investors as of December 31, 2005 and 2004, respectively. The third party investors in the synthetic CLOs have recourse only to the synthetic CLOs' assets and not to the general credit of the Company. Accordingly, the Company's financial exposure to these synthetic CLOs is limited to its direct investment in certain notes and preferred shares issued by the synthetic CLOs.

Pursuant to the requirements of FIN 46R, the Company has concluded that the three synthetic CLOs are variable interest entities ("VIEs") and for two of the synthetic CLOs, the Company is the primary beneficiary and must consolidate these synthetic CLOs. Accordingly, the Company has reflected the assets and liabilities of two synthetic CLOs in its consolidated financial statements. As of December 31, 2005, the Company recorded $75 of cash and fixed maturities, total return swaps with a fair value of $2 in other investments and $42 in other liabilities related to the CLO issuances in its consolidated balance sheets. As of December 31, 2004, the Company recorded in the consolidated balance sheets $65 of cash and fixed maturities, total return swaps with a fair value of $3 in other investments and $52 related to the CLO issuances in other liabilities. The Company's investments in the consolidated synthetic CLOs, which is its maximum exposure to loss, was $33 and $14, as of December 31, 2005 and 2004, respectively.

The Company utilized qualitative and quantitative analyses to assess whether it was the primary beneficiary of the VIEs. The qualitative considerations included the Company's co-investment in relation to the total CLO issuance. The quantitative analysis included calculating the variability of the CLO issuance based upon statistical techniques utilizing historical normalized default and recovery rates for the average credit quality of the initial referenced bank loan portfolio.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                                            Asset Values      Liability Values
                                                          -------------------------------------
                                                           2005      2004      2005      2004
                                                          -------------------------------------
Other investments                                         $  159    $   42    $   --    $   --
Reinsurance recoverables                                      --        --        17       129
Other policyholder funds and benefits payable                 80       129        --        --
Fixed maturities                                              --         4        --        --
Other liabilities                                             --        --       390       449
                                                          -------------------------------------
                                               TOTAL      $  239    $  175    $  407    $  578
                                                          -------------------------------------


The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's non-guaranteed separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 3,2005 and 2004. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including net periodic coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2005 and 2004.

                                                                                                            Hedge
                                                                                                       Ineffectiveness
                                                           Notional Amount          Fair Value            After-Tax
                                                         ----------------------------------------------------------------
HEDGING STRATEGY                                           2005       2004        2005      2004       2005       2004
                                                         ----------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
   Interest rate swaps are primarily used to
   convert interest receipts on floating -rate
   fixed maturity securities to fixed rates. These
   derivatives are predominantly used to better
   match cash receipts from assets with cash
   disbursements required to fund liabilities. The
   Company also enters into forward starting swap
   agreements to hedge the interest rate exposure
   on anticipated fixed-rate asset purchases due
   to changes in the benchmark interest rate,
   London-Interbank Offered Rate ("LIBOR"). These
   derivatives were structured to hedge interest
   rate exposure inherent in the assumptions used
   to price primarily certain long-term disability
   products.
   Interest rate swaps are also used to hedge a
   portion of the Company's floating rate
   guaranteed investment contracts. These
   derivatives convert the floating rate
   guaranteed investment contract payments to a
   fixed rate to better match the cash receipts
   earned from the supporting investment portfolio.      $  4,860    $ 4,944     $  (26)   $    40     $ (10)     $ (10)

                                                                                                             Hedge
                                                                                                        Ineffectiveness
                                                             Notional Amount         Fair Value            After-Tax
                                                           --------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005      2004
                                                           --------------------------------------------------------------
Foreign currency swaps
   Foreign currency swaps are used to convert foreign
   denominated cash flows associated with certain
   foreign denominated fixed maturity investments to
   U.S. dollars. The foreign fixed maturities are
   primarily denominated in euros and are swapped to
   minimize cash flow fluctuations due to changes in
   currency rates.                                         $  1,361    $ 1,311    $  (222)   $ (421)    $  4      $  --
FAIR-VALUE HEDGES
Interest rate swaps
   A portion of the Company's fixed debt is hedged
   against increases in LIBOR, the designated
   benchmark interest rate. In addition, interest
   rate swaps are used to hedge the changes in fair
   value of certain fixed rate liabilities and fixed
   maturity securities due to changes in LIBOR.               1,707        201         (1)       (5)       2         --
Interest rate caps and floors
   Interest rate caps and floors are used to offset
   the changes in fair value related to corresponding
   interest rate caps and floors that exist in
   certain of the Company's variable-rate fixed
   maturity investments and are not required to be
   bifurcated.                                                   --        148         --        (1)      --         --
                                                           -------------------------------------------------------------
 TOTAL CASH-FLOW, FAIR-VALUE AND NET INVESTMENT HEDGES
                                                           $  7,928    $ 6,604    $  (249)   $ (387)    $ (4)     $ (10)
                                                           -------------------------------------------------------------

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES
Interest rate caps and swaption contracts
   The Company is exposed to policyholder surrenders
   during a rising interest rate environment. Interest
   rate cap and swaption contracts are used to
   mitigate the Company's loss in a rising interest
   rate environment. The increase in yield from the
   cap and swaption contract in a rising interest rate
   environment may be used to raise credited rates,
   thereby increasing the Company's competitiveness
   and reducing the policyholder's incentive to
   surrender. These derivatives are also used to
   reduce the duration risk in certain investment
   portfolios. These derivative instruments are
   structured to hedge the durations of fixed maturity
   investments to match certain life products in
   accordance with the Company's asset and liability
   management policy.                                       $ 1,116    $ 1,466     $  1      $   2      $ --      $  (5)

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
Interest rate swaps and floors
   The Company uses interest rate swaps and floors to
   manage duration risk between assets and
   liabilities. In addition, the Company enters into
   interest rate swaps to terminate existing swaps in
   hedging relationships, thereby offsetting the
   changes in value of the original swap.                   $ 1,371    $ 1,441     $ 12      $   7      $  2      $   3
Foreign currency swaps and forwards
   The Company enters into foreign currency swaps and
   forwards and purchases foreign put options and
   writes foreign call options to hedge the foreign
   currency exposures in certain of its foreign fixed
   maturity investments.                                        490        312       (8)       (74)       20        (23)
Credit default and total return swaps
   The Company enters into swap agreements in which
   the Company assumes credit exposure of an
   individual entity, referenced index or asset pool.
   The Company assumes credit exposure to individual
   entities through credit default swaps. These
   contracts entitle the company to receive a periodic
   fee in exchange for an obligation to compensate the
   derivative counterparty should a credit event occur
   on the part of the referenced security issuer.
   Credit events typically include failure on the part
   of the referenced security issuer to make a fixed
   dollar amount of contractual interest or principal
   payments or bankruptcy. The maximum potential
   future exposure to the Company is the notional
   value of the swap contracts, $324 and $193,
   after-tax, as of December 31, 2005 and 2004,
   respectively.
   The Company also assumes exposure to the change in
   value of indices or asset pools through total
   return swaps and credit spreadlocks. As of December
   31, 2005 and 2004, the maximum potential future
   exposure to the Company from such contracts is $542
   and $458, after-tax, respectively.
   The Company enters into credit default swap
   agreements, in which the Company pays a derivative
   counterparty a periodic fee in exchange for
   compensation from the counterparty should a credit
   event occur on the part of the referenced security
   issuer. The Company entered into these agreements
   as an efficient means to reduce credit exposure to
   specified issuers or sectors. In addition, the
   Company enters into option contracts to receive
   protection should a credit event occur on the part
   of the referenced security issuer.                         2,013      1,418        3          6        10         16

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount          Fair Value           After-Tax
                                                          ---------------------------------------------------------------
HEDGING STRATEGY                                            2005        2004        2005      2004      2005       2004
                                                          ---------------------------------------------------------------
Options
   The Company writes option contracts for a
   premium to monetize the bifurcated option
   embedded in certain of its fixed maturity
   investments. The written option grants the
   holder the ability to call the bond at a
   predetermined strike value. The maximum
   potential future economic exposure is
   represented by the then fair value of the bond
   in excess of the strike value, which is expected
   to be entirely offset by the appreciation in the
   value of the embedded long option.                     $     12    $      95    $   --    $    1    $   (1)    $  (1)
Yen fixed annuity hedging instruments
   The Company enters into currency rate swaps and
   forwards to mitigate the foreign currency
   exchange rate and yen interest rate exposures
   associated with the yen denominated individual
   fixed annuity compound rate contract product.
   For further discussion, see below. Additionally,
   forward settling fixed maturity investments are
   traded to manage duration and foreign currency
   risk associated with this product.                        1,675          611      (179)       10      (143)        4
Product derivatives
   The Company offers certain variable annuity
   products with a GMWB rider. The GMWB is a
   bifurcated embedded derivative that provides the
   policyholder with a GRB if the account value is
   reduced to zero through a combination of market
   declines and withdrawals. The GRB is generally
   equal to premiums less withdrawals. The
   policyholder also has the option, after a
   specified time period, to reset the GRB to the
   then-current account value, if greater. For a
   further discussion, see the Derivative
   Instruments section of Note 2. The notional
   value of the embedded derivative is the GRB
   balance.                                                 31,803       25,433         8       129       (42)       35
GMWB hedging instruments
   The Company enters into interest rate futures,
   S&P 500 and NASDAQ index futures contracts and
   put and call options, as well as interest rate
   and EAFE index swap contracts to economically
   hedge exposure to the volatility associated with
   the portion of the GMWB liabilities which are
   not reinsured. In addition, the Company
   periodically enters into forward starting S&P500
   put options as well as S&P index futures and
   interest rate swap contracts to economically
   hedge the equity volatility risk exposure
   associated with anticipated future sales of the
   GMWB rider.                                               5,086           --       175        --       (13)       --

                                                                                                          Derivative
                                                                                                       Change in Value
                                                         Notional Amount            Fair Value            After-Tax
                                                      -------------------------------------------------------------------
HEDGING STRATEGY                                        2005         2004        2005       2004       2005       2004
                                                      -------------------------------------------------------------------
Reinsurance contracts associated with GMWB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMWB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   GRB amount.                                        $   8,575    $  25,433    $   (17)   $  (129)    $  19      $ (35)
Reinsurance contracts associated with GMIB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMIB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   yen denominated policyholder account value
   remeasured at the year-end yen to U.S.
   dollar spot rate.                                     16,782           --         72         --        73         --
Statutory reserve hedging instruments
   The Company purchased one and two year S&P500
   put option contracts to economically hedge
   the statutory reserve impact of equity
   exposure arising primarily from GMDB
   obligations against a decline in the equity
   markets.                                               1,142        1,921         14         32       (20)        (2)
                                                      ------------------------------------------------------------------
       TOTAL OTHER INVESTMENT AND RISK MANAGEMENT
                                       ACTIVITIES        70,065       58,130         81        (16)      (95)        (8)
                                                      ------------------------------------------------------------------
                            TOTAL DERIVATIVES [1]     $  77,993    $  64,734    $  (168)   $  (403)    $ (99)     $ (18)
                                                      ------------------------------------------------------------------


[1] Derivative change in value includes hedge ineffectiveness for cash-flow, fair-value and net investment hedges and total change in value of other investment and risk management activities.

The increase in notional amount since December 31, 2004, is primarily due to the reinsurance of GMIB product and new hedging strategies, which were partially offset by a decrease in the reinsurance arrangement associated with GMWB. The increase in net fair value of derivative instruments since December 31, 2004, was primarily due to an increase in market value of derivatives hedging foreign bonds due to the strengthening of the U.S. dollar in comparison to foreign currencies, an increase in GMWB related derivatives due to the recapture of its indemnity reinsurance arrangement (see below), and the reinsurance of GMIB, which is driven by the favorable returns of the underlying funds supporting the variable annuity product sold in Japan. These market value increases were partially offset by a decline in market value of yen fixed annuity hedging instruments due to the strengthening of the U.S. dollar against the yen.

For the year ended December 31, 2003, the after-tax net gains and losses representing the total ineffectiveness on all fair-value, cash-flow and net investment hedges were less than $1.

During September 2005, the Company and its subsidiary HLAI, recaptured its indemnity reinsurance arrangement, associated with the GMWB variable annuity rider, from HLA. The purchased derivatives that were used to economically hedge the contracts, previously held by HLA, were transferred to the Company and HLAI as part of the recapture. The notional and fair value of the transferred derivative contracts as of September 30, 2005, was $4.6 billion and $170, respectively. The derivative contracts consist of interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options as well as interest rate swap contracts. The loss on the derivative contracts from the recapture date to September 30, 2005, was $8, after-tax. Net realized capital gains and losses included the change in market value of both the embedded derivative related to the GMWB liability and the related derivative contracts that were purchased as economic hedges. For the year ended December 31, 2005, net loss associated with the GMWB derivatives (embedded derivative reinsurance contracts and hedging instruments) was $36, after-tax. For a further discussion of the recaptured indemnity reinsurance arrangement, see Note 15.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133. Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. As of December 31, 2005, the notional and fair value of the GMIB reinsurance agreement was $16.8 billion and $72, respectively. The change in value of the GMIB reinsurance agreement for the year ended December 31, 2005, was a gain of $73, after-tax. For a further discussion of the reinsurance agreement, see Note 15.

The yen denominated fixed annuity product ("yen fixed annuities") assumed from HLIKK is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2005 yen to U.S. dollar spot rate. During 2004 and the first six months of 2005, the Company managed the yen currency risk associated with the yen fixed annuities with pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps ("fixed currency swaps"). In order to mitigate the U.S. interest rate exposure, the fixed currency swaps, with a notional value of $1.2 billion, were closed or restructured in June 2005. The Company then entered into pay variable U.S. dollar receive fixed yen, zero coupon currency swaps ("currency swaps") associated with the yen fixed annuities. As of December 31, 2005, the notional value and fair value of the currency swaps were $1.7 billion and $(179), respectively.

Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the currency swaps exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The currency swaps are recorded at fair value incorporating changes in value due to changes in foreign exchange rates, Japanese and U.S. interest rates and accrued income. An after-tax net loss of $23 and a net gain of $2 for the years ended December 31, 2005 and 2004, respectively, which includes the changes in value of the currency swaps, fixed currency swaps and the yen fixed annuity contract remeasurement, was recorded in net realized capital gains and losses.

As of December 31, 2005 and 2004, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $(1) and $6, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2005, 2004 and 2003, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to the forecasted transactions that were no longer probable of occurring.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $745 and $1.0 billion, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1 for the years ended December 31, 2005 and 2004, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $257 and $276, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2005 and 2004, were as follows:

                                         2005        2004
                                       ---------------------
LOANED SECURITIES AND COLLATERAL
   PLEDGED
ABS                                    $     13    $     24
CMBS                                        146         158
Corporate                                   599         681
MBS                                         125          --
Government/Government Agencies
   Foreign                                   26          16
   United States                             93         404
                                       ---------------------
                            TOTAL      $  1,002    $  1,283
                                       ---------------------


As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $873 and $1.0 billion, respectively. At December 31, 2005 and 2004, cash collateral of $785 and

$1.0 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

As discussed in the Variable Interest Entities section above, the Company manages and invests in certain synthetic CLOs. Also, for certain of these synthetic CLOs, the Company is the primary beneficiary and must consolidate the CLOs. These CLOs have entered into various collateral arrangements with third party swap counterparties. For further discussion, see the Variable Interest Entities section above.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2005 and 2004, the fair value of securities on deposit was approximately $22 and $24, respectively.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2005 and 2004 were as follows:

                                                                                 2005                      2004
                                                                        --------------------------------------------------
                                                                         Carrying       Fair       Carrying        Fair
                                                                          Amount       Value        Amount        Value
                                                                        --------------------------------------------------
ASSETS
   Fixed maturities                                                      $ 43,242     $ 43,242     $ 42,691      $ 42,691
   Equity securities                                                          311          311          180           180
   Policy loans                                                             1,971        1,971        2,617         2,617
   Mortgage loans on real estate                                            1,355        1,348          794           806
   Other investments                                                          579          579          289           289
LIABILITIES
   Other policyholder funds [1]                                          $ 11,686     $ 11,273     $  9,244      $  9,075
                                                                         -------------------------------------------------


[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2005, the Company's current policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5.0, which increased from $2.9 million as of December 31, 2004. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts issued between July 7, 2003 through September 2005 with the GMWB are covered by a reinsurance arrangement with a related party. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA.

Insurance fees, earned premiums and other were comprised of the following:

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
Gross fee income, earned premiums and other                                              $ 4,019     $ 3,834     $ 3,780
Reinsurance assumed                                                                           39          49          43
Reinsurance ceded                                                                           (798)       (807)       (720)
                                                                                         --------------------------------
                                          NET FEE INCOME, EARNED PREMIUMS AND OTHER      $ 3,260     $ 3,076     $ 3,103
                                                                                         --------------------------------


The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $378, $426, and $550 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company also assumes reinsurance from other insurers.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require the Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $130, 133 and $78 in 2005, 2004 and 2003, respectively, and accident and health premium of $221, $230, and $305, respectively, to HLA.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                                          2005        2004        2003
                                                                                         --------------------------------
BALANCE, JANUARY 1                                                                       $ 6,453     $ 6,088     $ 5,479
Capitalization                                                                             1,226       1,375       1,319
Amortization -- Deferred policy acquisitions costs and present value of future
   profits                                                                                  (945)       (825)       (646)
Adjustments to unrealized gains and losses on securities available-for-sale and
   other                                                                                     367         (80)        (64)
Cumulative effect of accounting changes (SOP03-1)                                             --        (105)         --
                                                                                         --------------------------------
BALANCE, DECEMBER 31                                                                     $ 7,101     $ 6,453     $ 6,088
                                                                                         --------------------------------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the year ended December 31,
------------------------------------------------------------
2006                                                   $ 29
2007                                                   $ 29
2008                                                   $ 26
2009                                                   $ 24
2010                                                   $ 22
------------------------------------------------------------


NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2005 and December 31, 2004, the carrying amount of goodwill for the Company's Retail Products segment was $85 and $119 and the Company's Individual Life segment was $101 and $67, respectively. During 2005, the Company reallocated goodwill between segments to align the acquired business with the appropriate reporting segment.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2005 and 2004. The goodwill impairment analysis included Life's new operating segments.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 7.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross GMDB liability balance sold with annuity products were as follows:

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE AS OF JANUARY 1, 2005            $  174
Incurred                                              123
Paid                                                 (139)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2005          $  158
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $64 as of January
    1, 2005 and $40 as of December 31, 2005.

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE UPON ADOPTION -- AS OF
   JANUARY 1, 2004                                 $  217
Incurred                                              123
Paid                                                 (166)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2004          $  174
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $108 upon adoption of SOP 03-1 and $64 as of December 31, 2004.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2005 and 2004:

- 1,000 stochastically generated investment performance scenarios for 2005 and 2004 issue years; 250 stochastically generated investment performance scenarios for issue year 2003 and prior.

- Separate account returns representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 9.5% and 11% for aggressive equities, and a weighted average of 7.8% and 9% for December 31, 2005 and 2004, respectively.

- Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

- 80% of the 1983 GAM mortality table was used for mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

- Discount rate of 5.6% for 2005 issue year, 7% for issue years 2004 and 2003 and 7.5% for issue year 2002 and prior

The following table provides details concerning GMDB exposure:

BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2005

                                                                                       Retained        Weighted Average
                                                       Account       Net Amount       Net Amount         Attained Age
Maximum anniversary value (MAV) [1]                     Value          at Risk          at Risk          of Annuitant
                                                      --------------------------------------------------------------------
MAV only                                              $   57,445       $  5,040         $    507               64
With 5% rollup [2]                                         4,032            497               91               63
With Earnings Protection Benefit Rider (EPB) [3]           5,358            313               57               60
With 5% rollup & EPB                                       1,445            132               24               62
                                                      --------------------------------------------------------------------
Total MAV                                                 68,280          5,982              679
Asset Protection Benefit (APB) [4]                        26,880             25               13               61
Lifetime Income Benefit (LIB) [5]                            251             --               --               59
Reset [6] (5-7 years)                                      7,419            435              435               65
Return of Premium [7] /Other                               9,235             37               35               49
                                                      --------------------------------------------------------------------
                                           TOTAL      $  112,065       $  6,479         $  1,162               62
                                                      --------------------------------------------------------------------


[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. During the fourth quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's (S&P) 500 index options in its valuation of the GMWB embedded derivative and related reinsurance as well as the GMIB reinsurance derivative. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the GMIB reinsurance asset. The impact to net income, including other changes in assumptions, after DAC amortization and taxes, was a loss of $18.

As of December 31, 2005 and December 31, 2004, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $8 and $129, respectively. During 2005, 2004 and 2003, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $(64), $54 and $178, respectively. There were no payments made for the GMWB during 2005, 2004 or 2003.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2005 $26.4 billion, or 69% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2004 was $31.8 billion and $25.4 billion, respectively

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                 AS OF
                                              DECEMBER 31,
Asset type                                        2005
                                            -----------------
Equity securities (including mutual
   funds)                                     $    94,419
Cash and cash equivalents                           8,609
                                            -----------------
                                 TOTAL        $   103,028
                                            -----------------


As of December 31, 2005, approximately 16% of the equity securities above were invested in fixed income securities through these funds and approximately 84% were invested in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes sufficient premium payments to meet the requirements of the guarantee. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2005, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through

December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                             2005     2004
                                             ---------------
Balance, beginning of period                 $ 309   $  198
Sales inducements deferred                      85      141
Amortization charged to income                 (39)     (30)
                                             ---------------
BALANCE, END OF PERIOD                       $ 355   $  309
                                             ---------------


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions, now consolidated, have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and certain of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The consolidated amended complaint alleges on behalf of a putative class of shareholders that The Hartford and the four named individual defendants, as control persons of The Hartford, failed to disclose to the investing public that The Hartford's business and growth was predicated on the unlawful activity alleged in the NYAG Complaint. The class period alleged is August 6, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaint seeks damages and attorneys' fees. Defendants filed a motion to dismiss in June 2005, and the Court heard oral argument on December 22, 2005. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions, now consolidated, also have been filed in the same court. The consolidated amended complaint, brought by a shareholder on behalf of The Hartford against its directors and an executive officer, alleges that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaint seeks damages, injunctive relief, disgorgement, and attorneys' fees. Defendants filed a motion to dismiss in May 2005, and the plaintiffs thereafter agreed to stay further proceedings pending resolution of the motion to dismiss the securities class action. All defendants dispute the allegations and intend to defend these actions vigorously.

Three consolidated putative class actions filed in the same court on behalf of participants in The Hartford's 401(k) plan, alleging that The Hartford and other plan fiduciaries breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint, have been voluntarily dismissed by the plaintiffs without payment.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Hartford and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. The Hartford also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. In addition, The Hartford was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserts claims under California insurance law and seeks injunctive relief only. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the mutual funds, The Hartford has indemnified the affected mutual funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36, after-tax, in the fourth quarter of 2005, of which $14, after tax, was attributed to the Company to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 already attributed to the Company. However, the ultimate liability of the Company is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $36, and $31 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $27, $15 and $12 for the years ended December 31, 2005, 2004 and 2003, respectively.

Future minimum rental commitments on all operating leases are as follows:

2006                                                 $   33
2007                                                     31
2008                                                     26
2009                                                     23
2010                                                     21
Thereafter                                                8
------------------------------------------------------------
TOTAL                                                $  142
------------------------------------------------------------


TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit related primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

UNFUNDED COMMITMENTS

At December 31, 2005, the Company has outstanding commitments totaling $477, of which $243 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $234 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. There were $3.3, $2.9 and $0 in guaranty fund assessment payments (net of refunds) in 2005, 2004 and 2003, respectively.

The Hartford accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2005 and 2004, the liability balance was $15 and $22, respectively. As of December 31, 2005 and 2004, included in other assets was $13 and $11, respectively, of related assets for premium tax offsets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                ----------------------------
                                 2005      2004       2003
                                ----------------------------
Current                         $   71     $ (34)    $   13
Deferred                           136        63        155
                                ----------------------------
        INCOME TAX EXPENSE      $  207     $  29     $  168
                                ----------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               ----------------------------
                                2005      2004       2003
                               ----------------------------
Tax provision at the
   U.S. federal
   statutory rate              $  391    $  354     $  278
Dividends received
   deduction                     (184)     (132)      (108)
IRS audit settlement               --      (191)        --
Foreign related
   investments                     (2)       (2)        (4)
Other                               2        --          2
                               ----------------------------
                    TOTAL      $  207    $   29     $  168
                               ----------------------------


Deferred tax assets (liabilities) include the following as of December 31:

                                       2005         2004
                                     ----------------------
DEFERRED TAX ASSETS
Tax basis deferred policy
   acquisition costs and
   reserves                          $    581     $    607
NOL carryover                              13           --
Minimum tax credit                        191          126
Foreign tax credit carryovers              31            6
Other                                      30           36
                                     ----------------------
      TOTAL DEFERRED TAX ASSETS           846          775
DEFERRED TAX LIABILITIES
Financial statement deferred
   policy acquisition costs
   and reserves                          (977)        (677)
Net unrealized gains on
   securities                            (291)        (669)
Employee benefits                         (15)         (16)
Investment related items and
   other                                  (79)         (51)
                                     ----------------------
 TOTAL DEFERRED TAX LIABILITIES        (1,362)      (1,413)
                                     ----------------------
             TOTAL DEFERRED TAX
              ASSET/(LIABILITY)      $   (516)    $   (638)
                                     ----------------------


The Company had a current tax receivable of $199 and $121 as of December 31, 2005 and 2004, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates, based on currently available information, that it will distribute the entire balance in the account, thereby permanently eliminating the potential tax of $31.

NOTE 13. STATUTORY RESULTS

                                  FOR THE YEARS ENDED
                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Statutory net income         $   185    $   536     $   801
                             -------------------------------
Statutory capital and
   surplus                   $ 3,034    $ 3,191     $ 3,115
                             -------------------------------


A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2005, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2006, without prior approval, is $303.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $21, $20 and $19 in 2005, 2004 and 2003, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $8, $8 and $6 for the years ended December 31, 2005, 2004 and 2003, respectively.

NOTE 15. STOCK COMPENSATION PLANS

On May 18, 2005 at the The Hartford's Annual Meeting of Shareholders, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. The aggregate number of shares of stock, which may be awarded, is subject to a maximum limit of 7,000,000 shares applicable to all awards for the ten-year duration of the 2005 Stock Plan. To the extent that any awards under The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors are forfeited, terminated, expire unexercised or are settled for cash in lieu of stock, the shares subject to such awards (or the relevant portion thereof) shall be available for awards under the 2005 Stock Plan and shall be added to the total number of shares available under the 2005 Stock Plan.

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of the The Hartford's common stock on the date of grant, and an option's maximum term is ten years and two days. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable upon the attainment of specified market price appreciation of the The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2005, The Hartford had not issued any incentive stock options under any plans.

Performance awards of common stock granted under the 2005 Stock Plan become payable upon the attainment of specific performance goals achieved over a period of not less than one nor more than five years, and the restricted stock granted is subject to a restriction period. On a cumulative basis, no more than 20% of the aggregate number of shares which may be awarded under the 2005 Stock Plan are available for performance shares, restricted stock awards, or restricted stock unit awards. Also, the maximum award of performance shares, restricted stock awards, or restricted stock unit awards for any individual employee in any year is 200,000 shares or units. In 2005, the The Hartford granted 704,738 shares of common stock with a weighted average price of $71.62 related to performance shares, restricted stock awards, and restricted stock unit awards. In 2004 and 2003, the The Hartford granted shares of common stock of 315,452 and 333,712 with weighted average prices of $64.93 and $38.13, respectively, related to performance share and restricted stock awards.

In 1996, the The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. The Hartford may sell up to 5,400,000 shares of stock to eligible employees under the ESPP. In 2005, 2004 and 2003, 328,276, 345,262 and 443,467 shares were sold, respectively. The per share weighted average fair value of the discount under the ESPP was $10.77, $9.31, and $11.96 in 2005, 2004 and 2003,
respectively. Additionally, during 1997, The Hartford established employee stock purchase plans for certain employees of The Hartford's international subsidiaries. Under these plans, participants may purchase common stock of The Hartford at a fixed price at the end of a three-year period. The activity under these programs is not material.

NOTE 16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The

Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguishment of a reinsurance recoverable liability of $36, resulting in a capital contribution of $155.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2005, $1,463 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by HLIKK. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by HLIKK. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to HLIKK. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

While the form of the agreement between HLAI and HLIKK. is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the agreement is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to earnings.

As of August 31, 2005, the effective date of the agreement, the reinsurance derivative liability recorded by the Company was $15. As described above, in connection with accepting the reinsurance derivative, the Company received $25 in cash. The difference between the fair value of the reinsurance derivative and the cash received was recorded as an in substance capital contribution of $10 from a related party. Subsequent cohorts, as ceded, representing new business written with the GMIB rider, will be recorded in a manner similar to the in-force block. The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2005, the fair value of the reinsurance derivative was an asset of $72. During the year ended, December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

NOTE 17. QUARTERLY RESULTS FOR 2005 AND 2004 (UNAUDITED)

                                                                          Three Months Ended
                                             -----------------------------------------------------------------------------
                                                 March 31,           June 30,         September 30,       December 31,
                                             -----------------------------------------------------------------------------
                                              2005      2004      2005     2004      2005      2004      2005      2004
                                             -----------------------------------------------------------------------------
Revenues                                     $ 1,440   $ 1,399   $1,400   $ 1,346   $ 1,521   $ 1,456   $ 1,543   $ 1,485
Benefits, claims and expenses                  1,118     1,116    1,172     1,091     1,210     1,202     1,275     1,243
Net income [1]                                   241       181      180       180       247       395       248       209
                                             -----------------------------------------------------------------------------


[1] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)    Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (2)    Not applicable.

     (3)    (a) Principal Underwriter Agreement.(2)

     (3)    (b) Form of Dealer Agreement.(3)

     (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)

     (5)    Form of Application.(4)

     (6)    (a) Articles of Incorporation of Hartford.(5)

     (6)    (b) Bylaws of Hartford.(6)

     (7)    Form of Fund Participation Agreement.(7)

     (8)    Form of Reinsurance Agreement.(8)

     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)   Consent of Deloitte & Touche LLP.

     (11)   No financial statements are omitted.

     (12)   Not applicable.

     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91927, dated December 3, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 28, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer, Director*
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Joseph G. Eck                       Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Sharon Roberts                      Vice President
Craig R. Raymond                    Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Vice President and Actuary
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
          OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006, there were 70,755 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

    Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD Positions and Offices

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
Anthony Dowling                  Chief Compliance Officer
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  Director
Martin A. Swanson                Vice President
John C. Walters                  Chief Executive Officer, Director
William Wilcox                   Chief Legal Officer
Lizabeth H. Zlatkus              Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

    The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2006.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:        Thomas M. Marra                               *By:      /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Christopher M. Grinnell
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board, President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:        Thomas M. Marra
           ---------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
John C. Walters, Executive Vice President, Director*    *By:       /s/ Christopher M. Grinnell
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Christopher M. Grinnell
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice
     President & Chief Investment Officer,
     Director*                                          Date:      April 7, 2006

333-101948

                                EXHIBIT INDEX

      (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

      (10)  Consent of Deloitte & Touche LLP.

      (99)  Copy of Power of Attorney.